                             GT GLOBAL THEME FUNDS
                          PROSPECTUS -- MARCH 1, 1998
--------------------------------------------------------------------------------

         GT GLOBAL FINANCIAL SERVICES FUND              GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
           GT GLOBAL INFRASTRUCTURE FUND                         GT GLOBAL HEALTH CARE FUND
         GT GLOBAL NATURAL RESOURCES FUND                     GT GLOBAL TELECOMMUNICATIONS FUND

GT GLOBAL FINANCIAL SERVICES FUND ("FINANCIAL SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Financial Services Portfolio ("Financial Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries.

GT GLOBAL INFRASTRUCTURE FUND ("INFRASTRUCTURE FUND") seeks long-term capital growth by investing all of its investable assets in the Global Infrastructure Portfolio ("Infrastructure Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure.

GT GLOBAL NATURAL RESOURCES FUND ("NATURAL RESOURCES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Natural Resources Portfolio ("Natural Resources Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies.

GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND ("CONSUMER PRODUCTS AND SERVICES FUND") seeks long-term capital growth by investing all of its investable assets in the Global Consumer Products and Services Portfolio ("Consumer Products and Services Portfolio"), which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services.

GT GLOBAL HEALTH CARE FUND ("HEALTH CARE FUND") seeks long-term capital appreciation by investing primarily in equity securities of health care companies throughout the world.

GT GLOBAL TELECOMMUNICATIONS FUND ("TELECOMMUNICATIONS FUND") seeks long-term growth of capital by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

Each Portfolio's investment objective is identical to that of its corresponding Fund. There can be no assurance that any Fund or Portfolio will achieve its investment objective. The investment experience of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund will correspond directly with the investment experience of their corresponding Portfolios.

FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY, ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

The Funds and the Portfolios are managed and/or administered by Chancellor LGT Asset Management, Inc. (the "Manager"). The Manager and its worldwide affiliates are part of Liechtenstein Global Trust, a provider of global asset management and private banking products and services to individual and institutional investors.

This Prospectus sets forth concisely the information an investor should know before investing and should be read carefully and retained for future reference. A Statement of Additional Information, dated March 1, 1998, has been filed with the Securities and Exchange Commission ("SEC") and, as supplemented or amended from time to time, is incorporated by reference. The Statement of Additional Information is available without charge by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111, or by calling (800) 824-1580. It is also available, along with other related materials, on the SEC's Internet web site (http://www.sec.gov).

FOR FURTHER INFORMATION, CALL (800) 824-1580 OR CONTACT YOUR FINANCIAL ADVISER.

                                     [LOGO]

--------------------------------------------------------------------------------

THESE  SECURITIES  HAVE  NOT  BEEN APPROVED  OR  DISAPPROVED  BY  THE SECURITIES
 AND EXCHANGE  COMMISSION, NOR  HAS THE  SECURITIES AND  EXCHANGE  COMMISSION
   PASSED  ON  THE ACCURACY  OR  ADEQUACY OF  THIS  PROSPECTUS.         ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               Prospectus Page 1

                             GT GLOBAL THEME FUNDS

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Prospectus Summary........................................................................          3
Financial Highlights......................................................................          8
Investment Objectives and Policies........................................................         19
Risk Factors..............................................................................         27
How to Invest.............................................................................         32
How to Make Exchanges.....................................................................         39
How to Redeem Shares......................................................................         40
Shareholder Account Manual................................................................         42
Calculation of Net Asset Value............................................................         43
Dividends, Other Distributions and Federal Income Taxation................................         44
Management................................................................................         46
Other Information.........................................................................         49


                               Prospectus Page 2

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
------------------------------------------------------------
The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus. Cross-references in the summary are to headings in the body of this Prospectus.

The Funds and the Portfolios:  Each  Fund is a diversified series  of G.T. Investment Funds, Inc.
                               (the "Company"). Each Portfolio is a diversified series of  Global
                               Investment   Portfolio.  The  Portfolios,  Health  Care  Fund  and
                               Telecommunications Fund  are  referred  to herein  as  the  "Theme
                               Portfolios."

Investment Objectives:         The   Financial  Services   Fund,  Infrastructure   Fund,  Natural
                               Resources Fund  and  Consumer  Products  and  Services  Fund  seek long-term  capital growth.  The Health  Care Fund  seeks long-term capital appreciation. The Telecommunications Fund seeks  long-term growth of capital.

Principal Investments:         The  Financial Services Fund invests  all of its investable assets in the  Financial  Services  Portfolio, which,  in  turn,  invests primarily  in equity securities of  companies throughout the world that operate in the financial services industries.

                               The Infrastructure Fund  invests all of  its investable assets  in the Infrastructure Portfolio, which, in turn, invests primarily in equity  securities of companies throughout  the world that design,
                               develop  or  provide  products  and  services  significant  to   a
                               country's infrastructure.

                               The Natural Resources Fund invests all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in  equity securities of companies  throughout the world that own, explore or develop natural  resources and other basic  commodities or supply goods and services to such companies.

                               The  Consumer  Products  and  Services  Fund  invests  all  of its investable assets in the Consumer Products and Services Portfolio,
                               which,  in  turn,  invests  primarily  in  equity  securities   of
                               companies throughout the world that manufacture, market, retail or distribute consumer products and services.

                               The  Health Care  Fund invests  primarily in  equity securities of health care companies throughout the world.

                               The Telecommunications Fund invests primarily in equity securities of companies  throughout the  world  engaged in  the  development, manufacture or sale of telecommunications services or equipment.

Principal Risk Factors:        There  is no assurance that any Fund or Portfolio will achieve its investment objective. Each Fund's net asset value will  fluctuate, reflecting  fluctuations  in  the  market  value  of  its  or  its
                               corresponding   Portfolio's   portfolio   holdings.   Each   Theme
                               Portfolio's  policy of concentrating  its investments in companies in its particular industries may cause a Fund's net asset value to fluctuate more  than  if  it  invested  in  a  greater  number  of industries.

                               Prospectus Page 3

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Each Theme Portfolio may invest in foreign securities. Investments in  foreign  securities involve  risks  relating to  political and economic developments  abroad  and  the  differences  between  the regulations  to  which  U.S.  and  foreign  issuers  are  subject.
                               Individual  foreign  economies  also   may  differ  favorably   or
                               unfavorably  from the  U.S. economy.  Changes in  foreign currency exchange rates will affect a Fund's net asset value, earnings  and gains  and losses realized  on sales of  securities. Securities of foreign companies  may  be  less  liquid  and  their  prices  more volatile than those of securities of comparable U.S. companies.

                               Each  Theme  Portfolio  may engage  in  certain  foreign currency, options and futures transactions to  attempt to hedge against  the overall  level of investment and currency risk associated with its present or planned investments. Such transactions involve  certain risks and transaction costs.

                               The   Financial   Services   Portfolio,  Health   Care   Fund  and
                               Telecommunications  Fund  may  each  invest  up  to  5%,  and  the
                               Infrastructure Portfolio, Natural Resources Portfolio and Consumer
                               Products  and Services Portfolio may each invest up to 20%, of its
                               total  assets   in  below   investment  grade   debt   securities.
                               Investments  of this type are subject to a greater risk of loss of principal and interest.

                               See "Investment Objectives and Policies" and "Risk Factors."

Investment Manager:            The Manager is part of  Liechtenstein Global Trust, a provider  of global  asset management and private banking products and services
                               to  individual   and  institutional   investors,  entrusted   with
                               approximately $79 billion in total assets as of December 31, 1997.
                               The Manager and its worldwide asset management affiliates maintain investment  offices in Frankfurt, Hong Kong, London, New York, San
                               Francisco, Singapore, Sydney, Tokyo and Toronto. See "Management."

Alternative Purchase Plan:     Investors may select Class  A or Class B  shares, each subject  to different  expenses and  a different sales  charge structure. Each class has  distinct  advantages and  disadvantages  for  different investors,  and investors should choose  the class that best suits their circumstances and objectives. See "How to Invest."

  Class A Shares:              Offered at  net  asset  value plus  any  applicable  sales  charge
                               (maximum  is 4.75% of public offering  price) and subject to 12b-1 service and  distribution fees  at the  annualized rate  of up  to
                               0.50% of the average daily net assets of Class A shares.

  Class B Shares:              Offered at net asset value with no initial sales charge (a maximum contingent  deferred sales charge of 5%  of net asset value at the time of purchase or sale, whichever is less, is imposed on certain redemptions made within six years of date of purchase) and subject to 12b-1 service and distribution  fees at the annualized rate  of up to 1.00% of the average daily net assets of Class B shares.


                               Prospectus Page 4

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Shares Available Through:      Class  A and Class B  shares are available through broker/dealers,
                               banks   and   other   financial   service   entities   ("Financial
                               Institutions")  that have entered into  agreements with the Funds'
                               distributor, GT Global,  Inc. ("GT  Global"). Shares  also may  be acquired directly through GT Global or through exchanges of shares of the other GT Global Mutual Funds, which are open-end management investment  companies advised and/or  administered by the Manager.
                               See "How to Invest" and "Shareholder Account Manual."

Exchange Privileges:           Shares may be exchanged without a  sales charge for shares of  the same  class of any other  GT Global Mutual Fund.  See "How to Make
                               Exchanges" and "Shareholder Account Manual."

Redemptions:                   Shares may be  redeemed through Financial  Institutions that  sell shares  of  the  Funds or  the  Funds' transfer  agent,  GT Global
                               Investor Services,  Inc. ("Transfer  Agent"). See  "How to  Redeem
                               Shares" and "Shareholder Account Manual."

Dividends and Other
  Distributions:               Dividends  are  paid  annually  from  net  investment  income  and realized net short-term capital gain; other distributions are paid annually from net capital gain and net gains from foreign currency transactions, if any.

Reinvestment:                  Dividends and other distributions may be reinvested  automatically in  Fund  shares of  the distributing  class or  in shares  of the corresponding class  of other  GT Global  Mutual Funds  without  a sales charge.

First Purchase:                $500 minimum ($100 for individual retirement accounts ("IRAs") and reduced amounts for certain other retirement plans).

Subsequent Purchases:          $100  minimum ($25 for IRAs and  reduced amounts for certain other retirement plans).

Net Asset Values:              Quoted daily in the financial section of most newspapers.

Other Features:

  Class A Shares:              Letter of Intent                  Dollar Cost Averaging Program
                               Quantity Discounts                Automatic Investment Plan
                               Right of Accumulation             Systematic Withdrawal Plan
                               Reinstatement Privilege           Portfolio Rebalancing Program

  Class B Shares:              Reinstatement Privilege           Automatic Investment Plan
                               Systematic Withdrawal Plan        Dollar Cost Averaging Program
                               Portfolio Rebalancing Program


                               Prospectus Page 5

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

SUMMARY OF INVESTOR COSTS. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Funds are reflected in the following tables(1):

                                                                                                           GT GLOBAL
                                                                   GT GLOBAL           GT GLOBAL           FINANCIAL
                                                                  HEALTH CARE        TELECOMMUNI-          SERVICES
                                                                     FUND            CATIONS FUND            FUND
                                                               -----------------   -----------------   -----------------
                                                               CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                               -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
   (as a % of offering price)................................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders..............................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net asset value at
   time of purchase or sale, whichever is less)..............    None     5.00%      None     5.00%      None     5.00%
  Redemption charges.........................................    None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year.....................    None      None      None      None      None      None
    -- On each additional exchange...........................   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees..............   0.97%     0.97%     0.94%     0.94%     0.98%     0.98%
  12b-1 distribution and service fees........................   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses (after reimbursements)......................   0.33%     0.33%     0.40%     0.40%     0.88%     0.88%
                                                               -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..............................   1.80%     2.30%     1.84%     2.34%     2.36%     2.86%
                                                               -------   -------   -------   -------   -------   -------
                                                               -------   -------   -------   -------   -------   -------

                                                                                               GT GLOBAL
                                                       GT GLOBAL           GT GLOBAL       CONSUMER PRODUCTS
                                                    INFRASTRUCTURE     NATURAL RESOURCES          AND
                                                         FUND                FUND            SERVICES FUND
                                                   -----------------   -----------------   -----------------
                                                   CLASS A   CLASS B   CLASS A   CLASS B   CLASS A   CLASS B
                                                   -------   -------   -------   -------   -------   -------
SHAREHOLDER TRANSACTION COSTS (2):
  Maximum sales charge on purchases of shares
   (as a % of offering price)....................   4.75%      None     4.75%      None     4.75%      None
  Sales charges on reinvested distributions to
   shareholders..................................    None      None      None      None      None      None
  Maximum deferred sales charge (as a % of net
   asset value at time of purchase or sale,
   whichever is less)............................    None     5.00%      None     5.00%      None     5.00%
  Redemption charges.............................    None      None      None      None      None      None
  Exchange fees:
    -- On first four exchanges each year.........    None      None      None      None      None      None
    -- On each additional exchange...............   $7.50     $7.50     $7.50     $7.50     $7.50     $7.50
ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration
   fees..........................................   0.98%     0.98%     0.98%     0.98%     0.98%     0.98%
  12b-1 distribution and service fees............   0.50%     1.00%     0.50%     1.00%     0.50%     1.00%
  Other expenses.................................   0.60%     0.60%     0.65%     0.65%     0.51%     0.51%
                                                   -------   -------   -------   -------   -------   -------
  Total Fund Operating Expenses..................   2.08%     2.58%     2.13%     2.63%     1.99%     2.49%
                                                   -------   -------   -------   -------   -------   -------
                                                   -------   -------   -------   -------   -------   -------

                               Prospectus Page 6

                             GT GLOBAL THEME FUNDS

                               PROSPECTUS SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES:
An investor would have directly or indirectly paid the following expenses at the end of the periods shown on a $1,000 investment in the Funds, assuming a 5% annual return:

                                                 GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                                HEALTH CARE                 TELECOMMUNICATIONS             FINANCIAL SERVICES
                                                    FUND                           FUND                           FUND
                                        ----------------------------   ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)....................  $65    $102    $141    $250    $65    $103    $143    $255    $70    $118    $169    $306
Class B Shares:
  Assuming a complete redemption at
   end of period (5)..................  $75    $105    $147    $266    $75    $106    $149    $270    $80    $122    $175    $322
  Assuming no redemption..............  $24    $ 73    $124    $266    $24    $ 74    $126    $270    $29    $ 90    $153    $322

                                                 GT GLOBAL                      GT GLOBAL                      GT GLOBAL
                                               INFRASTRUCTURE               NATURAL RESOURCES              CONSUMER PRODUCTS
                                                    FUND                           FUND                    AND SERVICES FUND
                                        ----------------------------   ----------------------------   ----------------------------
                                        ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN    ONE    THREE   FIVE     TEN
                                        YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS   YEAR   YEARS   YEARS   YEARS
                                        ----   -----   -----   -----   ----   -----   -----   -----   ----   -----   -----   -----
Class A Shares (4)....................  $68    $110    $155    $278    $68    $112    $157    $283    $67    $107    $150    $269
Class B Shares:
  Assuming a complete redemption at
   end of period (5)..................  $78    $113    $161    $294    $78    $115    $164    $299    $77    $111    $157    $285
  Assuming no redemption..............  $26    $ 81    $139    $294    $27    $ 83    $141    $299    $26    $ 78    $134    $285

------------------

(1) THESE TABLES ARE INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUNDS. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies. THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUNDS' AND THE PORTFOLIOS' ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN. The tables and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Funds' or the Portfolios' projected or actual performance.

(2) Sales charge waivers are available for Class A and Class B shares, and reduced sales charge purchase plans are available for Class A shares. The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "How to Invest."

(3) Expenses are based on the Funds' fiscal year ended October 31, 1997. "Other expenses" include custody, transfer agency, legal, audit and other operating expenses. Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B shares, respectively. See "Management" herein and the Statement of Additional Information for more information. The Funds also offer Advisor Class shares, which are not subject to 12b-1 distribution and service fees, to certain categories of investors. See "How to Invest."
     The Board of Directors of the Company believes that the aggregate per share expenses of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and each of their corresponding Portfolios will be approximately equal to the expenses each such Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio.
(4)  Assumes payment of maximum sales charge by the investor.
(5)  Assumes deduction of the applicable contingent deferred sales charge.

                               Prospectus Page 7

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The tables below provide condensed financial information concerning income and capital changes for one Class A and Class B share of each Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information. The financial statements and notes for the fiscal year ended October 31, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants, whose report thereon is also included in the Statement of Additional Information.

                           GT GLOBAL HEALTH CARE FUND

                                                                                  CLASS A+
                                                    --------------------------------------------------------------------
                                                                            YEAR ENDED OCT. 31,
                                                    --------------------------------------------------------------------
                                                     1997*     1996*      1995     1994*     1993*      1992      1991
                                                    --------  --------  --------  --------  --------  --------  --------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  23.60  $  21.84  $  19.60  $  17.86  $  17.44  $  19.29  $  12.83
                                                    --------  --------  --------  --------  --------  --------  --------
Income from investment operations:
  Net investment income (loss)....................     (0.25)    (0.17)    (0.15)    (0.22)    (0.15)    (0.18)     0.03
  Net realized and unrealized gain (loss) on
   investments....................................      6.48      4.79      3.73      2.02      0.57     (1.53)     6.78
                                                    --------  --------  --------  --------  --------  --------  --------
    Net increase (decrease) from investment
     operations...................................      6.23      4.62      3.58      1.80      0.42     (1.71)     6.81
                                                    --------  --------  --------  --------  --------  --------  --------
Distributions:
  From net investment income......................        --        --        --        --        --        --     (0.07)
  From net realized gain on investments...........     (1.85)    (2.86)    (1.34)       --        --     (0.14)    (0.28)
  In excess of net realized gain on investments...        --        --        --     (0.06)       --        --        --
                                                    --------  --------  --------  --------  --------  --------  --------
    Total distributions...........................     (1.85)    (2.86)    (1.34)    (0.06)       --     (0.14)    (0.35)
                                                    --------  --------  --------  --------  --------  --------  --------
Net asset value, end of period....................  $  27.98  $  23.60  $  21.84  $  19.60  $  17.86  $  17.44  $  19.29
                                                    --------  --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------  --------
Total investment return (c).......................    28.36%    23.14%    19.79%    10.11%      2.4%    (8.9)%     54.2%
                                                    --------  --------  --------  --------  --------  --------  --------
                                                    --------  --------  --------  --------  --------  --------  --------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $472,083  $467,861  $426,380  $438,940  $461,113  $655,867  $552,897
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................   (1.00)%   (0.71)%   (0.72)%   (1.23)%   (0.90)%   (0.97)%     0.19%
  Without expense reductions......................   (1.03)%   (0.75)%   (0.78)%       N/A       N/A       N/A       N/A
Ratio of expenses to average net assets:
  With expense reduction..........................     1.77%     1.80%     1.85%     1.98%     2.00%     2.05%     2.01%
  Without expense reduction.......................     1.80%     1.84%     1.91%       N/A       N/A       N/A       N/A
Portfolio turnover rate +++.......................      149%      157%       99%       64%       61%       30%       23%
Average commission rate per share paid on
 portfolio transactions +++.......................  $ 0.0490  $ 0.0548       N/A       N/A       N/A       N/A       N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 8

                             GT GLOBAL THEME FUNDS

                           GT GLOBAL HEALTH CARE FUND
                                  (CONTINUED)

                                                             CLASS A+                          CLASS B++
                                                    ---------------------------   ------------------------------------
                                                      YEAR      AUG. 7, 1989
                                                     ENDED      (COMMENCEMENT             YEAR ENDED OCT. 31,
                                                    OCT. 31,  OF OPERATIONS) TO   ------------------------------------
                                                      1990      OCT. 31, 1989      1997*     1996*     1995*    1994*
                                                    --------  -----------------   --------  --------  -------  -------
Per Share Operating Performance:
Net asset value, beginning of period..............  $  11.83       $ 11.43        $  23.15  $  21.56  $ 19.46  $ 17.80
                                                    --------      --------        --------  --------  -------  -------
Income from investment operations:
  Net investment income (loss)....................      0.06          0.01           (0.37)    (0.27)   (0.25)   (0.32)
  Net realized and unrealized gain (loss) on
   investments....................................      0.97          0.39            6.34      4.72     3.69     2.02
                                                    --------      --------        --------  --------  -------  -------
    Net increase (decrease) from investment
     operations...................................      1.03          0.40            5.97      4.45     3.44     1.70
                                                    --------      --------        --------  --------  -------  -------
Distributions:
  From net investment income......................     (0.03)           --              --        --                --
  From net realized gain on investments...........        --            --           (1.85)    (2.86)   (1.34)      --
  In excess of net realized gain on investments...        --            --              --        --       --    (0.04)
                                                    --------      --------        --------  --------  -------  -------
    Total distributions...........................     (0.03)           --           (1.85)    (2.86)   (1.34)   (0.04)
                                                    --------      --------        --------  --------  -------  -------
Net asset value, end of period....................  $  12.83       $ 11.83        $  27.27  $  23.15  $ 21.56  $ 19.46
                                                    --------      --------        --------  --------  -------  -------
                                                    --------      --------        --------  --------  -------  -------
Total investment return (c).......................      8.7%          3.5%(a)       27.75%    22.59%   19.17%    9.55%
                                                    --------      --------        --------  --------  -------  -------
                                                    --------      --------        --------  --------  -------  -------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $145,544       $49,903        $147,440  $107,622  $70,740  $39,100
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     0.66%          3.2%(b)      (1.50)%   (1.21)%  (1.22)%  (1.73)%
  Without expense reductions......................       N/A           N/A         (1.53)%   (1.25)%  (1.28)%      N/A
Ratio of expenses to average net assets:
  With expense reduction..........................     2.39%          2.5%(b)        2.27%     2.30%    2.35%    2.48%
  Without expense reduction.......................       N/A           N/A           2.30%     2.34%    2.41%      N/A
Portfolio turnover rate +++.......................       34%          183%(b)         149%      157%      99%      64%
Average commission rate per share paid on
 portfolio transactions +++.......................       N/A           N/A        $ 0.0490  $ 0.0548      N/A      N/A


                                                    APRIL 1, 1993
                                                          TO
                                                    OCT. 31, 1993*
                                                    --------------
Per Share Operating Performance:
Net asset value, beginning of period..............     $  15.59
                                                    --------------
Income from investment operations:
  Net investment income (loss)....................        (0.14)
  Net realized and unrealized gain (loss) on
   investments....................................         2.35
                                                    --------------
    Net increase (decrease) from investment
     operations...................................         2.21
                                                    --------------
Distributions:
  From net investment income......................           --
  From net realized gain on investments...........           --
  In excess of net realized gain on investments...           --
                                                    --------------
    Total distributions...........................           --
                                                    --------------
Net asset value, end of period....................     $  17.80
                                                    --------------
                                                    --------------
Total investment return (c).......................        14.2%(a)
                                                    --------------
                                                    --------------
Ratios and supplemental data:
Net assets, end of period (in 000's)..............     $  8,604
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................       (1.4)%(b)
  Without expense reductions......................          N/A
Ratio of expenses to average net assets:
  With expense reduction..........................         2.5%(b)
  Without expense reduction.......................          N/A
Portfolio turnover rate +++.......................          61%
Average commission rate per share paid on
 portfolio transactions +++.......................          N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* These selected per share data were calculated based upon average shares outstanding during the period.

(a) Not annualized.

(b) Annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------

                                                                                                               AVERAGE MONTHLY
                                                                                          AVERAGE MONTHLY         NUMBER OF
                                                                        AMOUNT OF DEBT    AMOUNT OF DEBT     REGISTRANT'S SHARES
                                                                        OUTSTANDING AT      OUTSTANDING          OUTSTANDING
YEAR ENDED                                                              END OF PERIOD    DURING THE PERIOD    DURING THE PERIOD
----------------------------------------------------------------------  --------------   -----------------   -------------------
October 31, 1997......................................................       --              $323,288            24,106,677


                                                                        AVERAGE AMOUNT
                                                                         OF DEBT PER
                                                                         SHARE DURING
YEAR ENDED                                                                THE PERIOD
----------------------------------------------------------------------  --------------
October 31, 1997......................................................     $0.0134


                               Prospectus Page 9

                             GT GLOBAL THEME FUNDS

                 GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND

                                                                            CLASS A                     CLASS B
                                                              -----------------------------------   ----------------
                                                              YEAR ENDED OCT.     DEC. 30, 1994     YEAR ENDED OCT.
                                                                    31,           (COMMENCEMENT           31,
                                                              ----------------  OF OPERATIONS) TO   ----------------
                                                               1997*    1996*    OCT. 31, 1995*      1997     1996*
                                                              -------  -------  -----------------   -------  -------
Per Share Operating Performance:
Net asset value, beginning of period........................  $ 20.98  $ 14.59      $   11.43       $ 20.79  $ 14.53
                                                              -------  -------  -----------------   -------  -------
Income from investment operations:
  Net investment income (loss)..............................    (0.15)   (0.22)          0.02**       (0.24)   (0.31)
  Net realized and unrealized gain on investments...........     2.27     7.13           3.14          2.22     7.09
                                                              -------  -------  -----------------   -------  -------
    Net increase from investment operations.................     2.12     6.91           3.16          1.98     6.78
                                                              -------  -------  -----------------   -------  -------
Distributions:
  From net realized gain on investments.....................    (0.91)   (0.52)            --         (0.91)   (0.52)
                                                              -------  -------  -----------------   -------  -------
    Total distributions.....................................    (0.91)   (0.52)            --         (0.91)   (0.52)
                                                              -------  -------  -----------------   -------  -------
Net asset value, end of period..............................  $ 22.19  $ 20.98      $   14.59       $ 21.86  $ 20.79
                                                              -------  -------  -----------------   -------  -------
                                                              -------  -------  -----------------   -------  -------
Total investment return (c).................................   10.55%   48.82%         27.65%(b)      9.95%   48.11%
                                                              -------  -------  -----------------   -------  -------
                                                              -------  -------  -----------------   -------  -------

Ratios and supplemental data:
Net assets, end of period (in 000's)........................  $62,637  $76,900      $   4,082       $93,978  $87,904
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement by the Manager..  (0.72)%  (1.14)%          0.20%(a)    (1.22)%  (1.64)%
  Without expense reductions and reimbursement by the
   Manager..................................................  (0.87)%  (1.24)%       (11.11)%(a)    (1.37)%  (1.74)%
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the Manager..    1.84%    2.24%          2.32%(a)      2.34%    2.74%
  Without expense reductions and reimbursement by the
   Manager..................................................    1.99%    2.34%         13.63%(a)      2.49%    2.84%
Portfolio turnover rate +...................................     392%     169%           240%(a)       392%     169%
Average commission rate per share paid on portfolio
 transactions +.............................................  $0.0319  $0.0545            N/A       $0.0319  $0.0545


                                                                DEC. 30, 1994
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                               OCT. 31, 1995*
                                                              -----------------
Per Share Operating Performance:
Net asset value, beginning of period........................      $  11.43
                                                              -----------------
Income from investment operations:
  Net investment income (loss)..............................         (0.04)**
  Net realized and unrealized gain on investments...........          3.14
                                                              -----------------
    Net increase from investment operations.................          3.10
                                                              -----------------
Distributions:
  From net realized gain on investments.....................            --
                                                              -----------------
    Total distributions.....................................            --
                                                              -----------------
Net asset value, end of period..............................      $  14.53
                                                              -----------------
                                                              -----------------
Total investment return (c).................................        27.12%(b)
                                                              -----------------
                                                              -----------------
Ratios and supplemental data:
Net assets, end of period (in 000's)........................      $  2,959
Ratio of net investment income (loss) to average net assets:
  With expense reductions and reimbursement by the Manager..       (0.30)%(a)
  Without expense reductions and reimbursement by the
   Manager..................................................      (11.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and reimbursement by the Manager..         2.82%(a)
  Without expense reductions and reimbursement by the
   Manager..................................................        14.13%(a)
Portfolio turnover rate +...................................          240%(a)
Average commission rate per share paid on portfolio
 transactions +.............................................           N/A

------------------
  + Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Consumer Products and Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Consumer Products and Services Portfolio.

  * These selected per share data were calculated based upon average shares outstanding during the period.

 ** Before reimbursement by the Manager, net investment income per share would have been reduced by $1.12 and $1.04 for Class A and Class B, respectively.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------


                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --             $ 103,293           8,302,173          $  0.0124


                               Prospectus Page 10

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                                                                     CLASS A+
                                                    --------------------------------------------------------------------------
                                                                                                                JAN. 27, 1992
                                                                                                                (COMMENCEMENT
                                                                       YEAR ENDED OCT. 31,                      OF OPERATIONS)
                                                    ----------------------------------------------------------        TO
                                                     1997(C)     1996(C)       1995      1994(C)       1993     OCT. 31, 1992
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.69  $    16.42  $    17.80  $    16.92  $    11.16     $  11.43
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Income from investment operations:
  Net investment income (loss)....................       (0.17)      (0.13)      (0.09)      (0.01)       0.08         0.14*
  Net realized and unrealized gain (loss) on
   investments....................................        2.93        1.22       (0.43)       1.17        5.83        (0.41)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
    Net increase (decrease) from investment
     operations...................................        2.76        1.09       (0.52)       1.16        5.91        (0.27)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Distributions:
  From net investment income......................          --          --          --       (0.01)      (0.15)          --
  From net realized gain on investments...........       (1.41)      (0.82)      (0.86)      (0.27)         --           --
                                                    ----------  ----------  ----------  ----------  ----------  --------------
    Total distributions...........................       (1.41)      (0.82)      (0.86)      (0.28)      (0.15)          --
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Net asset value, end of period....................  $    18.04  $    16.69  $    16.42  $    17.80  $    16.92     $  11.16
                                                    ----------  ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  ----------  --------------
Total investment return (d).......................      17.70%       7.00%     (2.88)%       7.02%       53.6%       (2.4)%(a)
                                                    ----------  ----------  ----------  ----------  ----------  --------------
                                                    ----------  ----------  ----------  ----------  ----------  --------------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  910,801  $1,204,428  $1,353,722  $1,644,402  $1,223,340     $442,862
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     (1.01)%     (0.84)%     (0.49)%     (0.02)%        0.8%         2.1%*(b)
  Without expense reductions......................     (1.06)%     (0.89)%     (0.55)%         N/A         N/A          N/A
Ratio of expenses to average net assets:
  With expense reductions.........................       1.79%       1.74%       1.77%        1.8%        2.0%         2.3%*(b)
  Without expense reductions......................       1.84%       1.79%       1.83%         N/A         N/A          N/A
Portfolio turnover rate +++.......................         35%         37%         62%         57%         41%           4%(b)
Average commission rate per share paid on
 portfolio
 transactions +++.................................  $   0.0085  $   0.0165         N/A         N/A         N/A          N/A

------------------
+ All capital shares issued and outstanding as of March 31, 1993, were reclassified as Class A shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

* Includes reimbursement by the Manager of Fund operating expenses of less than $0.01. Without such reimbursement, the annualized expense ratio would have been 2.30% and the annualized ratio of net investment income to average net assets would have been 2.04%.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                               Prospectus Page 11

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL TELECOMMUNICATIONS FUND
                                  (CONTINUED)

                                                                             CLASS B++
                                                    -----------------------------------------------------------
                                                                                                     APRIL 1,
                                                                                                       1993
                                                                 YEAR ENDED OCT. 31,                    TO
                                                    ----------------------------------------------   OCT. 31,
                                                     1997(C)     1996(C)       1995      1994(C)       1993
                                                    ----------  ----------  ----------  ----------  -----------
Per Share Operating Performance:
Net asset value, beginning of period..............  $    16.37  $    16.20  $    17.66  $    16.87   $  12.68
                                                    ----------  ----------  ----------  ----------  -----------
Income from investment operations:
  Net investment income (loss)....................       (0.25)      (0.23)      (0.17)      (0.10)      0.01
  Net realized and unrealized gain (loss) on
   investments....................................        2.87        1.22       (0.43)       1.17       4.18
                                                    ----------  ----------  ----------  ----------  -----------
    Net increase (decrease) from investment
     operations...................................        2.62        0.99       (0.60)       1.07       4.19
                                                    ----------  ----------  ----------  ----------  -----------
Distributions:
  From net investment income......................          --          --          --       (0.01)        --
  From net realized gain on investments...........       (1.41)      (0.82)      (0.86)      (0.27)        --
                                                    ----------  ----------  ----------  ----------  -----------
    Total distributions...........................       (1.41)      (0.82)      (0.86)      (0.28)        --
                                                    ----------  ----------  ----------  ----------  -----------
Net asset value, end of period....................  $    17.58  $    16.37  $    16.20  $    17.66   $  16.87
                                                    ----------  ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  ----------  -----------
Total investment return (d).......................      17.15%       6.46%     (3.37)%       6.50%      33.0%(a)
                                                    ----------  ----------  ----------  ----------  -----------
                                                    ----------  ----------  ----------  ----------  -----------

Ratios and supplemental data:
Net assets, end of period (in 000's)..............  $  805,535  $1,007,654  $1,111,520  $1,184,081   $455,335
Ratio of net investment income (loss) to average
 net assets:
  With expense reductions.........................     (1.51)%     (1.34)%     (0.99)%     (0.52)%       0.3%(b)
  Without expense reductions......................     (1.56)%     (1.39)%     (1.05)%         N/A        N/A
Ratio of expenses to average net assets:
  With expense reductions.........................       2.29%       2.24%       2.27%        2.3%       2.5%(b)
  Without expense reductions......................       2.34%       2.29%       2.33%         N/A        N/A
Portfolio turnover rate +++.......................         35%         37%         62%         57%        41%
Average commission rate per share paid on
 portfolio transactions +++.......................  $   0.0085  $   0.0165         N/A         N/A        N/A

------------------
++  Commencing April 1, 1993, the Fund began offering Class B shares.

+++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(a) Not annualized.

(b) Annualized.

(c) These per share operating performance data were calculated based upon average shares outstanding during the year.

(d) Total investment return does not include sales charges.

N/A Not Applicable.

                         ------------------------------


                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................        --            $ 8,225,969         113,614,232         $  0.0724


                               Prospectus Page 12

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND

                                                     CLASS A
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------    TO OCT. 31,
                                 1997(D)    1996(D)    1995(D)         1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.20   $  11.92   $  11.62   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................       0.04       0.05       0.17         0.02
  Net realized and unrealized
   gain (loss) on
   investments................       3.97       2.36       0.13         0.17
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       4.01       2.41       0.30         0.19
                                 --------   --------   --------   --------------
Distributions:
  From net investment
   income.....................         --      (0.12)        --           --
  From net realized gain on
   investments................      (0.99)     (0.01)        --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.99)     (0.13)        --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  17.22   $  14.20   $  11.92   $    11.62
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...     29.91%     20.21%      2.58%        1.66%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 29,639   $  7,302   $  5,687   $    3,175
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      0.23%      0.41%      1.46%        0.66%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      0.16%    (0.66)%    (5.34)%      (7.26)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.29%      2.32%      2.34%        2.40%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      2.36%      3.39%      9.14%       10.32%(a)
Portfolio turnover rate ++....        91%       103%       170%          53%(a)
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0014   $ 0.0080        N/A          N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 13

                             GT GLOBAL THEME FUNDS

                       GT GLOBAL FINANCIAL SERVICES FUND
                                  (CONTINUED)

                                                     CLASS B
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------    TO OCT. 31,
                                 1997(D)    1996(D)    1995(D)         1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.06   $  11.83   $  11.60   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.04)     (0.01)      0.11           --
  Net realized and unrealized
   gain (loss) on
   investments................       3.94       2.34       0.12         0.17
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       3.90       2.33       0.23         0.17
                                 --------   --------   --------   --------------
Distributions:
  From net investment
   income.....................         --      (0.09)        --           --
  From net realized gain on
   investments................      (0.99)     (0.01)        --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.99)     (0.10)        --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  16.97   $  14.06   $  11.83   $    11.60
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...     29.13%     19.81%      1.98%        1.49%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 47,585   $  9,886   $  4,548   $    2,235
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................    (0.27)%    (0.09)%      0.96%        0.16%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................    (0.34)%    (1.16)%    (5.84)%      (7.76)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.79%      2.82%      2.84%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      2.86%      3.89%      9.64%       10.82%(a)
Portfolio turnover rate ++....        91%       103%       170%          53%(a)
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0014   $ 0.0080        N/A          N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Financial Services Fund would have been reduced by $0.13 and $0.13, respectively, for the year ended Oct. 31, 1996, $0.59 and $0.59, respectively, for the year ended Oct. 31, 1995, and $0.23 and $0.23, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Financial Services Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Financial Services Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 14

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND

                                                     CLASS A
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------         TO
                                 1997(D)    1996(D)      1995     OCT. 31, 1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.42   $  12.11   $  12.47   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.01)     (0.03)     (0.03)        0.01
  Net realized and unrealized
   gain (loss) on
   investments................       1.32       2.34      (0.33)        1.03
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       1.31       2.31      (0.36)        1.04
                                 --------   --------   --------   --------------
Distributions:
  From net realized gain on
   investments................      (0.72)        --         --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.72)        --         --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  15.01   $  14.42   $  12.11   $    12.47
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...      9.38%     19.08%    (2.89)%        9.10%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 38,281   $ 38,397   $ 36,241   $   23,615
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................    (0.09)%    (0.19)%    (0.32)%        0.41%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................    (0.17)%    (0.30)%    (0.58)%      (0.47)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.00%      2.14%      2.36%        2.40%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      2.08%      2.25%      2.62%        3.28%(a)
Portfolio turnover rate ++....        41%        41%        45%          18%
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0046   $ 0.0109        N/A          N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the year ended Oct. 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Infrastructure Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 15

                             GT GLOBAL THEME FUNDS

                         GT GLOBAL INFRASTRUCTURE FUND
                                  (CONTINUED)

                                                     CLASS B
                                 -----------------------------------------------
                                                                   MAY 31, 1994
                                                                  (COMMENCEMENT
                                      YEAR ENDED OCT. 31,         OF OPERATIONS)
                                 ------------------------------         TO
                                 1997(D)    1996(D)      1995     OCT. 31, 1994
                                 --------   --------   --------   --------------
Per Share Operating
 Performance:
Net asset value, beginning of
 period.......................   $  14.24   $  12.03   $  12.45   $    11.43
                                 --------   --------   --------   --------------
Income from investment
 operations:
  Net investment income (loss)
   +..........................      (0.09)     (0.09)     (0.09)       (0.01)
  Net realized and unrealized
   gain (loss) on
   investments................       1.32       2.30      (0.33)        1.03
                                 --------   --------   --------   --------------
    Net increase (decrease)
     from investment
     operations...............       1.23       2.21      (0.42)        1.02
                                 --------   --------   --------   --------------
Distributions:
  From net realized gain on
   investments................      (0.72)        --         --           --
                                 --------   --------   --------   --------------
    Total distributions.......      (0.72)        --         --           --
                                 --------   --------   --------   --------------
Net asset value, end of
 period.......................   $  14.75   $  14.24   $  12.03   $    12.45
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------
Total investment return (c)...      8.83%     18.37%    (3.37)%        8.92%(b)
                                 --------   --------   --------   --------------
                                 --------   --------   --------   --------------

Ratios and supplemental data:
Net assets, end of period (in
 000's).......................   $ 57,199   $ 53,678   $ 50,181   $   30,954
Ratio of net investment income
 (loss) to average net assets:
  With expense reductions and
   reimbursement from the
   Manager....................    (0.59)%    (0.69)%    (0.82)%      (0.09)%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................    (0.67)%    (0.80)%    (1.08)%      (0.97)%(a)
Ratio of expenses to average
 net assets:
  With expense reductions and
   reimbursement from the
   Manager....................      2.50%      2.64%      2.86%        2.90%(a)
  Without expense reductions
   and reimbursement from the
   Manager....................      2.58%      2.75%      3.12%        3.78%(a)
Portfolio turnover rate ++....        41%        41%        45%          18%
Average commission rate per
 share paid on portfolio
 transactions ++..............   $ 0.0046   $ 0.0109        N/A          N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Infrastructure Fund would have been reduced by $0.03 and $0.03, respectively, for the year ended Oct. 31, 1995, and $0.02 and $0.02, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the class of shares issued. The Fund invests only in the Infrastructure Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and commission rates presented are for the Infrastructure Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 16

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND

                                                                CLASS A
                                          ----------------------------------------------------
                                                                                     MAY 31,
                                                                                       1994
                                                                                    (COMMENCEMENT
                                                                                        OF
                                                                                    OPERATIONS)
                                                    YEAR ENDED OCT. 31,             TO
                                          ---------------------------------------    OCT. 31,
                                            1997(D)       1996(D)        1995          1994
                                          -----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    17.43    $    11.44    $    12.41    $  11.43
                                          -----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss) +........        (0.25)        (0.24)         0.04        0.06
  Net realized and unrealized gain
   (loss) on investments................         4.08          6.28         (0.98)       0.92
                                          -----------   -----------   -----------   ----------
    Net increase (decrease) from
     investment operations..............         3.83          6.04         (0.94)       0.98
                                          -----------   -----------   -----------   ----------
Distributions:
  From net investment income............           --         (0.04)        (0.03)         --
  From net realized gain on
   investments..........................        (0.61)        (0.01)           --          --
                                          -----------   -----------   -----------   ----------
    Total distributions.................        (0.61)        (0.05)        (0.03)         --
                                          -----------   -----------   -----------   ----------
Net asset value, end of period..........   $    20.65    $    17.43    $    11.44    $  12.41
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------
Total investment return (c).............       22.64%        53.04%       (7.58)%       8.57%(b)
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   69,975    $   48,729    $   12,598    $ 14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......      (1.41)%       (1.55)%         0.41%       2.63%(a)
  Without expense reductions and
   reimbursement from the Manager.......      (1.51)%       (1.65)%       (0.69)%       0.65%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......        2.03%         2.20%         2.37%       2.40%(a)
  Without expense reductions and
   reimbursement from the Manager.......        2.13%         2.30%         3.47%       4.38%(a)
Portfolio turnover rate ++..............         321%           94%           87%        137%
Average commission rate per share paid
 on portfolio transactions ++...........   $   0.0112    $   0.0243           N/A         N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Natural Resources Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                               Prospectus Page 17

                             GT GLOBAL THEME FUNDS

                        GT GLOBAL NATURAL RESOURCES FUND
                                  (CONTINUED)

                                                                CLASS B
                                          ----------------------------------------------------
                                                                                     MAY 31,
                                                                                       1994
                                                                                    (COMMENCEMENT
                                                                                        OF
                                                                                    OPERATIONS)
                                                    YEAR ENDED OCT. 31,             TO
                                          ---------------------------------------    OCT. 31,
                                            1997(D)       1996(D)        1995          1994
                                          -----------   -----------   -----------   ----------
Per Share Operating Performance:
Net asset value, beginning of period....   $    17.29    $    11.36    $    12.38    $  11.43
                                          -----------   -----------   -----------   ----------
Income from investment operations:
  Net investment income (loss) +........        (0.33)        (0.31)        (0.02)       0.03
  Net realized and unrealized gain
   (loss) on investments................         4.02          6.25         (0.98)       0.92
                                          -----------   -----------   -----------   ----------
    Net increase (decrease) from
     investment operations..............         3.69          5.94         (1.00)       0.95
                                          -----------   -----------   -----------   ----------
Distributions:
  From net investment income............           --            --         (0.02)         --
  From net realized gain on
   investments..........................        (0.61)        (0.01)           --          --
                                          -----------   -----------   -----------   ----------
    Total distributions.................        (0.61)        (0.01)        (0.02)         --
                                          -----------   -----------   -----------   ----------
Net asset value, end of period..........   $    20.37    $    17.29    $    11.36    $  12.38
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------
Total investment return (c).............       21.99%        52.39%         (8.05)%     8.31%(b)
                                          -----------   -----------   -----------   ----------
                                          -----------   -----------   -----------   ----------

Ratios and supplemental data:
Net assets, end of period (in 000's)....   $   86,812    $   57,749    $   13,978    $ 13,404
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement from the Manager.......      (1.91)%       (2.05)%       (0.09)%       2.13%(a)
  Without expense reductions and
   reimbursement from the Manager.......      (2.01)%       (2.15)%       (1.19)%       0.15%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement from the Manager.......        2.53%         2.70%         2.87%       2.90%(a)
  Without expense reductions and
   reimbursement from the Manager.......        2.63%         2.80%         3.97%       4.88%(a)
Portfolio turnover rate ++..............         321%           94%           87%        137%
Average commission rate per share paid
 on portfolio transactions ++...........   $   0.0112    $   0.0243           N/A         N/A

------------------
 + Before reimbursement by the Manager, the net investment income per share for Class A and Class B of the Natural Resources Fund would have been reduced by $0.14 and $0.13, respectively, for the year ended Oct. 31, 1995, and $0.04 and $0.04, respectively, from May 31, 1994 to Oct. 31, 1994.

++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued. The Fund invests only in the Natural Resources Portfolio and does not engage in securities transactions. Accordingly, the portfolio turnover and average commission rates presented are for the Natural Resources Portfolio.

(a) Annualized.

(b) Not annualized.

(c) Total investment return does not include sales charges.

(d) These selected per share data were calculated based upon average shares outstanding during the period.

N/A Not Applicable.

                         ------------------------------


                                                                                       AVERAGE MONTHLY
                                                                                          NUMBER OF
                                                                    AVERAGE MONTHLY      REGISTRANT'S      AVERAGE AMOUNT
                                                  AMOUNT OF DEBT    AMOUNT OF DEBT          SHARES           OF DEBT PER
                                                  OUTSTANDING AT      OUTSTANDING        OUTSTANDING        SHARE DURING
YEAR ENDED                                         END OF PERIOD   DURING THE PERIOD  DURING THE PERIOD      THE PERIOD
------------------------------------------------  ---------------  -----------------  ------------------  -----------------
October 31, 1997................................    $ 4,670,000        $ 999,474           7,868,612          $  0.1270


                               Prospectus Page 18

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

--------------------------------------------------------------------------------

FINANCIAL SERVICES FUND
The Financial Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Financial Services Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that operate in the financial services industries. The Financial Services Portfolio's investment objective is identical to that of the Financial Services Fund.

At least 65% of the Financial Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by financial services companies. A "financial services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from financial services activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Financial Services Portfolio's assets may be invested in debt securities issued by financial services companies and/or equity and debt securities of companies outside of the financial services industries, which, in the opinion of the Manager, stand to benefit from developments in the financial services industries.

GLOBAL FINANCIAL SERVICES INDUSTRIES INVESTMENT. Examples of financial services companies include commercial banks and savings institutions and loan associations and their holding companies; consumer and industrial finance companies; diversified financial services companies; investment banks; insurance brokerages; securities brokerage and investment advisory companies; real estate-related companies; leasing companies; and a variety of firms in all segments of the insurance field such as multi-line, property and casualty and life insurance and insurance holding companies.

The Manager believes an accelerating rate of global economic interdependence will lead to significant growth in the demand for financial services. In addition, in the Manager's view, as the industries evolve, opportunities will emerge for those companies positioned for the future. Thus, the Manager expects that banking and related financial institution consolidation in the developed countries, increased demand for retail borrowing in developing countries, a growing need for international trade-based financing, a rising demand for sophisticated risk management, the proliferating number of liquid securities markets around the world, and larger concentrations of investable assets should lead to growth in financial service companies that are positioned for the future.

INFRASTRUCTURE FUND
The Infrastructure Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Infrastructure Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that design, develop or provide products and services significant to a country's infrastructure. The Infrastructure Portfolio's investment objective is identical to that of the Infrastructure Fund.

At least 65% of the Infrastructure Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by infrastructure companies. An "infrastructure" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from infrastructure activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Infrastructure Portfolio's assets may be invested in debt securities issued by infrastructure companies and/or equity and debt securities of companies outside of the infrastructure industries, which, in the opinion of the Manager, stand to benefit from developments in the infrastructure industries.

GLOBAL INFRASTRUCTURE INDUSTRIES INVESTMENT. Examples of infrastructure companies include those engaged in designing, developing or providing the following products and services: electricity production; oil, gas, and coal exploration, development, production and distribution; water supply, including water treatment facilities; nuclear power and other alternative energy sources; transportation, including the construction or operation of transportation systems; steel, concrete, or similar types of products; communications equipment and services (including equipment and services for both data and voice transmission); mobile communications and cellular radio/paging; emerging technologies combining telephone, television and/or computer systems;

                               Prospectus Page 19

                             GT GLOBAL THEME FUNDS
and other products and services, which, in the Manager's judgment, constitute services significant to the development of a country's infrastructure.

The Manager believes that a country's infrastructure is one key to the long-term success of that country's economy. The Manager believes that adequate energy, transportation, water, and communications systems are essential elements for long-term economic growth. The Manager believes that many developing nations, especially in Asia and Latin America, plan to make significant expenditures to the development of their infrastructure in the coming years, which is expected to facilitate increased levels of services and manufactured goods.

In the developed countries of North America, Europe, Japan and the Pacific Rim, the Manager expects that the replacement and upgrade of transportation and communications systems should stimulate growth in the infrastructure industries of those countries. In addition, in the Manager's view, deregulation of telecommunications and electric and gas utilities in many countries is promoting significant changes in these industries.

The Manager believes that strong economic growth in developing countries and infrastructure replacement, upgrade, and deregulation in more developed countries provide an environment for favorable investment opportunities in infrastructure companies worldwide. In addition, the long-term growth rates of certain foreign countries' economies may be substantially higher than the long-term growth rate of the U.S. economy. An integral aspect of certain foreign countries' economies may be the development or improvement of their infrastructure.

NATURAL RESOURCES FUND
The Natural Resources Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Natural Resources Portfolio, which, in turn, invests primarily in equity securities of companies throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. The Natural Resources Portfolio's investment objective is identical to that of the Natural Resources Fund.

At least 65% of the Natural Resources Portfolio's total assets will normally be invested in common stock and preferred stock, and warrants to acquire such securities, issued by natural resource companies. A "natural resource" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from natural resource activities, or (ii) at least 50% of the assets was devoted to such activities, based upon the company's most recent fiscal year. The remainder of the Natural Resources Portfolio's assets may be invested in debt securities issued by natural resource companies and/or equity and debt securities of companies outside of the natural resource industries, which, in the opinion of the Manager, stand to benefit from developments in the natural resource industries.

GLOBAL NATURAL RESOURCE INDUSTRIES INVESTMENT. Examples of natural resource companies include those which own, explore or develop: energy sources (such as oil, gas and coal); ferrous and non-ferrous metals (such as iron, aluminum, copper, nickel, zinc and lead), strategic metals (such as uranium and titanium) and precious metals (such as gold, silver and platinum); chemicals; forest products (such as timber, coated and uncoated tree sheet, pulp and newsprint); other basic commodities (such as foodstuffs); refined products (such as chemicals and steel) and service companies that sell to these producers and refiners; and other products and services, which, in the Manager's opinion are significant to the ownership and development of natural resources and other basic commodities.

The Manager believes that the liberalization of formerly socialist economies will bring about dramatic changes in both the supply and demand for natural resources. In addition, rapid industrialization in developing countries of Asia and Latin America is generating new demands for industrial materials that are affecting world commodities markets. The Manager believes these changes are likely to create investment opportunities that benefit from new sources of supply and/or from changes in commodities prices.

The Manager also believes that investments in natural resource industries offer an opportunity to protect wealth against the capital-eroding effects of inflation. During periods of accelerating inflation or currency uncertainty, worldwide investment demand for natural resources, particularly precious metals, tends to increase, and during periods of disinflation or currency stability, it tends to decrease. The Manager believes that rising commodity prices and increasing worldwide industrial production may favorably affect share prices of natural resource companies, and investments in such companies can offer excellent opportunities to offset the effects of inflation.

CONSUMER PRODUCTS AND SERVICES FUND
The Consumer Products and Services Fund's investment objective is long-term capital growth. It seeks its objective by investing all of its investable assets in the Consumer Products and Services Portfolio,

                               Prospectus Page 20

                             GT GLOBAL THEME FUNDS
which, in turn, invests primarily in equity securities of companies throughout the world that manufacture, market, retail or distribute consumer products and services. The Consumer Products and Services Portfolio's investment objective is identical to that of the Consumer Products and Services Fund.

At least 65% of the Consumer Products and Services Portfolio's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by consumer products and services companies. A "consumer products or services" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from activities relating to consumer products or services, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Consumer Products and Services Portfolio's assets may be invested in debt securities issued by consumer products or services companies and/or equity and debt securities of companies outside the consumer products or services industries, which, in the opinion of the Manager, stand to benefit from developments in such industries.

GLOBAL CONSUMER PRODUCTS AND SERVICES INDUSTRIES INVESTMENT. Examples of consumer products and services companies include those that manufacture, market, retail, or distribute: durable goods (such as homes, household goods, automobiles, boats, furniture and appliances, and computers); non-durable goods (such as food and beverages and apparel); media, entertainment, broadcasting, publishing and sports-related goods and services (such as television and radio broadcast, motion pictures, wireless communications, gaming casinos, theme parks, restaurants and lodging); and goods and services to companies in the foregoing industries (such as advertisers, textile companies and distribution and shipping companies).

The Consumer Products and Services Portfolio expects that a significant portion of its assets may be invested in the securities of U.S. issuers from time to time, particularly those that market their products globally. However, consumer products and services companies of a particular nation or region of the world are often operated and owned in their local markets, close to their customers. These companies, the Manager believes, may offer superior opportunities for capital growth as compared to their larger, multinational counterparts. Certain global markets may be more attractive than others from time to time; companies dependent on U.S. markets, for example, may be outperformed by companies not dependent on U.S. markets.

The Manager also believes that the demand for consumer products and services worldwide will increase along with rising disposable incomes in both developed and developing nations. Emerging economies, such as those in China, Southeast Asia, Eastern Europe and Latin America, offer opportunities for the growth and expansion of consumer markets. These regions currently comprise a growing source of inexpensive consumer products for export and a growing source of demand for consumer products and services as the disposable incomes of their populations increase. In the Manager's view, these changes are likely to create investment opportunities in companies, both local and multinational, that are able to employ innovative manufacturing, marketing, retailing and distribution methods to open new markets and/or expand existing markets.

HEALTH CARE FUND
The Health Care Fund's investment objective is long-term capital appreciation. It seeks its objective by investing primarily in equity securities of health care companies throughout the world.

At least 65% of the Health Care Fund's total assets normally will be invested in common and preferred stocks, and warrants to acquire such securities, issued by health care companies. A "health care" company is an entity in which (i) at least 50% of either the revenues or earnings was derived from health care activities, or (ii) at least 50% of the assets was devoted to such activities, based on the company's most recent fiscal year. The remainder of the Health Care Fund's assets may be invested in debt securities issued by health care companies and/or equity and debt securities of companies outside of the health care industry, which, in the opinion of the Manager, stand to benefit from developments in the health care industries.

GLOBAL HEALTH CARE INDUSTRIES INVESTMENT. Examples of health care companies include those that are substantially engaged in the design, manufacture or sale of products or services used for or in connection with health care or medicine. Such firms may include pharmaceutical companies; firms that design, manufacture, sell or supply medical, dental and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development; and companies involved in the ownership and/or operation of health care facilities.

The Health Care Fund expects that, from time to time, a significant portion of its assets may be invested in the securities of U.S. issuers. Health care industries, however, are global industries with significant, growing markets outside of the United

                               Prospectus Page 21

                             GT GLOBAL THEME FUNDS
States. A sizeable portion of the companies which comprise the health care industries are headquartered outside of the United States, and many important pharmaceutical and biotechnology discoveries and technological breakthroughs have occurred outside of the United States, primarily in Japan, the United Kingdom and Western Europe.

The Manager believes that the global health care industries offer attractive long-term supply/demand dynamics. While the United States, Western Europe, and Japan presently account for a substantial portion of health care expenditures, this should change dramatically in the coming decade if the populations of developing countries devote an increasing percentage of income to health care. Additionally, the Manager believes demographics on aging point to a significant increase in demand from the industrialized nations, as the elderly account for a growing proportion of worldwide health care spending. Finally, in the Manager's view, technology will continue to expand the range of products and services offered, with new drugs, medical devices and surgical procedures addressing medical conditions previously considered untreatable.

In addition to these underlying trends, the United States is presently experiencing a period of rapid and profound change in its own health care system, marked by the rise of managed care, the formation of health care delivery networks, and widespread consolidation across all segments of the industry. The Manager believes that this transition offers investment opportunities in those companies acting as consolidators or otherwise gaining market share at the expense of less efficient competitors.

TELECOMMUNICATIONS FUND
The Telecommunications Fund's investment objective is long-term growth of capital. It seeks its objective by investing primarily in equity securities of companies throughout the world engaged in the development, manufacture or sale of telecommunications services or equipment.

At least 65% of the Telecommunications Fund's total assets normally will be invested in common and preferred stocks and warrants to acquire such securities issued by telecommunications companies. A "telecommunications" company is an entity in which (i) at least 50% of either its revenues or earnings was derived from telecommunications activities, or (ii) at least 50% of its assets was devoted to telecommunications activities, based on the company's most recent fiscal year. The remainder of the assets of the Telecommunications Fund may be invested in debt securities issued by telecommunications companies and/or equity and debt securities of companies outside of the telecommunications industry which, in the opinion of the Manager, stand to benefit from developments in the telecommunications industries.

GLOBAL TELECOMMUNICATIONS INDUSTRIES INVESTMENT. Telecommunications companies cover a variety of sectors, ranging from companies concentrating on established technologies to those primarily engaged in emerging or developing technologies. The characteristics of companies focusing on the same technology will vary among countries depending upon the extent to which the technology is established in the particular country. The Manager will allocate the Telecommunications Fund's investments among these sectors depending upon its assessment of their relative long-term growth potential.

Examples of telecommunications companies include those engaged in designing, developing or providing the following products and services: communications equipment and services (including equipment and services for both data and voice transmission); electronic components and equipment; broadcasting (including television and radio, satellite, microwave and cable television and narrowcasting); computer equipment, mobile communications and cellular radio/paging; electronic mail; local and wide area networking and linkage of word and data processing systems; publishing and information systems; videotext and teletext; and emerging technologies combining telephone, television and/or computer systems.

The Manager believes that there are opportunities for continued growth in demand for components, products, media and systems to collect, store, retrieve, transmit, process, distribute, record, reproduce and use information. The pervasive societal impact of communications and information technologies has been accelerated by the lower costs and higher efficiencies that result from the blending of computers with telecommunications systems. Accordingly, companies engaged in the production of methods for using electronic and, potentially, video technology to communicate information are expected to be important in the Telecommunications Fund's portfolio. Older technologies, such as photography and print also may be represented, however.

SELECTION OF INVESTMENTS AND ASSET ALLOCATION. Each Theme Portfolio expects that, from time to time, a significant portion of its assets may be invested in the securities of domestic issuers. Each industry represented in the Theme Portfolios,

                               Prospectus Page 22

                             GT GLOBAL THEME FUNDS
however, is a global industry with significant, growing markets outside of the United States. A sizeable proportion of the companies which comprise such industries are headquartered outside of the United States.

For these reasons, the Manager believes that a portfolio composed only of securities of U.S. issuers does not provide the greatest potential for return from a Theme Portfolio investment. The Manager uses its financial expertise in markets located throughout the world and the substantial global resources of Liechtenstein Global Trust in attempting to identify those countries and companies then providing the greatest potential for long-term capital appreciation. In this fashion, the Manager seeks to enable shareholders to capitalize on the substantial investment opportunities and the potential for long-term growth of capital presented by the global industries represented in the Theme Portfolios.

The Manager allocates each Theme Portfolio's assets among securities of countries and in currency denominations where opportunities for meeting each Theme Portfolio's investment objective are expected to be the most attractive. Each Theme Portfolio may invest substantially in securities denominated in one or more currencies. Under normal conditions, each Theme Portfolio invests in the securities of issuers located in at least three countries, including the United States; investments in securities of issuers in any one country, other than the United States, will represent no more than 40% of the Financial Services Portfolio's and the Telecommunication Fund's total assets, and no more than 50% of the Infrastructure Portfolio's, the Natural Resources Portfolio's, the Health Care Fund's and the Consumer Products and Services Portfolio's total assets.

In analyzing specific companies for possible investment, the Manager ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets.

In assessing companies for the Natural Resources Portfolio, the Manager will also evaluate, among other factors, their capabilities for expanded exploration and production, superior exploration programs and production techniques and facilities, current inventories, expected production and demand levels and the potential to accumulate new resources.

TEMPORARY DEFENSIVE STRATEGIES. In the interest of preserving shareholders' capital, the Manager may employ a temporary defensive investment strategy if it determines such a strategy to be warranted due to market, economic or political conditions. Under a defensive strategy, each Theme Portfolio may invest up to 100% of its total assets in cash (U.S. dollars, foreign currencies or multinational currency units) and/or high quality debt securities or money market instruments of U.S. or foreign issuers. In addition, for temporary defensive purposes, most or all of each Theme Portfolio's investments may be made in the United States and denominated in U.S. dollars. To the extent any Theme Portfolio adopts a temporary defensive posture, it will not be invested so as to achieve directly its investment objective. In addition, pending investment of proceeds from new sales of Fund shares or to meet its ordinary daily cash needs, each Theme Portfolio may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest in foreign or domestic high quality money market instruments.

PRIVATIZATIONS. The governments of some foreign countries have been engaged in programs of selling part or all of their stakes in government owned or controlled enterprises ("privatizations"). The Manager believes that privatizations may offer opportunities for significant capital appreciation and intends to invest assets of the Theme Portfolios in privatizations in appropriate circumstances. In certain foreign countries, the ability of foreign entities such as the Theme Portfolios to participate in privatizations may be limited by local law, or the terms on which the Theme Portfolios may be permitted to participate may be less advantageous than those for local investors. There can be no assurance that foreign governments will continue to sell companies currently owned or controlled by them or that privatization programs will be successful.

INVESTMENTS IN OTHER INVESTMENT COMPANIES. Each Theme Portfolio may invest up to 10% of its total assets in other investment companies, some of which may be investment vehicles or companies that are advised by the Manager or its affiliates ("Affiliated Funds"). As a shareholder in an investment company, that Theme Portfolio would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Theme Portfolio would

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continue to pay its own management fees and other expenses. The Manager waives its advisory fee to the extent that a Theme Portfolio invests in an Affiliated Fund.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND ROLL TRANSACTIONS. A Theme Portfolio may borrow from banks or may borrow through reverse repurchase agreements and "roll" transactions in connection with meeting requests for the redemptions of a Theme Portfolio's shares. A Theme Portfolio also may borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. A Theme Portfolio may borrow up to 33 1/3% of its total assets. However, no additional investments will be made if a Theme Portfolio's borrowings exceed 5% of its total assets. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if a Theme Portfolio did not borrow.

A reverse repurchase agreement is a borrowing transaction in which a Theme Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price which includes an interest component. A "roll" borrowing transaction involves a Theme Portfolio's sale of securities together with its commitment (for which that Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date.

SECURITIES LENDING. Each Theme Portfolio may lend its portfolio securities to broker/dealers or to other institutional investors. Securities lending allows the Theme Portfolios to retain ownership of the securities loaned and, at the same time, enhances a Fund's total return. Each Theme Portfolio limits its loans of portfolio securities to an aggregate of 30% of the value of its total assets, measured at the time any such loan is made. While a loan is outstanding, the borrower must maintain with the Theme Portfolio's custodian collateral consisting of cash, U.S. government securities or certain irrevocable letters of credit equal to at least the value of the borrowed securities, plus any accrued interest or such other collateral as permitted by a Fund's investment program and regulatory agencies, and as approved by the Board. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delays in receiving additional collateral or in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

WHEN-ISSUED OR FORWARD COMMITMENT SECURITIES. The Theme Portfolios may purchase debt securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis in order to hedge against anticipated changes in interest rates and prices. The price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. When-issued securities and forward commitments may be sold prior to the settlement date, but a Theme Portfolio will purchase or sell when-issued securities or enter into forward commitments only with the intention of actually receiving or delivering the securities, as the case may be. No income accrues on securities that have been purchased pursuant to a forward commitment or on a when-issued basis prior to delivery to the Theme Portfolio. If the Theme Portfolio disposes of the right to acquire a when-issued security prior to its acquisition or disposes of its right to deliver or receive against a forward commitment, it may incur a gain or loss. At the time a Theme Portfolio enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with its custodian and will be marked to market daily. There is a risk that the securities may not be delivered and that the Theme Portfolio may incur a loss.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Each Theme Portfolio may use forward currency contracts, futures contracts, options on securities, options on indices, options on currencies and options on futures contracts to attempt to hedge against the overall level of investment and currency risk normally associated with the portfolio. These instruments are often referred to as "derivatives," which may be defined as financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). Each Theme Portfolio may enter into such instruments up to the full value of its portfolio assets. See "Risk Factors -- Options, Futures and Forward Currency Transactions" herein and "Options, Futures and Forward Currency Strategies" in the Statement of Additional Information.

To attempt to hedge against adverse movements in exchange rates between currencies, each Theme Portfolio may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies.

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Each Theme Portfolio may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. Each Theme Portfolio also may purchase and sell put and call options on currencies, futures contracts on currencies and options on such futures contracts to hedge against movements in exchange rates.

In addition, a Theme Portfolio may purchase and sell put and call options on equity and debt securities to hedge against the risk of fluctuations in the prices of securities held by that Theme Portfolio or that the Manager intends to include in the Theme Portfolio's portfolio. The Theme Portfolio also may purchase and sell put and call options on stock indexes to hedge against overall fluctuations in the securities markets generally or in a specific market sector.

Further, a Theme Portfolio may sell stock index futures contracts and may purchase put options or write call options on such futures contracts to protect against a general stock market decline or a decline in a specific market sector that could affect adversely a Theme Portfolio's holdings. A Theme Portfolio also may purchase stock index futures contracts and purchase call options or write put options on such contracts to hedge against a general stock market or market sector advance and thereby attempt to lessen the cost of future securities acquisitions. A Theme Portfolio may use interest rate futures contracts and options thereon to hedge the debt portion of its portfolio against changes in the general level of interest rates.

OTHER INFORMATION. The investment objective of each Fund may not be changed without the approval of a majority of that Fund's outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of the Fund's shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares. In addition, each Fund has adopted certain investment limitations which also may not be changed without shareholder approval. A complete description of these limitations is included in the Statement of Additional Information. Unless specifically noted, the Funds' investment policies described in this Prospectus and in the Statement of Additional Information may be changed by the Company's Board of Directors without shareholder approval. Each Fund's policies regarding concentration and lending, and the percentage of that Fund's assets that may be committed to borrowing, are fundamental policies and may not be changed without shareholder approval.
The approval of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and of other investors in their corresponding Portfolio, if any, is not required to change the investment objective, policies or limitations of that Portfolio, unless otherwise specified. Written notice shall be provided to shareholders of such Fund thirty days prior to any changes in its corresponding Portfolio's investment objective.

OTHER INFORMATION REGARDING THE PORTFOLIOS. As previously described, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, unlike mutual funds that directly acquire and manage their own portfolios of securities, seek to achieve their investment objective by investing all of their investable assets in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively, each of which is a separate investment company. Because a Fund will invest only in its corresponding Portfolio, that Fund's shareholders will acquire only an indirect interest in the investments of that Portfolio.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each redeem its investment in its corresponding Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of that Fund and its shareholders to do so. A change in a Portfolio's investment objective, policies or limitations that is not approved by the Board or the shareholders of its corresponding Fund could require the Fund to redeem its interest in the Portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio. Should such a distribution occur, the Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for the Fund and could adversely affect its liquidity. Upon redemption, the Board would consider what action might be taken, including the investment of all the investable assets of that Fund in another pooled investment entity having substantially the same investment objective as that Fund or the retention by the Fund of its own investment advisor to manage its

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assets in accordance with its investment objective, policies and limitations discussed herein.

In addition to selling an interest therein to its corresponding Fund, the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each sell interests therein to other non-affiliated investment companies and/or other institutional investors. All institutional investors in a Portfolio will pay a proportionate share of that Portfolio's expenses and will invest in that Portfolio on the same terms and conditions. However, if another investment company invests any or all of its assets in a Portfolio, it would not be required to sell its shares at the same public offering price as the Portfolio's corresponding Fund and may charge different sales commissions. Therefore, investors in the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may experience different returns than investors in another investment company that invests exclusively in its corresponding Portfolio. As of the date of this Prospectus, the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund are the only institutional investors in their corresponding Portfolios.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund may each be materially affected by the actions of other large investors, if any, in its corresponding Portfolio. For example, as with all open-end investment companies, if a large investor were to redeem its interest in a Portfolio, (1) that Portfolio's remaining investors could experience higher pro rata operating expenses, thereby producing lower returns and (2) that Portfolio's security holdings may become less diverse, resulting in increased risk. Institutional investors in a Portfolio that have a greater pro rata ownership interest in that Portfolio than its corresponding Fund could have effective voting control over the operation of that Portfolio.

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                                  RISK FACTORS

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GENERAL. There is no assurance that any Fund or Portfolio will achieve its investment objective. The Funds' net asset values will fluctuate reflecting fluctuations in the market value of the Theme Portfolios' portfolio positions. Equity securities, particularly common stocks, generally represent the most junior position in an issuer's capital structure, and entitle holders to an interest in the assets of an issuer, if any, remaining after all more senior claims have been satisfied. The value of equity securities held by a Theme Portfolio will fluctuate in response to general market and economic developments, as well as developments affecting the particular issuers of such securities. In addition, the value of debt securities held by a Theme Portfolio generally will fluctuate with changes in the perceived creditworthiness of the issuers of such securities and interest rates.

Because each Theme Portfolio focuses its investments on particular industries, an investment in each may be more volatile than that of other investment companies that do not concentrate their investments in such a manner. Moreover, the value of the shares of each Fund will be especially susceptible to factors affecting the industries in which it focuses. Accordingly, no Fund should be considered a complete investment program.

FINANCIAL SERVICES FUND AND FINANCIAL SERVICES PORTFOLIO. Financial services industries may be subject to greater governmental regulation than many other industries and changes in governmental policies and the need for regulatory approvals may have a material effect on the services offered by companies in the financial services industries. Governmental regulation may limit both the financial commitments banks can make, including the amounts and types of loans, and the interest rates and fees they can charge. In addition, governmental regulation in certain foreign countries may impose interest rate controls, credit controls and price controls.

Companies in the financial services sector are subject to rapid business changes, significant competition, value fluctuations due to the concentration of loans in particular industries significantly affected by economic conditions (such as real estate or energy) and volatile performance dependent upon the availability and cost of capital and prevailing interest rates. In addition, general economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties potentially may have an adverse effect on companies in these industries. Foreign banks, particularly those of Japan, have reported financial difficulties attributed to increased competition, regulatory changes, and general economic difficulties.

The financial services area in the United States currently is changing relatively rapidly as existing distinctions between various financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance fields. Investment banking, securities brokerage and investment advisory companies are subject to government regulation and risk due to securities trading and underwriting activities.

Many of the investment considerations discussed in connection with banks, savings institutions and loan associations, and finance companies also apply to insurance companies. The performance of insurance company investments will be subject to risk from several factors. The earnings of insurance companies will be affected by interest rates, pricing (including severe pricing competition from time to time), claims activity, marketing competition and general economic conditions. Particular insurance lines also will be influenced by specific matters. Property and casualty insurer profits may be affected by certain weather catastrophes and other disasters. Life and health insurer profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks, including reserve inadequacy, problems in investment portfolios (due to real estate or "junk" bond holdings, for example), and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential anti-

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trust or tax law changes also may affect adversely insurance companies' policy sales, tax obligations and profitability.

INFRASTRUCTURE FUND AND INFRASTRUCTURE PORTFOLIO.
Infrastructure industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the infrastructure industries. Electric, gas, water and most telecommunications companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many infrastructure companies have historically been subject to the risks attendant to increases in fuel and other operating costs, high interest costs on borrowed funds, costs associated with compliance with environmental and other safety regulations and changes in the regulatory climate. Further, competition is intense for many infrastructure companies. As a result, many of these companies may be adversely affected in the future and such companies may be subject to increased share price volatility. In addition, many companies have diversified into oil and gas exploration and development, and therefore returns may be more sensitive to energy prices. Other infrastructure companies, such as water supply companies, are in a highly fragmented industry due to local ownership. Generally these companies are mature and are experiencing little or no growth. Changes in prevailing interest rates may also affect the Infrastructure Fund's share values because prices of equity and debt securities of infrastructure companies often tend to increase when interest rates decline and decrease when interest rates rise.

NATURAL RESOURCES FUND AND NATURAL RESOURCES PORTFOLIO. Natural resource industries may be subject to greater political, environmental and other governmental regulation than many other industries. The nature of such regulation continues to evolve in both the United States and foreign countries, and changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered by companies in the natural resource industries. For example, the exploration, development and distribution of coal, oil and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on such investments and the kinds of services that may be offered. Governmental regulation may also hamper the development of new technologies.

In addition, many natural resource companies historically have been subject to significant costs associated with compliance with environmental and other safety regulations. Further, competition is intense for many natural resource companies. As a result, many of these companies may be adversely affected in the future and the value of the securities issued by such companies may be subject to increased share price volatility. Such companies may also be subject to irregular fluctuations in earnings due to changes in the availability of money, the level of interest rates, and other factors.

The value of securities of natural resource companies will fluctuate in response to market conditions for the particular natural resources with which the issuers are involved. The price of natural resources will fluctuate due to changes in worldwide levels of inventory, and changes, perceived or actual, in production and consumption. With respect to precious metals, such price fluctuations may be substantial over short periods of time. In addition, the value of natural resources may fluctuate directly with respect to various stages of the inflationary cycle and perceived inflationary trends and are subject to numerous factors, including national and international politics.

CONSUMER PRODUCTS AND SERVICES FUND AND CONSUMER PRODUCTS AND SERVICES PORTFOLIO. The performance of consumer products and services companies, relates closely to the actual or perceived performance of the overall economy, interest rates and consumer confidence. In addition, changes in demographics and consumer tastes may also affect the demand for, and success of, particular consumer products and services. Many consumer products and services companies have unpredictable earnings, due in part to changes in consumer tastes and intense competition. As a result, such companies may be subject to increased share price volatility. The consumer products and services industries may also be subject to greater government regulation, including trade regulation, than many other industries. Changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the consumer products and services industries. Such governmental regulations may also hamper the development of new business opportunities.

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HEALTH CARE FUND. Health care industries generally are subject to substantial governmental regulation. Changes in governmental policy or regulation could have a material effect on the demand for products and services offered by companies in the health care industries and therefore could affect the performance of the Health Care Fund. Regulatory approvals are generally required before new drugs and medical devices or procedures may be introduced and before the acquisition of additional facilities by health care providers. In addition, the products and services offered by such companies may be subject to rapid obsolescence caused by technological and scientific advances.

TELECOMMUNICATIONS FUND. Telecommunications industries may be subject to greater governmental regulation than many other industries and changes in governmental policy and the need for regulatory approvals may have a material effect on the products and services offered by companies in the telecommunications industries. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Certain types of companies in the telecommunications industries are engaged in fierce competition for market share that could result in increased share price volatility.

FOREIGN INVESTING. Investing in foreign securities entails certain risks. The securities of non-U.S. issuers generally will not be registered with, nor the issuers thereof be subject to, the reporting requirements of the SEC. Accordingly, there may be less publicly available information about foreign securities and issuers than is available about domestic securities and issuers. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. In addition, certain costs attributable to foreign investing, such as custody charges, are higher than those attributable to domestic investing. Securities of some foreign companies are less liquid and their prices may be more volatile than securities of comparable domestic companies. The Theme Portfolios' interest and dividends from foreign issuers may be subject to non-U.S. withholding taxes, thereby reducing the Theme Portfolios' net investment income.

With respect to some foreign countries, there is the increased possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Theme Portfolios, political or social instability, or diplomatic developments which could affect the Theme Portfolios' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, rate of savings and capital reinvestment, resource self-sufficiency and balance of payments positions.

Each Theme Portfolio may invest in issuers domiciled in "emerging markets." Investing in emerging market countries involves risks in addition to those risks involved in foreign investing. Many emerging market countries have experienced high rates of inflation for many years. In addition, emerging markets generally are dependent heavily upon international trade and, accordingly, have been and continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than issuers in developed countries.

The Theme Portfolios will also be affected favorably or unfavorably by exchange control regulations or changes in the exchange rates between foreign currencies and the U.S. dollar. Changes in currency exchange rates will influence the value of the Funds' shares, and also may affect the value of dividends and interest earned by the Theme Portfolios and gains and losses realized by the Theme Portfolios.

LOWER QUALITY DEBT SECURITIES. The Financial Services Portfolio, the Health Care Fund and the Telecommunications Fund may each invest up to 5%, and the Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio may each invest up to 20%, of its total assets in below investment grade debt securities, that is, rated below BBB by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Baa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, deemed to be of equivalent quality in the judgment of the Manager. Such investments involve a high degree of risk. However, no Theme Portfolio will invest in debt securities that are in default as to payment of principal and interest.

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Debt rated Baa by Moody's is considered by Moody's to have speculative characteristics. Debt rated BB, B, CCC, CC or C by S&P and debt rated Ba, B, Caa, Ca or C by Moody's is regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. While such lower quality debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated C by Moody's or S&P is the lowest rated debt that is not in default as to principal or interest, and such issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing. Lower quality debt securities are also generally considered to be subject to greater risk than securities with higher ratings with regard to a deterioration of general economic conditions. These lower quality debt securities are the equivalent of high yield, high risk bonds, commonly known as "junk bonds."

Ratings of debt securities represent the rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates. See "Description of Debt Ratings" in the Statement of Additional Information for a full discussion of Moody's and S&P's ratings.

The market values of lower quality debt securities tend to reflect individual developments of the issuer to a greater extent than do higher quality securities, which react primarily to fluctuations in the general level of interest rates. In addition, lower quality debt securities tend to be more sensitive to economic conditions and generally have more volatile prices than higher quality securities. Issuers of lower quality securities are often highly leveraged and may not have available to them more traditional methods of financing. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower quality securities may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific developments affecting the issuer, such as the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of lower quality securities because such securities are generally unsecured and may be subordinated to the claims of other creditors of the issuer.

Lower quality debt securities of corporate issuers frequently have call or buy-back features which would permit an issuer to call or repurchase the security from the Theme Portfolios. If an issuer exercises these provisions in a declining interest rate market, the Theme Portfolios may have to replace the security with a lower yielding security, resulting in a decreased return for investors. In addition, the Theme Portfolios may have difficulty disposing of lower quality securities because they may have a thin trading market. There may be no established retail secondary market for many of these securities, and each of the Theme Portfolios anticipates that such securities could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market also may have an adverse impact on market prices of such instruments and may make it more difficult for the Theme Portfolios to obtain accurate market quotations for purposes of valuing the Theme Portfolios portfolio investments. The Theme Portfolios may also acquire lower quality debt securities during an initial underwriting or which are sold without registration under applicable securities laws. Such securities involve special considerations and risks.

In addition to the foregoing, factors that could have an adverse effect on the market value of lower quality debt securities in which the Theme Portfolios may invest include: (i) potential adverse publicity; (ii) heightened sensitivity to general economic or political conditions; and (iii) the likely adverse impact of a major economic recession. A Theme Portfolio may also incur additional expenses to the extent it is required to seek recovery upon a default in the payment of principal or interest on portfolio holdings, and the Theme Portfolio may have limited legal recourse in the event of a default.

ILLIQUID SECURITIES. Each of the Financial Services Fund, Infrastructure Portfolio, Natural Resources Portfolio, Consumer Products and Services Portfolio and Telecommunications Fund may invest up to 15% of its net assets, and the Health Care Fund up to 10% of its total assets, in securities for which no readily available market exists, so-called "illiquid

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securities." The Manager believes that carefully selected investments in joint ventures, cooperatives, partnerships and state enterprises which are illiquid (collectively, "Special Situations") could enable the Theme Portfolios to achieve capital appreciation substantially exceeding the appreciation the Theme Portfolios would realize if they did not make such investments. However, in order to attempt to limit investment risk, each Theme Portfolio will invest no more than 5% of its total assets in Special Situations.

Illiquid securities may be more difficult to value than liquid securities and the sale of illiquid securities generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than the sale of liquid securities. Moreover, illiquid restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

OPTIONS, FUTURES AND FORWARD CURRENCY TRANSACTIONS. Although each Theme Portfolio is authorized to enter into options, futures and forward currency transactions, a Portfolio might not enter into any such transactions. Options, futures and foreign currency transactions involve certain risks, which include:
(1) dependence on the Manager's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets or in the appropriate market sector and movements in interest rates and currency markets;
(2) imperfect correlation, or even no correlation, between movements in the price of options, forward contracts, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; (3) the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which a Theme Portfolio invests; (4) lack of assurance that a liquid secondary market will exist for any particular option, futures contract or option thereon at any particular time; (5) the possible loss of principal under certain conditions; and (6) the possible inability of a Theme Portfolio to purchase or sell a portfolio security at a time when it would otherwise be favorable for it to do so, or the possible need for a Theme Portfolio to sell a security at a disadvantageous time, due to the need for the Theme Portfolio to maintain "cover" or to set aside securities in connection with hedging transactions.

INVESTING IN SMALLER COMPANIES. While each Theme Portfolio's portfolio normally will include securities of established suppliers of traditional products and services, each Theme Portfolio may invest in smaller companies which can benefit from the development of new products and services. These smaller companies may present greater opportunities for capital appreciation, but may also involve greater risks than large, established issuers. Such smaller companies may have limited product lines, markets or financial resources, and their securities may trade less frequently and in more limited volume than the securities of larger, more established companies. As a result, the prices of the securities of such smaller companies may fluctuate to a greater degree than the prices of the securities of other issuers.

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                                 HOW TO INVEST

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GENERAL. Shares of a Fund may be purchased through Financial Institutions, some of which may charge the investor a transaction fee. That fee will be in addition to the sales charge payable by the investor, with respect to Class A shares. Some of these Financial Institutions (or their designees) may be authorized to accept purchase orders on behalf of the Fund. All purchase orders will be executed at the public offering price next determined after the purchase order is received, which includes any applicable sales charge for Class A shares. Orders received by the Transfer Agent before the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) on any Business Day will be executed at the public offering price for the applicable class of shares determined that day. Orders received by authorized institutions (or their designees) before the close of regular trading on the NYSE on a Business Day will be deemed to have been received by a Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. A "Business Day" is any day Monday through Friday on which the NYSE is open for business. Financial Institutions are responsible for forwarding the investor's order to the Transfer Agent so that it will be received prior to the required time.


The minimum initial investment is $500 ($100 for IRAs and $25 for custodial accounts under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended (the "Code"), and other tax-qualified employer-sponsored retirement accounts, if made under a systematic investment plan providing for monthly payments of at least that amount). The minimum for additional purchases is $100 ($25 for IRAs, Code Section 403 (b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts, as mentioned above). THE FUNDS AND GT GLOBAL RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME. In particular, the Funds and GT Global may reject purchase orders or exchanges by investors who appear to follow, in the Manager's judgment, a market-timing strategy or otherwise engage in excessive trading. See "How To Make Exchanges -- Limitations on Purchase Orders and Exchanges."

WHEN PLACING PURCHASE ORDERS, INVESTORS SHOULD SPECIFY WHETHER THE ORDER IS FOR CLASS A OR CLASS B SHARES OF THE FUNDS. ALL PURCHASE ORDERS THAT FAIL TO SPECIFY A CLASS WILL AUTOMATICALLY BE INVESTED IN CLASS A SHARES. PURCHASES OF $500,000 OR MORE MUST BE FOR CLASS A SHARES.


PURCHASES THROUGH GT GLOBAL. After an initial investment is made and a shareholder account is established through a Financial Institution, at the investor's option, subsequent purchases may be made directly through GT Global. See "Shareholder Account Manual." Investors may also make an initial investment in the Fund and establish a shareholder account directly through GT Global by completing and signing an Account Application accompanying this Prospectus. Investors should mail to the Transfer Agent the completed Application together with a check to cover the purchase in accordance with the instructions provided in the Shareholder Account Manual. Purchases will be executed at the public offering price next determined after the Transfer Agent has received the Account Application and check. Subsequent investments do not need to be accompanied by an application.


Investors also may purchase shares of the Funds through GT Global by bank wire. Bank wire purchases will be effected at the next determined public offering price after the bank wire is received. A wire investment is considered received when the Transfer Agent is notified that the bank wire has been credited to a Fund. The investor is responsible for providing prior telephonic or facsimile notice to the Transfer Agent that a bank wire is being sent. An investor's bank may charge a service fee for wiring money to a Fund. The Transfer Agent currently does not charge a service fee for facilitating wire purchases, but reserves the right to do so in the future. Investors desiring to open an account by bank wire should call the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual to obtain an account number and detailed instructions.

CERTIFICATES. Physical certificates representing the Funds' shares will not be issued unless a written request is submitted to the Transfer Agent. Shares of the Funds are recorded on a register by the Transfer Agent, and shareholders who do not elect to receive certificates have the same rights of

                               Prospectus Page 32

                             GT GLOBAL THEME FUNDS
ownership as if certificates had been issued to them. Redemptions and exchanges by shareholders who hold certificates may take longer to effect than similar transactions involving non-certificated shares because the physical delivery and processing of properly executed certificates is required. ACCORDINGLY, THE FUNDS AND GT GLOBAL RECOMMEND THAT SHAREHOLDERS DO NOT REQUEST ISSUANCE OF CERTIFICATES.

DIFFERENCES BETWEEN THE CLASSES. The primary difference between the classes of each Fund's shares offered through this Prospectus lies in their sales charge structures and ongoing expenses, as summarized below. Class A and Class B shares of a Fund represent interests in the same Fund and have the same rights, except that each class bears the separate expenses of its 12b-1 distribution plan and has exclusive voting rights with respect to such plan, each class can experience other minor expense differences and, in addition to different sales charges, each class has a separate exchange privilege.


The decision as to which class of shares is more beneficial to an investor depends on the amount invested, the intended length of time the investment is held and the investor's personal situation. Large investments may qualify for a reduced Class A sales charge. Investors in Class B shares have 100% of the purchase invested immediately. Consult your financial adviser. Financial Institutions may receive different levels of compensation for selling a particular class of shares.



ADVISOR CLASS SHARES. Advisor Class shares are offered through a separate prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of the program an annual fee of at least
 .50% of the assets in the account; (d) accounts advised by one of the companies composing or affiliated with Liechtenstein Global Trust; (e) any of those companies; and (f) GT Global New Dimension Fund.


                           PURCHASING CLASS A SHARES

Each Fund's public offering price for Class A shares is the next determined net asset value per share (see "Calculation of Net Asset Value") plus a sales charge determined in accordance with the following schedule:

                   SALES CHARGE AS PERCENTAGE OF        DEALER
AMOUNT OF                                             REALLOWANCE
PURCHASE           ------------------------------    AS PERCENTAGE
AT THE PUBLIC        OFFERING           NET             OF THE
OFFERING PRICE         PRICE        INVESTMENT      OFFERING PRICE
-----------------  -------------  ---------------  -----------------
Less than
  $50,000........          4.75%           4.99%            4.25%
$50,000 but less
  than
  $100,000.......          4.00%           4.17%            3.50%
$100,000 but less
  than
  $250,000.......          3.00%           3.09%            2.75%
$250,000 but
  less than
  $500,000.......          2.00%           2.04%            1.75%
$500,000 or
  more...........          0.00%           0.00%+          *

------------------
* GT Global will pay the following commissions to broker/ dealers that initiate and are responsible for purchases by any single purchaser of Class A shares of $500,000 or more in the aggregate: 1.00% of the purchase amount up to $3 million, plus 0.50% on the excess over $3 million. For purposes of determining the appropriate commission to be paid in connection with the transaction, GT Global will combine purchases made by a broker/dealer on behalf of a single client so that the broker/dealer's commission, as outlined above, will be based on the aggregate amount of such client's share purchases over a rolling twelve month period from the date of the transaction.

+ All shares purchased without a sales charge based on the aggregate purchase amount equalling at least $500,000 will be subject to a contingent deferred sales charge for the first year after their purchase equal to 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption. See "Contingent Deferred Sales Charge -- Class A Shares."

From time to time, GT Global may reallow to broker/ dealers the full amount of the sales charge or may pay out additional amounts to broker/dealers who sell Class A shares. In some instances, GT Global may offer these reallowances or additional payments only to broker/dealers that have sold or may sell significant amounts of Class A shares. To the extent that GT Global reallows the full amount of the sales charge to broker/dealers, such broker/dealers may be deemed to be underwriters under the Securities Act of 1933, as amended. Commissions also may be paid to broker/dealers and other financial institutions that initiate purchases of at least $500,000 made pursuant to sales charge waivers (i) and (vii) described below under "Sales Charge Waivers -- Class A Shares."

The following purchases may be aggregated for purposes of determining the "Amount of Purchase":

(a) Individual purchases on behalf of a single purchaser, the purchaser's spouse and their children under the age of 21 years, including purchases in connection with an employee benefit plan or plans exclusively for the benefit of such individual(s), such as an IRA, individual Code Section 403(b) plan or single-participant self-

                               Prospectus Page 33

                             GT GLOBAL THEME FUNDS
employed individual retirement plan ("Keogh Plan") and purchases made by a company controlled by such individual(s);

(b) Individual purchases by a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account, including an employee benefit plan (such as employer-sponsored pension, profit-sharing and stock bonus plans, including Code Section 401(k) plans, and medical, life and disability insurance trusts) other than a plan described in "(a)" above; and

(c) Individual purchases by a trustee or other fiduciary purchasing shares concurrently for two or more employee benefit plans of a single employer or of employers affiliated with each other (again excluding an employee benefit plan described in "(a)" above).

SALES CHARGE WAIVERS -- CLASS A SHARES. Class A shares are sold at net asset value without imposition of sales charges when investments are made by the following classes of investors:

(i) Trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations that have at least 100 but less than 1,000 employees, and trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations with collective retirement plan assets of $500,000 or more and have less than 100 employees, and purchases of at least $500,000 by trustees or other fiduciaries of employee benefit plans with collective retirement plan assets of $100 million or more.

(ii) Current or retired Trustees, Directors and officers of the investment companies for which the Manager serves as investment manager and/or administrator; employees or retired employees of the companies composing Liechtenstein Global Trust or affiliated companies of Liechtenstein Global Trust; the children, siblings and parents of the persons in the foregoing categories; and trusts primarily for the benefit of such persons.

(iii) Registered representatives or full-time employees of broker/dealers which have entered into dealer agreements with GT Global, and the children, siblings and parents of such persons, and employees of financial institutions that directly, or through their affiliates, have entered into dealer agreements with GT Global (or that otherwise have an arrangement with respect to sales of Fund shares with a broker/dealer that has entered into a dealer agreement with GT Global) and the children, siblings and parents of such employees.

(iv) Companies exchanging shares with or selling assets to one or more of the GT Global Mutual Funds pursuant to a merger, acquisition or exchange offer.

(v) Shareholders of any of the GT Global Mutual Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the GT Global Mutual Funds.

(vi) Purchases made through the automatic investment of dividends and other distributions paid by any of the other GT Global Mutual Funds.

(vii) Registered investment advisers, trust companies and bank trust departments exercising discretionary investment authority with respect to the money to be invested in the GT Global Mutual Funds provided that the aggregate amount invested pursuant to this sales charge waiver is at least $500,000.

(viii) Clients of administrators of tax-qualified employee benefit plans which have entered into agreements with GT Global.

(ix) Retirement plan participants who borrow from their retirement accounts by redeeming GT Global Mutual Fund shares and subsequently repay such loans via a purchase of a Fund's shares.

(x) Retirement plan participants who receive distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, the proceeds of which are reinvested in the Funds' shares.


(xi) Accounts for which a Financial Institution charges an account management fee, provided the Financial Institution has entered into an agreement with GT Global regarding such accounts.


(xii) Certain former AMA Investment Advisers' shareholders who became shareholders of the GT Global Health Care Fund in October 1989, and who have continuously held shares in the GT Global Mutual Funds since that time.

REINSTATEMENT PRIVILEGE. Shareholders who redeem their Class A shares in a Fund have a one-time privilege of reinstating their investment by investing the proceeds of the redemption at net asset value without a sales charge in Class A shares of that Fund and/or one or more of the other GT Global Mutual Funds. The Transfer Agent must receive from the investor or the investor's broker/dealer within 180 days after the date of the redemption both a written request for reinvestment and a check not exceeding the amount of the redemption proceeds. The reinstatement purchase

                               Prospectus Page 34

                             GT GLOBAL THEME FUNDS
will be effected at the net asset value per share next determined after such receipt. Gain on the redemption is taxable notwithstanding exercise of the reinvestment privilege (although loss thereon might not be deductible as a result of such exercise). See "Dividends, Other Distributions and Federal Income Taxation."


REDUCED SALES CHARGE PLANS -- CLASS A SHARES. Class A shares may be purchased at reduced sales charges either through the Right of Accumulation or under a Letter of Intent. Investors should contact their Financial Institution or the Transfer Agent for more information.



RIGHT OF ACCUMULATION. Pursuant to the Right of Accumulation, investors are permitted to purchase shares of a Fund at the sales charge applicable to the total of (a) the dollar amount then being purchased plus (b) the dollar amount of the investor's concurrent purchases of other GT Global Mutual Funds (other than GT Global Dollar Fund) plus (c) the price of all shares of GT Global Mutual Funds (other than shares of GT Global Dollar Fund not acquired by exchange) already held by the investor. To receive the Right of Accumulation, at the time of purchase investors must give their Financial Institution, the Transfer Agent or GT Global sufficient information to permit confirmation of qualification. THE FOREGOING RIGHT OF ACCUMULATION APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).


LETTER OF INTENT. In executing a Letter of Intent ("LOI"), an investor indicates an aggregate investment amount he or she intends to invest in the Class A shares of a Fund and the Class A shares of other GT Global Mutual Funds (other than shares of GT Global Dollar Fund) in the following thirteen months. The LOI is included as part of the Account Application located at the end of this Prospectus. The sales charge applicable to that aggregate amount then becomes the applicable sales charge on all purchases made concurrently with the execution of the LOI and in the thirteen months following that execution. If an investor executes an LOI within 90 days of a prior purchase of GT Global Mutual Fund Class A shares (other than shares of GT Global Dollar Fund), the prior purchase may be included under the LOI and an appropriate adjustment, if any, with respect to the sales charges paid by the investor in connection with the prior purchase will be made, based on the then-current net asset value(s) of the pertinent Fund(s).

If at the end of the thirteen month period covered by the LOI the total amount of purchases does not equal the amount indicated, the investor will be required to pay the difference between the sales charges paid at the reduced rate and the sales charges applicable to the purchases actually made. Shares having a value equal to 5% of the amount specified in the LOI will be held in escrow during the thirteen month period (while remaining registered in the investor's name) and are subject to redemption to assure any necessary payment to GT Global of a higher applicable sales charge.

For purposes of an LOI, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchase and redemption orders. Such entities should be prepared to establish their qualifications for such treatment. THE FOREGOING LOI APPLIES ONLY TO CLASS A SHARES OF THE FUNDS AND OTHER GT GLOBAL MUTUAL FUNDS (OTHER THAN GT GLOBAL DOLLAR FUND).

CONTINGENT DEFERRED SALES CHARGE -- CLASS A SHARES. Purchases of Class A shares of $500,000 or more may be made without a sales charge. If a shareholder within one year after the date of purchase redeems any Class A shares that were purchased without a sales charge by reason of a purchase of $500,000 or more, a contingent deferred sales charge of 1% of the lower of the original purchase price or the net asset value of such shares at the time of redemption will be charged. Class A shares will not be subject to the contingent deferred sales charge to the extent that the value of such shares represents (1) reinvestment of dividends or other distributions or (2) shares redeemed more than one year after their purchase. Such shares purchased without a sales charge may be exchanged for Class A shares of another GT Global Mutual Fund (other than GT Global Dollar Fund) without the imposition of a contingent deferred sales charge, although the contingent deferred sales charge described above will apply to the redemption of the shares acquired through an exchange. The waivers set forth under "Contingent Deferred Sales Charge Waivers" below apply to redemptions of Class A shares upon which a contingent deferred sales charge would otherwise be imposed. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any

                               Prospectus Page 35

                             GT GLOBAL THEME FUNDS
contingent deferred sales charge will be paid to GT Global.

                           PURCHASING CLASS B SHARES

Each Fund's public offering price for Class B shares is the next determined net asset value per share. See "Calculation of Net Asset Value." No initial sales charge is imposed. A contingent deferred sales charge, however, is imposed on certain redemptions of Class B shares. Because Class B shares are sold without an initial sales charge, the Fund receives the full amount of the investor's purchase payment. Class B shares may not be purchased for a Savings Incentive Match Plan for Employees IRA ("SIMPLE IRA") for which a designated financial institution was selected by the employer on Form 5305-SIMPLE. However, Class B shares may be purchased for SIMPLE IRAs using Form 5304-SIMPLE. In addition, Class A shares may be purchased for all SIMPLE IRAs.

Class B shares will not be subject to a contingent deferred sales charge to the extent that the value of such shares represents: (1) reinvestment of dividends or other distributions or (2) shares redeemed more than six years after their purchase. Redemptions of most other Class B shares will be subject to a contingent deferred sales charge. See "Contingent Deferred Sales Charge Waivers." The amount of any applicable contingent deferred sales charge will be calculated by multiplying the lesser of the original purchase price or the net asset value of such shares at the time of redemption by the applicable percentage shown in the table below.

                              CONTINGENT DEFERRED SALES
                              CHARGE AS A PERCENTAGE OF
                               THE LESSER OF NET ASSET
                             VALUE AT REDEMPTION OR THE
REDEMPTION DURING              ORIGINAL PURCHASE PRICE
---------------------------  ---------------------------
1st Year Since Purchase....              5%
2nd Year Since Purchase....              4%
3rd Year Since Purchase....              3%
4th Year Since Purchase....              3%
5th Year Since Purchase....              2%
6th Year Since Purchase....              1%
Thereafter.................              0%

In determining whether a contingent deferred sales charge is applicable, it will be assumed that the redemption is made first of shares acquired pursuant to the reinvestment of dividends and other distributions; then of shares purchased seven years or more prior to the redemption; and finally of shares held for the longest period of time within the applicable six-year period. For shares acquired in an exchange, the length of the holding period will be measured from the date of original purchase.

For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired 15 additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption a net asset value of $11 per share, the value of the investor's shares would be $1,265 (115 shares at $11 per share). The contingent deferred sales charge would not be applied to the value of the reinvested dividend shares. Therefore, the 15 shares currently valued at $165 would be redeemed without a contingent deferred sales charge. The number of shares needed to fund the remaining $335 of the redemption would equal 30.455. Using the lower of cost or market price to determine the contingent deferred sales charge, the original purchase price of $10 per share would be used. The contingent deferred sales charge calculation would therefore be 30.455 shares times $10 per share at the contingent deferred sales charge rate of 4% (the applicable rate in the second year after purchase) for a total contingent deferred sales charge of $12.18.

Class B shares that are acquired pursuant to the exchange privilege during a tender offer by GT Global Floating Rate Fund, Inc. ("Floating Rate Fund") will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the common stock of the Floating Rate Fund. The purchase of Class B shares of the Fund will be deemed to have occurred at the time of the initial purchase of the Floating Rate Fund's common stock.

For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, realized on a redemption. The amount of any contingent deferred sales charge will be paid to GT Global.

                           CONTINGENT DEFERRED SALES
                                 CHARGE WAIVERS

The contingent deferred sales charge will be waived for (1) exchanges, as described below; (2) redemptions in connection with a Fund's systematic withdrawal plan not in excess of 12% of the value of the account annually; (3) total or partial redemptions made within one year following the death or disability of a shareholder; (4) minimum required distributions made in connection with a GT Global IRA, Keogh Plan or

                               Prospectus Page 36

                             GT GLOBAL THEME FUNDS
custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2; (5) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement plan; (6) when a redemption results from a tax-free return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or from the death or disability of the employee; (7) a one-time reinvestment in Class B shares of a Fund within 180 days of a prior redemption;
(8) redemptions pursuant to a Fund's right to liquidate a shareholder's account involuntarily; (9) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in GT Global Mutual Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in GT Global Mutual Funds; (10) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (11) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (12) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code, and the regulations promulgated thereunder; (13) redemptions made in connection with a distribution from any retirement plan or account that involves the return of an excess deferral amount pursuant to Section 401(k)(8) or Section 402(g)(2) of the Code or the return of excess aggregate contributions pursuant to Section 401(m)(6) of the Code; (14) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (15) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.

            PROGRAMS APPLICABLE TO CLASS A SHARES AND CLASS B SHARES


AUTOMATIC INVESTMENT PLAN. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Automatic Investment Plan. Under this Plan, an amount specified by the shareholder of $100 or more ($25 or more for IRAs, Code Section 403(b)(7) custodial accounts and other tax-qualified employer-sponsored retirement accounts) on a monthly or quarterly basis will be sent to the Transfer Agent from the investor's bank for investment in the Funds. Participants in the Automatic Investment Plan should not elect to receive dividends or other distributions from the Funds in cash. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. To participate in the Automatic Investment Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or GT Global for more information.


DOLLAR COST AVERAGING PROGRAM. Investors may purchase either Class A or Class B shares of a Fund through the GT Global Dollar Cost Averaging Program whereby a shareholder invests the same dollar amount each month. Accordingly, the investor purchases more shares when a Fund's net asset value is relatively low and fewer shares when a Fund's net asset value is relatively high. This can result in a lower average cost-per-share than if the shareholder followed a less systematic approach. Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Because such a program involves continuous investment in securities regardless of fluctuating price levels of such securities, investors should consider their financial ability to continue purchases when prices are declining.

A participant in the GT Global Dollar Cost Averaging Program first designates the size of his or her monthly investment in a Fund ("Monthly Investment") after participation in the Program begins. The Monthly Investment must be at least $1,000. The investor then will make an initial investment of at least $10,000 in the GT Global Dollar Fund. Thereafter, each month an amount equal to the specified Monthly Investment automatically will be redeemed from the GT Global Dollar Fund and invested in Fund shares. A sales charge will be applied to each automatic monthly purchase of Class A Fund shares in an amount determined in accordance with the Right of Accumulation privilege described above. Investors should contact their

                               Prospectus Page 37

                             GT GLOBAL THEME FUNDS

Financial Institution or GT Global for more information.


PORTFOLIO REBALANCING PROGRAM. The GT Global Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of GT Global Mutual Funds. The Program automatically rebalances holdings of GT Global Mutual Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, GT Global Mutual Funds ("Personal Portfolio") is to be rebalanced on a monthly, quarterly, semiannual, or annual basis.

Rebalancing under the Program will be effected through the exchange of shares of one or more GT Global Mutual Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other GT Global Mutual Funds in the shareholder's Personal Portfolio. See "How to Make Exchanges." If shares of the GT Global Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of GT Global Fund(s) that have appreciated most during the period being exchanged for shares of GT Global Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing a Fund's shares. Exchanges made under the Program are not subject to the four free exchanges per year limitation. The Funds and GT Global reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, Letter of Intent, and Dollar Cost Averaging programs. Certain Financial Institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their Financial Institution or GT Global for more information.


                               Prospectus Page 38

                             GT GLOBAL THEME FUNDS

                             HOW TO MAKE EXCHANGES

--------------------------------------------------------------------------------

Shares of a Fund may be exchanged for shares of the same class of any other GT Global Mutual Fund, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Other Distributions and Federal Income Taxation." In addition to the Funds, the GT Global Mutual Funds currently include:

   -- GT GLOBAL AMERICA MID CAP GROWTH FUND
   -- GT GLOBAL AMERICA SMALL CAP GROWTH FUND
   -- GT GLOBAL AMERICA VALUE FUND
   -- GT GLOBAL DEVELOPING MARKETS FUND
   -- GT GLOBAL DOLLAR FUND
   -- GT GLOBAL EMERGING MARKETS FUND
   -- GT GLOBAL EUROPE GROWTH FUND
   -- GT GLOBAL GOVERNMENT INCOME FUND
   -- GT GLOBAL GROWTH & INCOME FUND
   -- GT GLOBAL HIGH INCOME FUND
   -- GT GLOBAL INTERNATIONAL GROWTH FUND
   -- GT GLOBAL JAPAN GROWTH FUND
   -- GT GLOBAL LATIN AMERICA GROWTH FUND
   -- GT GLOBAL NEW DIMENSION FUND
   -- GT GLOBAL NEW PACIFIC GROWTH FUND
   -- GT GLOBAL STRATEGIC INCOME FUND
   -- GT GLOBAL WORLDWIDE GROWTH FUND

Up to four exchanges each year may be made without charge. A $7.50 service charge will be imposed on each subsequent exchange. If an investor does not surrender all of his or her shares in an exchange, the remaining balance in the investor's account after the exchange must be at least $500. Exchange requests received in good order by the Transfer Agent before the close of regular trading on the NYSE on any Business Day will be processed at the net asset value calculated on that day. The terms of the exchange offer may be modified at any time, on 60 days' prior written notice.


An investor interested in making an exchange should contact his or her Financial Institution or the Transfer Agent to request the prospectus of the other GT Global Mutual Fund(s) being considered. Certain Financial Institutions may charge a fee for handling exchanges.



EXCHANGES BY TELEPHONE. A shareholder may give exchange instructions to the shareholder's Financial Institution or the Transfer Agent by telephone at the appropriate toll-free number provided in the Shareholder Account Manual. Exchange orders will be accepted by telephone provided that the exchange involves only uncertificated shares on deposit in the shareholder's account or for which certificates have previously been deposited. Shareholders automatically have telephone privileges to authorize exchanges. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.



EXCHANGES BY MAIL. Exchange orders should be sent by mail to the shareholder's Financial Institution or to the Transfer Agent at the address set forth in the Shareholder Account Manual.


LIMITATIONS ON PURCHASE ORDERS AND EXCHANGES. The GT Global Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market-timing investment strategies and excessive trading can have on efficient portfolio management, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group, if, in the Manager's judgment, such person or group was following a market-timing strategy or was otherwise engaging in excessive trading.

In addition, each GT Global Mutual Fund and GT Global reserve the right to refuse purchase orders and exchanges by any person or group if, in the Manager's judgment, the Fund would not be able to invest the money effectively in accordance with that Fund's investment objective and policies or would otherwise potentially be adversely affected. Although a GT Global Mutual Fund will attempt to give investors prior notice whenever it is reasonably able to do so, it may impose the above restrictions at any time.

Finally, as described above, each GT Global Mutual Fund and GT Global reserve the right to reject any purchase order.

                               Prospectus Page 39

                             GT GLOBAL THEME FUNDS

                              HOW TO REDEEM SHARES

--------------------------------------------------------------------------------

Fund shares may be redeemed at their net asset value (subject to any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) and redemption proceeds will be sent within seven days of the execution of a redemption request. If a redeeming shareholder owns more than one class of shares, the shareholder must specify the class of shares to be redeemed.


REDEMPTIONS THROUGH FINANCIAL INSTITUTIONS. Shareholders with accounts at Financial Institutions who sell shares of the Funds may submit redemption requests to such Financial Institutions. If the shares are held in the name of the Financial Institution, the redemption must be made through the Financial Institution. Financial Institutions may honor a redemption request either by repurchasing shares from a redeeming shareholder at the net asset value next determined after the Financial Institution receives the request or, as described below, by forwarding such requests to the Transfer Agent (see "How to Redeem Shares -- Redemptions Through the Transfer Agent"). Redemption proceeds normally will be paid by check or, if offered by the Financial Institution, credited to the shareholder's account at the Financial Institution at the election of the shareholder. Financial Institutions may impose a service charge for handling redemption transactions placed through them and may have other requirements concerning redemptions. Accordingly, shareholders should contact their Financial Institution for more details.



REDEMPTIONS THROUGH THE TRANSFER AGENT. Redemption requests may be transmitted to the Transfer Agent by telephone or by mail, in accordance with the instructions provided in the Shareholder Account Manual. Redemptions will be effected at the net asset value (less any applicable contingent deferred sales charge for Class B shares or, in limited circumstances, Class A shares) next determined after the Transfer Agent has received the request or after an Authorized Institution has received the request, provided that the request is transmitted to the Transfer Agent prior to the time set for receipt of such redemption requests. Redemptions will only be effected if the request is received in good order and accompanied by any required supporting documentation. Redemption requests will not require a signature guarantee if the redemption proceeds are to be sent either: (i) to the redeeming shareholder at the shareholder's address of record as maintained by the Transfer Agent, provided the shareholder's address of record has not been changed within the preceding fifteen days; or (ii) directly to a pre-designated bank, savings and loan or credit union account ("Pre-Designated Account"). ALL OTHER REDEMPTION REQUESTS MUST BE ACCOMPANIED BY A SIGNATURE GUARANTEE OF THE REDEEMING SHAREHOLDER'S SIGNATURE. A signature guarantee can be obtained from any bank, U.S. trust company, a member firm of a U.S. stock exchange or a foreign branch of any of the foregoing or other eligible guarantor institution. A notary public is not an acceptable guarantor. A shareholder with questions concerning the Funds' signature guarantee requirement should contact the Transfer Agent.


Shareholders may qualify to have redemption proceeds sent to a Pre-Designated Account by completing the appropriate section of the Account Application at the end of this Prospectus. Shareholders with Pre-Designated Accounts should request that redemption proceeds be sent either by bank wire or by check. The minimum redemption amount for a bank wire is $500. Shareholders requesting a bank wire should allow two business days from the time the redemption request is effected for the proceeds to be deposited in the shareholder's Pre-Designated Account. See "How to Redeem Shares -- Other Important Redemption Information." Shareholders may change their Pre-Designated Accounts only by a letter of instruction to the Transfer Agent containing all account signatures, each of which must be guaranteed. The Transfer Agent currently does not charge a bank wire service fee for each wire redemption sent, but reserves the right to do so in the future. The shareholder's bank may charge a bank wire service fee.

REDEMPTIONS BY TELEPHONE. Redemption requests may be made by telephone by calling the Transfer Agent at the appropriate toll-free number provided in the Shareholder Account Manual.

                               Prospectus Page 40

                             GT GLOBAL THEME FUNDS
Shareholders who hold certificates for shares may not redeem by telephone. REDEMPTION REQUESTS MAY NOT BE MADE BY TELEPHONE FOR FIFTEEN DAYS FOLLOWING ANY CHANGE OF THE SHAREHOLDER'S ADDRESS OF RECORD.

Shareholders automatically have telephone privileges to authorize redemptions. The Funds, GT Global and the Transfer Agent will not be liable for any loss or damage for acting in good faith upon instructions received by telephone and reasonably believed to be genuine. The Funds employ reasonable procedures to confirm that instructions communicated by telephone are genuine prior to acting upon instructions received by telephone, including requiring some form of personal identification, providing written confirmation of such transactions, and/or tape recording of telephone instructions.

REDEMPTIONS BY MAIL. Redemption requests should be mailed directly to the Transfer Agent at the appropriate address provided in the Shareholder Account Manual. As discussed above, requests for payment of redemption proceeds to a party other than the shareholder of record and/or requests that redemption proceeds be mailed to an address other than the shareholder's address of record require a signature guarantee. In addition, if the shareholder's address of record has been changed within the preceding fifteen days, a signature guarantee is required. Redemptions of shares for which certificates have been issued must be accompanied by properly endorsed share certificates.


SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $10,000 or more may participate in the GT Global Systematic Withdrawal Plan. A participating shareholder will receive proceeds from monthly, quarterly or annual redemptions of Fund shares with respect to either Class A or Class B shares. No contingent deferred sales charge will be imposed on redemptions made under the Systematic Withdrawal Plan. The minimum withdrawal amount is $100. The amount or percentage a participating shareholder specifies to be redeemed may not, on an annualized basis, exceed 12% of the value of the account, as of the time the shareholder elects to participate in the Systematic Withdrawal Plan. To participate in the Systematic Withdrawal Plan, investors should complete the appropriate portion of the Supplemental Application provided at the end of this Prospectus. Investors should contact their Financial Institution or the Transfer Agent for more information. With respect to Class A shares, participation in the Systematic Withdrawal Plan concurrent with purchases of Class A shares may be disadvantageous to investors because of the sales charges involved and possible tax implications, and therefore is discouraged. In addition, shareholders who participate in the Systematic Withdrawal Plan should not elect to reinvest dividends or other distributions in additional Fund shares. Systematic withdrawal plans offered by Financial Institutions may have different features. Accordingly, shareholders should contact their Financial Institution for more details.



OTHER IMPORTANT REDEMPTION INFORMATION. A request for redemption will not be processed until all of the necessary documentation has been received in good order. A shareholder in doubt as to what documents are required should contact his or her Financial Institution or the Transfer Agent.


Except in extraordinary circumstances and as permitted under the 1940 Act, payment for shares redeemed by telephone or by mail will be made promptly after receipt of a redemption request, if in good order, but not later than seven days after the date the request is executed. Requests for redemption which are subject to any special conditions or which specify a future or past effective date cannot be accepted.

If the Transfer Agent is requested to redeem shares for which the Funds have not yet received good payment, the Funds may delay payment of redemption proceeds until the Transfer Agent has assured itself that good payment has been collected for the purchase of the shares. In the case of purchases by check it can take up to 10 business days to confirm that the check has cleared and good payment has been received. Redemption proceeds will not be delayed when shares have been paid for by wire or when the investor's account holds a sufficient number of shares for which funds already have been collected.

A Fund may redeem the shares of any shareholder whose account is reduced to less than $500 in value through redemptions or other action by the shareholder. Written notice will be given to the shareholder at least 60 days prior to the date fixed for such redemption, during which time the shareholder may increase his or her holdings to an aggregate amount of $500 or more (with a minimum purchase of $100).

                               Prospectus Page 41

                             GT GLOBAL THEME FUNDS

                           SHAREHOLDER ACCOUNT MANUAL

--------------------------------------------------------------------------------


Shareholders are encouraged to place purchase, exchange and redemption orders through their Financial Institutions. Shareholders also may place such orders directly through the Transfer Agent in accordance with this Manual. See "How to Invest," "How to Make Exchanges," "How to Redeem Shares" and "Dividends, Other Distributions and Federal Income Taxation" for more information.


Each Fund's Transfer Agent is GT GLOBAL INVESTOR SERVICES, INC.

INVESTMENTS BY MAIL

Send the completed Account Application (if initial purchase) or letter stating Fund name, class of shares, shareholder's registered name and account number (if subsequent purchase) with a check to:

    GT Global Mutual Funds
    P.O. Box 7345
    San Francisco, CA 94120-7345

INVESTMENTS BY BANK WIRE

An investor opening a new account should call 1-800-223-2138 to obtain an account number. WITHIN SEVEN DAYS OF PURCHASE A COMPLETED ACCOUNT APPLICATION CONTAINING THE INVESTOR'S CERTIFIED TAXPAYER IDENTIFICATION NUMBER MUST BE SENT TO THE ADDRESS PROVIDED ABOVE UNDER "INVESTMENTS BY MAIL." Wire instructions must state Fund name, class of shares, shareholder's registered name and account number. Bank wires should be sent through the Federal Reserve Bank Wire System to:

    WELLS FARGO BANK N.A.
    ABA 121000248
    Attn: GT GLOBAL
         Account No. 4023-050701

EXCHANGES BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

EXCHANGES BY MAIL

Send complete instructions, including name of Fund exchanging from, class of shares, amount of exchange, name of the GT Global Mutual Fund exchanging into, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

REDEMPTIONS BY TELEPHONE

Call the Transfer Agent at 1-800-223-2138.

REDEMPTIONS BY MAIL

Send complete instructions, including name of Fund, class of shares, amount of redemption, shareholder's registered name and account number, to:

    GT Global Mutual Funds
    P.O. Box 7893
    San Francisco, CA 94120-7893

OVERNIGHT MAIL

Overnight mail services do not deliver to post office boxes. To send purchase, exchange or redemption orders by overnight mail, follow the above instructions but send to the following address:

    GT Global Investor Services, Inc.
    California Plaza
    2121 N. California Boulevard
    Suite 450
    Walnut Creek, CA 94596

ADDITIONAL QUESTIONS

Shareholders with additional questions regarding purchase, exchange and redemption procedures should call the Transfer Agent at 1-800-223-2138.

                               Prospectus Page 42

                             GT GLOBAL THEME FUNDS

                         CALCULATION OF NET ASSET VALUE

--------------------------------------------------------------------------------

Each Fund calculates its net asset value as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time) each Business Day. Each Fund's net asset value per share is computed by determining the value of its total assets (which, in the case of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, is the value of its proportionate share of the total assets of its corresponding Portfolio), subtracting all of its liabilities, and dividing the result by the total number of shares outstanding at such time. Net asset value is determined separately for each class of shares of each Fund.

Equity securities held by the Theme Portfolios are valued at the last sale price on the exchange or in the over-the-counter market in which such securities are primarily traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Long-term debt obligations are valued at the mean of representative quoted bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation and market fluctuations, provided such valuations represent fair value. When market quotations for futures and options positions held by a Fund are readily available, those positions are valued based upon such quotations.

Securities and other assets for which market quotations are not readily available are valued at fair value determined in good faith by or under the direction of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Certain of the Theme Portfolios' securities from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a Fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that Fund.

The different service and distribution fees borne by each class of shares of each Fund will result in different net asset values. The per share net asset value of the Class B shares of a Fund generally will be lower than that of the Class A shares of that Fund because of the higher service and distribution fees borne by the Class B shares. The per share net asset value of the Advisor Class shares of a Fund generally will be higher than that of the Class A and Class B shares of that Fund because of the absence of any service and distribution fees applicable to the Advisor Class shares. It is expected, however, that the net asset value per share of the classes will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the service and distribution fee accrual differential among the classes.

                               Prospectus Page 43

                             GT GLOBAL THEME FUNDS

                         DIVIDENDS, OTHER DISTRIBUTIONS
                          AND FEDERAL INCOME TAXATION

--------------------------------------------------------------------------------

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund annually declares and pays as a dividend all of its net investment income, if any, which includes dividends, accrued interest and earned discount (including both original issue and market discounts) less applicable expenses. Each Fund also annually distributes substantially all of its realized net capital gains and net gains from foreign currency transactions, if any. In the case of each of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, its net investment income, realized net capital gains and net gains from foreign currency transactions consist of its proportionate share of such income and gains of its corresponding Portfolio. Each Fund may make an additional dividend or other distribution each year if necessary to avoid a 4% excise tax on certain undistributed income and gain.

Dividends and other distributions paid by each Fund with respect to all classes of its shares are calculated in the same manner and at the same time. The per share income dividends on Class B shares of a Fund will be lower than the per share income dividends on Class A shares of that Fund as a result of the higher service and distribution fees applicable to Class B shares; and the per share income dividends on both such classes of shares of a Fund will be lower than the per share income dividends on the Advisor Class shares of that Fund as a result of the absence of any service and distribution fees applicable to Advisor Class shares. SHAREHOLDERS MAY ELECT:

/ / to have all dividends and other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends in cash and have other distributions automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive other distributions in cash and have dividends automatically reinvested in additional Fund shares of the distributing class (or in shares of the corresponding class of other GT Global Mutual Funds); or

/ / to receive dividends and other distributions in cash.
Automatic reinvestments in additional shares are made at net asset value without imposition of a sales charge. IF NO ELECTION IS MADE BY A SHAREHOLDER, ALL DIVIDENDS AND OTHER DISTRIBUTIONS WILL BE AUTOMATICALLY REINVESTED IN ADDITIONAL FUND SHARES OF THE DISTRIBUTING CLASS. Reinvestments in another GT Global Mutual Fund may only be directed to an account with the identical shareholder registration and account number. These elections may be changed by a shareholder at any time; to be effective with respect to a distribution, the shareholder or the shareholder's broker must contact the Transfer Agent by mail or telephone at least 15 Business Days prior to the payment date. THE FEDERAL INCOME TAX CONSEQUENCES OF DIVIDENDS AND OTHER DISTRIBUTIONS ARE THE SAME WHETHER THEY ARE RECEIVED IN CASH OR REINVESTED IN ADDITIONAL SHARES.

Any dividend or other distribution paid by a Fund has the effect of reducing the net asset value per share on the ex-distribution date by the amount thereof. Therefore, a dividend or other distribution paid shortly after a purchase of shares would represent, in substance, a return of capital to the shareholder (to the extent the distribution is paid on the shares so purchased), even though subject to income tax, as discussed below.

TAXES. Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code. In each taxable year that a Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of net investment income, net gains from certain foreign currency transactions and net short-term capital gain) and net capital gain (i.e., the excess of net long-term capital gain over short-term capital loss) that it distributes to its shareholders. In the case of each of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund, its investment company taxable income and net capital gain consists of its proportionate share of its corresponding Portfolio's net investment income, net gains from certain foreign currency transactions and net short-term capital gain and net capital gain, respectively. Each Portfolio expects that it also will not be liable for any federal income tax.

                               Prospectus Page 44

                             GT GLOBAL THEME FUNDS

Dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of a Fund's net capital gain, when designated as such, are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether paid in cash or reinvested in additional shares.

Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a noncorporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on securities held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on securities held for more than 18 months. Pursuant to an Internal Revenue Service notice, each Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with the Fund's holding periods for the securities it sold that generated the distributed gain) and its shareholders must treat those portions accordingly.

Each Fund provides federal tax information to its shareholders annually, including information about dividends and capital gain distributions paid during the preceding year and, under certain circumstances, the shareholders' respective shares of any foreign taxes paid (directly or indirectly) by the Fund, in which event each shareholder would be required to include in his or her gross income his or her pro rata share of those taxes but might be entitled to claim a credit or deduction for them. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to noncorporate taxpayers' net capital gain indicated above.

Each Fund must withhold 31% from dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other noncorporate shareholders who have not furnished to the Fund a correct taxpayer identification number or a properly completed claim for exemption on Form W-8 or W-9. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding. Fund accounts opened via a bank wire purchase (see "How to Invest -- Purchases Through the Distributor") are considered to have uncertified taxpayer identification numbers unless a completed Form W-8 or W-9 or Account Application is received by the Transfer Agent within seven days after the purchase. A shareholder should contact the Transfer Agent if the shareholder is uncertain whether a proper taxpayer identification number is on file with a Fund.

A redemption of Fund shares may result in taxable gain or loss to the redeeming shareholder, depending upon whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares (which normally includes any initial sales charge paid on Class A shares). An exchange of Fund shares for shares of another GT Global Mutual Fund (including another Fund) generally will have similar tax consequences. However, special tax rules apply when a shareholder (1) disposes of Class A shares of a Fund through a redemption or exchange within 90 days after purchase and (2) subsequently acquires Class A shares of that Fund or any other GT Global Mutual Fund on which an initial sales charge normally is imposed without paying that sales charge due to the reinstatement privilege or exchange privilege. In these cases, any gain on the disposition of the original Class A shares will be increased, or loss decreased, by the amount of the sales charge paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if Fund shares are purchased within 30 days before or after redeeming other shares of the same Fund (regardless of class) at a loss, all or a part of the loss will not be deductible and instead will increase the basis of the newly purchased shares.

The foregoing is only a summary of some of the important federal tax considerations generally affecting the Funds and their shareholders. See "Taxes" in the Statement of Additional Information for a further discussion. There may be other federal, state, local or foreign tax considerations applicable to a particular investor. Prospective investors therefore are urged to consult their tax advisers.

                               Prospectus Page 45

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Company's Board of Directors and the Portfolio's Board of Trustees have overall responsibility for the operation of the Funds and the Portfolios, respectively, and have approved contracts with various financial organizations to provide certain services required by each Fund. See "Directors, Trustees, and Executive Officers" in the Statement of Additional Information for a complete description of the Directors of the Funds and the Trustees of the Portfolios.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by Chancellor LGT Asset Management, Inc. (the "Manager") as the Theme Portfolios' investment manager and administrator include, but are not limited to, determining the composition of the investment portfolio of the Portfolios and placing orders to buy, sell or hold particular securities. In addition, the Manager provides the following administration services to the Portfolios and the Funds: furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Portfolios' and the Funds' operation.

The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund each pays the Manager administration fees computed daily and payable monthly at the annualized rate of 0.25% of such Fund's average daily net assets. In addition, each such Fund bears its pro rata portion of the investment management and administration fees paid by its corresponding Portfolio to the Manager. The Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio each pays the Manager a fee, based on each such Portfolio's average daily net assets at the annualized rate of .725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million and .65% on all amounts thereafter. For investment management and administration services provided to the Health Care Fund and Telecommunications Fund, each such Fund pays the Manager a fee computed daily and paid monthly based on each such Fund's average daily net assets at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million and .90% on amounts thereafter. These rates are higher than those paid by most mutual funds. Each Fund pays all expenses not assumed by the Manager, GT Global or other agents. The Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 2.00% and 2.50% of the average daily net assets of each Fund's Class A and Class B Shares, respectively. This undertaking may be changed or eliminated in the future.

The Manager also serves as each Theme Portfolio's pricing and accounting agent. For these services the Manager receives a fee at an annual rate derived by applying 0.03% to the first $5 billion of assets of GT Global Funds and 0.02% to the assets in excess of $5 billion, and allocating the result according to each Fund's average daily net assets.

The Manager provides investment management and/or administration services to the GT Global Funds. The Manager and its worldwide asset management affiliates have provided investment management and/or administration services to institutional, corporate and individual clients around the world since 1969. The U.S. offices of the Manager are located at 50 California Street, 27th Floor, San Francisco, CA 94111 and 1166 Avenue of the Americas, New York, NY 10036.


The Manager and its worldwide affiliates, including LGT Bank in Liechtenstein, compose Liechtenstein Global Trust ("LGT"). LGT is a provider of global asset management and private banking products and services to individual and institutional investors. LGT is controlled by the Prince of Liechtenstein Foundation, which serves as a parent organization for the various business enterprises of the Princely Family of Liechtenstein. The principal business address of the Prince of Liechtenstein Foundation is Herrengasse 12, FL-9490, Vaduz, Liechtenstein.



On January 30, 1998, LGT entered into an agreement with AMVESCAP PLC ("AMVESCAP") pursuant to which AMVESCAP will acquire LGT's Asset Management Division, which includes the Manager. AMVESCAP is a holding company formed in 1997 by the merger of INVESCO PLC and A I M Management Group Inc. Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. Because the transaction would constitute an assignment of the investment management agreements under the


                               Prospectus Page 46

                             GT GLOBAL THEME FUNDS

Investment Company Act of 1940 (and, therefore, a termination of such agreements), it is anticipated that the approval of the Portfolio's Board of Trustees, the Company's Board of Directors and the Company's shareholders of new investment management arrangements will be sought. The Manager anticipates that the transaction will be presented for shareholder approval and anticipates that the transaction will close on or about May 31, 1998.



As of December 31, 1997, the Manager and its worldwide affiliates managed approximately $54 billion in assets. In the United States, as of December 31, 1997, the Manager managed or administered approximately $8 billion of assets of the GT Global Funds. As of December 31, 1997, assets entrusted to LGT totaled approximately $79 billion.



In addition to the investment resources of its San Francisco and New York offices, the Manager draws upon the expertise, personnel, data and systems of other offices of Liechtenstein Global Trust, including investment offices in Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the GT Global Funds, the Manager employs a team approach, taking advantage of its investment resources around the world in seeking each Fund's investment objective.


The investment professionals primarily responsible for the portfolio management of the Theme Portfolios are as follows:
                      GLOBAL FINANCIAL SERVICES PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
A. James Ellman           Portfolio Manager since   Portfolio Manager for the Manager since 1995. Analyst for the
 San Francisco             1995                      Manager from 1994 to 1995. From 1992 to 1994, Mr. Ellman was a student at the Harvard Graduate School of Business Administration
                                                     (where he received a Master of Business Administration).
                                            GLOBAL INFRASTRUCTURE PORTFOLIO

                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Brian T. Nelson*          Portfolio Manager since   Portfolio Manager for the Manager since September 1997. Senior
 San Francisco             1997                      Equity Research Analyst for the Manager from 1995 to September
                                                     1997. From 1988 to 1995, Mr. Nelson was an Equity Research Analyst
                                                     and eventually a Co-Portfolio Manager for Franklin Resources, Inc.
                                                     (San Mateo, CA).
                                           GLOBAL NATURAL RESOURCES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   Portfolio Manager for the Manager since 1994. Analyst for the
 San Francisco             Portfolio inception in    Manager from 1992 to 1994.
                           1994
                                    GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                    THE PORTFOLIO                                  PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Derek H. Webb             Portfolio Manager since   Portfolio Manager for the Manager since 1994. Analyst for the
 San Francisco             Portfolio inception in    Manager from 1992 to 1994.
                           1994

--------------

* On October 31, 1996, Chancellor Capital Management, Inc. ("Chancellor Capital") merged with LGT Asset Management, Inc., and the resulting entity was renamed Chancellor LGT Asset Management, Inc. Mr. Nelson was an employee only of Chancellor Capital prior to October 31, 1996.


                               Prospectus Page 47

                             GT GLOBAL THEME FUNDS

                                                GLOBAL HEALTH CARE FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Yellen            Portfolio Manager since   Portfolio Manager for the Manager since 1996. Research analyst for
 San Francisco             1996                      the Manager from 1994 to 1996. From 1991 to 1994, Mr. Yellen was a securities analyst and Co-Portfolio Manager for Franklin Resources,
                                                     Inc. (San Mateo, CA).
                                             GLOBAL TELECOMMUNICATIONS FUND
                            RESPONSIBILITIES FOR                            BUSINESS EXPERIENCE
NAME/OFFICE                       THE FUND                                    PAST FIVE YEARS
------------------------  ------------------------  --------------------------------------------------------------------
Michael Mahoney           Portfolio Manager since   Portfolio Manager for the Manager since 1993. From 1991 to 1993, Mr.
 San Francisco             1993                      Mahoney was an Investment Analyst for the Manager.

                            ------------------------

In placing orders for the Theme Portfolios' securities transactions, the Manager seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Manager may consider a broker/dealer's sale of shares of the GT Global Mutual Funds as a factor in considering through whom portfolio transactions will be effected. Brokerage transactions may be executed through affiliates of Liechtenstein Global Trust. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs that the Funds will bear directly and could result in the realization of net capital gains which would be taxable when distributed to shareholders.

DISTRIBUTION OF FUND SHARES. GT Global is the distributor of the Funds' Class A and Class B shares. Like the Manager, GT Global is a subsidiary of Liechtenstein Global Trust with offices at 50 California Street, 27th Floor, San Francisco,
CA 94111. As distributor, GT Global collects the sales charges imposed on purchases of Class A shares and any contingent deferred sales charges that may be imposed on certain redemptions of Class A and Class B shares. GT Global reallows a portion of the sales charge on Class A shares to broker/dealers that have sold such shares in accordance with the schedule set forth above under "How to Invest." GT Global also pays a commission equal to 4.00% of the amount invested to broker/dealers who sell Class B shares. From time to time, GT Global may pay commissions in excess of these amounts. Commissions are not paid on exchanges or certain reinvestments in Class B shares. In addition, with respect to both classes of shares, GT Global makes ongoing payments to broker/dealers for distribution and service activities in accordance with the Rule 12b-1 plans described below.

GT Global, at its own expense, may provide additional promotional incentives to broker/dealers that sell shares of a Fund and/or shares of the other GT Global Mutual Funds. In some instances additional compensation or promotional incentives may be offered to broker/dealers that have sold or may sell significant amounts of shares during specified periods of time. Such compensation and incentives may include, but are not limited to, cash, merchandise, trips and financial assistance to broker/dealers in connection with preapproved conferences or seminars, sales or training programs for invited sales personnel, payment for travel expenses (including meals and lodging) incurred by sales personnel and members of their families or other invited guests to various locations for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding one or more of the GT Global Mutual Funds, and/ or other events sponsored by the broker/dealers. In addition, GT Global makes ongoing payments to brokerage firms, financial institutions (including banks) and others that facilitate the administration and servicing of shareholder accounts.

Under a plan of distribution adopted by the Company's Board of Directors pursuant to Rule 12b-1 under the 1940 Act, with respect to each Fund's Class A shares ("Class A Plan"), each Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of such Fund's Class A shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee for its expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A

                               Prospectus Page 48

                             GT GLOBAL THEME FUNDS
Plan will have been incurred within one year of such reimbursement.

Pursuant to a separate plan of distribution adopted with respect to each Fund's Class B shares ("Class B Plan"), each Fund may pay GT Global a service fee at the annualized rate of 0.25% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of such Fund's Class B shares for its expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

As of October 31, 1997, unreimbursed distribution expenses for the Consumer Products and Services Fund, Financial Services Fund, Health Care Fund, Infrastructure Fund, Natural Resources Fund and Telecommunications Fund amounted to approximately $112,000, $92,000, $218,000, $83,000, $141,000 and $115,000,
respectively. Such amounts represented approximately .12%, .19%, .15%, .15%,
 .16% and .01% of the net assets of the Consumer Products and Services Fund, Financial Services Fund, Heath Care Fund, Infrastructure Fund, Natural Resources Fund and Telecommunications Fund, respectively.

GT Global's service and distribution expenses covered by the Plans include the payment of ongoing commissions; the cost of any additional compensation paid by GT Global to broker/dealers; the costs of printing and mailing to prospective investors prospectuses and other materials relating to the Funds; the costs of developing, printing, distributing and publishing advertisements and other sales literature; and allocated costs relating to GT Global's distribution activities, including, among other things, employee salaries, bonuses and other overhead expenses. In addition, its expenses covered by the Class B Plan include payment of initial sales commissions to broker/dealers and interest on any unreimbursed amounts carried forward thereunder.

The Glass-Steagall Act and other applicable laws, among other things, generally prohibit federally chartered or supervised banks from engaging in the business of underwriting or distributing securities. Accordingly, GT Global intends to engage banks (if at all) only to perform administrative and shareholder servicing functions. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders, and alternative means for continuing the servicing of such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

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                               OTHER INFORMATION

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CONFIRMATIONS AND REPORTS TO SHAREHOLDERS. Each time a transaction is made that affects a shareholder's account in a Fund, the shareholder will receive from the Transfer Agent a confirmation statement reflecting the transaction. Confirmations for transactions effected pursuant to a Fund's Automatic Investment Plan, Systematic Withdrawal Plan and automatic dividend reinvestment program may be provided quarterly. Shortly after the end of each Fund's fiscal year on October 31 and fiscal half-year on April 30 of each year, shareholders receive an annual and semiannual report, respectively. In addition, the federal income status of distributions made by a Fund to shareholders will be reported after the end of the calendar year on Form 1099-DIV. Under certain circumstances, duplicate mailings of the foregoing reports to the same household may be consolidated.

ORGANIZATION OF THE COMPANY. The Company was organized as a Maryland corporation on October 29, 1987. From time to time, the Company has established and may continue to establish other funds, each corresponding to a distinct investment portfolio and a distinct series of the Company's common stock. Shares of each Fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive or conversion rights.

                               Prospectus Page 49

                             GT GLOBAL THEME FUNDS

On any matter submitted to a vote of shareholders, shares of a Fund will be voted by a Fund's shareholders individually when the matter affects the specific interest of that Fund only, such as approval of its investment management arrangements. In addition, each class of shares of a Fund has exclusive voting rights with respect to its distribution plan. The shares of each Fund and of the Company's other Funds will be voted in the aggregate on other matters, such as the election of Directors and ratification of the selection of the Company's independent accountants.

Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. The Company would be required to hold a shareholders' meeting in the event that at any time less than a majority of the Directors holding office had been elected by shareholders. Directors shall continue to hold office until their successors are elected and have qualified. Shares of the Company's funds do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Directors can elect all the Directors. A Director may be removed upon a majority vote of the shareholders qualified to vote in the election. Shareholders holding 10% of the Company's outstanding voting shares may call a meeting of shareholders for the purpose of voting upon the question of removal of any Director or for any other purpose. The 1940 Act requires the Company to assist shareholders in calling such a meeting.

Pursuant to the Company's Articles of Incorporation, it may issue six billion shares. Of this number, 300 million shares have been classified as shares of each Fund (500 million shares in the case of Telecommunications Fund), 100 million shares as Class A shares and 100 million shares as Class B shares, except for the Telecommunications Fund, of which 200 million shares have each been classified as Class A shares and Class B shares, respectively. One hundred million shares have been classified as Advisor Class shares for each Fund. These amounts may be increased from time to time in the discretion of the Board of Directors. Each share of each Fund represents an interest in that Fund only, has a par value of $0.0001 per share, represents an equal proportionate interest in that Fund with other shares of that Fund and is entitled to such dividends and other distributions out of the income earned and gain realized on the assets belonging to that Fund as may be declared at the discretion of the Board of Directors. Each Class A, Class B and Advisor Class share of each Fund is equal in earnings, assets and voting privileges, except as noted above, and each class bears the expenses, if any, related to the distribution of its shares. Shares of each Fund, when issued, are fully paid and nonassessable.

ORGANIZATION OF THE PORTFOLIOS. Each Portfolio is organized as a subtrust of a New York common law trust. The Declaration of Trust provides that the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund and other entities investing in its corresponding Portfolio (E.G., other investment companies, insurance company separate accounts and common and commingled trust funds), if any, will each be liable for all obligations of that Portfolio. However, the Directors of the Company believe that the risk of such Funds' incurring financial loss because of such liability is limited to circumstances in which both inadequate insurance existed and each of the Portfolios itself was unable to meet its obligations, and that neither the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund nor their shareholders will be exposed to a material risk of liability by reason of the Funds' investing in their corresponding Portfolios.

Whenever the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund is requested to vote on any proposal of its corresponding Portfolio, such Fund will hold a meeting of such Fund's shareholders and will cast its vote as instructed by its shareholders. Shares for which no voting instructions are received will be voted in the same proportion as the shares for which voting instructions are received.

SHAREHOLDER INQUIRIES. Shareholder inquiries may be made by calling the Funds toll-free at (800) 223-2138 or by writing to the Funds at 50 California Street, 27th Floor, San Francisco, CA 94111.

PERFORMANCE INFORMATION. The Funds, from time to time, may include information on their investment results and/or comparisons of their investment results to various unmanaged indices or results of other mutual funds or groups of mutual funds in advertisements, sales literature or reports furnished to present or prospective shareholders.

In such materials, the Funds may quote their average annual total return ("Standardized Return"). Standardized Return is calculated separately for each class of shares of each Fund. Standardized Return shows percentage rates

                               Prospectus Page 50

                             GT GLOBAL THEME FUNDS
reflecting the average annual change in the value of an assumed investment in a Fund at the end of one-, five- and ten-year periods, reduced by the maximum applicable sales charge imposed on sales of Fund shares. If a one-, five- and/or ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of a Fund. Standardized Return assumes reinvestment of all dividends and other distributions.

In addition, in order to more completely represent the Funds' performance or more accurately compare such performance to other measures of investment return, the Funds also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return reflects percentage rates of return encompassing all elements of return (i.e., income and capital appreciation or depreciation) and assumes reinvestment of all dividends and other distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted; it may consist of an aggregate or average annual percentage rate of return, actual year-by-year rates or any combination thereof. Non-Standardized Return may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

The Funds' performance data reflects past performance and is not necessarily indicative of future results. The Funds' investment results will vary from time to time depending upon market conditions, the composition of their portfolios and their operating expenses. These factors and possible differences in calculation methods should be considered when comparing a Fund's investment results with those published for other investment companies, other investment vehicles and unmanaged indices. Each Fund's results also should be considered relative to the risks associated with its investment objective and policies. See "Investment Results" in the Statement of Additional Information.

Each Fund's annual report contains additional information with respect to its performance. The annual report is available to investors upon request and free of charge.

TRANSFER AGENT. Shareholder servicing, reporting and general transfer agent functions for the Funds are performed by GT Global Investor Services, Inc. The Transfer Agent is an affiliate of the Manager and GT Global, a subsidiary of Liechtenstein Global Trust and maintains offices at California Plaza, 2121 N. California Boulevard, Suite 450, Walnut Creek, CA 94596.

CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, is custodian of the assets of the Theme Portfolios.

COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Company and to the Theme Portfolios. Kirkpatrick & Lockhart LLP also acts as counsel to the Manager, GT Global and the Transfer Agent in connection with other matters.

INDEPENDENT ACCOUNTANTS. The Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109. Coopers & Lybrand L.L.P. conducts an annual audit of the Funds and Portfolios, assists in the preparation of the Funds' and Portfolios' federal and state income tax returns and consults with the Company and the Funds and the Portfolios as to matters of accounting, regulatory filings, and federal and state income taxation.

MULTIPLE TRANSLATIONS OF THE PROSPECTUS. This Prospectus may be translated into other languages. In the event of any inconsistency or ambiguity as to the meaning of any word or phrase contained in a translation, the English text shall prevail.

                               Prospectus Page 51

                             GT GLOBAL THEME FUNDS

                                     NOTES

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                             GT GLOBAL THEME FUNDS

                                GT GLOBAL FUNDS


  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET
  INVESTING AND THE RISKS OF INVESTING IN A CONCENTRATION OF INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.


GROWTH FUNDS

/ / GLOBALLY DIVERSIFIED FUNDS

GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds

GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.

GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.

GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies

GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS

GT GLOBAL CONSUMER PRODUCTS AND
SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services

GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products

GT GLOBAL HEALTH CARE FUND
Invests in growing health care industries worldwide

GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure

GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources

GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS

GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe

GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS

GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies

GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.

GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued

GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND

GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS

GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities

GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets

GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets

GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND

GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

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  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.


                                                                  THEPR803005 MC

                             GT GLOBAL THEME FUNDS

                        50 California Street, 27th Floor
                            San Francisco, CA 94111
                                 (415) 392-6181
                           Toll Free: (800) 824-1580

                      Statement of Additional Information

                                 March 1, 1998
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This Statement of Additional Information relates to the Class A and Class B shares of GT Global Financial Services Fund ("Financial Services Fund"), GT Global Infrastructure Fund ("Infrastructure Fund"), GT Global Natural Resources Fund ("Natural Resources Fund"), GT Global Consumer Products and Services Fund ("Consumer Products and Services Fund"), GT Global Health Care Fund ("Health Care Fund") and GT Global Telecommunications Fund ("Telecommunications Fund") (each, a "Fund" or "Theme Fund," and, collectively, the "Funds" or "Theme Funds"). Each Fund is a diversified series of GT Investment Funds, Inc. (the "Company"), a registered open-end management investment company. The Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund (each, a "Feeder Fund," and, collectively, the "Feeder Funds") invest all of their investable assets in the Global Financial Services Portfolio, Global Infrastructure Portfolio, Global Natural Resources Portfolio and Global Consumer Products and Services Portfolio (each, a "Portfolio," and, collectively, the "Portfolios"), respectively. This Statement of Additional
Information, which is not a prospectus, supplements and should be read in conjunction with the Theme Funds' current Class A and Class B Prospectus dated March 1, 1998, a copy of which is available without charge by writing to the above address or calling the Funds at the toll-free telephone number printed above.

Chancellor LGT Asset Management, Inc. (the "Manager") serves as the investment manager of and administrator for the Health Care Fund, Telecommunications Fund and the Portfolios (each a "Theme Portfolio," and collectively the "Theme Portfolios"), and also serves as the administrator for each Feeder Fund. The distributor of the Funds' shares is GT Global, Inc. ("GT Global"). The Funds' transfer agent is GT Global Investor Services, Inc. ("GT Services" or the "Transfer Agent").

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                               TABLE OF CONTENTS

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                                                                                                                           Page No.
                                                                                                                           --------
Investment Objectives and Policies.......................................................................................      2
Options, Futures and Currency Strategies.................................................................................      6
Risk Factors.............................................................................................................     14
Investment Limitations...................................................................................................     19
Execution of Portfolio Transactions......................................................................................     23
Directors and Executive Officers.........................................................................................     25
Management...............................................................................................................     27
Valuation of Fund Shares.................................................................................................     31
Information Relating to Sales and Redemptions............................................................................     33
Taxes....................................................................................................................     36
Additional Information...................................................................................................     39
Investment Results.......................................................................................................     40
Description of Debt Ratings..............................................................................................     49
Financial Statements.....................................................................................................     51

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                   Statement of Additional Information Page 1

                             GT GLOBAL THEME FUNDS

                             INVESTMENT OBJECTIVES
                                  AND POLICIES

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INVESTMENT OBJECTIVES
The investment objective of each Feeder Fund is long-term capital growth. The investment objective of the Health Care Fund and Telecommunications Fund is long-term capital appreciation and long-term growth of capital, respectively.

Each Feeder Fund seeks to achieve its investment objective by investing all of its investable assets in a Portfolio, each of which is a subtrust (a "series") of Global Investment Portfolio (an open-end management investment company), with an investment objective that is identical to that of its corresponding Feeder Fund. Whenever the phrase "all of a Fund's investable assets" is used herein and in the Prospectus, it means that the only investment securities held by a Feeder Fund will be its interest in its corresponding Portfolio. A Feeder Fund may withdraw its investment in its corresponding Portfolio at any time, if the Board of Directors of the Company determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, a Feeder Fund's assets would be invested in accordance with the investment policies of its corresponding Portfolio described below and in the Prospectus.

SELECTION OF EQUITY INVESTMENTS
With respect to the Natural Resources Portfolio, the Manager has identified four areas that it expects will create investment opportunities: (i) improving supply/demand fundamentals, which may result in higher commodity prices; (ii) privatization of state-owned natural resource businesses; (iii) management which can improve production efficiencies without correspondingly increasing commodity prices; and (iv) service companies with emerging technologies that can enhance productivity or reduce production costs. Of course, there is no certainty that these factors will produce the anticipated results.

With respect to the Telecommunications Fund, the Manager has identified four areas that it expects will create investment opportunities: (i) deregulation of companies in the industry, which will allow competition to promote greater efficiencies; (ii) privatization of state-owned telecommunications businesses;
(iii) development of infrastructure in underdeveloped countries and upgrading of services in other countries; and (iv) emerging technologies that will enhance productivity and reduce costs in the telecommunications industry. Of course, there is no certainty that these factors will produce the anticipated results.

There may be times when, in the opinion of the Manager, prevailing market, economic or political conditions warrant reducing the proportion of the Theme Portfolios' assets invested in equity securities and increasing the proportion held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in debt securities or high quality money market instruments issued by corporations, or the U.S., or a foreign government. A portion of each Theme Portfolio's assets normally will be held in cash (U.S. dollars, foreign currencies or multinational currency units) or invested in foreign or domestic high quality money market instruments pending investment of proceeds from new sales of Fund shares to provide for ongoing expenses and to satisfy redemptions.

For each Theme Portfolio's investment purposes, an issuer is typically considered as located in a particular country if it (a) is organized under the laws of or has its principal office in a particular country, or (b) normally derives 50% or more of its total revenues from business in that country, provided that, in the Manager's view, the value of such issuer's securities will tend to reflect such country's development to a greater extent than developments elsewhere. However, these are not absolute requirements, and certain companies incorporated in a particular country and considered by the Manager to be located in that country may have substantial foreign operations or subsidiaries and/or export sales exceeding in size the assets or sales in that country.

In certain countries, governmental restrictions and other limitations on investment may affect a Theme Portfolio's ability to invest in such countries. In addition, in some instances only special classes of securities may be purchased by foreigners and the market prices, liquidity and rights with respect to those securities may vary from shares owned by nationals. The Manager is not aware at this time of the existence of any investment or exchange control regulations which might substantially impair the operations of the Theme Portfolios as described in the Prospectus and this Statement of Additional Information. Restrictions may in the future, however, make it undesirable to invest in certain countries. None of the Theme Portfolios has a present intention of making any significant investment in any country or stock market in

                   Statement of Additional Information Page 2

                             GT GLOBAL THEME FUNDS
which the Manager considers the political or economic situation to threaten a Theme Portfolio with substantial or total loss of its investment in such country or market.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each Theme Portfolio may invest in the securities of investment companies (including investment vehicles or companies advised by the Manager or its affiliates ("Affiliated Funds")) within the limits of the Investment Company Act of 1940, as amended (the "1940 Act"). These limitations currently provide that, in general, a Theme Portfolio may purchase shares of an investment company unless (a) such a purchase would cause a Theme Portfolio to own in the aggregate more than 3% of the total outstanding voting stock of the investment company or
(b) such a purchase would cause the Theme Portfolio to have more than 5% of its assets invested in the investment company or more than 10% of its assets invested in an aggregate of all such investment companies. The foregoing restrictions do not apply to the investment of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund in their corresponding Portfolios. Investment in closed-end investment companies may involve the payment of substantial premiums above the value of such companies' portfolio securities. Each Theme Portfolio does not intend to invest in such investment companies unless, in the judgment of the Manager, the potential benefits of such investments justify the payment of any applicable premiums. The return on such securities will be reduced by operating expenses of such companies, including payments to the investment managers of those investment companies. With respect to investments in Affiliated Funds, the Manager waives its advisory fee to the extent that such fees are based on assets of a Theme Portfolio invested in Affiliated Funds.


DEPOSITORY RECEIPTS

A Theme Portfolio may hold securities of foreign issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs"), Global Depository Receipts ("GDRs") and European Depository Receipts ("EDRs") or other securities convertible into securities of eligible foreign issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs are typically issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. GDRs are similar to EDRs and are designed for use in several international financial markets. Generally, ADRs and ADSs in registered form are designed for use in U.S. securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of each Theme Portfolio's investment policies, a Theme Portfolio's investments in ADRs, ADSs, GDRs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.


ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass-through voting rights to ADR holders in respect of the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Theme Portfolios may invest in both sponsored and unsponsored ADRs.

WARRANTS OR RIGHTS
Warrants or rights may be acquired by a Theme Portfolio in connection with other securities or separately and provide the Theme Portfolio with the right to purchase at a later date other securities of the issuer.

                   Statement of Additional Information Page 3

                             GT GLOBAL THEME FUNDS

LENDING OF PORTFOLIO SECURITIES
For the purpose of realizing additional income, each Theme Portfolio may make secured loans of its securities holdings amounting to not more than 30% of its total assets. Securities loans are made to broker/dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent plus any accrued interest, "marked to market" on a daily basis. The Theme Portfolios may pay reasonable administrative and custodial fees in connection with the loans of their securities. While the securities loan is outstanding, a Theme Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Theme Portfolio will have a right to call each loan and obtain the securities within the stated settlement period. A Theme Portfolio will not have the right to vote equity securities while they are being lent, but it may call in a loan in anticipation of any important vote. Loans will only be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk.

COMMERCIAL BANK OBLIGATIONS
For the purposes of each Theme Portfolio's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks are obligations of the issuing bank and may be general obligations of the parent bank. Such obligations may, however, be limited by the terms of a specific obligation and by government regulation. As with investments in non-U.S. securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject each Theme Portfolio to investment risks that are different in some respects from those of investments in obligations of U.S. issuers. Although each Theme Portfolio will typically acquire obligations issued and supported by the credit of U.S. or foreign banks having total assets at the time of purchase of $1 billion or more, this $1 billion figure is not an investment policy or restriction of each Theme Portfolio. For the purposes of calculation with respect to the $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and non-U.S. branches.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which a Theme Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed upon price, date, and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Theme Portfolio if the other party to the repurchase agreement becomes bankrupt, the Theme Portfolios intend to enter into repurchase agreements only with banks and dealers believed by the Manager to present minimal credit risks in accordance with guidelines established by the Company's Board of Directors, or the Portfolios' Board of Trustees, as applicable. The Manager will review and monitor the creditworthiness of such institutions under the applicable Board's general supervision.

Each Theme Portfolio will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, a Theme Portfolio would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on a Theme Portfolio's ability to sell the collateral and a Theme Portfolio could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, each Theme Portfolio intends to comply with provisions under such Code that would allow the immediate resale of such collateral. Each Theme Portfolio will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets (except for Health Care Fund, more than 10% of the value of its total assets) would be invested in such repurchase agreements and other illiquid investments.

BORROWING, REVERSE REPURCHASE AGREEMENTS AND "ROLL" TRANSACTIONS
Each Theme Portfolio's borrowings will not exceed 33 1/3% of its total assets, i.e., the Theme Portfolio's total assets at all times will equal at least 300% of the amount of outstanding borrowings. If market fluctuations in the value of a Theme Portfolio's securities holdings or other factors cause the ratio of a Theme Portfolio's total assets to outstanding borrowings to fall below 300%, within three days (excluding Sundays and holidays) of such event that Theme Portfolio may be required to sell portfolio securities to restore the 300% asset coverage, even though from an investment standpoint such sales might be disadvantageous. Each Theme Portfolio may also borrow up to 5% of its total assets for temporary or emergency purposes other than to meet redemptions. Any borrowing by a Theme Portfolio may cause greater fluctuation in the value of its shares than would be the case if that Theme Portfolio did not borrow.

                   Statement of Additional Information Page 4

                             GT GLOBAL THEME FUNDS

Each Theme Portfolio's fundamental investment limitations permit the Theme Portfolio to borrow money for leveraging purposes. However, each Theme Portfolio (except the Health Care Fund) is currently prohibited, pursuant to a non-fundamental investment policy, from borrowing money in order to purchase securities. Nevertheless, this policy may be changed in the future by the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable. If a Theme Portfolio employs leverage in the future, it would be subject to certain additional risks. Use of leverage creates an opportunity for greater growth of capital but would exaggerate any increases or decreases in the net asset value of the Financial Services Fund, Infrastructure Fund, Natural Resources Fund, Consumer Products and Services Fund or a Theme Portfolio. When the income and gains on securities purchased with the proceeds of borrowings exceed the costs of such borrowings, a Theme Portfolio's earnings or a Fund's net asset value will increase faster than otherwise would be the case; conversely, if such income and gains fail to exceed such costs, a Theme Portfolio's earnings or a Fund's net asset value would decline faster than would otherwise be the case.

Each Theme Portfolio may enter into reverse repurchase agreements. A reverse repurchase agreement is a borrowing transaction in which the Portfolio transfers possession of a security to another party, such as a bank or broker/dealer, in return for cash, and agrees to repurchase the security in the future at an agreed upon price, which includes an interest component. Each Theme Portfolio may also engage in "roll" borrowing transactions, which involve the sale of Government National Mortgage Association certificates or other securities together with a commitment (for which the Theme Portfolio may receive a fee) to purchase similar, but not identical, securities at a future date. Each Theme Portfolio will maintain, in a segregated account with a custodian, cash or liquid securities in an amount sufficient to cover its obligations under "roll" transactions and reverse repurchase agreements with broker/dealers. No segregation is required for reverse repurchase agreements with banks.

SHORT SALES
Each Theme Portfolio (except the Health Care Fund) may make short sales of securities. A short sale is a transaction in which a Theme Portfolio sells a security in anticipation that the market price of that security will decline. A Theme Portfolio may make short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns, or anticipates acquiring, or in similar securities, and (ii) in order to maintain flexibility in its securities holdings.

When a Theme Portfolio makes a short sale of a security it does not own, it must borrow the security sold short and deliver it to the broker/dealer or other intermediary through which it made the short sale. The Theme Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any payments received on such borrowed securities.

A Theme Portfolio's obligation to replace the borrowed security when the borrowing is called or expires will be secured by collateral deposited with the intermediary. The Theme Portfolio will also be required to deposit collateral with its custodian to the extent, if any, necessary so that the value of both collateral deposits in the aggregate is at all times equal to at least 100% of the current market value of the security sold short. Depending on arrangements made with the intermediary from which it borrowed the security regarding payment of any amounts received by that Theme Portfolio on such security, a Theme Portfolio may not receive any payments (including interest) on its collateral deposited with such intermediary.

If the price of the security sold short increases between the time of the short sale and the time a Theme Portfolio replaces the borrowed security, that Theme Portfolio will incur a loss; conversely, if the price declines, the Theme Portfolio will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs associated with the transaction. Although a Theme Portfolio's gain is limited by the price at which it sold the security short, its potential loss theoretically is unlimited.

No Theme Portfolio will make a short sale if, after giving effect to such sale, the market value of the securities sold short exceeds 25% of the value of its total assets or the Theme Portfolio's aggregate short sales of the securities of any one issuer exceed the lesser of 2% of the Theme Portfolio's net assets or 2% of the securities of any class of the issuer. Moreover, a Theme Portfolio may engage in short sales only with respect to securities listed on a national securities exchange. A Theme Portfolio may make short sales "against the box" without respect to such limitations. In this type of short sale, at the time of the sale the Theme Portfolio owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security.

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                         OPTIONS, FUTURES AND CURRENCY
                                   STRATEGIES

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SPECIAL RISKS OF OPTIONS, FUTURES AND CURRENCY STRATEGIES
The use of options, futures contracts and forward currency contracts ("Forward Contracts") involves special considerations and risks, as described below. Risks pertaining to particular instruments are described in the sections that follow.

        (1) Successful use of most of these instruments depends upon the Manager's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While the Manager is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

        (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of the investments being hedged. For example, if the value of an instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which the hedging instrument is traded. The effectiveness of hedges using hedging instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

        (3) Hedging strategies, if successful, can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a Theme Portfolio entered into a short hedge because the Manager projected a decline in the price of a security in the Theme Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the hedging instrument. Moreover, if the price of the hedging instrument declined by more than the increase in the price of the security, the Theme Portfolio could suffer a loss. In either such case, the Theme Portfolio would have been in a better position had it not hedged at all.

        (4) As described below, the Theme Portfolio might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in instruments involving obligations to third parties (I.E., instruments other than purchased options). If the Theme Portfolio were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Theme Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Theme Portfolio sell a portfolio security at a disadvantageous time. The Theme Portfolio's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("contra party") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Theme Portfolio.

WRITING CALL OPTIONS
Each Theme Portfolio may write (sell) call options on securities, indices and currencies. Call options generally will be written on securities and currencies that, in the opinion of the Manager are not expected to make any major price moves in the near future but that, over the long term, are deemed to be attractive investments for the Theme Portfolios.

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price (the exercise price) at any time until (American style) or on (European style) a certain date (the expiration date). So long as the obligation of the writer of a call option continues, he or she may be assigned an exercise notice, requiring him or her to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold.

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Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Theme Portfolio's investment objective. When writing a call option, a Theme Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, and retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Theme Portfolio has no control over when it may be required to sell the underlying securities or currencies, since most options may be exercised at any time prior to the option's expiration. If a call option that a Theme Portfolio has written expires, the Theme Portfolio will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Theme Portfolio will realize a gain or loss from the sale of the underlying security or currency, which will be increased or offset by the premium received. Each Theme Portfolio does not consider a security or currency covered by a call option to be "pledged" as that term is used in that Theme Portfolio's policy that limits the pledging or mortgaging of its assets.

Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Theme Portfolio will be obligated to sell the security or currency at less than its market value.

The premium that a Theme Portfolio receives for writing a call option is deemed to constitute the market value of an option. The premium the Theme Portfolio will receive from writing a call option will reflect, among other things, the current market price of the underlying investment, the relationship of the exercise price to such market price, the historical price volatility of the underlying investment, and the length of the option period. In determining whether a particular call option should be written, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options.

Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Theme Portfolio to write another call option on the underlying security or currency with either a different exercise price or expiration date, or both.

Each Theme Portfolio will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

The exercise price of the options may be below, equal to or above the current market values of the underlying securities, indices or currencies at the time the options are written. From time to time, a Theme Portfolio may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

A Theme Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from writing the option. Because increases in the market price of a call option generally will reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Theme Portfolio.

WRITING PUT OPTIONS
Each Theme Portfolio may write put options on securities, indices and currencies. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

A Theme Portfolio generally would write put options in circumstances where the Manager wishes to purchase the underlying security or currency for a Theme Portfolio's holdings at a price lower than the current market price of the security or currency. In such event, a Theme Portfolio would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Theme Portfolio would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premium received.

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Writing put options can serve as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Theme Portfolio will be obligated to purchase the security or currency at greater than its market value.

PURCHASING PUT OPTIONS
Each Theme Portfolio may purchase put options on securities, indices and currencies. As the holder of a put option, a Theme Portfolio would have the right to sell the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such option or permit such option to expire.

Each Theme Portfolio may purchase a put option on an underlying security or currency ("protective put") owned by the Theme Portfolio in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Theme Portfolio, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. The premium paid for the put option and any transaction costs would reduce any profit otherwise available for distribution when the security or currency is eventually sold.

A Theme Portfolio may also purchase put options at a time when it does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, that Theme Portfolio seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the Theme Portfolio will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

PURCHASING CALL OPTIONS
Each Theme Portfolio may purchase call options on securities, indices and currencies. As the holder of a call option, the Theme Portfolio would have the right to purchase the underlying security or currency at the exercise price at any time until (American style) or on (European style) the expiration date. A Theme Portfolio may enter into closing sale transactions with respect to such options, exercise such options or permit such options to expire.

Call options may be purchased by a Theme Portfolio for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options would enable a Theme Portfolio to acquire the security or currency at the exercise price of the call option plus the premium paid. At times, the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to a Theme Portfolio in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option, rather than the underlying security or currency itself, the Theme Portfolio is partially protected from any unexpected decline in the market price of the underlying security or currency and, in such event, could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

A Theme Portfolio may also purchase call options on underlying securities or currencies it owns to avoid realizing losses that would result in a reduction of its current return. For example, where a Theme Portfolio has written a call option on an underlying security or currency having a current market value below the price at which it purchased the security or currency, an increase in the market price could result in the exercise of the call option written by the Theme Portfolio and the realization of a loss on the underlying security or currency. Accordingly, the Theme Portfolio could purchase a call option on the same underlying security or currency, which could be exercised to fulfill the Theme Portfolio's delivery obligations under its written call (if it is exercised). This strategy could allow the Theme Portfolio to avoid selling the portfolio security or currency at a time when it has an unrealized loss; however, the Theme Portfolio would have to pay a premium to purchase the call option plus transaction costs.

Aggregate premiums paid for put and call options will not exceed 5% of each Theme Portfolio's total assets at the time of each purchase.

A Theme Portfolio may attempt to accomplish objectives similar to those involved in using Forward Contracts, by purchasing put or call options on currencies. A put option gives the Theme Portfolio as purchaser the right (but not the obligation) to sell a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A call option gives the Theme Portfolio as purchaser the right (but not the obligation) to purchase a specified amount of currency at the exercise price at any time until (American style) or on (European style) the expiration date of the option. A Theme Portfolio might purchase a currency put option, for example,

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to protect itself against a decline in the dollar value of a currency in which it holds or anticipates holding securities. If the currency's value should decline against the dollar, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put. If the value of the currency instead should rise against the dollar, any gain to a Theme Portfolio would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value against the dollar of a currency in which a Theme Portfolio anticipates purchasing securities.

Options may be either listed on an exchange or traded in over-the-counter ("OTC") markets. Listed options are third-party contracts (I.E., performance of the obligations of the purchaser and seller is guaranteed by the exchange or clearing corporation) and have standardized strike prices and expiration dates. OTC options are two-party contracts with negotiated strike prices and expiration dates. A Theme Portfolio will not purchase an OTC option unless it believes that daily valuations for such options are readily obtainable. OTC options differ from exchange-traded options in that OTC options are transacted with dealers directly and not through a clearing corporation (which guarantees performance). Consequently, there is a risk of non-performance by the dealer. Since no exchange is involved, OTC options are valued on the basis of an average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used. In the case of OTC options, there can be no assurance that a liquid secondary market will exist for any particular option at any specific time.

The staff of the Securities and Exchange Commission ("SEC") considers purchased OTC options to be illiquid securities. A Theme Portfolio may also sell OTC options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the Theme Portfolio. The assets used as cover for OTC options written by a Theme Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Theme Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Theme Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Theme Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the contra party or by a transaction in the secondary market if any such market exists. Although a Theme Portfolio will enter into OTC options only with contra parties that are expected to be capable of entering into closing transactions with the Theme Portfolio, there is no assurance that the Theme Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the contra party, the Theme Portfolio might be unable to close out an OTC option position at any time prior to its expiration.

INDEX OPTIONS
Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question (and thus on price movements in the securities market or a particular market sector generally) rather than on price movements in individual securities or futures contracts. When a Theme Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Theme Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (the "multiplier"), which determines the total dollar value for each point of such difference. When a Theme Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Theme Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Theme Portfolio's exercise of the put, to deliver to the Theme Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Theme Portfolio writes a put on an index, it receives a premium and the purchaser has the right, prior to the expiration date, to require the Theme Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier, if the closing level is less than the exercise price.

The risks of investment in index options may be greater than options on securities. Because index options are settled in cash, when a Theme Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. A Theme Portfolio can offset some of the risk of writing a call index option position by holding a diversified portfolio of securities similar to those on which the underlying index is based.

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However, a Theme Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Theme Portfolio could assemble a securities portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Theme Portfolio, as the call writer, will not know that it has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date; and by the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its securities portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If a Theme Portfolio purchases an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Theme Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

INTEREST RATE, CURRENCY AND STOCK INDEX FUTURES CONTRACTS
Each Theme Portfolio may enter into interest rate or currency futures contracts, and may enter into stock index futures contracts (collectively, "Futures" or "Futures Contracts"), as a hedge against changes in prevailing levels of interest rates, currency exchange rates or stock price levels in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Theme Portfolio. A Theme Portfolio's hedging may include sales of Futures as an offset against the effect of expected increases in interest rates, and decreases in currency exchange rates and stock prices, and purchases of Futures as an offset against the effect of expected declines in interest rates, and increases in currency exchange rates or stock prices.

Each Theme Portfolio only will enter into Futures Contracts that are traded on futures exchanges and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading thereon in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Futures are exchanged in London at the London International Financial Futures Exchange.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce a Theme Portfolio's exposure to interest rate, currency exchange rate and stock market fluctuations, that Theme Portfolio may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (security or currency) for a specified price at a designated date, time and place. A stock index Futures Contract provides for the delivery, at a designated date, time and place, of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading on the contract and the price at which the Futures Contract is originally struck; no physical delivery of stocks comprising the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times the Futures Contract is outstanding.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts usually are closed out before the delivery date. Closing out an open Futures Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the Theme Portfolio realizes a gain; if it is more, the Theme Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Theme Portfolio realizes a gain; if it is less, the Theme Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Theme Portfolio will be able to enter into an offsetting transaction with respect to a particular Futures

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Contract at a particular time. If a Theme Portfolio is not able to enter into an offsetting transaction, that Theme Portfolio will continue to be required to maintain the margin deposits on the Futures Contract.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one Futures Contract of September Deutschemarks on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (I.E., on a specified date in September, the "delivery month") by the purchase of another Futures Contract of September Deutschemarks on the same exchange. In such instance, the difference between the price at which the Futures Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Theme Portfolio.

Each Theme Portfolio's Futures transactions will be entered into for hedging purposes only; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that a Theme Portfolio owns, or Futures Contracts will be purchased to protect a Theme Portfolio against an increase in the price of securities or currencies it has committed to purchase or expects to purchase.

"Margin" with respect to Futures Contracts is the amount of funds that must be deposited by a Theme Portfolio in order to initiate Futures trading and maintain the Theme Portfolio's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to ensure the Theme Portfolio's performance under the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded and may be significantly modified from time to time by the exchange during the term of the Futures Contract.

Subsequent payments, called "variation margin," to and from the futures commission merchant through which the Theme Portfolio entered into the Futures Contract will be made on a daily basis as the price of the underlying security, currency or index fluctuates making the Futures Contract more or less valuable, a process known as marking-to-market.

    RISKS OF USING FUTURES CONTRACTS. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates and currency exchange rates, and in stock market movements, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

There is a risk of imperfect correlation between changes in prices of Futures Contracts and prices of the securities or currencies in a Theme Portfolio's portfolio being hedged. The degree of imperfection of correlation depends upon circumstances such as variations in speculative market demand for Futures and for securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard Futures Contracts available for trading. A decision of whether, when and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest or currency rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures Contract may result in losses in excess of the amount invested in the Futures Contract.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract and options on Futures Contracts prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract or option may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract or option, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures Contract and option prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

If a Theme Portfolio were unable to liquidate a Futures or option on Futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Theme Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Theme Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the Future or option or to maintain cash or securities in a segregated account.

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Certain characteristics of the Futures market might increase the risk that movements in the prices of Futures Contracts or options on Futures might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the Futures and options on Futures markets are subject to daily variation margin calls and might be compelled to liquidate Futures or options on Futures positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the Futures or options and the investments being hedged. Also, because initial margin deposit requirements in the Futures market are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the Futures markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the Futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

OPTIONS ON FUTURES CONTRACTS
Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account, which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities, currencies or index upon which the Futures Contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

The purchase of call options on Futures can serve as a long hedge, and the purchase of put options on Futures can serve as a short hedge. Writing call options on Futures can serve as a limited short hedge, and writing put options on Futures can serve as a limited long hedge, using a strategy similar to that used for writing options on securities, foreign currencies or indices.

If a Theme Portfolio writes an option on a Futures Contract, it will be required to deposit initial and variation margin pursuant to requirements similar to those applicable to Futures Contracts. Premiums received from the writing of an option on a Futures Contract are included in the initial margin deposit.

A Theme Portfolio may seek to close out an option position by selling an option covering the same Futures Contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options is subject to the maintenance of a liquid secondary market.

LIMITATIONS ON USE OF FUTURES, OPTIONS ON FUTURES AND CERTAIN OPTIONS ON CURRENCIES
To the extent that a Theme Portfolio enters into Futures Contracts, options on Futures Contracts, and options on foreign currencies traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish those positions (excluding the amount by which options are "in-the-money") will not exceed 5% of the liquidation value of the Theme Portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Theme Portfolio has entered into. In general, a call option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract exceeds the strike, I.E., exercise, price of the call; a put option on a Futures Contract is "in-the-money" if the value of the underlying Futures Contract is exceeded by the strike price of the put. This guideline may be modified by the Company's Board of Directors and the Portfolio's Board of Trustees, as applicable, without a shareholder vote. This limitation does not limit the percentage of a Theme Portfolio's assets at risk to 5%.

FORWARD CONTRACTS
A Forward Contract is an obligation, usually arranged with a commercial bank or other currency dealer, to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. A Theme Portfolio either may accept or make delivery of the currency at the maturity of the Forward Contract. A Theme Portfolio may also, if its contra party agrees prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract.

A Theme Portfolio engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A Theme Portfolio might sell a particular foreign currency forward, for example, when it holds bonds denominated in a foreign currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, a Theme Portfolio might sell the U.S. dollar forward when it holds bonds denominated in U.S.

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dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a Theme Portfolio might purchase a currency forward to "lock in" the price of securities denominated in that currency that it anticipates purchasing.

Forward Contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Each Theme Portfolio will enter into such Forward Contracts with major U.S. or foreign banks and securities or currency dealers in accordance with guidelines approved by the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

A Theme Portfolio may enter into Forward Contracts either with respect to specific transactions or with respect to overall investments of that Theme Portfolio. The precise matching of the Forward Contract amounts and the value of specific securities generally will not be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the Forward Contract is entered into and the date it matures. Accordingly, it may be necessary for that Theme Portfolio to purchase additional foreign currency on the spot (I.E., cash) market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Theme Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency the Theme Portfolio is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward Contracts involve the risk that anticipated currency movements will not be predicted accurately, causing a Theme Portfolio to sustain losses on these contracts and transaction costs.

At or before the maturity of a Forward Contract requiring a Theme Portfolio to sell a currency, that Theme Portfolio either may sell a security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Theme Portfolio will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, a Theme Portfolio may close out a Forward Contract requiring it to purchase a specified currency by entering into a second contract, if its contra party agrees, entitling it to sell the same amount of the same currency on the maturity date of the first contract. A Theme Portfolio would realize a gain or loss as a result of entering into such an offsetting Forward Contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract.

The cost to a Theme Portfolio of engaging in Forward Contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because Forward Contracts are usually entered into on a principal basis, no fees or commissions are involved. The use of Forward Contracts does not eliminate fluctuations in the prices of the underlying securities a Theme Portfolio owns or intends to acquire, but it does establish a rate of exchange in advance. In addition, while Forward Contract sales limit the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result should the value of the currencies increase.

FOREIGN CURRENCY STRATEGIES -- SPECIAL CONSIDERATIONS
A Theme Portfolio may use options on foreign currencies, Futures on foreign currencies, options on Futures on foreign currencies and Forward Contracts to hedge against movements in the values of the foreign currencies in which the Theme Portfolio's securities are denominated. Such currency hedges can protect against price movements in a security that the Theme Portfolio owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

A Theme Portfolio might seek to hedge against changes in the value of a particular currency when no Futures Contract, Forward Contract or option involving that currency is available or one of such contracts is more expensive than certain other contracts. In such cases, the Theme Portfolio may hedge against price movements in that currency by entering into a contract on another currency or basket of currencies, the values of which the Manager believes will have a positive correlation to the value of the currency being hedged. The risk that movements in the price of the contract will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

The value of Futures Contracts, options on Futures Contracts, Forward Contracts and options on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of Futures Contracts, Forward Contracts or options, the Theme Portfolio could be disadvantaged by dealing in the odd lot market

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(generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirements that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or Futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Futures contracts or options until they reopen.

Settlement of Futures Contracts, Forward Contracts and options involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Theme Portfolio might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

COVER
Transactions using Forward Contracts, Futures Contracts and options (other than options purchased by a Theme Portfolio) expose the Theme Portfolio to an obligation to another party. A Theme Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies, or other options, Forward Contracts or Futures Contracts, or (2) cash, receivables and short-term debt securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. Each Theme Portfolio will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding Forward Contract, Futures Contract or option is open, unless they are replaced with other appropriate assets. If a large portion of a Theme Portfolio's assets is used for cover or otherwise set aside, it could affect portfolio management or the Theme Portfolio's ability to meet redemption requests or other current obligations.

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                                  RISK FACTORS

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ILLIQUID SECURITIES
Each Theme Portfolio may invest up to 15% of its net assets (except for the Health Care Fund, which may invest up to 10% of its total assets) in illiquid securities. Securities may be considered illiquid if a Theme Portfolio cannot reasonably expect within seven days to sell the securities for approximately the amount at which that Theme Portfolio values such securities. See "Investment Limitations." The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges or dealer discounts and other selling expenses than will the sale of liquid securities such as securities eligible for trading on U.S. securities exchanges or in OTC markets. Moreover, restricted securities, which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

Illiquid securities include those that are subject to restrictions contained in the securities laws of other countries. However, securities that are freely marketable in the country where they are principally traded, but would not be freely marketable in the United States, will not be considered illiquid. Where registration is required, a Theme Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Theme Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Theme Portfolio might obtain a less favorable price than prevailed when it decided to sell.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended ("1933 Act"), including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted

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securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by a Theme Portfolio, however, could affect adversely the marketability of such portfolio securities and the Theme Portfolio might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. Each Board has delegated the function of making day-to-day determinations of liquidity to the Manager, in accordance with procedures approved by that Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trading in the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security;
(iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how offers are solicited and the mechanics of transfer). The Manager monitors the liquidity of securities held by each Theme Portfolio and periodically reports such determinations to the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable.

FOREIGN SECURITIES
    POLITICAL, SOCIAL AND ECONOMIC RISKS. Investing in securities of non-U.S. companies may entail additional risks due to the potential political, social and economic instability of certain countries and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

    RELIGIOUS, POLITICAL AND ETHNIC INSTABILITY. Certain countries in which a Theme Portfolio may invest may have groups that advocate radical religious or revolutionary philosophies or support ethnic independence. Any disturbance on the part of such individuals could carry the potential for widespread destruction or confiscation of property owned by individuals and entities foreign to such country and could cause the loss of a Theme Portfolio's investment in those countries. Instability may also result from, among other things: (i) authoritarian governments or military involvement in political and economic decision-making, including changes in government through extra-constitutional means; (ii) popular unrest associated with demands for improved political, economic and social conditions; and (iii) hostile relations with neighboring or other countries. Such political, social and economic instability could disrupt the principal financial markets in which a Theme Portfolio invests and adversely affect the value of a Theme Portfolio's assets.

    FOREIGN INVESTMENT RESTRICTIONS. Certain countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as a Theme Portfolio. These restrictions or controls may at times limit or preclude investments in certain securities and may increase the cost and expenses of a Theme Portfolio. For example, certain countries require prior governmental approval before investments by foreign persons may be made, or may limit the amount of investment by foreign persons in a particular company or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals. Moreover, the national policies of certain countries may restrict investment opportunities in issuers or industries deemed sensitive to national interests. In addition, some countries require governmental approval for the repatriation of investment income, capital or the proceeds of securities sales by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose restrictions on foreign capital remittances abroad. A Theme Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investments.

    NON-UNIFORM CORPORATE DISCLOSURE STANDARDS AND GOVERNMENTAL
REGULATION. Foreign companies are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to U.S.

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companies. In particular, the assets, liabilities and profits appearing on the financial statements of such a company may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. generally accepted accounting principles. Most of the foreign securities held by a Theme Portfolio will not be registered with the SEC or regulators of any foreign country, nor will the issuers thereof be subject to the SEC's reporting requirements. Thus, there will be less available information concerning most foreign issuers of securities held by a Theme Portfolio than is available concerning U.S. issuers. In instances where the financial statements of an issuer are not deemed to reflect accurately the financial situation of the issuer, the Manager will take appropriate steps to evaluate the proposed investment, which may include on-site inspection of the issuer, interviews with its management and consultations with accountants, bankers and other specialists. There is substantially less publicly available information about foreign companies than there are reports and ratings published about U.S. companies and the U.S. government. In addition, where public information is available, it may be less reliable than such information regarding U.S. issuers. Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as restrictions on market manipulation, insider trading rules, shareholder proxy requirements and timely disclosure of information.

    CURRENCY FLUCTUATIONS. Because each Theme Portfolio, under normal circumstances, will invest a substantial portion of its total assets in the securities of foreign issuers which are denominated in foreign currencies, the strength or weakness of the U.S. dollar against such foreign currencies will account for part of a Theme Portfolio's investment performance. A decline in the value of any particular currency against the U.S. dollar will cause a decline in the U.S. dollar value of that Theme Portfolio's holdings of securities and cash denominated in such currency and, therefore, will cause an overall decline in the appropriate Fund's net asset value and any net investment income and capital gains derived from such securities to be distributed in U.S. dollars to shareholders of that Fund. Moreover, if the value of the foreign currencies in which a Theme Portfolio receives its income falls relative to the U.S. dollar between receipt of the income and the making of Theme Portfolio distributions, the Theme Portfolio may be required to liquidate securities in order to make distributions if the Theme Portfolio has insufficient cash in U.S. dollars to meet distribution requirements.

The rate of exchange between the U.S. dollar and other currencies is determined by several factors, including the supply and demand for particular currencies, central bank efforts to support particular currencies, the relative movement of interest rates, and pace of business activity in the other countries and the United States, and other economic and financial conditions affecting the world economy.

Although each Theme Portfolio values its assets daily in terms of U.S. dollars, the Portfolios do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. Each Portfolio will do so, from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference ("spread") between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Portfolio at one rate, while offering a lesser rate of exchange should a Portfolio desire to sell that currency to the dealer.

    ADVERSE MARKET CHARACTERISTICS. Securities of many foreign issuers may be less liquid and their prices more volatile than securities of comparable U.S. issuers. In addition, foreign securities markets and brokers generally are subject to less governmental supervision and regulation than in the United States, and foreign securities transactions usually are subject to fixed commissions, which generally are higher than negotiated commissions on U.S. transactions. In addition, foreign securities transactions may be subject to difficulties associated with the settlement of such transactions. Delays in settlement could result in temporary periods when assets of a Theme Portfolio are uninvested and no return is earned thereon. The inability of a Theme Portfolio to make intended security purchases due to settlement problems could cause that Theme Portfolio to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems either could result in losses to that Theme Portfolio due to subsequent declines in value of the portfolio security or, if that Theme Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. The Manager will consider such difficulties when determining the allocation of a Theme Portfolio's assets, although the Manager does not believe that such difficulties will have a material adverse effect on a Theme Portfolio's portfolio trading activities.

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Each Theme Portfolio may use foreign custodians, which may involve risks in addition to those related to its use of U.S. custodians. Such risks include uncertainties relating to determining and monitoring the foreign custodian's financial strength, reputation and standing; maintaining appropriate safeguards concerning that Theme Portfolio's investments; and possible difficulties in obtaining and enforcing judgments against such custodians.

    WITHHOLDING TAXES. Each Theme Portfolio's net investment income from foreign issuers may be subject to withholding taxes by the foreign issuer's country, thereby reducing that Theme Portfolio's net investment income or delaying the receipt of income when those taxes may be recaptured. See "Taxes."

    CONCENTRATION. To the extent a Theme Portfolio invests a significant portion of its assets in securities of issuers located in a particular country or region of the world, such Portfolio may be subject to greater risks and may experience greater volatility than a fund that is more broadly diversified geographically.

    SPECIAL CONSIDERATIONS AFFECTING WESTERN EUROPEAN COUNTRIES. The countries that are members of the European Economic Community ("Common Market") (Belgium, Denmark, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Portugal, Spain, and the United Kingdom) eliminated certain import tariffs and quotas and other trade barriers with respect to one another over the past several years. The Manager believes that this deregulation should improve the prospects for economic growth in many Western European countries. Among other things, the deregulation could enable companies domiciled in one country to avail themselves of lower labor costs existing in other countries. In addition, this deregulation could benefit companies domiciled in one country by opening additional markets for their goods and services in other countries. Since, however, it is not clear what the exact form or effect of these Common Market reforms will be on business in Western Europe, it is impossible to predict the long-term impact of the implementation of these programs on the securities owned by a Theme Portfolio.

    SPECIAL CONSIDERATIONS AFFECTING RUSSIA AND EASTERN EUROPEAN COUNTRIES. Investing in Russia and Eastern European countries involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of the system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgement; (3) pervasiveness of corruption and crime in the economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation) and high unemployment; (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a fund's ability to exchange local currencies for U.S. dollars; (7) political instability and social unrest and violence; (8) the risk that the governments of Russia and Eastern European countries may decide not to continue to support the economic reform programs implemented recently and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed when such countries had a communist form of government; (9) the financial condition of companies in these countries, including large amounts of inter-company debt which may create a payments crisis on a national scale; (10) dependency on exports and the corresponding importance of international trade; (11) the risk that the tax system in these countries will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and (12) the underdeveloped nature of the securities markets.

    SPECIAL CONSIDERATIONS AFFECTING JAPAN. Japan's economic growth has declined significantly since 1990. The general government position has deteriorated as a result of weakening economic growth and stimulative measures taken to support economic activity and to restore financial stability. Although the decline in interest rates and fiscal stimulation packages have helped to contain recessionary forces, uncertainties remain. Japan is also heavily dependent upon international trade, so its economy is especially sensitive to trade barriers and disputes. Japan has had difficult relations with its trading partners, particularly the United States, where the trade imbalance is the greatest. It is possible that trade sanctions and other protectionist measures could impact Japan adversely in both the short and the long term.

The common stocks of many Japanese companies trade at high price-earnings ratios. Differences in accounting methods make it difficult to compare the earnings of Japanese companies with those of companies in other countries, especially in the U.S. In general, however, reported net income in Japan is understated relative to U.S. accounting standards and this is one reason why price-earnings ratios of the stocks of Japanese companies have tended historically to be higher than those for U.S. stocks. In addition, Japanese companies have tended to have higher growth rates than U.S. companies and Japanese interest rates have generally been lower than in the U.S., both of which factors tend to result in lower discount rates and higher price-earnings ratios in Japan than in the U.S.

The Japanese securities markets are less regulated than those in the United States. Evidence has emerged from time to time of distortion of market prices to serve political or other purposes. Shareholders' rights are not always equally

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enforced. In addition, Japan's banking industry is undergoing problems related to bad loans and declining values in real estate.

    SPECIAL CONSIDERATIONS AFFECTING PACIFIC REGION COUNTRIES. Certain of the risks associated with international investments are heightened for investments in Pacific region countries. For example, some of the currencies of Pacific region countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain countries, such as India, face serious exchange constraints. Jurisdictional disputes also exist between South Korea and North Korea. In addition, the Theme Portfolios may invest in Hong Kong, which reverted to Chinese Administration on July 1, 1997. Investments in Hong Kong may be subject to expropriation, national, nationalization or confiscation, in which case a Theme Portfolio could lose its entire investment in Hong Kong. In addition, the reversion of Hong Kong also presents a risk that the Hong Kong dollar will be devalued and a risk of possible loss of investor confidence in Hong Kong's currency, stock market and assets.

    SPECIAL CONSIDERATIONS AFFECTING LATIN AMERICAN COUNTRIES. Most Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. Certain Latin American countries are also among the largest debtors to commercial banks and foreign governments. At times certain Latin American countries have declared moratoria on the payment of principal and/or interest on external debt. In addition, certain Latin American securities markets have experienced high volatility in recent years.

Latin American countries may also close certain sectors of their economies to equity investments by foreigners. Further due to the absence of securities markets and publicly owned corporations and due to restrictions on direct investment by foreign entities, investments may only be made in certain Latin American countries solely or primarily through governmentally approved investment vehicles or companies.

Certain Latin American countries may have managed currencies that are maintained at artificial levels to the U.S. dollar rather than at levels determined by the market. This type of system can lead to sudden and large adjustments in the currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994, the value of the Mexican peso lost more than one-third of its value relative to the U.S. dollar.

    SPECIAL CONSIDERATIONS AFFECTING EMERGING MARKETS. Investing in the securities of companies in emerging markets may entail special risks relating to potential political and economic instability and the risks of expropriation, nationalization, confiscation or the imposition of restrictions on foreign investment, convertibility of currencies into U.S. dollars and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation by any country, a Theme Portfolio could lose its entire investment in any such country.

Emerging securities markets are substantially smaller, less developed, less liquid and more volatile than the major securities markets. The limited size of emerging securities markets and limited trading value in issuers compared to the volume of trading in U.S. securities could cause prices to be erratic for reasons apart from factors that affect the quality of the securities. For example, limited market size may cause prices to be unduly influenced by traders who control large positions. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of portfolio securities, especially in these markets. In addition, securities traded in certain emerging markets may be subject to risks due to the inexperience of financial intermediaries, a lack of modern technology, the lack of a sufficient capital base to expand business operations, and the possibility of permanent or temporary termination of trading.

Settlement mechanisms in emerging securities markets may be less efficient and reliable than in more developed markets. In such emerging securities there may be share registration and delivery delays or failures.

Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates and corresponding currency devaluations have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries.

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                             INVESTMENT LIMITATIONS

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FEEDER FUNDS
The  Financial Services  Fund, Infrastructure  Fund, Natural  Resources Fund and
Consumer Products and Services Fund each has the following fundamental investment policy to enable it to invest in the Financial Services Portfolio, Infrastructure Portfolio, Natural Resources Portfolio and Consumer Products and Services Portfolio, respectively:

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.

All other fundamental investment policies, and the non-fundamental investment policies, of each Feeder Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each Portfolio and its Board of Trustees, it applies equally to each Feeder Fund and its Board of Directors.

Each Portfolio has adopted the following investment limitations as fundamental policies that (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of that Portfolio's voting securities represented at a meeting at which more than 50% of its outstanding voting securities are represented, or (ii) more than 50% of its outstanding voting securities. Whenever a Feeder Fund is requested to vote on a change in the investment limitations of its corresponding Portfolio, the Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders.

No Portfolio may:

        (1) Buy or sell real estate (including real estate limited partnerships); however, each Portfolio may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Buy or sell commodities or commodity contracts, except that each Portfolio may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Underwrite securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that each Portfolio may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that each Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of each Portfolio's total assets, (including the amount borrowed), less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent any Portfolio from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by a Portfolio may not exceed one-third of that Portfolio's total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, each Portfolio may invest in the securities of companies that engage in these activities.

                  Statement of Additional Information Page 19

                             GT GLOBAL THEME FUNDS

In addition, each Portfolio has adopted as a fundamental investment policy a classification as a "diversified" portfolio under the 1940 Act. This means that, with respect to 75% of the Portfolio's total assets, no more than 5% will be invested in the securities of any one issuer, and the Portfolio will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Portfolio's outstanding voting securities as defined above and in the Prospectus.

The following investment policies of each Portfolio are not fundamental policies and may be changed by vote of the Portfolios' Board of Trustees without shareholder approval. No Portfolio may:

        (1) Invest in securities of an issuer if the investment would cause the Portfolio to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into;

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) in excess of 33 1/3% of the value of the Portfolio's total assets (while borrowings exceed 5% of the Infrastructure Portfolio's and Natural Resources Portfolio's total assets, such Portfolio will not make any additional investments); and

        (6) Invest more than 10% of its total assets in shares of other investment companies and may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the investment objective of each Feeder Fund, which may not be changed without the approval of Fund shareholders, and its corresponding Portfolio's investment objective, which may be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may or may not be changed without shareholder approval.

HEALTH CARE FUND
The Health Care Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Health Care Fund may not:

        (1) Invest more than 10% of its total assets in securities which cannot be readily resold to the public because of legal or contractual restrictions or for which no readily available market exists, which for this purpose includes repurchase agreements maturing in more than seven days;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Purchase or sell real estate; provided that the Health Care Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein;

        (4) Purchase securities on margin or make short sales, except for short-term credits necessary for clearance of portfolio transactions, and except that the Health Care Fund may make short sales and maintain short positions and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts;

        (5) Underwrite securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Health Care Fund may be deemed to be an underwriter under federal securities laws;

        (6) Make loans, except through loans of portfolio securities as authorized by the Prospectus and except through repurchase agreements, provided that for purposes of this limitation the acquisition of portfolio securities consistent with the Health Care Fund's investment objective and policies shall not be deemed to be the making of a loan;

                  Statement of Additional Information Page 20

                             GT GLOBAL THEME FUNDS

        (7) Purchase or sell commodities or commodity contracts, except that consistent with the Health Care Fund's investment objective and policies it may use financial and currency futures instruments and options thereon for hedging purposes;

        (8) Issue senior securities, except that for purposes of this limitation the Health Care Fund may borrow money in such amounts and in such fashion as is permitted under the 1940 Act and the rules thereunder;

        (9) Mortgage, pledge or hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by the Health Care Fund, except as may be necessary in connection with permitted borrowings; provided, however, that this does not prohibit escrow, collateral or margin arrangements in connection with its use of options, futures contracts and options on futures contracts;

       (10) Invest in oil, gas or mineral-related programs or leases; or

       (11) Purchase any security if as a result more than 5% of the Health Care Fund's total assets would be invested in securities of companies which together with any predecessors have been in operation for less than three years.

In addition, the Health Care Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Health Care Fund's outstanding voting securities as defined above and in the Prospectus.

Investors should refer to the Prospectus for further information with respect to the Health Care Fund's investment objective, which may not be changed without the approval of its shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

TELECOMMUNICATIONS FUND
The Telecommunications Fund has adopted the following investment limitations as fundamental policies, which (unless otherwise noted) may not be changed without approval by the affirmative vote of the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, or (ii) more than 50% of the outstanding shares.

The Telecommunications Fund may not:

        (1) Buy or sell real estate (including real estate limited partnerships); however, the Telecommunications Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts;

        (2) Purchase or sell commodities or commodity contracts, except that the Telecommunications Fund may purchase and sell financial and currency futures contracts and options thereon, and may purchase and sell currency forward contracts, options on foreign currencies and may otherwise engage in other transactions in foreign currencies;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the disposition of an investment position may technically cause it to be considered an underwriter as that term is defined under the 1933 Act;

        (4) Make loans, except that the Telecommunications Fund may purchase debt securities and enter into repurchase agreements and may make loans of portfolio securities;

        (5) Purchase securities on margin, provided that the Telecommunications Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities; except that it may make margin deposits in connection with futures contracts;

        (6) Borrow money except from banks not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets, including the amount borrowed, less all liabilities and indebtedness (other than the borrowing). This restriction shall not prevent the Telecommunications Fund from entering into reverse repurchase agreements, provided that reverse repurchase agreements, and any other transactions constituting borrowing by it may not exceed one-third of its total assets. Transactions involving options, futures contracts, options on futures contracts and forward currency contracts, as described in the Prospectus and this Statement of Additional Information, and collateral arrangements relating thereto will not be deemed to be borrowings;

                  Statement of Additional Information Page 21

                             GT GLOBAL THEME FUNDS

        (7) Mortgage, pledge, or hypothecate any of its assets, provided that this restriction shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities; or

        (8) Invest in direct interests or leases in oil, gas, or other mineral exploration or development programs; however, the Telecommunications Fund may invest in the securities of companies that engage in these activities.

In addition, the Telecommunications Fund has adopted as a fundamental investment policy the classification as a "diversified" fund under the 1940 Act, which means that, with respect to 75% of its total assets, no more than 5% will be invested in the securities of any one issuer, and it will purchase no more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without approval by the holders of a majority of the Telecommunications Fund's outstanding voting securities as defined above and in the Prospectus.

The following operating policies of the Telecommunications Fund are not fundamental policies and may be changed by vote of the Company's Board of Directors without shareholder approval. The Telecommunications Fund may not:

        (1) Invest in securities of an issuer if the investment would cause the Telecommunications Fund to own more than 10% of any class of securities of any one issuer;

        (2) Invest in companies for the purpose of exercising control or management;

        (3) Invest more than 15% of its net assets in illiquid securities, including securities that are illiquid by virtue of the absence of a readily available market;

        (4) Enter into a futures contract, an option on a futures contract, or an option on foreign currency traded on a CFTC-regulated exchange, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), if the aggregate initial margin and premiums required to establish all of those positions (excluding the amount by which options are "in-the-money") exceeds 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into; or

        (5) Borrow money except for temporary or emergency purposes (not for leveraging) not in excess of 33 1/3% of the value of the Telecommunications Fund's total assets. While borrowings exceed 5% of the Telecommunications Fund's total assets, the Telecommunications Fund will not make any additional investments.

The Telecommunications Fund has the authority to invest up to 10% of its total assets in shares of other investment companies, and in real estate investment trusts. The Telecommunications Fund may not invest more than 5% of its total assets in any one investment company or acquire more than 3% of the outstanding voting securities of any one investment company.

Investors should refer to the Prospectus for further information with respect to the Telecommunications Fund's investment objective, which may not be changed without the approval of shareholders, and other investment policies, techniques and limitations, which may be changed without shareholder approval.

If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of a Fund's or Portfolio's investment policies or restrictions. A Fund or Portfolio may exchange securities, exercise conversion or subscription rights, warrants or other rights to purchase common stock or other equity securities and may hold, except to the extent limited by the 1940 Act, any such securities so acquired without regard to the Fund's or Portfolio's investment policies and restrictions. The original cost of the securities so acquired will be included in any subsequent determination of a Fund's or Portfolio's compliance with the investment percentage limitations referred to above and in the Prospectus.

                  Statement of Additional Information Page 22

                             GT GLOBAL THEME FUNDS

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Company's Board of Directors and the Portfolios' Board of Trustees, the Manager is responsible for the execution of each Theme Portfolio's securities transactions and the selection of broker/dealers who execute such transactions on behalf of each Theme Portfolio. In executing transactions, the Manager seeks the best net results for each Theme Portfolio, taking into account such factors as the price (including the applicable brokerage commission or dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Manager generally seeks reasonably competitive commission rates and spreads, payment of the lowest commission or spread is not necessarily consistent with the best net results. While each Theme Portfolio may engage in soft dollar arrangements for research services, as described below, it has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.


Consistent with the interests of each Theme Portfolio, the Manager may select broker/dealers to execute that Theme Portfolio's portfolio transaction on the basis of the research and brokerage services they provide to the Manager for its use in managing that Theme Portfolio and its other advisory accounts. Such services may include furnishing analyses, reports and information concerning issuers, industries, securities, geographic regions, economic factors and trends, portfolio strategy, and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Research and brokerage services received from such broker are in addition to, and not in lieu of, the services required to be performed by the Manager under the applicable investment management and administration contract. A commission paid to such broker may be higher than that which another qualified broker would have charged for effecting the same transaction, provided that the Manager determines in good faith that such commission is reasonable in terms either of that particular transaction or the overall responsibility of the Manager to the Theme Portfolio and its other clients and that the total commissions paid by that Theme Portfolio will be reasonable in relation to the benefits it received over the long term. Research services may also be received from dealers who execute portfolio transactions in OTC markets.


The Manager may allocate brokerage transactions to broker/dealers who have entered into arrangements under which the broker/dealer allocates a portion of the commissions paid by a Theme Portfolio toward payment of its expenses, such as custodian fees.

Investment decisions for a Theme Portfolio and for other investment accounts managed by the Manager are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including a Theme Portfolio. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as a Theme Portfolio is concerned, in other cases the Manager believes that coordination and the ability to participate in volume transactions will be beneficial to that Theme Portfolio.

Under a policy adopted by the Company's Board of Directors and the Portfolios' Board of Trustees, and subject to the policy of obtaining the best net results, the Manager may consider a broker/dealer's sale of the shares of the Theme Funds and the other portfolios for which the Manager serves as investment manager or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Theme Funds and such other portfolios.

Each Theme Portfolio contemplates purchasing most foreign equity securities in OTC markets or stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. The fixed commissions paid in connection with most such foreign stock transactions generally are higher than negotiated commissions on U.S. transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States. Foreign security settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign equity securities may be held by a Theme Portfolio in the form of ADRs, ADSs, EDRs, CDRs or securities convertible into foreign equity securities. ADRs, ADSs, EDRs and CDRs may be listed on stock exchanges, or traded in the

                  Statement of Additional Information Page 23

                             GT GLOBAL THEME FUNDS
OTC markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates. The foreign and domestic debt securities and money market instruments in which a Theme Portfolio may invest are generally traded in the OTC markets.

A Theme Portfolio does not have any obligation to deal with any broker/dealer or group of broker/dealers in the execution of securities transactions. Each Theme Portfolio contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through certain companies that are members of Liechtenstein Global Trust. The Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which they are operating. Any such transactions will be effected and related compensation paid only in accordance with applicable SEC regulations.


For the fiscal years ended October 31, 1997, 1996 and 1995, the Health Care Fund paid aggregate brokerage commissions of $1,150,118, $1,619,500 and $545,743, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Telecommunications Fund paid aggregate brokerage commissions of $2,254,069, $2,848,733 and $2,253,982, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Financial Services Portfolio paid aggregate brokerage commissions of $250,893, $77,822 and $38,814, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Infrastructure Portfolio paid aggregate brokerage commissions of $131,543, $124,164 and $122,399, respectively. For the fiscal years ended October 31, 1997, 1996 and 1995, the Natural Resources Portfolio paid aggregate brokerage commissions of $1,281,212, $496,370 and $98,462, respectively. For the fiscal years ended October 31, 1997, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, the Consumer Products and Services Portfolio paid aggregate brokerage commissions of $1,454,348, $356,459 and $17,605, respectively. For the fiscal years ended October 31, 1997 and 1996, the Health Care Fund paid to LGT Bank in Liechtenstein AG, an "affiliated" broker, aggregate brokerage commissions of $23,081 and $32,898, respectively, for transactions involving purchases and sales of portfolio securities which represented 2.01% and 2.03%, respectively of the total brokerage commissions paid by the Health Care Fund and 1.61% and 1.71%, respectively, of the aggregate dollar amount of transactions involving payment of commissions by the Health Care Fund. For fiscal year ended October 31, 1997, the Telecommunications Fund paid to LGT Bank in Liechtenstein, AG, an "affiliated" broker, aggregate brokerage commissions of $220,584 for transactions involving purchases and sales of portfolio securities which represented 1.00% of the total brokerage commissions paid by the Fund and .67% of the aggregate dollar amount of transactions involving payment of commissions by the Fund.


THEME PORTFOLIO TRADING AND TURNOVER

Although each Theme Portfolio does not intend generally to trade for short-term profits, the securities held by that Theme Portfolio will be sold whenever management believes it is appropriate to do so, without regard to the length of time a particular security may have been held. Portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by each Theme Portfolio's average month-end portfolio value, excluding short-term investments. The portfolio turnover rate will not be a limiting factor when management deems portfolio changes appropriate. Higher portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs that the Theme Portfolio will bear directly, and may result in the realization of net capital gains that are taxable when distributed to each Fund's shareholders. For the fiscal years ended October 31, 1996 and 1997, the Telecommunications Fund's portfolio turnover rates were 37% and 35%, respectively. For the fiscal years ended October 31, 1996 and 1997, the Health Care Fund's portfolio turnover rates were 157% and 149%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio were 103% and 91%, 41% and 41%, and 94% and 321%, respectively. For the fiscal years ended October 31, 1996 and 1997, the portfolio turnover rates for the Consumer Products and Services Portfolio were 169% and 392%, respectively.


                  Statement of Additional Information Page 24

                             GT GLOBAL THEME FUNDS

                        DIRECTORS AND EXECUTIVE OFFICERS

--------------------------------------------------------------------------------

The Company's Directors and Executive Officers and the Portfolios' Trustees and Executive Officers are listed below. The term "Directors" as used below refers to the Company's Directors and the Portfolios' Trustees collectively.


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 39                Mr. Guilfoyle is President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Director, Chairman of the Board and      Senior Vice President and Director of Sales and Marketing, GT Global from May 1992 to
President                                April 1995; Vice President and Director of Marketing, GT Global from 1987 to 1992;
50 California Street                     Director, Liechtenstein Global Trust AG (holding company of the various international LGT
San Francisco, CA 94111                  companies) Advisory Board since January 1996; Director, G.T. Global Insurance Agency
                                         ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T. Insurance since
                                         1995; Senior Vice President and Director, Sales and Marketing, G.T. Insurance from April
                                         1995 to November 1995; Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to 1993. Mr. Guilfoyle is also a director or trustee of each of the other investment companies registered under the Investment Company Act of 1940, as amended (the "1940
                                         Act"), that is managed or administered by the Manager.
C. Derek Anderson, 56                    Mr. Anderson is President, Plantagenet Capital Management, LLC (an investment
Director                                 partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an investment banking
220 Sansome Street                       firm); Director, Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc.
Suite 400                                (formerly Munsingwear, Inc.) (a casual apparel company) and Director, "R" Homes, Inc. and
San Francisco, CA 94104                  various other companies. Mr. Anderson is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the
                                         Manager.
Frank S. Bayley, 58                      Mr. Bayley is a partner of the law firm of Baker & McKenzie, and serves as a Director and
Director                                 Chairman of C.D. Stimson Company (a private investment company). Mr. Bayley is also a
Two Embarcadero Center                   director or trustee of each of the other investment companies registered under the 1940
Suite 2400                               Act that is managed or administered by the Manager.
San Francisco, CA 94111
Arthur C. Patterson, 54                  Mr. Patterson is Managing Partner of Accel Partners (a venture capital firm). He also
Director                                 serves as a director of Viasoft and PageMart, Inc. (both public software companies), as
428 University Avenue                    well as several other privately held software and communications companies. Mr. Patterson
Palo Alto, CA 94301                      is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.
Ruth H. Quigley, 62                      Miss Quigley is a private investor. From 1984 to 1986, she was President of Quigley
Director                                 Friedlander & Co., Inc. (a financial advisory services firm). Miss Quigley is also a
1055 California Street                   director or trustee of each of the other investment companies registered under the 1940
San Francisco, CA 94108                  Act that is managed or administered by the Manager.
Robert G. Wade, Jr.*, 70                 Mr. Wade is Consultant to Chancellor LGT; Chairman of the Board of Chancellor Capital
Director                                 Management, Inc. from January 1995 to October 1996; President, Chief Executive Officer and
1166 Avenue of the Americas              Chairman of the Board of Chancellor Capital Management, Inc. from 1988 to January 1995.
New York, NY 10036                       Mr. Wade is also a director or trustee of each of the other investment companies registered under the 1940 Act that is managed or administered by the Manager.


--------------
* Mr. Guilfoyle and Mr. Wade are "interested persons" of the Company as defined by the 1940 Act due to their affiliation with the LGT companies.

                  Statement of Additional Information Page 25

                             GT GLOBAL THEME FUNDS


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
COMPANY AND ADDRESS                      EXPERIENCE FOR THE PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------

Kenneth W. Chancey, 52            Senior Vice President -- Mutual Fund Accounting, the Manager since 1997;
Vice President and Principal      Vice President -- Mutual Fund Accounting, the Manager from 1992 to 1997;
Accounting Officer                and Vice President, Putnam Fiduciary Trust Company from 1989 to 1992.
50 California Street
San Francisco, CA 94111

Helge K. Lee, 51                  Chief Legal and Compliance Officer -- North America, the Manager since
Vice President                    October 1997; Executive Vice President of the Asset Management Division
50 California Street              of Liechtenstein Global Trust since October 1996; Senior Vice President,
San Francisco, CA 94111           General Counsel and Secretary of Chancellor LGT, GT Global, GT Services
                                  and G.T. Insurance from February 1996 to October 1996; Vice President,
                                  General Counsel and Secretary of LGT Asset Management, Inc., Chancellor
                                  LGT, GT Global, GT Services and G.T. Insurance from May 1994 to February
                                  1996; Senior Vice President, General Counsel and Secretary of
                                  Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
                                  Funds from October 1991 through May 1994.


                         ------------------------------


The Board of Directors has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Directors, reviewing audits of the Company and its funds and recommending firms to serve as independent auditors of the Company. Each of the Directors and Officers of the Company is also a Director and Officer of G.T. Investment Portfolios, Inc. and GT Global Floating Rate Fund, Inc. and a Trustee and officer of G.T. Global Growth Series, G.T. Global Eastern Europe Fund, GT Global Variable Investment Trust, G.T. Global Variable Investment Series, Global Investment Portfolio (of which the Portfolios are subtrusts), Growth Portfolio, Floating Rate Portfolio and Global High Income Portfolio, which also are registered investment companies managed by the Manager. Each Director and Officer serves in total as a Director and/or Trustee and Officer, respectively, of 12 registered investment companies with 42 series managed or administered by the Manager. Each Director who is not a director, officer or employee of the Manager or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended by the Director, and reimbursed travel and other expenses incurred in connection with attending Board meetings. Other Directors and Officers receive no compensation or expense reimbursement from the Company. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Manager or any affiliated company, received total compensation of $38,650, $38,650, $27,850 and $38,650, respectively, from the Company for their services as Directors. For the fiscal year ended October 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, received total compensation of $117,304, $114,386, $88,350 and $111,688, respectively, from the investment companies managed or administered by the Manager for which he or she serves as a Director or Trustee. Fees and expenses disbursed to the Directors contained no accrued or payable pension or retirement benefits. As of January 8, 1998, the Officers and Directors and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of each Fund or of all the Company's series in the aggregate, with the exception of the Financial Services Fund and the Consumer Products and Services Fund.


                  Statement of Additional Information Page 26

                             GT GLOBAL THEME FUNDS

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE FEEDER FUNDS AND THE PORTFOLIOS
The Manager  serves as  each Portfolio's  investment manager  and  administrator under an Investment Management and Administration Contract between each Portfolio and the Manager ("Portfolio Management Contract"). The Manager serves as administrator to each Feeder Fund under an administration contract between the Company and the Manager ("Administration Contract"). The Administration Contract will not be deemed an advisory contract, as defined under the 1940 Act. As investment manager and administrator, the Manager makes all investment decisions for each Portfolio and, as administrator, administers each Portfolio's and each Feeder Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of each Portfolio and each Feeder Fund and provides suitable office space, necessary small office equipment and utilities. For these services, each Feeder Fund pays administration fees, computed daily and paid monthly, to the Manager at the annualized rate of 0.25% of the Fund's average daily net assets. In addition, each Feeder Fund bears a pro rata portion of the investment management and administration fee paid by its corresponding Portfolio to the Manager. Each Portfolio pays such fees based on its average daily net assets, also computed daily and paid monthly, at the annualized rate of 0.725% on the first $500 million, .70% on the next $500 million, .675% on the next $500 million, and .65% on all amounts thereafter.

The Portfolio Management Contract may be renewed with respect to a Portfolio for additional one-year terms, provided that any such renewal has been specifically approved at least annually by (i) the Portfolios' Board of Trustees or the vote of a majority of the Portfolio's outstanding voting securities (as defined in the 1940 Act) and (ii) a majority of Trustees who are not parties to the Portfolio Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Portfolio Management Contract provides that with respect to each Portfolio, and the Administration Contract provides that with respect to each Feeder Fund, either the Company, each Portfolio or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Portfolio Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).

INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES RELATING TO THE HEALTH CARE FUND AND TELECOMMUNICATIONS FUND
The Manager serves as the investment manager and administrator to the Health Care Fund and Telecommunications Fund under an Investment Management and Administration Contract ("Management Contract") between the Company and the Manager. As investment manager and administrator, the Manager makes all investment decisions for the Health Care Fund and Telecommunications Fund and administers the Health Care Fund's and Telecommunications Fund's affairs. Among other things, the Manager furnishes the services and pays the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Company and the Health Care Fund and Telecommunications Fund, and provides suitable office space, necessary small office equipment and utilities. For these services, the Health Care Fund and Telecommunications Fund each pays the Manager investment management and administration fees, based on the Health Care Fund and Telecommunications Fund's average daily net assets, computed daily and paid monthly, at the annualized rate of .975% on the first $500 million, .95% on the next $500 million, .925% on the next $500 million, and .90% on all amounts thereafter.


The Management Contract may be renewed for additional one-year terms with respect to the Health Care Fund and Telecommunications Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Company's Board of Directors, or by the vote of a majority of the Health Care Fund and Telecommunications Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Directors who are not parties to the Management Contract or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. The Management Contract provides that with respect to the Health Care Fund and Telecommunications Fund either the Company or the Manager may terminate the Contract without penalty upon sixty days' written notice to the other party. The Management Contract terminates automatically in the event of its assignment (as defined in the 1940 Act).


                  Statement of Additional Information Page 27

                             GT GLOBAL THEME FUNDS

The  following  table  discloses  the   amount  of  investment  management   and
administration fees paid by the Theme Portfolios to the Manager during the periods shown:

                                HEALTH CARE FUND


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    5,820,067
1996......................................................................................................       5,495,494
1995......................................................................................................       4,453,857


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $   17,999,111
1996......................................................................................................      23,119,601
1995......................................................................................................      23,861,460


                          FINANCIAL SERVICES PORTFOLIO


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      346,965
1996......................................................................................................          99,991
1995......................................................................................................          51,353


                            INFRASTRUCTURE PORTFOLIO


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      772,727
1996......................................................................................................         635,456
1995......................................................................................................         601,421


                          NATURAL RESOURCES PORTFOLIO


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $      979,215
1996......................................................................................................         425,745
1995......................................................................................................         213,856


                    CONSUMER PRODUCTS AND SERVICES PORTFOLIO


YEAR ENDED OCT. 31,                                                                                          AMOUNT PAID
----------------------------------------------------------------------------------------------------------  --------------
1997......................................................................................................  $    1,207,854
1996......................................................................................................         422,640
Dec. 30, 1994 (commencement of operations) to Oct. 31, 1995...............................................          16,284



For the fiscal years ended October 31, 1995, 1996 and 1997, the Manager reimbursed the Financial Services Portfolio, Infrastructure Portfolio and Natural Resources Portfolio for their respective investment management and administration fees in the amounts of $51,353, $103,267 and $0; $0, $0 and $0; and $213,856, $0 and $0, respectively. For the same periods, the Financial Services Fund, Infrastructure Fund and Natural Resources Fund paid administration fees of $18,756, $34,865 and $119,765; $208,892, $218,735 and
$266,025; and $74,485, $147,614 and $338,578, respectively. However, the Manager reimbursed those Funds for such fees in the amounts of $18,756, $34,865 and $0; $177,376, $0 and $0; and $74,485, $0 and $0, respectively. For the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995, and for the fiscal years ended October 31, 1996 and 1997, the Manager reimbursed the Consumer Products and Services Portfolio for investment management and administration fees in the amounts of $16,284, $0 and $0, respectively. For the same periods, the Consumer Products and Services Fund paid $5,933, $147,623 and $416,297, respectively, in administration fees; however, the Manager reimbursed the Fund in the amounts of $5,933, $0 and $0, respectively.


DISTRIBUTION SERVICES RELATING TO EACH FUND
Each Fund's Class A and Class B shares are offered continuously through each Fund's principal underwriter and distributor, GT Global, on a "best efforts" basis pursuant to separate Distribution Contracts between the Company and GT Global.

                  Statement of Additional Information Page 28

                             GT GLOBAL THEME FUNDS

As described in the Prospectus, the Company has adopted a separate Distribution Plan with respect to the Class A and Class B shares of each Fund in accordance with Rule 12b-1 under the 1940 Act (each a "Class A Plan" and "Class B Plan," respectively, and collectively, "Plans"). The rate of payments by the Funds under the Plans, as described in the Prospectus, may not be increased without the approval of the majority of the outstanding voting securities of the affected class. All expenses for which GT Global is reimbursed under a Class A Plan will have been incurred within one year of such reimbursement. The following table discloses payments made by the Theme Funds to GT Global under each Fund's Class A Plan and Class B Plan for the Fund's fiscal year ended October 31, 1997:


                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Health Care Fund..........................................................................  $   2,327,631  $    1,316,284



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Telecommunications Fund...................................................................  $   5,105,842  $    8,933,516



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Financial Services Fund...................................................................  $      97,454  $      280,650



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Infrastructure Fund.......................................................................  $     218,486  $      621,768



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Natural Resources Fund....................................................................  $     291,788  $      733,200



                                                                                               CLASS A        CLASS B
                                                                                             AMOUNT PAID    AMOUNT PAID
                                                                                            -------------  --------------
Consumer Products and Services Fund.......................................................  $     351,953  $      941,035


In approving the Plans, the Directors determined that the adoption of the Plans was in the best interests of the shareholders of that Fund. Agreements related to the Plans must also be approved by such vote of the Directors, including a majority of Directors who are not "interested persons" of the Company (as defined in the 1940 Act) and who have no direct or indirect financial interests in the operation of the Plans, or in any agreement related thereto.

Each Plan requires that, at least quarterly, the Directors review the amounts expended thereunder and the purposes for which such expenditures were made. Each Plan requires that so long as it is in effect the selection and nomination of Directors who are not "interested persons" of the Company will be committed to the discretion of the Directors who are not "interested persons" of the Company, as defined in the 1940 Act.

As discussed in the Prospectus, GT Global collects sales charges on sales of Class A shares of each Fund, retains certain amounts of such charges and reallows other amounts of such charges to broker/dealers that sell shares. The following table reviews the extent of such activity during the Health Care Fund's last three fiscal years:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31,                                                           COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1997......................................................................  $      218,880  $      54,971  $      158,909
1996......................................................................         301,166         90,926         210,240
1995......................................................................         469,186         67,325         401,861


The   following  table   reviews  the  extent   of  such   activity  during  the
Telecommunications Fund's last three fiscal years:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31,                                                           COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
1997......................................................................  $      497,045  $     131,495  $      365,550
1996......................................................................         966,041        231,226         734,815
1995......................................................................       4,151,523        578,450       3,573,073


                  Statement of Additional Information Page 29

                             GT GLOBAL THEME FUNDS

The following table reviews the extent of such activity for the Financial Services Fund, Infrastructure Fund and Natural Resources Fund for each Fund's fiscal years ended October 31, 1997, 1996 and 1995:

                                                                            SALES CHARGES      AMOUNT         AMOUNTS
YEAR ENDED OCT. 31, 1997                                                      COLLECTED       RETAINED       REALLOWED
--------------------------------------------------------------------------  --------------  -------------  --------------
Financial Services Fund...................................................  $       84,341  $      22,263  $       62,078
Infrastructure Fund.......................................................         100,622         24,983          75,639
Natural Resources Fund....................................................         221,895         63,915         157,980

YEAR ENDED OCT. 31, 1996
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       23,418  $       4,721  $       18,697
Infrastructure Fund.......................................................          92,340         19,811          72,529
Natural Resources Fund....................................................         140,061         49,532          90,529


YEAR ENDED OCT. 31, 1995
--------------------------------------------------------------------------
Financial Services Fund...................................................  $       50,104  $       6,892  $       43,212
Infrastructure Fund.......................................................         584,424         67,021         517,403
Natural Resources Fund....................................................         143,672         16,516         127,156


The following table reviews the extent of such activity for the Consumer Products and Services Fund for the fiscal years ended October 31, 1997, 1996 and for the fiscal period December 30, 1994 (commencement of operations) to October 31, 1995:


                                                                            SALES CHARGES      AMOUNT         AMOUNTS
                                                                              COLLECTED       RETAINED       REALLOWED
                                                                            --------------  -------------  --------------
Year ended Oct. 31, 1997..................................................  $      286,139  $      85,990  $      200,149
Year ended Oct. 31, 1996..................................................         387,504        115,133         272,371
Dec. 30, 1994 to Oct. 31, 1995............................................          28,566          3,380          25,186


GT Global receives any contingent deferred sales charges ("CDSCs") payable with respect to redemptions of Class B shares and certain Class A shares. The following table discloses the amount of CDSCs collected by GT Global with regard to the GT Global Theme Funds for the periods shown.

                                HEALTH CARE FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      545,758
1996....................................................................................................          291,802
1995....................................................................................................          182,201


                            TELECOMMUNICATIONS FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $    7,116,869
1996....................................................................................................        5,636,470
1995....................................................................................................        4,820,173


                            FINANCIAL SERVICES FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $       81,031
1996....................................................................................................           25,023
1995....................................................................................................            7,543


                              INFRASTRUCTURE FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      261,619
1996....................................................................................................          243,564
1995....................................................................................................          193,268


                  Statement of Additional Information Page 30

                             GT GLOBAL THEME FUNDS

                             NATURAL RESOURCES FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      417,878
1996....................................................................................................           94,094
1995....................................................................................................           73,935


                      CONSUMER PRODUCTS AND SERVICES FUND


YEAR ENDED OCT. 31,                                                                                       CDSCS COLLECTED
--------------------------------------------------------------------------------------------------------  ----------------
1997....................................................................................................   $      508,410
1996....................................................................................................           45,035
Dec. 30, 1994 (commencement of operations) to Oct. 31, 1995.............................................              986


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agent, has been retained by the Funds to perform shareholder servicing, reporting and general transfer agent functions for them. For these services, the Transfer Agent receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. The Transfer Agent is also reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies. The Manager also serves as each Fund's pricing and accounting agent. For the fiscal years ended October 31, 1995, 1996 and 1997, the accounting services fees for the Health Care Fund, Telecommunications Fund, Financial Services Fund, Infrastructure Fund, Natural Resources Fund and Consumer Products and Services Fund were $30,660, $141,582 and $153,780; $170,297, $621,480 and
$493,322; $616, $3,493 and $12,292; $5,836, $21,910 and $27,303; $1,931, $14,761
and $34,698; and $318, $14,778 and $43,330, respectively.


EXPENSES OF THE FUNDS AND OF THE PORTFOLIOS
Each Fund and each Portfolio pays all expenses not assumed by the Manager, GT Global and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and expenses of reports and prospectuses sent to existing investors. The allocation of general Company expenses and expenses shared among the Funds and other funds organized as series of the Company are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Funds or the nature of the service performed and relative applicability to the Funds. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. The ratio of each Fund's expenses to its relative net assets can be expected to be higher than the expense ratios of funds investing solely in domestic securities, since the cost of maintaining the custody of foreign securities and the rate of investment management fees paid by the Funds or the Portfolios generally are higher than the comparable expenses of such other funds.

--------------------------------------------------------------------------------

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------
As described in the Prospectus, each Fund's net asset value per share for each class of shares is determined each day on which the New York Stock Exchange ("NYSE") is open for business ("Business Day") as of the close of regular trading on the NYSE (currently 4:00 p.m. Eastern Time, unless weather, equipment failure or other factors contribute to an earlier closing time). Currently, the NYSE is closed on weekends and on certain days relating to the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, July 4th, Labor Day, Thanksgiving Day and Christmas Day.

Each Theme Portfolio's securities and other assets are valued as follows:

Equity securities, including ADRs, ADSs and EDRs, which are traded on stock exchanges, are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the

                  Statement of Additional Information Page 31

                             GT GLOBAL THEME FUNDS
securities are valued on the exchange determined by the Manager to be the primary market. Securities traded in the OTC market are valued at the last available sale price prior to the time of valuation.

Long-term debt obligations are valued at the mean of representative quoted bid or asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term debt investments are amortized to maturity based on their cost, adjusted for foreign exchange translation.

Options on indices, securities and currencies purchased by the Theme Portfolios are valued at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers, unless a quotation from only one dealer is available, in which case only that dealer's price will be used, in the case of OTC options. When market quotations for futures and options on futures held by a Theme Portfolio are readily available, those positions will be valued based upon such quotations.

Securities and other assets for which market quotations are not readily available (including restricted securities that are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Theme Portfolios in connection with such disposition). In addition, other factors, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer, generally are considered.

The fair value of any other assets is added to the value of all securities positions to arrive at the value of each Fund's total assets (which, for each Feeder Fund is the value of its investment in its corresponding Portfolio). Each Fund's liabilities, including accruals for expenses, are deducted from its total assets. Once the total value of a Fund's net assets is so determined, that value is then divided by the total number of shares outstanding (excluding treasury shares), and the result, rounded to the nearer cent, is the net asset value per share.

Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If none of these alternatives are available or none are deemed to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Portfolios' Board of Trustees or the Company's Board of Directors, as applicable, in good faith, will establish a conversion rate for such currency.

European, Far Eastern, or Latin American securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Trading in securities on European and Far Eastern securities exchanges and OTC markets generally is completed well before the close of business in New York. Consequently, the calculation of each Fund's net asset value may not always take place contemporaneously with the determination of the prices of securities held by each Fund. Events affecting the values of securities held by the Theme Portfolios that occur between the time their prices are determined and the close of normal trading on the NYSE will not be reflected in a Fund's net asset value unless the Manager, under the supervision of the Company's Board of Directors or the Portfolios' Board of Trustees, as applicable, determines that the particular event would materially affect net asset value. As a result, a Fund's net asset value may be significantly affected by such trading on days when a shareholder has no access to that Fund.

                  Statement of Additional Information Page 32

                             GT GLOBAL THEME FUNDS

                         INFORMATION RELATING TO SALES
                                AND REDEMPTIONS

--------------------------------------------------------------------------------
PAYMENT AND TERMS OF OFFERING
Payment for Class A or Class B shares of a Fund purchased should accompany the purchase order, or funds should be wired to the Transfer Agent as described in the Prospectus. Payment, other than by wire transfer, must be made by check or money order drawn on a U.S. bank. Checks or money orders must be payable in U.S. dollars.

As a condition of this offering, if an order to purchase either class of shares is canceled due to nonpayment (for example, on account of a check returned for "not sufficient funds"), the person who made the order will be responsible for any loss incurred by a Fund by reason of such cancellation, and if such purchaser is a shareholder, the Fund shall have the authority as agent of the shareholder to redeem shares in his or her account at their then-current net asset value per share to reimburse the Fund for the loss incurred. Investors whose purchase orders have been canceled due to nonpayment may be prohibited from placing future orders.

Each Fund reserves the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons. An order to purchase shares is not binding on a Fund until it has been confirmed in writing by the Transfer Agent (or other arrangements made with the Fund, in the case of orders utilizing wire transfer of funds, as described above) and payment has been received. To protect existing shareholders, each Fund reserves the right to reject any offer for a purchase of shares by any individual.

SALES OUTSIDE THE UNITED STATES
Sales of Fund shares made through brokers outside the United States will be at net asset value plus a sales commission, if any, established by that broker or by local law. Such a commission, if any, may be more or less than the sales charges listed in the sales charge table included in the Prospectus.

AUTOMATIC INVESTMENT PLAN -- CLASS A SHARES AND CLASS B SHARES
To establish participation in a Fund's Automatic Investment Plan ("AIP"), investors or their broker/dealers should specify whether investment will be in Class A shares or Class B shares and should send the following documents to the Transfer Agent: (1) an AIP Application; (2) a Bank Authorization Form; and (3) a voided personal check from the pertinent bank account. The necessary forms are provided at the back of the Funds' Prospectus. Provided that an investor's bank accepts the Bank Authorization Form, investment amounts will be drawn on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects) in order to purchase full and fractional shares of the designated Fund at the public offering price determined on that day. If the 25th day falls on a Saturday, Sunday or holiday, shares will be purchased on the next business day. If an investor's check is returned because of insufficient funds or a stop payment order or if the account is closed, the AIP may be discontinued, and any share purchase made upon deposit of such check may be cancelled. Furthermore, the shareholder will be liable for any loss incurred by a Fund by reason of such cancellation. Investors should allow one month for the establishment of an AIP. An AIP may be terminated by the Transfer Agent or a Fund upon thirty days' written notice or by the participant at any time, without penalty, upon written notice to the Fund or the Transfer Agent.

LETTER OF INTENT -- CLASS A SHARES
A Letter of Intent ("LOI") is not a binding obligation to purchase the indicated amount. While Class A shares are held in escrow under an LOI to ensure payment of applicable sales charges if the indicated amount is not met, all dividends and other distributions on the escrowed shares will be reinvested in additional Class A shares or paid in cash, as specified by the shareholder. If the intended investment is not completed within the specified thirteen-month period, the purchaser must remit to GT Global the difference between the sales charge actually paid and the sales charge that would have been applicable if the total Class A purchases had been made at a single time. If this amount is not paid to GT Global within twenty days after written request, the appropriate number of escrowed shares will be redeemed and the proceeds paid to GT Global.

A registered investment adviser, trust company or trust department seeking to execute an LOI as a single purchaser with respect to accounts over which it exercises investment discretion is required to provide the Transfer Agent with information establishing that it has discretionary authority with respect to the money invested (e.g., by providing a copy of the pertinent investment advisory agreement). Class A shares purchased in this manner must be registered with the Transfer

                  Statement of Additional Information Page 33

                             GT GLOBAL THEME FUNDS
Agent so that only the investment adviser, trust company or trust department, and not the beneficial owner, will be able to place purchase, redemption and exchange orders.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRAS") AND OTHER TAX-DEFERRED PLANS
Class A or Class B shares of a Fund may be purchased as the underlying investment for an IRA meeting the requirements of sections 408(a), 408A or 530 of the Internal Revenue Code of 1986, as amended ("Code"), as well as for qualified retirement plans described in Code Section 401 and custodial accounts complying with Code Section 403(b)(7).

IRAS: If you have earned income from employment (including self-employment), you can contribute each year to an IRA up to the lesser of (1) $2,000 for yourself or $4,000 for you and your spouse, regardless of whether your spouse is employed, or (2) 100% of compensation. Some individuals may be able to take an income tax deduction for the contribution. Regular contributions may not be made for the year you become 70 1/2 or thereafter. Unless your and your spouse's earnings exceed a certain level, you also may establish an "education IRA" and/or a "Roth IRA." Although contributions to these new types of IRAs are nondeductible, withdrawals from them will be tax-free under certain circumstances. Please consult your tax adviser for more information. IRA applications are available from brokers or GT Global.

ROLLOVER IRAS: Individuals who receive distributions from qualified retirement plans (other than required distributions) and who wish to keep their savings growing tax-deferred can roll over (or make a direct transfer of) their distribution to a Rollover IRA. These accounts can also receive rollovers or transfers from an existing IRA. If an "eligible rollover distribution" from a qualified employer-sponsored retirement plan is not directly rolled over to an IRA (or certain qualified plans), withholding at the rate of 20% will be required for federal income tax purposes. A distribution from a qualified plan that is not an "eligible rollover distribution," including a distribution that is one of series of substantially equal periodic payments, generally is subject to regular wage withholding or withholding at the rate of 10% (depending on the type and amount of the distribution), unless you elect not to have any withholding apply. Please consult your tax adviser for more information.

SEP-IRAS: Simplified employee pension plans ("SEPs" or "SEP-IRAs") provide self-employed individuals (and any eligible employees) with benefits similar to Keogh plans (I.E., self-employed individual retirement plans) or Code Section
401(k) plans, but with fewer administrative requirements and therefore potentially lower annual administration expenses.

CODE SECTION 403(B)(7) CUSTODIAL ACCOUNTS: Employees of public schools and most other tax-exempt organizations can make pre-tax salary reduction contributions to these accounts.

PROFIT-SHARING   (INCLUDING   SECTION   401(K))  AND   MONEY   PURCHASE  PENSION
PLANS: Corporations and other employers can sponsor these qualified defined contribution plans for their employees. A Section 401(k) plan, a type of profit-sharing plan, additionally permits the eligible, participating employees to make pre-tax salary reduction contributions to the plan (up to certain limits).

SIMPLE PLANS: Employers with no more than 100 employees that do not maintain another retirement plan may establish a Savings Incentive Match Plan for Employees ("SIMPLE") either as separate IRAs or as part of a Section 401(k) plan. SIMPLEs are not subject to the complicated nondiscrimination rules that generally apply to qualified retirement plans.

EXCHANGES BETWEEN FUNDS
Shares of a Fund may be exchanged for shares of the corresponding class of other GT Global Mutual Funds, based on their respective net asset values without imposition of any sales charges, provided that the registration remains identical. The exchange privilege is not an option or right to purchase shares but is permitted under the current policies of the respective GT Global Mutual Funds. The privilege may be discontinued or changed at any time by any of those funds upon sixty days' written notice to the shareholders of the fund and is available only in states where the exchange may be made legally. Before purchasing shares through the exercise of the exchange privilege, a shareholder should obtain and read a copy of the prospectus of the fund to be purchased and should consider its investment objective(s).

TELEPHONE REDEMPTIONS
A corporation or partnership wishing to utilize telephone redemption services must submit a "Corporate Resolution" or "Certificate of Partnership" indicating the names, titles and the required number of signatures of persons authorized to act on its behalf. The certificate must be signed by a duly authorized officer(s), and, in the case of a corporation, the corporate seal must be affixed. All shareholders may request that redemption proceeds be transmitted by bank wire upon request directly to the shareholder's predesignated account at a domestic bank or savings institution if the proceeds are at

                  Statement of Additional Information Page 34

                             GT GLOBAL THEME FUNDS

least $500. Costs in connection with the administration of this service, including wire charges, currently are borne by the appropriate Fund. Proceeds of less than $500 will be mailed to the shareholder's registered address of record. The Funds and the Transfer Agent reserve the right to refuse any telephone instructions and may discontinue the aforementioned redemption options upon fifteen days' written notice.


SYSTEMATIC WITHDRAWAL PLAN
Shareholders owning Class A or Class B shares of a Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan ("SWP"). Under an SWP, a shareholder will receive monthly or quarterly payments, in amounts of not less than $100 per payment, through the automatic redemption of the necessary number of shares on the designated dates (monthly on the 25th day or beginning quarterly on the 25th day of the month the investor first selects [January, April, July and October]). If the 25th day falls on a Saturday, Sunday or holiday, the redemption will take place on the prior business day. Certificates, if any, for the shares being redeemed must be held by the Transfer Agent. Checks will be made payable to the designated recipient and mailed within seven days. If the recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the SWP application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporation Resolution" (or "Certificate of Partnership") indicating the names, titles and signatures of the individuals authorized to act on its behalf, and the SWP application must be signed by a duly authorized officer(s) and the corporate seal affixed.

With respect to a SWP, the maximum annual SWP withdrawal is 12% of the initial account value. Withdrawals in excess of 12% of the initial account value annually may result in assessment of a contingent deferred sales charge. See "How to Invest" in the Prospectus.

Shareholders should be aware that such systematic withdrawals may deplete or use up entirely the initial investment and result in the realization of long-term or short-term capital gains or losses. The SWP may be terminated at any time by the Transfer Agent or a Fund upon thirty days' written notice or by a shareholder upon written notice to a Fund or the Transfer Agent. Applications and further details regarding establishment of an SWP are provided at the back of the Funds' Prospectus.

SUSPENSION OF REDEMPTION PRIVILEGES

Each Fund may suspend redemption privileges or postpone the date of payment for more than seven days after a redemption order is received during any period (1) when the NYSE is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as directed by the SEC, (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Funds and the Portfolios to dispose of securities owned by them or fairly to determine the value of their assets, or (3) as the SEC may otherwise permit.


REDEMPTIONS IN KIND

It is possible that conditions may arise in the future which would, in the opinion of the Company's Board of Directors, make it undesirable for a Fund to pay for all redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities or other property of a Fund, so-called "redemptions in kind." Payment of redemptions in kind will be made in readily marketable securities. Such securities would be valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities would incur brokerage costs in selling any such securities so received. However, despite the foregoing, the Company has filed with the SEC an election pursuant to Rule 18f-1 under the 1940 Act. This means that each Fund will pay in cash all requests for redemption made by any shareholder of record, limited in amount with respect to each shareholder during any ninety-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election will be irrevocable so long as Rule 18f-1 remains in effect, unless the SEC by order upon application permits the withdrawal of such election.


                  Statement of Additional Information Page 35

                             GT GLOBAL THEME FUNDS

                                     TAXES

--------------------------------------------------------------------------------

TAXATION OF THE FUNDS
Each Fund is treated as a separate corporation for federal income tax purposes. To continue to qualify for treatment as a regulated investment company ("RIC") under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, Futures or Forward Contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer. Each Feeder Fund, as an investor in its corresponding Portfolio, is deemed to own a proportionate share of the Portfolio's assets, and to earn a proportionate share of the Portfolio's income, for purposes of determining whether the Fund satisfies the requirements described above to qualify as a RIC.

Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.


See the next section for a discussion of the tax consequences to each Feeder Fund of hedging transactions engaged in, and investments in passive foreign investment companies ("PFICs") and other foreign securities by its corresponding Portfolio and to the Health Care Fund and Telecommunications Fund of those transactions and investments.


TAXATION OF THE THEME PORTFOLIOS
    THE PORTFOLIOS AND THEIR RELATIONSHIP TO THE FEEDER FUNDS. Each Portfolio is treated as a separate partnership for federal income tax purposes and is not a "publicly traded partnership." As a result, each Portfolio is not subject to federal income tax; instead, each Feeder Fund, as an investor in its corresponding Portfolio, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to New York income or franchise tax.

Because, as noted above, each Feeder Fund is deemed to own a proportionate share of its corresponding Portfolio's assets, and to earn a proportionate share of its corresponding Portfolio's income, for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

Distributions to each Feeder Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. Each Feeder Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

    FOREIGN TAXES. Dividends and interest received by a Theme Portfolio, and gains realized thereby, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce

                  Statement of Additional Information Page 36

                             GT GLOBAL THEME FUNDS
or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors. If more than 50% of the value of a Fund's total assets (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's assets) at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible to, and may, file an election with the Internal Revenue Service that will enable its shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign taxes paid by it (taking into account, in the case of a Feeder Fund, its proportionate share of any foreign taxes paid by its corresponding Portfolio) (a "Fund's foreign taxes"). Pursuant to the election, a Fund would treat those taxes as dividends paid to its shareholders and each shareholder would be required to (1) include in gross income, and treat as paid by him, his share of the Fund's foreign taxes, (2) treat his share of those taxes and of any dividend paid by the Fund that represents its income from foreign and U.S. possessions sources (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income from those sources) as his own income from those sources and (3) either deduct the taxes deemed paid by him in computing his taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against his federal income tax. Each Fund will report to its shareholders shortly after each taxable year their respective shares of the Fund's foreign taxes and income (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's income) from sources within foreign countries and U.S. possessions if it makes this election. Pursuant to the Taxpayer Relief Act of 1997 ("Tax Act"), individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign source of income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

    PASSIVE FOREIGN INVESTMENT COMPANIES. Each Theme Portfolio may invest in the stock of PFICs. A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly or constructively, by "U.S. shareholders," defined as U.S. persons that own, directly, indirectly or constructively, at least 10% of that voting power) as to which the Theme Portfolio is a U.S. shareholder (effective for their taxable year beginning November 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, a Fund will be subject to federal income tax on a part (or, in the case of a Feeder Fund, its proportionate share of a part) of any "excess distribution" received by it (or, in the case of a Feeder Fund, by its corresponding Portfolio) on the stock of a PFIC or of any gain on the Fund's (or, in the case of a Feeder Fund, its corresponding Portfolio's) disposition of that stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

If a Theme Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) would be required to include in income each year its pro rata share (taking into account, in the case of a Feeder Fund, its proportionate share of its corresponding Portfolio's pro rata share) of the QEF's ordinary earnings and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received thereby from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also will be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net marked-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election will be adjusted to reflect the amounts of income included and deductions taken thereunder. Regulations proposed in 1992 would provide a similar election with respect to the stock of certain PFICs.

    OPTIONS, FUTURES AND FOREIGN CURRENCY TRANSACTIONS. The Theme Portfolios' use of hedging transactions, such as selling (writing) and purchasing options and Futures and entering into Forward Contracts, involves complex rules that will determine, for federal income tax purposes, the amount, character and timing of recognition of the gains and losses a Theme Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, Futures and Forward Contracts derived by a Theme Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income under the Income Requirement for that Theme Portfolio (or, in the case of a Portfolio, its corresponding Feeder Fund).

                  Statement of Additional Information Page 37

                             GT GLOBAL THEME FUNDS

Futures and  Forward Contracts  that are  subject to  section 1256  of the  Code
(other than those that are part of a "mixed straddle") ("Section 1256 Contracts") and that are held by a Theme Portfolio at the end of its taxable year generally will be deemed to have been sold at market value for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net gain or loss realized from any actual sales of
Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of preparation of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Tax Act -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months, although technical corrections legislation passed by the House of Representatives late in 1997 would treat it as qualifying therefor.

Section 988 of the Code also may apply to gains and losses from transactions in foreign currencies, foreign-currency-denominated debt securities and options, Futures and Forward Contracts on foreign currencies ("Section 988" gains and losses). Each Section 988 gain or loss generally is computed separately and treated as ordinary income or loss. In the case of overlap between sections 1256 and 988, special provisions determine the character and timing of any income, gain or loss. Each Theme Portfolio attempts to monitor section 988 transactions to minimize any adverse tax impact.


If a Theme Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option, Futures or Forward Contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Theme Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or Futures or Forward Contract entered into by a Theme Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.


TAXATION OF THE FUNDS' SHAREHOLDERS
Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

A portion of the dividends from a Fund's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund (directly or through a Portfolio) from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction may be subject indirectly to the alternative minimum tax.

If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares. Investors also should be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends paid by a Fund to a shareholder who, as to the United States, is a nonresident alien individual, or nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership ("foreign shareholder") generally will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply, however, to a dividend paid by a Fund to a foreign shareholder that is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply. A distribution of net capital gain by a Fund to a foreign shareholder generally will be subject to U.S. federal income tax (at the rates applicable to domestic persons) only if the distribution is "effectively connected" or the foreign shareholder is treated as a resident alien individual for federal income tax purposes.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Funds, their shareholders and the Portfolios. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to distributions received from a Fund.

                  Statement of Additional Information Page 38

                             GT GLOBAL THEME FUNDS

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

LIECHTENSTEIN GLOBAL TRUST
Liechtenstein Global Trust AG is composed of the Manager and its worldwide affiliates. Other worldwide affiliates of Liechtenstein Global Trust include LGT Bank in Liechtenstein, an international financial services institution founded in 1920. LGT Bank in Liechtenstein has principal offices in Vaduz, Liechtenstein. Its subsidiaries currently include LGT Bank in Liechtenstein (Deutschland) GmbH and LGT Asset Management AG in Zurich, Switzerland.

Worldwide asset management affiliates also currently include LGT Asset Management PLC in London, England; LGT Asset Management Ltd. in Hong Kong; LGT Asset Management Ltd. in Tokyo; LGT Asset Management Pte. Ltd. in Singapore; LGT Asset Management Ltd. in Sydney; and LGT Asset Management GmbH in Frankfurt.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian of the Funds' and Theme Portfolios' assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Theme Portfolios to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Company's and Theme Portfolios' independent accountants are Coopers & Lybrand L.L.P., One Post Office Square, Boston, Massachusetts 02109. Coopers & Lybrand L.L.P. conducts annual audits of the Portfolios' and the Funds' financial statements, assists in the preparation of each Portfolio's and each Fund's federal and state income tax returns and consults with the Company and Global Investment Portfolio as to matters of accounting, regulatory filings, and federal and state income taxation.


The audited financial statements of the Company included in this Statement of Additional Information have been examined by Coopers & Lybrand L.L.P., as stated in their opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.

USE OF NAME
The Manager has granted the Company the right to use the "GT" and "GT Global" names and has reserved the right to withdraw its consent to the use of such names by the Company at any time or to grant the use of such names to any other company.


SPECIAL SERVICING AGREEMENT


Subject to receipt of an exemptive order from the Securities and Exchange Commission, the GT Global Theme Funds will be a party to a Special Servicing Agreement ("Agreement") between and among GT Global Series Trust on behalf of its sole series, GT Global New Dimension Fund ("New Dimension Fund"), Chancellor LGT Asset Management, Inc., GT Global Investor Services, Inc. and the Company on behalf of its following series: Consumer Products and Services Fund, Financial Services Fund, Heath Care Fund, Infrastructure Fund, Natural Resources Fund and Telecommunications Fund, which are funds in which New Dimension Fund invests (collectively all such funds are referred to as "Underlying Theme Funds").



The Agreement will provide that, if the Board of Trustees of any Underlying Theme Fund determines that such Underlying Theme Fund's share of the aggregate expenses of New Dimension Fund is less than the estimated savings to the Underlying Theme Fund from the operation of New Dimension Fund, the Underlying Theme Fund will bear those expenses in proportion to the average daily value of its shares owned by New Dimension Fund, provided further that no Underlying Theme Fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the Underlying Theme Funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the Underlying Theme Funds generated by the operation of New Dimension Fund are expected to be sufficient to offset most, if not all, of the expenses incurred by New Dimension Fund.


                  Statement of Additional Information Page 39

                             GT GLOBAL THEME FUNDS

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

STANDARDIZED RETURNS Each Fund's "Standardized Returns," as referred to in the Prospectus (see "Other Information -- Performance Information" in the Prospectus), is calculated separately for Class A and Class B shares of each Fund, as follows: Standardized Return (average annual total return ("T")) is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this formula: (1) for Class A shares, deduction of the maximum sales charge of 4.75% from the $1,000 initial investment; (2) for Class B shares, deduction of the applicable contingent deferred sales charge imposed on a redemption of Class B shares held for the period; (3) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Company's Board of Directors; and (4) a complete redemption at the end of any period illustrated.

The Standardized Returns for the Class A and Class B shares of Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
Fiscal year ended Oct. 31, 1997.............................    22.27%      22.75%       12.11%        12.15%
Oct. 31, 1992 through Oct. 31, 1997.........................    15.24%        n/a        13.88%          n/a
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a       20.09%         n/a         12.09%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a        11.48%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................    15.23%        n/a          n/a           n/a


The Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as average annualized total returns for the periods shown, were:


                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-      NATURAL     NATURAL
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended Oct. 31, 1997.............................   23.74%      24.13%       4.18%       3.83%      16.81%      16.99%
May 31, 1994 (commencement of operations) through
 Oct. 31, 1997..............................................   13.70%      14.13%       8.30%       8.60%      18.64%      19.17%


The Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Fiscal year ended Oct. 31, 1997.............................        5.30%               4.95%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       27.70%              28.59%


NON-STANDARDIZED RETURNS
In addition to Standardized Returns, each Fund also may include in advertisements, sales literature and shareholder reports other total return performance data ("Non-Standardized Return"). Non-Standardized Return is calculated separately for Class A and Class B shares of each Fund and may be calculated according to several different formulas. Non-Standardized Returns may be quoted for the same or different time periods for which Standardized Returns are quoted. Non-Standardized Returns may or may not take sales charges into account; performance data calculated without taking the effect of sales charges into account will be higher than data including the effect of such charges.

Average annual Non-Standardized Return ("T") is computed by using the ending redeeming value ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of years ("n") according to the following formula as required by the SEC: P(1+T) to the (n)th power = ERV. The following assumptions will be reflected in computations made in accordance with this

                  Statement of Additional Information Page 40

                             GT GLOBAL THEME FUNDS
formula: (1) no deduction of sales charges; (2) reinvestment of dividends and other distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated.

The average annual Non-Standardized Returns for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as average annualized total returns for the periods shown, were:


                                                               HEALTH     HEALTH
                                                                CARE       CARE      TELECOM-      TELECOM-
                                                                FUND       FUND     MUNICATIONS   MUNICATIONS
                                                               (CLASS     (CLASS       FUND          FUND
PERIOD                                                           A)         B)       (CLASS A)     (CLASS B)
------------------------------------------------------------  --------   --------   -----------   -----------
Fiscal year ended Oct. 31, 1997.............................   28.36%     27.75%      17.70%        17.15%
Oct. 31, 1992 through Oct. 31, 1997.........................   16.37%       n/a       14.99%          n/a
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................     n/a      20.32%        n/a         12.38%
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................     n/a        n/a       12.43%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   15.92%       n/a         n/a           n/a


The average annual Non-Standardized Returns for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown, were:


                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-      NATURAL     NATURAL
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
Fiscal year ended Oct. 31, 1997.............................    29.91%      29.13%      9.38%       8.83%       22.64%      21.99%
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................    15.33%      14.76%      9.85%       9.31%       20.34%      19.74%


The average annual Non-Standardized Returns for the Class A and Class B shares of the Consumer Products and Services Fund, stated as average annualized total returns for the periods shown, were:


                                                              CONSUMER    CONSUMER
                                                              PRODUCTS    PRODUCTS
                                                                 AND         AND
                                                              SERVICES    SERVICES
                                                                FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------
Fiscal year ended Oct. 31, 1997.............................    10.55%       9.95%
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................    29.91%      29.25%


Aggregate Non-Standardized Return ("T") is computed by using the ending value of the account ("VOA") of a hypothetical initial investment of $1,000 ("P") according to the following formula: T = (VOA/P)-1. Aggregate Non-Standardized
Return assumes reinvestment of dividends and other distributions and, as set forth below, may or may not take sales charges into account.

The  aggregate Non-Standardized Returns (not  taking sales charges into account)
for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................       n/a     133.44%         n/a         70.76   %
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a        96.32%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   237.37%        n/a          n/a           n/a


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund,
Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the period shown were:


                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-      NATURAL     NATURAL
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................   62.87%      60.13%      37.89%      35.59%      88.33%      85.14%


The aggregate Non-Standardized Returns (not taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the period shown, were:


                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       110.02%             107.02%


                  Statement of Additional Information Page 41

                             GT GLOBAL THEME FUNDS

The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Health Care Fund and Telecommunications Fund, stated as aggregate total returns for the periods shown, were:


                                                               HEALTH      HEALTH      TELECOM-      TELECOM-
                                                                CARE        CARE      MUNICATIONS   MUNICATIONS
                                                                FUND        FUND         FUND          FUND
PERIOD                                                        (CLASS A)   (CLASS B)    (CLASS A)     (CLASS B)
------------------------------------------------------------  ---------   ---------   -----------   -----------
April 1, 1993 (commencement of operations) through Oct. 31,
 1997.......................................................       n/a     131.44%        n/a          68.76   %
Jan. 27, 1992 (commencement of operations) through Oct. 31,
 1997.......................................................      n/a         n/a       87.00%          n/a
Aug. 7, 1989 (commencement of operations) through Oct. 31,
 1997.......................................................   221.34%        n/a         n/a           n/a


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Financial Services Fund, Infrastructure Fund and Natural Resources Fund, stated as aggregate total returns for the periods shown were:


                                                              FINANCIAL   FINANCIAL    INFRA-      INFRA-      NATURAL     NATURAL
                                                              SERVICES    SERVICES    STRUCTURE   STRUCTURE   RESOURCES   RESOURCES
                                                                FUND        FUND        FUND        FUND        FUND        FUND
PERIOD                                                        (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)   (CLASS A)   (CLASS B)
------------------------------------------------------------  ---------   ---------   ---------   ---------   ---------   ---------
May 31, 1994 (commencement of operations) through Oct. 31,
 1997.......................................................   55.13%      57.13%      31.34%      32.59%      79.38%      82.14%


The aggregate Non-Standardized Returns (taking sales charges into account) for the Class A and Class B shares of the Consumer Products and Services Fund, stated as aggregate total returns for the periods shown, were:


                                                              CONSUMER PRODUCTS   CONSUMER PRODUCTS
                                                                     AND                 AND
                                                                SERVICES FUND       SERVICES FUND
PERIOD                                                            (CLASS A)           (CLASS B)
------------------------------------------------------------  -----------------   -----------------
Dec. 30, 1994 (commencement of operations) to Oct. 31,
 1997.......................................................       100.04%             104.02%


Each Fund's investment results will vary from time to time depending upon market conditions, the composition of each Fund's portfolio and operating expenses of each Fund, so that current or past yield or total return should not be considered representative of what an investment in each Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing each Fund's investment results with those published for other investment companies and other investment vehicles. Each Fund's results also should be considered relative to the risks associated with such Fund's investment objective and policies.

IMPORTANT POINTS TO NOTE ABOUT DATA RELATING TO WORLD EQUITY AND BOND MARKETS Each Fund and GT Global may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare a Fund with the following, among others:

        (1) The Consumer Price Index ("CPI"), which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g., food, clothing, shelter, fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living). There is inflation risk which does not affect a security's value but its purchasing power, i.e., the risk of changing price levels in the economy that affects security prices or the price of goods and services.

        (2) Data and mutual fund rankings published or prepared by Lipper Analytical Data Services, Inc. ("Lipper"), CDA/Wiesenberger Investment Companies Service ("CDA/Wiesenberger"), Morningstar, Inc. ("Morningstar"), Micropal, Inc. and/or other companies that rank and/or compare mutual funds by overall performance, investment objectives, assets, expense levels, periods of existence and/or other factors. In this regard each Fund may be compared to its "peer group" as defined by Lipper, CDA/Wiesenberger, Morningstar and/or other firms, as applicable, or to specific funds or groups of funds within or outside of such peer group. Lipper generally ranks funds on the basis of total return, assuming reinvestment of distributions, but does not take sales charges or redemption fees into consideration, and is prepared without regard to tax consequences. In addition to the mutual fund rankings, the Fund's performance may be compared to mutual fund performance indices prepared by Lipper. Morningstar is a mutual fund rating service that also rates mutual funds on the basis of risk-adjusted performance. Morningstar ratings are calculated from a fund's three, five and ten year average annual returns with appropriate fee adjustments and a risk factor that reflects fund performance relative to the three-month U.S. Treasury bill monthly returns. Ten percent of the funds in an investment category receive five stars and 22.5% receive four stars. The ratings are subject to change each month.

                  Statement of Additional Information Page 42

                             GT GLOBAL THEME FUNDS

        (3) Bear Stearns Foreign Bond Index, which provides simple average returns for individual countries and gross national product ("GNP") weighted index, beginning in 1975. The returns are broken down by local market and currency.

        (4) Ibbotson Associates International Bond Index, which provides a detailed breakdown of local market and currency returns since 1960.

        (5) Standard & Poor's 500 Composite Stock Price Index, which is a widely recognized index composed of the capitalization-weighted average of the price of 500 of the largest publicly traded stocks in the United States.

        (6) Dow Jones Industrial Average.

        (7) CNBC/Financial News Composite Index.

        (8) Morgan Stanley Capital International World Indices, including, among others, the Morgan Stanley Capital International Europe, Australia, Far East Index ("EAFE Index"). The EAFE index is an unmanaged index of more than 1,000 companies in Europe, Australia and the Far East.

        (9) Morgan Stanley Capital International All Country (AC) World index ("MSCI"). The MSCI is a broad, unmanaged index of global stock prices, currently comprising 2,500 different issuers, located in 47 countries, and grouped in 38 separate industries.

       (10) Salomon Brothers World Government Bond Index and Salomon Brothers World Government Bond Index-Non-U.S., each of which is a widely used index composed of world government bonds.


       (11) The World Bank Publication of Trends in Developing Countries ("TIDE"), which provides brief reports on most of the World Bank's borrowing members. The World Development Report is published annually and looks at global and regional economic trends and their implications for the developing economies.


       (12) Salomon Brothers Global Telecommunications Index, which is composed of telecommunications companies in the developing and emerging countries.

       (13) Datastream and Worldscope, each of which is an on-line database retrieval service for information, including international financial and economic data.


       (14) International Financial Statistics, which is produced by the International Monetary Fund ("IMF").


       (15) Various publications and reports produced by the World Bank and its affiliates.

       (16) Various publications from the International Bank for Reconstruction and Development.

       (17) Various publications produced by ratings agencies such as Moody's Investors Service ("Moody's"), Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), and Fitch.

       (18) Wilshire Associates, which is an on-line database for international financial and economic data including performance measure for a wide range of securities.

       (19) Bank Rate National Monitor Index, which is an average of the quoted rates for 100 leading banks and thrifts in ten U.S. cities.

       (20) International Finance Corporation ("IFC") Emerging Markets Data Base, which provides detailed statistics on stock and bond markets in developing countries.

       (21) Various publications from the Organization for Economic Cooperation and Development ("OECD").

       (22) Average of savings accounts, which is a measure of all kinds of savings deposits, including longer-term certificates. Savings accounts offer a guaranteed rate of return on principal, but no opportunity for capital growth. During a portion of the period, the maximum rates paid on some savings deposits were fixed by law.

Indices, economic and financial data prepared by the research departments of various financial organizations, such as Salomon Brothers, Inc., Lehman Brothers, Merrill Lynch, Pierce, Fenner & Smith, Inc., Financial Research Corporation, J.P. Morgan, Morgan Stanley, Smith Barney Shearson, S.G. Warburg, Jardine Flemming, The Bank for International Settlements, Asian Development
Bank, Bloomberg, L.P., and Ibbotson Associates, may be used, as well as information reported by the Federal Reserve and the respective central banks of various nations. In addition, GT Global may use performance rankings, ratings and commentary reported periodically in national financial publications, including Money Magazine, Mutual Fund Magazine, Smart Money, Global Finance, EuroMoney, Financial World, Forbes, Fortune, Business

                  Statement of Additional Information Page 43

                             GT GLOBAL THEME FUNDS

Week, Latin Finance, The Wall Street Journal, Emerging Markets Weekly, Kiplinger's Guide To Personal Finance, Barron's, The Financial Times, USA Today, The New York Times, Far Eastern Economic Review, The Economist and Investors Business Digest. Each Fund may compare its performance to that of other compilations or indices of comparable quality to those listed above and other indices that may be developed and made available in the future.


Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Funds or GT Global. The authors and publishers of such material are not to be considered as "experts" under the 1933 Act, on account of the inclusion of such information herein.

A portion of the performance figures for each market includes the positive or negative effects of the currency exchange rates effective at December 31 of each year between the U.S. dollar and currency of the foreign market (e.g., Japanese Yen, German Deutschemark and Hong Kong Dollar). A foreign currency that has strengthened or weakened against the U.S. dollar will positively or negatively affect the reported returns, as the case may be.

GT Global believes that this information may be useful to investors considering whether and to what extent to diversify their investments through the purchase of mutual funds investing in securities on a global basis. However, this data is not a representation of the past performance of any of the Funds, nor is it a prediction of such performance. The performance of the Funds will differ from the historical performance of relevant indices. The performance of indices does not take expenses into account, while each Fund incurs expenses in its operations, which will reduce performance. Each of these factors will cause the performance of each Fund to differ from relevant indices.

From time to time, each Fund and GT Global may refer to the number of shareholders in the Funds or the aggregate number of shareholders in all GT Global Mutual Funds or the dollar amount of each Fund's assets under management or rankings by DALBAR Surveys, Inc. in advertising materials.

GT Global believes each Fund is an appropriate investment for long-term investment goals, including funding retirement, paying for education or purchasing a house. GT Global may provide information designed to help individuals understand their investment goals and explore various financial strategies. For example, GT Global may describe general principles of investing, such as asset allocation, diversification and risk tolerance. Each Fund does not represent a complete investment program, and investors should consider each Fund as appropriate for a portion of their overall investment portfolio with regard to their long-term investment goals. There is no assurance that any such information will lead to achieving these goals or guarantee future results.

From time to time, GT Global may refer to or advertise the names of U.S. and non-U.S. companies and their products, although there can be no assurance that any GT Global Mutual Fund may own the securities of these companies.


Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets are based on the returns of different indices.


GT Global Mutual Funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Funds. Ibbotson calculates total returns in the same method as the Funds.


Each Fund may quote various measures of volatility and benchmark correlation such as beta, standard deviation and R(2) in advertising. In addition, each Fund may compare these measures to those of other funds. Measures of volatility seek to compare each Fund's historical share price fluctuations or total returns to those of a benchmark.


Each Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging programs. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels.

Each Fund may describe in its sales material and advertisements how an investor may invest in GT Global Mutual Funds through various retirement plans or other programs that offer deferral of income taxes on investment earnings and pursuant to which an investor may make deductible contributions. Because of their advantages, these retirement plans

                  Statement of Additional Information Page 44

                             GT GLOBAL THEME FUNDS
and programs may produce returns superior to comparable non-retirement investments. For example, a $10,000 investment earning a taxable return of 10% annually would have an after-tax value of $17,976 after ten years, assuming tax was deducted from the return each year at a 39.6% rate. An equivalent tax-deferred investment would have an after-tax value of $19,626 after ten years, assuming tax was deducted at a 39.6% rate from the deferred earnings at the end of the ten-year period. In sales material and advertisements, the Fund may also discuss these plans and programs. See "Information Relating to Sales and Redemptions -- Individual Retirement Accounts ('IRAs') and Other Tax-Deferred Plans."

GT Global may from time to time in its sales materials and advertising discuss the risks inherent in investing. The major types of investment risk are market risk, industry risk, credit risk, interest rate risk, liquidity risk and inflation risk. Risk represents the possibility that you may lose some or all of your investment over a period of time. A basic tenet of investing is the greater the potential reward, the greater the risk.

From time to time, the Funds and GT Global will quote information regarding industries, individual countries, regions, world stock exchanges, and economic and demographic statistics from sources GT Global deems reliable, including the economic and financial data of financial organizations, such as:

 1) Stock market capitalization: Morgan Stanley Capital International World Indices, IFC and Datastream.

 2) Stock market trading volume: Morgan Stanley Capital International Industry Indices and IFC.

 3) The number of listed companies: IFC, GT Guide to World Equity Markets, Salomon Brothers, Inc., and S.G. Warburg.

 4) Wage rates: U.S. Department of Labor Statistics and Morgan Stanley Capital International World Indices.

 5) International industry performance: Morgan Stanley Capital International World Indices, Wilshire Associates and Salomon Brothers, Inc.

 6) Stock  market  performance:  Morgan  Stanley  Capital  International   World
    Indices, IFC and Datastream.

 7) The Consumer Price Index and inflation rate: The World Bank, Datastream and IFC.

 8) Gross Domestic Product ("GDP"): Datastream and The World Bank.

 9) GDP growth rate: IFC, The World Bank and Datastream.

10) Population: The World Bank, Datastream and United Nations.

11) Average annual growth rate (%) of population: The World Bank, Datastream and United Nations.

12) Age distribution within populations: OECD and United Nations.

13) Total exports and imports by year: IFC, The World Bank and Datastream.

14) Top three companies by country, industry or market: IFC, GT Guide to World Equity Markets, Salomon Brothers Inc., and S.G. Warburg.

15) Foreign direct investments to developing countries: The World Bank and Datastream.

16) Supply, consumption, demand and growth in demand of certain products, services and industries, including, but not limited to electricity, water, transportation, construction materials, natural resources, technology, other basic infrastructure, financial services, health care services and supplies, consumer products and services and telecommunications equipment and services (sources of such information may include, but would not be limited to, The World Bank, OECD, IMF, Bloomberg and Datastream).

17) Standard deviation and performance returns for U.S. and non-U.S. equity and bond markets: Morgan Stanley Capital International.

18) Countries restructuring their debt, including those under the Brady Plan: the Manager.

19) Political and economic structure of countries: Economist Intelligence Unit.

20) Government and corporate bonds -- credit ratings, yield to maturity and performance returns: Salomon Brothers, Inc.

21) Dividend yields for U.S. and non-U.S. companies: Bloomberg.


From time  to  time, GT  Global  may include  in  its advertisements  and  sales
material,   information  about  privatization,  which  is  an  economic  process involving the sale of state-owned companies to the private sector.


                  Statement of Additional Information Page 45

                             GT GLOBAL THEME FUNDS

In advertising and sales materials, GT Global may make reference to or discuss its products, services and accomplishments. Among these accomplishments are that in 1983 the Manager provided assistance to the government of Hong Kong in linking its currency to the U.S. dollar, and that in 1987 Japan's Ministry of Finance licensed LGT Asset Management Ltd. as one of the first foreign discretionary investment managers for Japanese investors. Such accomplishments, however, should not be viewed as an endorsement of the Manager by the government of Hong Kong, Japan's Ministry of Finance or any other government or government agency. Nor do any such accomplishments of the Manager provide any assurance that the GT Global Mutual Funds' investment objectives will be achieved.

GT GLOBAL ADVANTAGE
As part of Liechtenstein Global Trust, GT Global continues a 75-year tradition of service to individuals and institutions. Today we bring investors a combination of experience, worldwide resources, a global perspective, investment talent and a time-tested investment discipline. With investment professionals in nine offices worldwide, we witness world events and economic developments firsthand. Many of the GT Global Mutual Funds' portfolio managers are natives of the countries in which they invest, speak local languages and/or live or work in the markets they follow.

The key to achieving consistent results is following a disciplined investment process. Our approach to asset allocation takes advantage of GT Global's worldwide presence and global perspective. Our "macroeconomic" worldview determines our overall strategy of regional, country and sector allocations. Our bottom-up process of security selection combines fundamental research with quantitative analysis through our proprietary models.


Built-in checks and balances strengthen the process, enhancing professional experience and judgment with an objective assessment of risk. Ultimately, each security we select has passed a ranking system that helps our portfolio teams determine when to buy and when to sell. With respect to stocks, a global stock research ("GSR") database developed by GT Global is utilized in the selection process. All stocks within the GSR database are systematically ranked by our analysts on a 1-5 basis with 1 representing the most favored. The rankings, along with our quantitative, fundamental research, determine which stocks are bought and sold.


GT Global describes the major stages of economic development as revolving in a "virtuous cycle." From time to time, each Fund and GT Global may discuss the virtuous cycle in its sales literature and advertising. This cycle operates worldwide, forcing companies to become increasingly competitive in an ever-expanding global marketplace. GT Global has identified the following sequential stages within the virtuous cycle:

FALLING BORDERS AND TRADE BARRIERS: Barriers between countries diminish, increasing the potential for world trade and promoting global competition.

CAPITAL FLOWS FROM DEVELOPED MARKETS TO EMERGING MARKETS: As barriers fall, restrictions on the free movement of capital in and out of a country are often reduced or removed. The flow of money from developed to developing markets gains momentum.

INDUSTRIALIZATION OF EMERGING MARKETS: With capital flowing across borders, many developing nations are able to quickly begin their process of industrialization.

INCREASED DEMAND FOR GLOBAL CONSUMER PRODUCTS: As people in emerging markets experience rising standards of living due to increased industrialization, they demand more consumer products which can help spur global trade flows.

GT Global believes that we increasingly live in a world without boundaries in terms of trade, competition and investment opportunities. Therefore, GT Global believes it's becoming more relevant to look at investing in terms of industrial groupings, or themes, as an alternative to the traditional, primary focus on regions. GT Global believes such themes make movement possible between stages in the virtuous cycle of economic progress.

GENERAL INFORMATION ABOUT THE THEME FUNDS AND THEME PORTFOLIOS
Each Theme Portfolio may invest worldwide across industries within the Portfolio's area of concentration without national or regional restrictions. The ability of each Theme Portfolio to invest worldwide may allow the portfolio managers to select industries in different economic cycles and varying stages of development, though there is no assurance that the managers will be successful in this selection.

Each Theme Portfolio's area of concentration reflects the underlying theme of the Portfolio. GT Global believes that there are certain social, political and economic trends that may benefit one or more industries within a Theme Portfolio's area of concentration. Of course, there is no assurance that any of the Funds will benefit as a result.

                  Statement of Additional Information Page 46

                             GT GLOBAL THEME FUNDS

HEALTH CARE FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies of the global health care industry

    / / Expenditures by various countries, regions and age groups on health care

    / / Population of countries, regions and age groups

    / / Natality and mortality rates in various regions, countries and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New health care products and products seeking approval

    / / Health maintenance organizations (HMOs) and their enrollment growth

    / / Studies from, but not limited to, the American Medical Association showing the effectiveness of using drugs to cure illness

    / / Medical technology and devices in use or in development

    / / Regulatory environment of health care industries

    / / Consolidation in the health care industries

The information quoted has not been independently verified by a Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Research firms such  as Mehta and  Isaly which publishes  PHARMACEUTICAL
        PORTFOLIO RECOMMENDATIONS

    / / OECD and its publications such as the OECD HEALTH DATA, as supplemented annually

    / / Morgan Stanley Capital International stock market industry indices such as Health & Personal Care

    / / The  World  Bank  and its  publications  such as  THE  WORLD DEVELOPMENT
        REPORT, as supplemented annually

    / / IFC and publications such as the EMERGING STOCK MARKETS FACTBOOK

INFORMATION ABOUT THE GLOBAL HEALTH CARE INDUSTRIES
The Fund and the Manager believe that certain market and demographic factors merit an investor's consideration when making a health care investment.
Worldwide standards of living and life expectancy have increased at a substantial rate. The Manager expects this growth, which works to the general benefit of the global health care industry, to continue at a roughly comparable rate in the future, although no assurances can be given in this regard. Moreover, according to the Manager, the health care industry historically has proven to be a relatively non-cyclical industry that continues to provide goods and services to the public in periods of economic weakness as well as economic strength.

The Manager believes that the anticipated increase in the world's elderly population could increase demand for health care products and services. For example, according to data compiled by the Manager, in Japan the number of people age 65 and older is expected to grow over 100% by the year 2025; in Germany, France and the U.S., the same age group should grow 40%. Similarly, the U.S. Census Bureau predicts the number of Americans 85 and older to double in the next 30 years. From time to time, the Fund and GT Global will quote information including, but not limited to, international data regarding populations, birth rates, mortality rates, life expectancy, health care expenditures, and gross domestic product vs. life expectancy. The information quoted has not been independently verified by the Fund or GT Global and will be based on data that is believed to be reliable and accurate.

TELECOMMUNICATIONS FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Increased usage  of  new  technologies  such as,  but  not  limited  to,
        cellular   and  wireless  communications  in  emerging  and  established countries around the world

    / / Supply and demand of telephone equipment and services

    / / Regulatory environment of telecommunications industries

    / / Revenue, price and usage of telecommunications products and services

    / / Privatization and/or deregulation of telecommunications companies

The information quoted has not been independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

                  Statement of Additional Information Page 47

                             GT GLOBAL THEME FUNDS

    / / Salomon Brothers World Equity Telecommunications Index, which includes stock market data about the telecommunications industry in established and developing markets

    / / OECD  and  other  publications  from   its  subsidiaries  such  as   the
        International Telecommunications Union

    / / Morgan Stanley Capital International stock market industry indices such as Telecommunications, Broadcasting & Publishing and Data Processing & Reproduction

    / / International Technology Consultants, a Washington D.C. based firm which publishes reports such as EASTERN EUROPEAN & SOVIET TELECOM REPORT and LATIN AMERICAN TELECOM REPORT

    / / Telegeography and other publications

DEREGULATION IN THE UNITED STATES
The United States has been the bellwether for deregulation of the telephone industry. The divestiture of the Bell System from American Telephone and Telegraph has produced competing companies in the United States. Such U.S. market-driven competition has, for example, led to lower costs for consumers which in turn led to greater consumer usage and to higher industrywide revenues. The Manager expects this scenario to continue to benefit such companies in the U.S. and to similarly to be realized by the established telecommunications companies in established economies, although no assurances can be made in this regard.

CONSUMER PRODUCTS AND SERVICES FUND
From time to time the Fund and GT Global will quote information including data regarding:

    / / Trading volume, number of listed companies and the largest companies located around the world in the consumer products and services industries

    / / Expenditures, demand and consumption by various countries, regions, income classes and age groups of consumer products and services

    / / Population of countries, regions and age groups

    / / Life expectancy rates in various regions, countries and age groups

    / / New consumer products and services in the development or manufacturing stages

    / / Income of various regions, countries and age groups

    / / Sales and sales growth of consumer products and services companies in their own country and abroad

    / / Sales, supply and demand of consumer products and services

    / / Parent Companies and the products and services they distribute

    / / Regulatory environment of consumer products industries

The information quoted will not be independently verified by the Fund or GT Global and will be based on data provided that is believed to be reliable and accurate from sources including the following:

    / / Consumer and trade groups

    / / Fortune magazine and other periodicals

    / / The World Bank and its publications

    / / The International Monetary Fund (IMF) and its publications

    / / IFC and its publications

    / / OECD and its publications

INFRASTRUCTURE FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of telephone equipment and services, electricity, water, transportation, construction materials and other infrastructure-related products and services

    / / Regulatory environment of infrastructure industries

    / / Quantity and costs of current and projected infrastructure projects

    / / Privatization of industries and companies

    / / New   technologies,  products   and  services   used  in  infrastructure
        industries

    / / Infrastructure Finance Magazine and other periodicals

                  Statement of Additional Information Page 48

                             GT GLOBAL THEME FUNDS

FINANCIAL SERVICES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply and demand of financial services

    / / Regulatory environment of financial service industries

    / / Credit ratings of U.S. and non-U.S. banks

    / / New technologies, products and services used in the financial services industries

    / / Consolidation in the financial services industries

NATURAL RESOURCES FUND
From time to time the Fund and GT Global may quote information including:

    / / Supply, demand and prices of natural resources

    / / Regulatory environment of natural resources

    / / Supply,   demand  and  prices  of  products  manufactured  from  natural resources

    / / New technologies, products and services used in the natural resources industries

--------------------------------------------------------------------------------

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

DESCRIPTION OF BOND RATINGS
    MOODY'S INVESTORS SERVICE, INC. ("Moody's") rates the debt securities issued by various entities from "Aaa" to "C." Investment grade ratings are the first four categories:

        Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

        A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

        Baa -- Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

        Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

        B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

        Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

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                             GT GLOBAL THEME FUNDS

        Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

        C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

ABSENCE OF RATING: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

         1. An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

         3. There is a lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa to Caa. The modifier 1 indicates that the Company ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the Company ranks in the lower end of its generic rating category.

    STANDARD & POOR'S, a division of The McGraw-Hill Companies, Inc. ("S&P"), rates the securities debt of various entities in categories ranging from "AAA" to "D" according to quality. Investment grade ratings are the first four categories:

        AAA -- An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA   --  An  obligation  rated  "AA"  differs  from  the  highest  rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A -- An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

        BBB -- An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        BB, B, CCC, CC, C -- Obligations rated "BB," "B," "CCC," "CC," and "C" are regarded as having significant speculative characteristics. "BB"
    indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB -- An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B -- An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC -- An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC -- An obligation rated "CC" is currently highly vulnerable to nonpayment.

        C -- The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

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                             GT GLOBAL THEME FUNDS

        D -- An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR: Indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

DESCRIPTION OF COMMERCIAL PAPER RATINGS
    MOODY'S employs the designation "Prime-1" to indicate commercial paper having a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

    S&P ratings of commercial paper are graded into several categories ranging from "A1" for the highest quality obligations to "D" for the lowest. Issues in the "A" category are delineated with numbers 1, 2, and 3 to indicate the relative degree of safety. A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus sign (+) designation. A-2 -- Capacity for timely payments on issues with this designation is satisfactory; however, the relative degree of safety is not as high as for issues designated "A-1."

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

The audited financial statements of each Theme Fund as of October 31, 1997, and for the fiscal year then ended, appear on the following pages.


                  Statement of Additional Information Page 51

                             GT GLOBAL THEME FUNDS

                       REPORT OF INDEPENDENT ACCOUNTANTS

--------------------------------------------------------------------------------

ANNUAL REPORT
To the Shareholders and Board of Directors of G.T. Investment Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of GT Global Consumer Products & Services Fund - Consolidated, GT Global Financial Services Fund - Consolidated, GT Global Health Care Fund, GT Global Infrastructure Fund - Consolidated, GT Global Natural Resources Fund - Consolidated, and GT Global Telecommunications Fund, six series of G.T. Investment Funds, Inc., including the portfolios of investments, as of October 31, 1997, the related statements of operations for the year then ended, and the related statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial positions of the aforementioned series of G.T. Investments Funds, Inc. as of October 31, 1997, the results of their operations, changes in their net assets and their financial highlights for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                        COOPERS & LYBRAND L.L.P.

BOSTON, MASSACHUSETTS
DECEMBER 15, 1997

                                       F1

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (56.3%)
  CVS Corp. .................................................   US             97,900   $  6,002,494         3.7
    RETAILERS-OTHER
  Airborne Freight Corp. ....................................   US             80,600      5,108,025         3.1
    TRANSPORTATION - AIRLINES
  Brylane, Inc.-/- ..........................................   US            115,000      4,995,313         3.1
    RETAILERS-APPAREL
  New York Times Co. "A" ....................................   US             90,000      4,927,500         3.0
    BROADCASTING & PUBLISHING
  Jones Apparel Group, Inc.-/- ..............................   US             89,200      4,538,050         2.8
    RETAILERS-APPAREL
  Pacific Sunwear of California-/- ..........................   US            150,000      4,143,750         2.5
    RETAILERS-APPAREL
  Loblaw Cos., Ltd. .........................................   CAN           251,800      3,663,000         2.2
    RETAILERS-FOOD
  Nordstrom, Inc. ...........................................   US             56,000      3,430,000         2.1
    RETAILERS-APPAREL
  Yogen Fruz World-Wide, Inc.-/- ............................   CAN           583,900      3,314,789         2.0
    RETAILERS-FOOD
  Central Newspapers, Inc. "A" ..............................   US             50,000      3,284,375         2.0
    BROADCASTING & PUBLISHING
  Cinar Films, Inc. "B"{\/} .................................   CAN            76,000      2,954,500         1.8
    LEISURE & TOURISM
  Chapters, Inc.: ...........................................   CAN                --             --         1.8
    RETAILERS-OTHER
    Common-/- ...............................................   --             83,500      1,747,978          --
    Special Warrants(::) -/- ................................   --             66,200      1,204,960          --
  Sears Canada, Inc. ........................................   CAN           170,500      2,825,131         1.7
    RETAILERS-OTHER
  Gap, Inc. .................................................   US             50,000      2,659,375         1.6
    RETAILERS-APPAREL
  Outdoor Systems, Inc.-/- ..................................   US             84,000      2,583,000         1.6
    BUSINESS & PUBLIC SERVICES
  Universal Outdoor Holdings, Inc.-/- .......................   US             60,000      2,535,000         1.6
    BUSINESS & PUBLIC SERVICES
  Avis Rent A Car, Inc. .....................................   US             90,000      2,469,375         1.5
    TRANSPORTATION - ROAD & RAIL
  Consolidated Stores Corp.-/- ..............................   US             61,300      2,444,338         1.5
    RETAILERS-OTHER
  Family Dollar Stores, Inc. ................................   US            103,000      2,420,500         1.5
    RETAILERS-APPAREL
  Bed Bath & Beyond-/- ......................................   US             76,000      2,413,000         1.5
    RETAILERS-OTHER
  Stage Stores, Inc.-/- .....................................   US             65,000      2,372,500         1.5
    RETAILERS-APPAREL
  Transat A.T., Inc.-/- .....................................   CAN           270,200      2,320,054         1.4
    TRANSPORTATION - AIRLINES
  Dress Barn, Inc.-/- .......................................   US             90,700      2,301,513         1.4
    RETAILERS-APPAREL
  Abercrombie & Fitch Co.-/- ................................   US             80,000      2,080,000         1.3
    RETAILERS-APPAREL

    The accompanying notes are an integral part of the financial statements.

                                       F2

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Services (Continued)
  Ames Department Stores, Inc.-/- ...........................   US            132,600   $  2,063,588         1.3
    RETAILERS-OTHER
  Valassis Communications, Inc.-/- ..........................   US             60,000      1,770,000         1.1
    BROADCASTING & PUBLISHING
  Air Canada ................................................   CAN           150,000      1,495,529         0.9
    TRANSPORTATION - AIRLINES
  The Bombay Co., Inc. ......................................   US            244,100      1,479,856         0.9
    RETAILERS-OTHER
  Budget Group, Inc. "A"-/- .................................   US             41,800      1,463,000         0.9
    TRANSPORTATION - ROAD & RAIL
  Tuesday Morning Corp.-/- ..................................   US             50,050      1,213,713         0.7
    RETAILERS-APPAREL
  Ryanair Holdings PLC - ADR-/- {\/} ........................   IRE            42,500      1,062,500         0.7
    TRANSPORTATION - AIRLINES
  Star Choice Communications, Inc.-/- .......................   CAN           293,500        916,406         0.6
    BROADCASTING & PUBLISHING
  Hospitality Worldwide Services-/- .........................   US             66,000        767,250         0.5
    LEISURE & TOURISM
  Dayton Hudson Corp. .......................................   US             10,000        628,125         0.4
    RETAILERS-APPAREL
  N2K, Inc.-/- ..............................................   US              8,300        218,394         0.1
    LEISURE & TOURISM
  Hudson's Bay Co. ..........................................   CAN               300          6,866          --
    RETAILERS-APPAREL
                                                                                        ------------
                                                                                          91,823,747
                                                                                        ------------
Consumer Non-Durables (14.8%)
  Morningstar Group, Inc.-/- ................................   US            151,200      6,463,796         4.0
    FOOD
  Tabacalera S.A. "A" .......................................   SPN            74,000      5,332,967         3.3
    TOBACCO
  Interstate Bakeries Corp. .................................   US             70,600      4,509,575         2.8
    FOOD
  Foodmaker, Inc.-/- ........................................   US            208,400      3,425,575         2.1
    FOOD
  General Cigar Holdings, Inc.-/- ...........................   US             62,800      1,817,275         1.1
    TOBACCO
  Saputo Group, Inc.-/- .....................................   CAN           114,400      1,753,506         1.1
    FOOD
  American Italian Pasta Co. "A"-/- .........................   US             30,000        630,000         0.4
    FOOD
                                                                                        ------------
                                                                                          23,932,694
                                                                                        ------------
Finance (6.5%)
  BankAmerica Corp. .........................................   US             71,000      5,076,500         3.1
    BANKS-MONEY CENTER
  Merita Ltd. "A" ...........................................   FIN           738,300      3,608,281         2.2
    BANKS-MONEY CENTER

    The accompanying notes are an integral part of the financial statements.

                                       F3

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Finance (Continued)
  O&Y Properties Corp. Special Warrants(::) -/- {::} ........   CAN           342,400   $  1,943,798         1.2
    REAL ESTATE
                                                                                        ------------
                                                                                          10,628,579
                                                                                        ------------
Technology (2.6%)
  CHS Electronics, Inc.-/- ..................................   US            164,500      4,019,969         2.5
    COMPUTERS & PERIPHERALS
  Concord Communications, Inc.-/- ...........................   US              7,100        126,025         0.1
    SOFTWARE
                                                                                        ------------
                                                                                           4,145,994
                                                                                        ------------
Capital Goods (1.3%)
  HON INDUSTRIES, Inc. ......................................   US             40,000      2,065,000         1.3
    OFFICE EQUIPMENT
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $124,047,571) ................                            132,596,014        81.5
                                                                                        ------------       -----

                                                                                           VALUE         % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
-------------------------------------------------------------                           ------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $4,435,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $5,818,438,
   including accrued interest).
   (cost $5,697,881)  .......................................                              5,697,881         3.5
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $129,745,452)  * ....................                            138,293,895        85.0
Other Assets and Liabilities ................................                             24,368,418        15.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $162,662,313       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $129,972,640 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  11,067,741
                 Unrealized depreciation:            (2,746,486)
                                                  -------------
                 Net unrealized appreciation:     $   8,321,255
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F4

          GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Canada (CAN/CAD) .....................   14.7                  14.7
Finland (FIN/FIM) ....................    2.2                   2.2
Ireland (IRE/IEP) ....................    0.7                   0.7
Spain (SPN/ESP) ......................    3.3                   3.3
United States (US/USD) ...............   60.6       18.5       79.1
                                        ------     -----      -----
Total  ...............................   81.5       18.5      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $162,662,313.

    The accompanying notes are an integral part of the financial statements.

                                       F5

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (50.6%)
  Sparbanken Sverige AB "A" ..................................   SWDN           68,000   $ 1,543,927         1.9
  City National Corp. ........................................   US             50,550     1,525,978         1.9
  Lloyds TSB Group PLC .......................................   UK            113,600     1,419,524         1.8
  Royal Bank of Canada .......................................   CAN            26,000     1,390,221         1.7
  NationsBank Corp. ..........................................   US             20,000     1,197,500         1.5
  Mellon Bank Corp. ..........................................   US             21,800     1,124,063         1.4
  Bank of Montreal ...........................................   CAN            25,800     1,114,058         1.4
  Demirbank T.A.S. ...........................................   TRKY       37,896,000     1,084,691         1.3
  National Bank of Canada ....................................   CAN            75,600     1,080,996         1.3
  Hamilton Bancorp, Inc.-/- ..................................   US             35,000     1,067,500         1.3
  Crestar Financial Corp. ....................................   US             20,800       984,100         1.2
  GreenPoint Financial Corp. .................................   US             15,100       972,063         1.2
  Norbanken AB ...............................................   SWDN           30,400       954,136         1.2
  Christiania Bank Og Kreditkasse ............................   NOR           232,900       933,534         1.2
  Bayerische Vereinsbank .....................................   GER            16,070       931,864         1.2
  Bank Leumi Le - Israel .....................................   ISRL          605,700       930,012         1.1
  Jyske Bank .................................................   DEN             9,000       927,029         1.1
  Bank Hapoalim Ltd. .........................................   ISRL          383,000       906,460         1.1
  Bank of Ireland ............................................   IRE            70,800       895,906         1.1
  First Union Corp. (N.C.) ...................................   US             18,200       892,938         1.1
  H. F. Ahmanson & Co. .......................................   US             15,000       885,000         1.1
  Halifax PLC-/- .............................................   UK             76,800       869,507         1.1
  Nedcor Ltd. ................................................   SAFR           41,123       863,498         1.1
  Zagrebacka Banka - 144A GDR{.} {\/} ........................   CRT            27,000       860,625         1.1
  Sovereign Bancorp, Inc. ....................................   US             48,200       855,550         1.1
  First American Corp. .......................................   US             18,000       855,000         1.1
  Allied Irish Bank PLC{V} ...................................   IRE            97,644       826,256         1.0
  ABSA Group Ltd. ............................................   SAFR          138,867       822,809         1.0
  Anglo-Irish Bank Corp., PLC: ...............................   IRE                --            --         1.0
    Common{V} ................................................   --            315,036       515,196          --
    Common ...................................................   --            180,000       297,565          --
  Compagnie Financiere de Paribas S.A. .......................   FR             11,100       806,457         1.0
  First National Bank Holdings Ltd. ..........................   SAFR          105,800       799,549         1.0
  Yapi ve Kredi Bankasi A.S. .................................   TRKY       26,000,000       793,807         1.0
  Commercial International Bank - GDR{\/} ....................   EGPT           36,265       788,764         1.0
  National Australia Bank Ltd. ...............................   AUSL           56,500       772,531         1.0
  Ergo Bank S.A. .............................................   GREC           12,960       772,510         1.0
  Westpac Banking Corp., Ltd. ................................   AUSL          132,000       768,337         0.9
  Australia & New Zealand Banking Group Ltd. .................   AUSL          110,000       767,100         0.9
  Banco Totta & Acores S.A. "B" ..............................   PORT           39,300       760,068         0.9
  Wielkopolski Bank Kredytowy S.A. ...........................   POL           138,000       753,448         0.9
  Cullen/Frost Bankers, Inc. .................................   US             14,500       732,250         0.9
  Akbank T.A.S. ..............................................   TRKY        9,821,967       669,363         0.8
  Banco Commercial S.A. - 144A GDR{.} {\/} ...................   URGY           22,000       638,000         0.8
  BG Bank AS .................................................   DEN             9,500       610,308         0.8
  Banco Bradesco S.A. Preferred ..............................   BRZL       79,500,000       591,346         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F6

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Banks - Regional (Continued)
  Security Bank Corp.-/- .....................................   PHIL          688,900   $   363,095         0.4
                                                                                         -----------
                                                                                          40,914,439
                                                                                         -----------
Banks - Money Center (18.4%)
  BankAmerica Corp. ..........................................   US             43,400     3,103,091         3.8
  Citicorp ...................................................   US             15,050     1,882,191         2.3
  Chase Manhattan Corp. ......................................   US             14,750     1,701,781         2.1
  Merita Ltd. "A" ............................................   FIN           297,000     1,451,523         1.8
  HSBC Holdings PLC ..........................................   HK             55,800     1,263,260         1.6
  Barclays PLC ...............................................   UK             39,375       986,026         1.2
  Schweizerischer Bankverein (Swiss Bank Corp.)-/- ...........   SWTZ            3,330       895,532         1.1
  Unidanmark AS "A" ..........................................   DEN            13,200       891,009         1.1
  ABN AMRO Holdings N.V. .....................................   NETH           42,864       863,463         1.1
  Bank of Tokyo - Mitsubishi .................................   JPN            41,750       544,867         0.7
  Sumitomo Bank ..............................................   JPN            37,000       393,682         0.5
  Industrial Bank of Japan ...................................   JPN            26,000       257,190         0.3
  Fuji Bank Ltd. .............................................   JPN            29,000       250,707         0.3
  Sanwa Bank .................................................   JPN            24,000       241,397         0.3
  Dai-Ichi Kangyo Bank Ltd. ..................................   JPN            15,000       127,182         0.2
                                                                                         -----------
                                                                                          14,852,901
                                                                                         -----------
Insurance - Multi-Line (10.9%)
  Conseco, Inc. ..............................................   US             51,600     2,251,050         2.8
  Fremont General Corp. ......................................   US             30,000     1,398,750         1.7
  Allstate Corp. .............................................   US             15,000     1,244,063         1.5
  SunAmerica, Inc. ...........................................   US             29,800     1,070,938         1.3
  Axa Group ..................................................   FR             14,770     1,011,872         1.2
  Royal & Sun Alliance Insurance Group PLC ...................   UK             98,700       946,110         1.2
  American International Group, Inc. .........................   US              9,200       938,975         1.2
                                                                                         -----------
                                                                                           8,861,758
                                                                                         -----------
Consumer Finance (5.8%)
  The Money Store, Inc. ......................................   US             39,500     1,120,813         1.4
  Green Tree Financial Corp. .................................   US             24,600     1,036,275         1.3
  Doral Financial Corp. ......................................   US             45,200     1,000,050         1.2
  Aeon Credit Service ........................................   HK          2,964,000       747,710         0.9
  Acom Co., Ltd. .............................................   JPN             9,000       493,766         0.6
  Bankard, Inc.-/- ...........................................   PHIL        5,307,000       362,872         0.4
                                                                                         -----------
                                                                                           4,761,486
                                                                                         -----------
Other Financial (4.1%)
  Newcourt Credit Group, Inc. ................................   CAN            25,200       871,771         1.1
  Banco LatinoAmericano de Exportaciones S.A. (Bladex)
   "E"{\/} ...................................................   PAN            20,000       795,000         1.0
  Investors Financial Services Corp. .........................   US             16,500       726,000         0.9
  MoneyGram Payment Systems, Inc.-/- .........................   US             42,000       580,125         0.7

    The accompanying notes are an integral part of the financial statements.

                                       F7

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Other Financial (Continued)
  Shohkoh Fund ...............................................   JPN             1,200   $   349,127         0.4
                                                                                         -----------
                                                                                           3,322,023
                                                                                         -----------
Securities Broker (2.8%)
  Hambrecht & Quist Group-/- .................................   US             30,000       945,000         1.2
  Morgan Stanley, Dean Witter, Discover and Co. ..............   US             13,200       652,575         0.8
  Peregrine Investment Holdings Ltd. .........................   HK            532,000       523,053         0.6
  Nomura Securities Co., Ltd. ................................   JPN            10,000       116,376         0.1
  Daiwa Securities Co., Ltd. .................................   JPN            14,000        84,722         0.1
                                                                                         -----------
                                                                                           2,321,726
                                                                                         -----------
Investment Management (2.4%)
  Alliance Capital Management L.P. ...........................   US             32,400     1,111,725         1.4
  Franklin Resources, Inc. ...................................   US              8,750       786,406         1.0
                                                                                         -----------
                                                                                           1,898,131
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $69,090,966) ..................                            76,932,464        95.0
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $2,110,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,768,185,
   including accrued interest). (cost $2,708,419)  ...........                             2,708,419         3.4
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $71,799,385)  * ......................                            79,640,883        98.4
Other Assets and Liabilities .................................                             1,320,751         1.6
                                                                                         -----------       -----

NET ASSETS ...................................................                           $80,961,634       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {V}  Security is denominated in GBP.
          * For Federal income tax purposes, cost is $72,281,726 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  10,637,773
                 Unrealized depreciation:            (3,278,616)
                                                  -------------
                 Net unrealized appreciation:     $   7,359,157
                                                  -------------
                                                  -------------

             Abbreviation:
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                       F8

                GT GLOBAL FINANCIAL SERVICES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------
The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                           PERCENTAGE OF NET ASSETS {D}
                                        -----------------------------------
                                                  SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY      & OTHER        TOTAL
--------------------------------------  ------   -------------   ----------
Australia (AUSL/AUD) .................    2.8                           2.8
Brazil (BRZL/BRL) ....................    0.7                           0.7
Canada (CAN/CAD) .....................    5.5                           5.5
Croatia (CRT/HRK) ....................    1.1                           1.1
Denmark (DEN/DKK) ....................    3.0                           3.0
Egypt (EGPT/EGP) .....................    1.0                           1.0
Finland (FIN/FIM) ....................    1.8                           1.8
France (FR/FRF) ......................    2.2                           2.2
Germany (GER/DEM) ....................    1.2                           1.2
Greece (GREC/GRD) ....................    1.0                           1.0
Hong Kong (HK/HKD) ...................    3.1                           3.1
Ireland (IRE/IEP) ....................    3.1                           3.1
Israel (ISRL/ILS) ....................    2.2                           2.2
Japan (JPN/JPY) ......................    3.5                           3.5
Netherlands (NETH/NLG) ...............    1.1                           1.1
Norway (NOR/NOK) .....................    1.2                           1.2
Panama (PAN/PND) .....................    1.0                           1.0
Philippines (PHIL/PHP) ...............    0.8                           0.8
Poland (POL/PLZ) .....................    0.9                           0.9
Portugal (PORT/PTE) ..................    0.9                           0.9
South Africa (SAFR/ZAR) ..............    3.1                           3.1
Sweden (SWDN/SEK) ....................    3.1                           3.1
Switzerland (SWTZ/CHF) ...............    1.1                           1.1
Turkey (TRKY/TRL) ....................    3.1                           3.1
United Kingdom (UK/GBP) ..............    5.3                           5.3
United States (US/USD) ...............   40.4         5.0              45.4
Uruguay (URGY/UYP) ...................    0.8                           0.8
                                        ------        ---        ----------
Total  ...............................   95.0         5.0             100.0
                                        ------        ---        ----------
                                        ------        ---        ----------

--------------

{d}  Percentages indicated are based on net assets of $80,961,634.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACT OUTSTANDING
                                OCTOBER 31, 1997

                                           MARKET VALUE     CONTRACT    DELIVERY    UNREALIZED
CONTRACT TO SELL:                         (U.S. DOLLARS)      PRICE       DATE     APPRECIATION
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................     1,182,045       114.50000  11/12/97   $    59,877
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $1,241,922)...................     1,182,045                                  59,877
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 1.46%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $    59,877
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                       F9

                           GT GLOBAL HEALTH CARE FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Medical Technology & Supplies (37.8%)
  ATL Ultrasound, Inc.{::} -/- ..............................   US            755,500   $ 32,486,500         5.2
  Visx, Inc.{::} -/- ........................................   US          1,147,700     26,253,638         4.2
  Endosonics Corp.{::} -/- ..................................   US          1,546,000     17,779,000         2.8
  Physio-Control International Corp.{::} -/- ................   US          1,050,500     16,742,344         2.7
  Sunrise Medical, Inc.{::} -/- .............................   US          1,011,700     15,618,119         2.5
  Waters Corp.-/- ...........................................   US            345,000     15,158,438         2.4
  Dexter Corp. ..............................................   US            339,000     13,305,750         2.1
  TECNOL Medical Products, Inc.-/- ..........................   US            572,900     12,317,350         2.0
  Circon Corp.{::} -/- ......................................   US            686,486     10,812,155         1.7
  Cardiac Pathways Corp.{::} -/- ............................   US          1,002,400      9,522,800         1.5
  Lifecore Biomedical, Inc.-/- ..............................   US            361,900      7,509,425         1.2
  AVECOR Cardiovascular, Inc.{::} -/- .......................   US            658,700      6,751,675         1.1
  Mentor Corp. ..............................................   US            175,800      6,405,713         1.0
  CONMED Corp.-/- ...........................................   US            308,400      6,322,200         1.0
  Angeion Corp.-/- ..........................................   US          1,325,000      5,217,188         0.8
  Kensey Nash Corp.-/- ......................................   US            322,600      4,919,650         0.8
  Photoelectron Corp.-/- ....................................   US            338,300      3,721,300         0.6
  Cardiovascular Dynamics, Inc.{::} -/- .....................   US            515,675      3,480,806         0.6
  Innerdyne, Inc.-/- ........................................   US            824,600      2,886,100         0.5
  CardioGenesis Corp.-/- ....................................   US            307,000      2,763,000         0.4
  Laser Industries Ltd.-/- ..................................   US            130,500      2,593,688         0.4
  INAMED Corp.{::} -/- ......................................   US            628,900      2,515,600         0.4
  Heartstream, Inc.-/- ......................................   US            206,800      2,145,550         0.3
  Laserscope-/- .............................................   US            330,800      1,943,450         0.3
  ThermoTrex Corp.-/- .......................................   US             73,000      1,679,000         0.3
  Micro Therapeutics, Inc.-/- ...............................   US            290,000      1,558,750         0.2
  Abaxis, Inc.-/- ...........................................   US            462,400      1,445,000         0.2
  Lumisys, Inc.-/- ..........................................   US            211,400      1,294,825         0.2
  Interpore International-/- ................................   US             92,900        870,938         0.1
  Sulzer Medica AG - Registered-/- ..........................   SWTZ            3,130        849,571         0.1
  ESC Medical Systems Ltd.-/- {\/} ..........................   ISRL           19,200        753,600         0.1
  Thoratec Laboratories Corp.-/- ............................   US             60,000        412,500         0.1
  ATS Medical, Inc.-/- ......................................   US             31,250        195,313          --
  Conceptus, Inc.-/- ........................................   US             18,000        130,500          --
                                                                                        ------------
                                                                                         238,361,436
                                                                                        ------------
Biotechnology (26.6%)
  Protein Design Labs, Inc.{::} -/- .........................   US          1,017,600     50,752,795         8.1
  Amgen, Inc.-/- ............................................   US            539,000     26,545,750         4.2
  Guilford Pharmaceuticals, Inc.-/- .........................   US            896,600     21,854,625         3.5
  Cell Therapeutics, Inc.{::} -/- ...........................   US          1,141,000     18,256,000         2.9
  Regeneron Pharmaceuticals, Inc.{::} -/- ...................   US          1,414,900     14,768,019         2.4
  Human Genome Sciences, Inc.-/- ............................   US            260,900     10,696,900         1.7
  Genelabs Technologies, Inc.-/- ............................   US          1,642,800      6,365,850         1.0
  Interferon Sciences, Inc.-/- ..............................   US            552,500      5,110,625         0.8
  NABI, Inc.-/- .............................................   US            592,500      2,814,375         0.5

    The accompanying notes are an integral part of the financial statements.

                                      F10

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Biotechnology (Continued)
  PathoGenesis Corp.-/- .....................................   US             61,400   $  2,210,400         0.4
  Agouron Pharmaceuticals, Inc.-/- ..........................   US             46,400      2,117,000         0.3
  CytoTherapeutics, Inc.-/- .................................   US            396,900      2,083,725         0.3
  Pharmacyclics, Inc.-/- ....................................   US             75,000      1,912,500         0.3
  Coulter Pharmaceutical, Inc.-/- ...........................   US             73,700      1,059,438         0.2
  Enzon, Inc. Preferred-/- (.) ..............................   US             16,000        222,460          --
  Targeted Genetics Corp.-/- ................................   US             40,000        160,000          --
                                                                                        ------------
                                                                                         166,930,462
                                                                                        ------------
Pharmaceuticals (17.7%)
  TheraTech, Inc.{::} -/- ...................................   US          2,150,000     22,575,000         3.6
  American Home Products Corp. ..............................   US            145,600     10,792,600         1.7
  Perrigo Co.-/- ............................................   US            648,600      9,972,225         1.6
  Spiros Development Corp.(::) (.) -/- ......................   US            100,000      9,161,246         1.5
  Rhone-Poulenc "A" .........................................   FR            190,736      8,319,910         1.3
  Depotech Corp.-/- .........................................   US            549,300      7,621,538         1.2
  Magainin Pharmaceuticals, Inc.-/- .........................   US            895,100      7,608,350         1.2
  Bergen Brunswig Corp. "A" .................................   US            150,000      6,009,375         1.0
  Catalytica, Inc.-/- .......................................   US            437,866      5,473,325         0.9
  SEQUUS Pharmaceuticals, Inc.-/- ...........................   US            597,800      5,380,200         0.9
  IVAX Corp.-/- .............................................   US            700,000      5,293,750         0.8
  Altana AG .................................................   GER            50,000      3,632,937         0.6
  Life Medical Sciences, Inc.{::} -/- .......................   US            768,600      3,074,400         0.5
  Warner Chilcott Laboratories - ADR{\/} ....................   IRE           117,000      1,652,625         0.3
  Unimed Pharmaceuticals, Inc.-/- ...........................   US            147,200      1,048,800         0.2
  Intercardia, Inc.-/- ......................................   US             41,200        999,100         0.2
  Alpharma, Inc. "A" ........................................   US             21,700        478,756         0.1
  Aradigm Corp.-/- ..........................................   US             28,000        322,000         0.1
                                                                                        ------------
                                                                                         109,416,137
                                                                                        ------------
Health Care Services (5.2%)
  Vencor, Inc.-/- ...........................................   US            801,400     21,637,800         3.5
  Allegiance Corp. ..........................................   US            120,000      3,330,000         0.5
  Grupo Casa Autrey, S.A. de C.V. - ADR{\/} .................   MEX           135,100      2,313,588         0.4
  Parkway Holdings Ltd. .....................................   SING          900,000      2,277,177         0.4
  SteriGenics International, Inc.-/- ........................   US             61,900      1,392,750         0.2
  Cohr, Inc.-/- .............................................   US            129,100      1,355,550         0.2
                                                                                        ------------
                                                                                          32,306,865
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $484,175,220) ................                            547,014,900        87.3
                                                                                        ------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F11

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                            NO. OF         VALUE         % OF NET
WARRANTS                                                       COUNTRY     WARRANTS       (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
  Rhone-Poulenc Warrants, expire 11/5/01 ....................   FR            190,736   $    603,731         0.1
    PHARMACEUTICALS
  ALZA Corp. Warrants, expire 12/31/99 ......................   US            100,000         18,750          --
    PHARMACEUTICALS
                                                                                        ------------       -----

TOTAL WARRANTS (cost $32,137) ...............................                                622,481         0.1
                                                                                        ------------       -----

                                                                            NO. OF
RIGHTS                                                                      RIGHTS
-------------------------------------------------------------             -----------
  Alpharma, Inc. Rights, expire 11/25/97 (cost $0) ..........   US              3,616         20,340          --
                                                                                        ------------       -----
    PHARMACEUTICALS

REPURCHASE AGREEMENT
-------------------------------------------------------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $56,460,000 U.S. Treasury Bond, 8.875%
   due 8/15/17 (market value of collateral is $74,071,916,
   including accrued interest).
   (cost $72,617,234)  ......................................                             72,617,234        11.6
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $556,824,591)  * ....................                            620,274,955        99.0
Other Assets and Liabilities ................................                              6,067,162         1.0
                                                                                        ------------       -----

NET ASSETS ..................................................                           $626,342,117       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting less than 1.5% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             Enzon, Inc. Preferred..........................       3/22/90       16,000  $   400,000   $13.90
             Spiros Development Corp........................       1/3/96        100,000   3,000,000   91.61

          * For Federal income tax purposes, cost is $558,926,202 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  88,802,844
                 Unrealized depreciation:           (27,454,091)
                                                  -------------
                 Net unrealized appreciation:     $  61,348,753
                                                  -------------
                                                  -------------

             Abbreviation:
             ADR--American Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F12

                           GT GLOBAL HEALTH CARE FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                            PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------
                                                 FIXED INCOME,   SHORT-TERM
                                                   RIGHTS &        &
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS      OTHER  TOTAL
--------------------------------------  ------   -------------   -----  -----
France (FR/FRF) ......................    1.3         0.1                 1.4
Germany (GER/DEM) ....................    0.6                             0.6
Ireland (IRE/IEP) ....................    0.3                             0.3
Israel (ISRL/ILS) ....................    0.1                             0.1
Mexico (MEX/MXN) .....................    0.4                             0.4
Singapore (SING/SGD) .................    0.4                             0.4
Switzerland (SWTZ/CHF) ...............    0.1                             0.1
United States (US/USD) ...............   84.1                    12.6    96.7
                                        ------        ---        -----  -----
Total  ...............................   87.3         0.1        12.6   100.0
                                        ------        ---        -----  -----
                                        ------        ---        -----  -----

--------------

{d}  Percentages indicated are based on net assets of $626,342,117.

    The accompanying notes are an integral part of the financial statements.

                                      F13

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Energy (31.2%)
  Hub Power Co.-/- ...........................................   PAK         2,400,000   $ 3,206,835         3.3
    ELECTRICAL & GAS UTILITIES
  Enron Global Power & Pipelines L.L.C. ......................   US             90,000     3,099,375         3.2
    ELECTRICAL & GAS UTILITIES
  Endesa S.A. - ADR{\/} ......................................   SPN           160,000     2,980,000         3.0
    ELECTRICAL & GAS UTILITIES
  Shaw Group, Inc.-/- ........................................   US            140,300     2,928,763         3.0
    ENERGY EQUIPMENT & SERVICES
  IES Industries, Inc. .......................................   US             81,000     2,612,250         2.7
    ELECTRICAL & GAS UTILITIES
  Light - Participacoes S.A. .................................   BRZL        9,910,000     2,535,033         2.6
    ELECTRICAL & GAS UTILITIES
  Edison S.p.A. ..............................................   ITLY          450,000     2,370,058         2.4
    ELECTRICAL & GAS UTILITIES
  Light - Servicos de Electricidade S.A. .....................   BRZL        7,000,000     2,324,020         2.4
    ELECTRICAL & GAS UTILITIES
  EVN Energie-Versorgung Niederoesterreich AG ................   ASTRI          16,800     1,948,628         2.0
    ELECTRICAL & GAS UTILITIES
  Giant Industries, Inc. .....................................   US            102,600     1,840,388         1.9
    OIL
  AES Corp.-/- ...............................................   US             45,264     1,793,586         1.8
    ELECTRICAL & GAS UTILITIES
  BSES Ltd. - 144A GDR{.} {\/} ...............................   IND            70,000     1,085,000         1.1
    ELECTRICAL & GAS UTILITIES
  Companhia Energetica de Minas Gerais (CEMIG) - ADR{\/} .....   BRZL           24,900       996,000         1.0
    ELECTRICAL & GAS UTILITIES
  MetroGas S.A. - ADR{\/} ....................................   ARG           111,051       805,120         0.8
    ELECTRICAL & GAS UTILITIES
                                                                                         -----------
                                                                                          30,525,056
                                                                                         -----------
Services (23.1%)
  Canadian National Railway Co. ..............................   CAN            60,900     3,284,415         3.3
    TRANSPORTATION - ROAD & RAIL
  Aeroporti di Roma SpA-/- ...................................   ITLY          286,600     2,606,270         2.7
    TRANSPORTATION - AIRLINES
  Hellenic Telecommunications Organization S.A. ..............   GREC          118,250     2,469,600         2.5
    TELEPHONE NETWORKS
  Telecom Italia SpA - Di Risp-/- ............................   ITLY          600,000     2,415,946         2.5
    TELEPHONE NETWORKS
  SPT Telecom-/- .............................................   CZCH           19,000     2,187,547         2.2
    TELEPHONE NETWORKS
  Tranz Rail Holdings Ltd. - ADR{\/} .........................   NZ            132,000     1,782,000         1.8
    TRANSPORTATION - ROAD & RAIL
  Portugal Telecom S.A. - ADR{\/} ............................   PORT           43,000     1,773,750         1.8
    TELEPHONE NETWORKS
  Paging Network, Inc.-/- ....................................   US            125,000     1,546,875         1.6
    WIRELESS COMMUNICATIONS
  Centennial Cellular Corp. "A"-/- ...........................   US             50,000     1,000,000         1.0
    WIRELESS COMMUNICATIONS

    The accompanying notes are an integral part of the financial statements.

                                      F14

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Services (Continued)
  DDI Corp. ..................................................   JPN               295   $   985,786         1.0
    WIRELESS COMMUNICATIONS
  Telefonica del Peru S.A. - ADR{\/} .........................   PERU           40,900       807,775         0.8
    TELEPHONE NETWORKS
  Compania Anonima Nacional Telefonos de Venezuela (CANTV) -
   ADR{\/} ...................................................   VENZ           16,000       700,000         0.7
    TELEPHONE NETWORKS
  Pakistan Telecommunications Co., Ltd.: .....................   PAK                --            --         0.6
    TELEPHONE NETWORKS
    GDR{\/} ..................................................   --              4,892       396,252          --
    "A" ......................................................   --            280,000       235,741          --
  Philippine Long Distance Telephone Co. - ADR{\/} ...........   PHIL           20,000       485,000         0.5
    TELEPHONE NETWORKS
  China Telecom (Hong Kong) Ltd.-/- ..........................   HK             80,000       127,814         0.1
    WIRELESS COMMUNICATIONS
                                                                                         -----------
                                                                                          22,804,771
                                                                                         -----------
Materials/Basic Industry (20.8%)
  Giant Cement Holding, Inc.-/- ..............................   US            179,800     4,360,150         4.4
    CEMENT
  La Cementos Nacional, C.A. - 144A GDR{.} {\/} ..............   ECDR           15,060     3,162,600         3.2
    CEMENT
  Northwest Pipe Co.-/- ......................................   US            127,500     3,091,875         3.2
    METALS - STEEL
  IPSCO, Inc. ................................................   CAN            67,600     2,926,199         3.0
    METALS - STEEL
  Hylsamex, S.A. de C.V. - 144A ADR{.} {\/} ..................   MEX            75,000     2,896,875         3.0
    METALS - STEEL
  NS Group, Inc.-/- ..........................................   US             98,100     2,624,175         2.7
    METALS - STEEL
  Suez Cement Co. - Reg S GDR{c} {\/} ........................   EGPT           60,000     1,245,000         1.3
    CEMENT
                                                                                         -----------
                                                                                          20,306,874
                                                                                         -----------
Capital Goods (9.3%)
  Doncasters PLC - ADR-/- {\/} ...............................   UK            139,600     3,760,474         3.8
    AEROSPACE/DEFENSE
  Caterpillar, Inc. ..........................................   US             60,000     3,075,000         3.1
    MACHINERY & ENGINEERING
  KCI Konecranes International ...............................   FIN            42,660     1,664,636         1.7
    MACHINERY & ENGINEERING
  United Engineers Ltd. ......................................   MAL           270,000       640,733         0.7
    CONSTRUCTION
                                                                                         -----------
                                                                                           9,140,843
                                                                                         -----------
Technology (7.8%)
  Tadiran Telecommunications Ltd.{\/} ........................   ISRL          130,000     2,941,250         3.0
    TELECOM TECHNOLOGY
  Emcore Corp.-/- ............................................   US            123,000     2,367,750         2.4
    SEMICONDUCTORS

    The accompanying notes are an integral part of the financial statements.

                                      F15

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                            VALUE        % OF NET
EQUITY INVESTMENTS                                              COUNTRY      SHARES       (NOTE 1)        ASSETS
--------------------------------------------------------------  --------   -----------   -----------   -------------
Technology (Continued)
  Cisco Systems, Inc.-/- .....................................   US             21,000   $ 1,722,656         1.8
    NETWORKING
  Asia Pacific Wire & Cable Corporation Ltd.-/- {\/} .........   SING           59,400       549,450         0.6
    TELECOM TECHNOLOGY
                                                                                         -----------
                                                                                           7,581,106
                                                                                         -----------
Multi-Industry/Miscellaneous (4.7%)
  Mannesmann AG ..............................................   GER             7,500     3,166,135         3.2
    MULTI-INDUSTRY
  E.R.G. Ltd. ................................................   AUSL        1,689,040     1,436,723         1.5
    MULTI-INDUSTRY
                                                                                         -----------
                                                                                           4,602,858
                                                                                         -----------       -----

TOTAL EQUITY INVESTMENTS (cost $76,186,714) ..................                            94,961,508        96.9
                                                                                         -----------       -----

                                                                                            VALUE        % OF NET
REPURCHASE AGREEMENT                                                                      (NOTE 1)        ASSETS
--------------------------------------------------------------                           -----------   -------------
  Dated October 31, 1997, with State Street Bank & Trust Co., due November 3, 1997, for an effective yield of 5.57%,
   collateralized by $1,680,000 U.S. Treasury Bond, 8.875% due
   8/15/17 (market value of collateral is $2,204,053,
   including accrued interest). (cost $2,156,334)  ...........                             2,156,334         2.2
                                                                                         -----------       -----

TOTAL INVESTMENTS (cost $78,343,048)  * ......................                            97,117,842        99.1
Other Assets and Liabilities .................................                               901,217         0.9
                                                                                         -----------       -----

NET ASSETS ...................................................                           $98,019,059       100.0
                                                                                         -----------       -----
                                                                                         -----------       -----

--------------

       {\/}  U.S. currency denominated.
        -/-  Non-income producing security.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {c} Security issued under Regulation S. Rule 144A and additional restrictions may apply in the resale of such securities.
          * For Federal income tax purposes, cost is $78,343,048 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  23,477,043
                 Unrealized depreciation:            (4,702,249)
                                                  -------------
                 Net unrealized appreciation:     $  18,774,794
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F16

                  GT GLOBAL INFRASTRUCTURE FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Argentina (ARG/ARS) ..................    0.8                   0.8
Australia (AUSL/AUD) .................    1.5                   1.5
Austria (ASTRI/ATS) ..................    2.0                   2.0
Brazil (BRZL/BRL) ....................    6.0                   6.0
Canada (CAN/CAD) .....................    6.3                   6.3
Czech Republic (CZCH/CSK) ............    2.2                   2.2
Ecuador (ECDR/ECS) ...................    3.2                   3.2
Egypt (EGPT/EGP) .....................    1.3                   1.3
Finland (FIN/FIM) ....................    1.7                   1.7
Germany (GER/DEM) ....................    3.2                   3.2
Greece (GREC/GRD) ....................    2.5                   2.5
Hong Kong (HK/HKD) ...................    0.1                   0.1
India (IND/INR) ......................    1.1                   1.1
Israel (ISRL/ILS) ....................    3.0                   3.0
Italy (ITLY/ITL) .....................    7.6                   7.6
Japan (JPN/JPY) ......................    1.0                   1.0
Malaysia (MAL/MYR) ...................    0.7                   0.7
Mexico (MEX/MXN) .....................    3.0                   3.0
New Zealand (NZ/NZD) .................    1.8                   1.8
Pakistan (PAK/PKR) ...................    3.9                   3.9
Peru (PERU/PES) ......................    0.8                   0.8
Philippines (PHIL/PHP) ...............    0.5                   0.5
Portugal (PORT/PTE) ..................    1.8                   1.8
Singapore (SING/SGD) .................    0.6                   0.6
Spain (SPN/ESP) ......................    3.0                   3.0
United Kingdom (UK/GBP) ..............    3.8                   3.8
United States & Other (US/USD) .......   32.8        3.1       35.9
Venezuela (VENZ/VEB) .................    0.7                   0.7
                                        ------       ---      -----
Total  ...............................   96.9        3.1      100.0
                                        ------       ---      -----
                                        ------       ---      -----

--------------

{d}  Percentages indicated are based on net assets of $98,019,059.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO SELL:                        (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Deutsche Marks..........................     1,509,823         1.80100  11/28/97   $   (66,180)
Japanese Yen............................       404,821       114.50000  11/12/97        20,506
Japanese Yen............................       368,245       120.70000  01/07/98        (4,948)
Japanese Yen............................        84,327       118.82300  02/04/98          (168)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $2,316,426)...................     2,367,216                                 (50,790)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS A
 PERCENTAGE OF NET ASSETS IS 2.42%.
  Total Open Forward Foreign Currency
   Contracts............................                                           $   (50,790)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F17

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Energy Equipment & Services (53.2%)
  Schlumberger Ltd. .........................................   US             60,800   $  5,320,000         3.1
  Cliffs Drilling Co.-/- ....................................   US             73,100      5,313,456         3.1
  EVI, Inc.-/- ..............................................   US             81,000      5,199,188         3.0
  Varco International, Inc.-/- ..............................   US             85,000      5,179,688         3.0
  Cooper Cameron Corp.-/- ...................................   US             71,500      5,165,875         3.0
  Precision Drilling Corp.-/- ...............................   CAN           162,300      4,980,581         2.9
  Nabors Industries, Inc.-/- ................................   US            120,200      4,943,225         2.9
  Patterson Energy, Inc.-/- .................................   US             86,800      4,860,800         2.8
  UTI Energy Corp.-/- .......................................   US            107,700      4,806,113         2.8
  Key Energy Group, Inc.-/- .................................   US            147,600      4,630,950         2.7
  Pool Energy Services Co.-/- ...............................   US            133,600      4,534,050         2.6
  Diamond Offshore Drilling, Inc. ...........................   US             72,000      4,482,000         2.6
  Helmerich & Payne, Inc. ...................................   US             51,300      4,139,269         2.4
  BJ Services Co.-/- ........................................   US             43,600      3,695,100         2.1
  Santa Fe International Corp.-/- ...........................   US             71,700      3,526,744         2.1
  Falcon Drilling Co., Inc.-/- ..............................   US             96,900      3,524,738         2.0
  Smith International, Inc.-/- ..............................   US             41,900      3,194,875         1.9
  Bonus Resource Services Corp.-/- ..........................   CAN           482,284      2,361,453         1.4
  Veritas DGC, Inc.-/- ......................................   US             56,400      2,308,875         1.3
  Noble Drilling Corp.-/- ...................................   US             64,300      2,286,669         1.3
  Fred Olsen Energy ASA-/- ..................................   NOR            74,500      2,053,003         1.2
  Computalog Ltd.-/- ........................................   CAN            58,800      1,189,185         0.7
  Rowan Cos., Inc.-/- .......................................   US             30,000      1,166,250         0.7
  Enerflex Systems Ltd. .....................................   CAN            38,000      1,078,626         0.6
  Hanover Compressor Co.-/- .................................   US             42,100        910,413         0.5
  Dril-Quip, Inc.-/- ........................................   US             22,700        814,363         0.5
                                                                                        ------------
                                                                                          91,665,489
                                                                                        ------------
Metals - Steel (13.5%)
  IPSCO, Inc. ...............................................   CAN           111,700      4,835,155         2.8
  Tubos de Acero de Mexico S.A. - ADR{\/} -/- ...............   MEX           227,800      4,598,713         2.7
  Prudential Steel Ltd. .....................................   CAN           102,200      4,278,882         2.5
  NS Group, Inc.-/- .........................................   US            130,300      3,485,525         2.0
  Oregon Steel Mills, Inc. ..................................   US            146,800      3,091,975         1.8
  Maverick Tube Corp.-/- ....................................   US             81,600      2,876,400         1.7
                                                                                        ------------
                                                                                          23,166,650
                                                                                        ------------
Construction (10.8%)
  National-Oilwell, Inc.-/- .................................   US             71,501      5,474,292         3.2
  Global Industries Ltd.-/- .................................   US            248,800      5,007,100         2.9
  Cal Dive International, Inc.-/- ...........................   US             80,000      2,500,000         1.5
  Halter Marine Group, Inc.-/- ..............................   US             43,600      2,280,825         1.3
  Coflexip - ADR{\/} ........................................   FR             34,300      1,886,500         1.1
  Bouygues Offshore S.A. - ADR{\/} ..........................   FR             31,900        773,575         0.4
  TransCoastal Marine Services, Inc.-/- .....................   US             19,200        477,600         0.3

    The accompanying notes are an integral part of the financial statements.

                                      F18

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Construction (Continued)
  UNIFAB International, Inc.-/- .............................   US              4,200   $    134,400         0.1
                                                                                        ------------
                                                                                          18,534,292
                                                                                        ------------
Oil (10.0%)
  Giant Industries, Inc. ....................................   US            201,100      3,607,231         2.1
  Orogen Minerals Ltd. - 144A ADR{.} {\/} ...................   AUSL          111,200      3,030,200         1.8
  Canadian Fracmaster Ltd.-/- ...............................   CAN           261,500      2,597,928         1.5
  Ranger Oil Ltd. ...........................................   CAN           280,900      2,431,862         1.4
  Black Sea Energy Ltd.-/- ..................................   CAN         1,139,600      2,345,189         1.4
  ERG SpA-/- ................................................   ITLY          373,000      1,535,837         0.9
  Petroleo Brasileiro S.A. (Petrobras) Preferred ............   BRZL        7,900,000      1,469,067         0.9
                                                                                        ------------
                                                                                          17,017,314
                                                                                        ------------
Chemicals (2.5%)
  Ciba Specialty Chemicals AG-/- ............................   SWTZ           43,360      4,258,571         2.5
                                                                                        ------------
Paper/Packaging (2.4%)
  Fort James Corp. ..........................................   US             66,962      2,657,554         1.5
  Jefferson Smurfit Corp.-/- ................................   US            100,400      1,506,000         0.9
                                                                                        ------------
                                                                                           4,163,554
                                                                                        ------------
Gas Production & Distribution (2.4%)
  Comstock Resources, Inc.-/- ...............................   US            232,400      3,892,700         2.3
  Berkley Petroleum Corp.-/- ................................   CAN            20,400        233,792         0.1
                                                                                        ------------
                                                                                           4,126,492
                                                                                        ------------
Industrial Components (2.2%)
  Encore Wire Corp.-/- ......................................   US            132,950      3,755,838         2.2
                                                                                        ------------

    The accompanying notes are an integral part of the financial statements.

                                      F19

                GT GLOBAL NATURAL RESOURCES FUND - CONSOLIDATED

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                           VALUE         % OF NET
EQUITY INVESTMENTS                                             COUNTRY      SHARES        (NOTE 1)        ASSETS
-------------------------------------------------------------  --------   -----------   ------------   -------------
Consumer Services (2.0%)
  American Disposal Services, Inc.-/- .......................   US             95,500   $  3,366,375         2.0
                                                                                        ------------
Forest Products (0.7%)
  The TimberWest Timber Trust Special Warrants(.) (::) ......   CAN           422,700      1,124,840         0.7
                                                                                        ------------       -----

TOTAL EQUITY INVESTMENTS (cost $136,805,346) ................                            171,179,415        99.7
                                                                                        ------------       -----

TOTAL INVESTMENTS (cost $136,805,346)  * ....................                            171,179,415        99.7
Other Assets and Liabilities ................................                                494,158         0.3
                                                                                        ------------       -----

NET ASSETS ..................................................                           $171,673,573       100.0
                                                                                        ------------       -----
                                                                                        ------------       -----

--------------

        -/-  Non-income producing security.
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (see Note 1 of Notes to Financial Statements).
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted security constituting 0.7% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the security is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             The TimberWest Timber Trust Special Warrants...       8/7/97        422,700 $ 1,142,844   $2.66

          * For Federal income tax purposes, cost is $137,392,339 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $  37,982,563
                 Unrealized depreciation:            (4,195,487)
                                                  -------------
                 Net unrealized appreciation:     $  33,787,076
                                                  -------------
                                                  -------------

    Abbreviation:
    ADR--American Depository Receipt

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                         PERCENTAGE OF NET ASSETS
                                                    {D}
                                        ---------------------------
                                                 SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY    & OTHER     TOTAL
--------------------------------------  ------   ----------   -----
Australia (AUSL/AUD) .................    1.8                   1.8
Brazil (BRZL/BRL) ....................    0.9                   0.9
Canada (CAN/CAD) .....................   16.0                  16.0
France (FR/FRF) ......................    1.5                   1.5
Italy (ITLY/ITL) .....................    0.9                   0.9
Mexico (MEX/MXN) .....................    2.7                   2.7
Norway (NOR/NOK) .....................    1.2                   1.2
Switzerland (SWTZ/CHF) ...............    2.5                   2.5
United States (US/USD) ...............   72.2        0.3       72.5
                                        ------     -----      -----
Total  ...............................   99.7        0.3      100.0
                                        ------     -----      -----
                                        ------     -----      -----

--------------

{d}  Percentages indicated are based on net assets of $171,673,573.

    The accompanying notes are an integral part of the financial statements.

                                      F20

                       GT GLOBAL TELECOMMUNICATIONS FUND

                            PORTFOLIO OF INVESTMENTS

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telecom Equipment (28.0%)
  Nokia AB "A" ............................................   FIN         1,059,160   $   92,479,819         5.4
  ECI Telecommunications Ltd.{\/} .........................   ISRL        2,609,500       72,087,438         4.2
  Newbridge Networks Corp.-/- .............................   CAN         1,332,300       71,049,067         4.1
  Telefonaktiebolaget LM Ericsson: ........................   SWDN               --               --         3.1
    "B" Free-/- ...........................................   --            871,200       38,397,307          --
    ADR{\/} ...............................................   --            350,480       15,508,740          --
  DSC Communications Corp.-/- .............................   US          1,220,100       29,739,938         1.7
  Corning, Inc. ...........................................   US            600,000       27,075,000         1.6
  P-COM, Inc.-/- ..........................................   US          1,200,000       24,150,000         1.4
  ANTEC Corp.-/- ..........................................   US          1,162,300       18,306,225         1.1
  Tekelec-/- ..............................................   US            428,900       17,960,188         1.0
  Tellabs, Inc.-/- ........................................   US            240,000       12,960,000         0.8
  Pairgain Technologies, Inc.-/- ..........................   US            428,800       12,113,600         0.7
  Tadiran Ltd. - ADR{\/} ..................................   ISRL          246,100        9,290,275         0.5
  Geotek Communications, Inc.-/- ..........................   US          2,471,100        8,957,738         0.5
  Champion Technology Holding Ltd. ........................   HK         67,154,902        8,166,314         0.5
  Teledata Communications Ltd.-/- {\/} ....................   ISRL          198,000        6,138,000         0.4
  Allen Telecom, Inc.-/- ..................................   US            300,000        5,662,500         0.3
  Netas Telekomunik-/- ....................................   TRKY       17,820,000        5,343,474         0.3
  Ascend Communications, Inc.-/- ..........................   US            160,000        4,330,000         0.3
  Himachal Futuristic Communications Ltd. - 144A GDR{.} -/-
   {\/} (.) (::) ..........................................   IND         1,248,000        2,184,000         0.1
  Sapura Telecommunications Bhd. ..........................   MAL         1,155,000          680,024          --
  Kantone Holding Ltd.-/- .................................   HK          6,256,868          639,447          --
                                                                                      --------------
                                                                                         483,219,094
                                                                                      --------------
Telephone Networks (22.4%)
  Telecom Italia S.p.A.: ..................................   ITLY               --               --         3.8
    Di Risp-/- ............................................   --         13,989,767       56,330,863          --
    Common ................................................   --          1,263,334        7,901,199          --
  Telecomunicacoes Brasileiras S.A. (Telebras) -
   ADR{\/} ................................................   BRZL          632,500       64,198,750         3.7
  WorldCom, Inc. ..........................................   US          1,644,290       55,289,251         3.2
  SPT Telecom-/- ..........................................   CZCH          391,340       45,056,567         2.6
  Cable & Wireless Communications - ADR-/- {\/} ...........   UK          1,670,250       30,377,672         1.8
  Hellenic Telecommunications Organization S.A. ...........   GREC        1,286,000       26,857,552         1.6
  NTL, Inc.-/- {\/} .......................................   UK            855,833       23,214,470         1.4
  Carso Global Telecom "A1" ...............................   MEX         7,036,683       23,090,433         1.3
  France Telecom S.A.: ....................................   FR                 --               --         0.9
    ADR-/- {\/} ...........................................   --            320,000       12,120,000          --
    Common-/- .............................................   --             85,500        3,237,187          --
  Ionica Group PLC-/- .....................................   UK          1,456,400        7,523,838         0.4
  Atlantic Tele-Network, Inc.-/- ..........................   US            500,100        6,313,763         0.4
  Telefonica del Peru S.A. - ADR{\/} ......................   PERU          318,400        6,288,400         0.4
  Russian Telecommunications Development Corp.: ...........   RUS                --               --         0.3
    Non-Voting(.) -/- {\/} (::) ...........................   --            453,000        3,397,500          --
    Voting(.) -/- {\/} (::) ...............................   --            331,000        2,482,500          --
  Compania Anonima Nacional Telefonos de Venezuela (CANTV)
   - ADR{\/ } .............................................   VENZ           96,000        4,200,000         0.2
  PLD Telekon, Inc.-/- {\/} (.) ...........................   RUS           510,000        4,016,250         0.2

    The accompanying notes are an integral part of the financial statements.

                                      F21

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Telephone Networks (Continued)
  TelecomAsia Corp. - Foreign-/- ..........................   THAI        6,622,652   $    2,965,367         0.2
                                                                                      --------------
                                                                                         384,861,562
                                                                                      --------------
Wireless Communications (17.3%)
  Nextel Communications, Inc. "A"-/- ......................   US          2,745,700       72,074,625         4.2
  Millicom International Cellular S.A.{::} -/- {\/} .......   LUX         1,057,000       44,394,000         2.6
  DDI Corp. ...............................................   JPN             9,320       31,144,140         1.8
  Grupo Iusacell S.A. "L" - ADR-/- {\/} ...................   MEX         1,672,100       30,097,800         1.8
  Paging Network, Inc.-/- .................................   US          2,165,000       26,791,875         1.6
  Clearnet Communications, Inc. "A"-/- ....................   CAN         1,138,100       17,848,432         1.0
  WinStar Communications, Inc.-/- .........................   US            667,700       15,273,638         0.9
  Western Wireless Corp. "A"-/- ...........................   US            750,300       13,411,613         0.8
  Telecom Italia Mobile S.p.A. - Di Risp ..................   ITLY        5,425,700       11,086,917         0.6
  Advanced Info. Service - Foreign ........................   THAI        1,993,150       10,709,463         0.6
  Vimpel-Communications - ADR-/- {\/} .....................   RUS           250,000        8,187,500         0.5
  Powertel, Inc.-/- .......................................   US            365,000        6,638,438         0.4
  Microcell Telecommunications, Inc. "B"-/- {\/} ..........   CAN           596,400        5,330,325         0.3
  China Telecom (Hong Kong) Ltd.-/- .......................   HK          1,452,000        2,319,819         0.1
  SK Telecom Co., Ltd. - ADR{\/} ..........................   KOR           289,900        1,594,450         0.1
                                                                                      --------------
                                                                                         296,903,035
                                                                                      --------------
Telephone - Long Distance (5.7%)
  Tel-Save Holdings, Inc.-/- ..............................   US          2,000,000       43,000,000         2.5
  Call-Net Enterprises, Inc.: .............................   CAN                --               --         2.2
    "B"-/- ................................................   --          1,036,700       20,966,470          --
    "A"-/- ................................................   --            519,400       10,688,760          --
    "B" - 144A{.} -/- .....................................   --            379,400        7,673,077          --
  Bell Canada International, Inc.: ........................   CAN                --               --         0.8
    Common-/- .............................................   --            717,300       12,165,392          --
    Common-/- {\/} ........................................   --            132,500        2,235,938          --
  RSL Communications Ltd. "A"-/- ..........................   US            136,000        3,196,000         0.2
                                                                                      --------------
                                                                                          99,925,637
                                                                                      --------------
Telephone - Regional/Local (5.6%)
  ICG Communications, Inc.-/- .............................   US          1,504,600       34,605,800         2.0
  Intermedia Communications of Florida, Inc.-/- ...........   US            613,900       27,855,713         1.6
  Teleport Communications Group, Inc. "A"-/- ..............   US            364,000       17,608,500         1.0
  ING Barings Russian Regional Telecommunications Basket
   Bridge Certificates-/- {\/} {=} ........................   RUS             1,749       14,383,024         0.8
  Brooks Fiber Properties, Inc.-/- ........................   US             41,400        2,302,875         0.1
  NEXTLINK Communications, Inc. "A"-/- ....................   US             78,000        1,764,750         0.1
                                                                                      --------------
                                                                                          98,520,662
                                                                                      --------------
Multi-Industry (4.7%)
  Mannesmann AG ...........................................   GER           140,900       59,481,125         3.5
  Grupo Carso, S.A. de C.V. "A1" ..........................   MEX         3,300,000       20,985,629         1.2
                                                                                      --------------
                                                                                          80,466,754
                                                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                      F22

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                          VALUE          % OF NET
EQUITY INVESTMENTS                                           COUNTRY      SHARES         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Aerospace/Defense (2.6%)
  Orbital Sciences Corp.{::} -/- ..........................   US          1,838,500   $   44,813,438         2.6
                                                                                      --------------
Telecom Technology (2.5%)
  Uniphase Corp.-/- .......................................   US            449,900       30,199,538         1.8
  Three-Five Systems, Inc.{::} -/- ........................   US            599,000       12,429,250         0.7
                                                                                      --------------
                                                                                          42,628,788
                                                                                      --------------
Cable Television (1.6%)
  Comcast Corp. "A" .......................................   US            604,300       16,618,250         1.0
  Comcast UK Cable Partners Ltd. "A"-/- ...................   UK            415,000        4,707,656         0.3
  United International Holdings, Inc. "A"-/- ..............   US            373,000        4,615,875         0.3
                                                                                      --------------
                                                                                          25,941,781
                                                                                      --------------
Broadcasting & Publishing (1.4%)
  EchoStar Communications Corp. "A"{::} ...................   US            609,200       11,574,800         0.7
  Sistem Televisyen Malaysia Bhd. .........................   MAL         7,436,000        7,549,919         0.4
  Seat SpA-/- .............................................   ITLY       16,820,000        4,413,481         0.3
                                                                                      --------------
                                                                                          23,538,200
                                                                                      --------------
Semiconductors (0.8%)
  DSP Communications, Inc.-/- .............................   US            624,000       11,544,000         0.7
  General Semiconductor, Inc.-/- ..........................   US            175,000        1,990,625         0.1
                                                                                      --------------
                                                                                          13,534,625
                                                                                      --------------
Retailers - Other (0.3%)
  Asia Food & Properties Ltd.-/- {\/} .....................   SING       14,192,000        4,328,560         0.3
  Gran Cadena de Almacenes Colombianos S.A. ...............   COL            66,560           82,032          --
                                                                                      --------------
                                                                                           4,410,592
                                                                                      --------------
Networking (0.2%)
  3Com Corp.-/- ...........................................   US             80,100        3,319,144         0.2
                                                                                      --------------       -----

TOTAL EQUITY INVESTMENTS (cost $1,274,850,186) ............                            1,602,083,312        93.1
                                                                                      --------------       -----

                                                                         PRINCIPAL        VALUE          % OF NET
FIXED INCOME INVESTMENTS                                     CURRENCY     AMOUNT         (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
Structured Note (2.2%)
  Russia (2.2%)
    Credit Suisse Financial Products Russian Equity Linked
     Note, 3.3% due 4/29/98 (This is an equity linked note.
     The value of this note is linked to the underlying
     value of Rostelecom.)-/- (.) .........................   USD        38,000,000       37,012,000         2.2
                                                                                      --------------       -----

TOTAL FIXED INCOME INVESTMENTS (cost $38,000,000) .........                               37,012,000         2.2
                                                                                      --------------       -----

    The accompanying notes are an integral part of the financial statements.

                                      F23

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

                                                                          NO. OF          VALUE          % OF NET
WARRANTS                                                     COUNTRY     WARRANTS        (NOTE 1)         ASSETS
-----------------------------------------------------------  --------   -----------   --------------   -------------
  Asia Food & Properties Ltd. Warrants, expire
   7/12/02{\/} ............................................   SING        1,064,400   $      191,592          --
    FOOD
  American Satellite Network Warrants, expire 1/1/99(::)
   (.) ....................................................   US             65,825               --          --
    WIRELESS COMMUNICATIONS
                                                                                      --------------       -----

TOTAL WARRANTS (cost $484,741) ............................                                  191,592          --
                                                                                      --------------       -----

                                                                                          VALUE          % OF NET
REPURCHASE AGREEMENT                                                                     (NOTE 1)         ASSETS
-----------------------------------------------------------                           --------------   -------------
  Dated October 31, 1997, with State Street Bank & Trust
   Co., due November 3, 1997, for an effective yield of
   5.57%, collateralized by $35,290,000 U.S. Treasury Bond,
   8.875% due 8/15/17 (market value of collateral is
   $46,298,227, including accrued interest).
   (cost $45,388,021)  ....................................                               45,388,021         2.6
                                                                                      --------------       -----

TOTAL INVESTMENTS (cost $1,358,722,948)  * ................                            1,684,674,925        97.9
Other Assets and Liabilities ..............................                               36,444,134         2.1
                                                                                      --------------       -----

NET ASSETS ................................................                           $1,721,119,059       100.0
                                                                                      --------------       -----
                                                                                      --------------       -----

--------------

        -/-  Non-income producing security.
       {::} Security was an affiliate at October 31, 1997 (see Note 6 of Notes to Financial Statements).
       {\/}  U.S. currency denominated.
        {.} Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        {=} Issued by ING Barings, the value of which is linked to the underlying value of a basket of shares issued by Russian regional telephone companies.
        (.) Restricted securities: At October 31, 1997 the Fund owned the following restricted securities constituting 2.8% of net assets which may not be publicly sold without registration under the Securities Act of 1933 (Note 1). Additional information on the securities is as follows:

                                                                                                       VALUE
                                                                                                        PER
                                                                                                       SHARE
                                                                                                       (NOTE
             DESCRIPTION                                      ACQUISITION DATE   SHARES     COST         1)
             -----------------------------------------------  -----------------  ------  -----------   ------
             American Satellite Network Warrants, expire
              1/1/99........................................      12/31/93       65,825  $        --   $--
             Credit Suisse Financial Products Russian Equity
              Linked Note, 3.3% due 4/29/98.................       4/29/97       38,000,000  38,000,000 0.97
             Himachal Futuristic Communications Ltd. - 144A
              GDR...........................................       8/1/95        1,248,000   9,604,650 1.75
             PLD Telekon, Inc...............................       8/30/96       510,000   3,498,750   7.88
             Russian Telecommunications Development Corp.:
               Non-voting...................................      12/22/93       453,000   4,530,000   7.50
               Voting.......................................      12/22/93       331,000   3,310,000   7.50

       (::) Valued in good faith at fair value using procedures approved by the Board of Directors (See Note 1 of Notes to Financial Statements).
          * For Federal income tax purposes, cost is $1,359,258,436 and appreciation (depreciation) is as follows:

                 Unrealized appreciation:         $ 519,851,820
                 Unrealized depreciation:          (194,435,331)
                                                  -------------
                 Net unrealized appreciation:     $ 325,416,489
                                                  -------------
                                                  -------------

             Abbreviations:
             ADR--American Depository Receipt
             GDR--Global Depository Receipt

    The accompanying notes are an integral part of the financial statements.

                                      F24

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------

The Fund's Portfolio of Investments at October 31, 1997, was concentrated in the following countries:

                                               PERCENTAGE OF NET ASSETS {D}
                                        -------------------------------------------
                                                 FIXED INCOME,
                                                   RIGHTS &      SHORT-TERM
COUNTRY (COUNTRY CODE/CURRENCY CODE)    EQUITY     WARRANTS       & OTHER     TOTAL
--------------------------------------  ------   -------------   ----------   -----
Brazil (BRZL/BRL) ....................    3.7                                   3.7
Canada (CAN/CAD) .....................    8.4                                   8.4
Czech Republic (CZCH/CSK) ............    2.6                                   2.6
Finland (FIN/FIM) ....................    5.4                                   5.4
France (FR/FRF) ......................    0.9                                   0.9
Germany (GER/DEM) ....................    3.5                                   3.5
Greece (GREC/GRD) ....................    1.6                                   1.6
Hong Kong (HK/HKD) ...................    0.6                                   0.6
India (IND/INR) ......................    0.1                                   0.1
Israel (ISRL/ILS) ....................    5.1                                   5.1
Italy (ITLY/ITL) .....................    4.7                                   4.7
Japan (JPN/JPY) ......................    1.8                                   1.8
Korea (KOR/KRW) ......................    0.1                                   0.1
Luxembourg (LUX/LUF) .................    2.6                                   2.6
Malaysia (MAL/MYR) ...................    0.4                                   0.4
Mexico (MEX/MXN) .....................    4.3                                   4.3
Peru (PERU/PES) ......................    0.4                                   0.4
Russia (RUS/SUR) .....................    1.8         2.2                       4.0
Singapore (SING/SGD) .................    0.3                                   0.3
Sweden (SWDN/SEK) ....................    3.1                                   3.1
Thailand (THAI/THB) ..................    0.8                                   0.8
Turkey (TRKY/TRL) ....................    0.3                                   0.3
United Kingdom (UK/GBP) ..............    3.9                                   3.9
United States (US/USD) ...............   36.5                        4.7       41.2
Venezuela (VENZ/VEB) .................    0.2                                   0.2
                                        ------      -----          -----      -----
Total  ...............................   93.1         2.2            4.7      100.0
                                        ------      -----          -----      -----
                                        ------      -----          -----      -----

--------------

{d}  Percentages indicated are based on net assets of $1,721,119,059.

    The accompanying notes are an integral part of the financial statements.

                                      F25

                       GT GLOBAL TELECOMMUNICATIONS FUND

                                October 31, 1997

--------------------------------------------------------------------------------
                 FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING
                                OCTOBER 31, 1997

                                                                                    UNREALIZED
                                           MARKET VALUE     CONTRACT    DELIVERY   APPRECIATION
CONTRACTS TO BUY:                         (U.S. DOLLARS)      PRICE       DATE    (DEPRECIATION)
----------------------------------------  --------------   -----------  --------  --------------
Japanese Yen............................      13,280,549     118.50000  11/12/97   $  (201,730)
Japanese Yen............................         673,732     118.60000  11/12/97        (9,657)
                                          --------------                          --------------
  Total Contracts to Buy (Payable amount
   $14,165,668).........................      13,954,281                              (211,387)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO BUY AS
 PERCENTAGE OF NET ASSETS IS 0.81%.


CONTRACTS TO SELL:
----------------------------------------
British Pounds..........................      41,535,139       0.60190   1/20/98    (1,170,888)
Deutsche Marks..........................      15,664,388       1.80000  11/21/97      (664,388)
Deutsche Marks..........................       7,948,226       1.72400  11/21/97        (1,591)
Finnish Markka..........................      38,825,761       5.28300   1/21/98      (968,483)
Italian Liras...........................      50,091,184    1730.40000   1/21/98      (969,594)
Japanese Yen............................      23,255,611     113.59900  11/12/97     1,371,807
Japanese Yen............................      17,298,836     114.50000  11/12/97       876,273
Swedish Kronor..........................      51,700,408       7.61030   1/21/98      (979,674)
                                          --------------                          --------------
  Total Contracts to Sell (Receivable
   amount $243,813,015).................     246,319,553                            (2,506,538)
                                          --------------                          --------------
THE VALUE OF CONTRACTS TO SELL AS
 PERCENTAGE OF NET ASSETS IS 14.31%.
  Total Open Forward Foreign Currency
   Contracts, Net.......................                                           $(2,717,925)
                                                                                  --------------
                                                                                  --------------

----------------
See Note 1 to the financial statements.

    The accompanying notes are an integral part of the financial statements.

                                      F26

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                                 AND LIABILITIES
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Assets:
  Investments in securities: (Note 1)
    At identified cost..........................  1$24,047,571 6$9,090,966  $484,207,357 7$6,186,714 $136,805,346 $1,313,334,927
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    At value....................................  1$32,596,014 7$6,932,464  $547,657,721 9$4,961,508 $171,179,415 $1,639,286,904
    Repurchase Agreement, at value and cost
     (Note 1)...................................   5,697,881    2,708,419   72,617,234   2,156,334           --   45,388,021
  U.S. currency.................................         303           --          390         128          705    1,822,076
  Foreign currencies (cost $249,434, $290,416,
   $32,405, $252,788, $2,016,446, and $938,200,
   respectively)................................     247,103      290,889       32,773     257,815    2,016,446      944,514
  Dividends and dividend withholding tax
   reclaims receivable..........................      29,063       50,112       10,585      25,624       15,438      403,424
  Interest receivable...........................          --           --           --          --           --      639,026
  Receivable for forward foreign currency
   contracts -- closed, net (Note 1)............          --           --           --       5,096           --           --
  Receivable for Fund shares sold...............     585,508    1,011,553   13,993,515     141,205    5,010,514   15,407,247
  Receivable for open forward foreign currency
   contracts (Note 1)...........................          --       59,877           --          --           --           --
  Receivable for securities sold................  25,634,646    1,515,031    6,745,139   1,309,852    6,715,639   28,894,370
  Unamortized organizational costs (Note 1).....      22,264       19,944           --      16,280       16,225           --
  Miscellaneous receivable......................      91,501        4,131       36,371          --       33,585       76,388
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total assets................................  164,904,283  82,592,420   641,093,728 98,873,842   184,987,967 1,732,861,970
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Liabilities:
  Payable for custodian fees....................         769       10,403        7,317       1,332        8,200       84,942
  Payable for Directors' and Trustees' fees and
   expenses
   (Note 2).....................................       4,859        4,446        9,136       7,921        5,237       19,588
  Payable for forward foreign currency contracts
   -- closed, net (Note 1)......................          --           --           --          --           --      518,821
  Payable for fund accounting fees (Note 2).....       4,352        1,845       14,194       2,367        3,914       42,359
  Payable for Fund shares repurchased...........     261,522      142,435      882,049     496,631    4,099,045    3,902,530
  Payable for investment management and
   administration fees (Note 2).................     139,166      180,741      536,273      89,949      147,355    1,545,877
  Payable for loan outstanding (Note 1).........          --           --           --          --    4,670,000           --
  Payable for open forward foreign currency
   contracts, net (Note 1)......................          --           --           --      50,790           --    2,717,925
  Payable for printing and postage expenses.....      33,464       23,148       73,457      51,926       45,104      143,320
  Payable for professional fees.................      23,989       25,345       39,780      30,852       35,756       42,564
  Payable for registration and filing fees......       4,130        2,371       15,839       2,078       12,139       21,199
  Payable for securities purchased..............   1,563,285    1,154,504   12,706,263          --    4,125,569      824,693
  Payable for service and distribution expenses
   (Note 2).....................................     114,540       57,009      346,611      74,426      113,980    1,246,800
  Payable for transfer agent fees (Note 2)......      55,435       20,911      111,824      38,302       39,544      578,391
  Other accrued expenses........................      36,359        7,528        8,868       8,109        8,451       53,902
                                                  -----------  -----------  ----------  -----------  ----------  -----------
    Total liabilities...........................   2,241,870    1,630,686   14,751,611     854,683   13,314,294   11,742,911
  Minority interest (Notes 1 & 2)...............         100          100           --         100          100           --
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets......................................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

    The accompanying notes are an integral part of the financial statements.

                                      F27

                             GT GLOBAL THEME FUNDS

                              STATEMENT OF ASSETS
                            AND LIABILITIES  (cont'd)
                                October 31, 1997

--------------------------------------------------------------------------------

                                                                                  GT GLOBAL
                                                  --------------------------------------------------------------------------
                                                   CONSUMER
                                                   PRODUCTS
                                                      AND       FINANCIAL                             NATURAL
                                                   SERVICES     SERVICES                INFRASTRUCTURE RESOURCES
                                                     FUND-        FUND-       HEALTH       FUND-       FUND-      TELECOM-
                                                  CONSOLIDATED CONSOLIDATED    CARE     CONSOLIDATED CONSOLIDATED MUNICATIONS
                                                   (NOTE 1)     (NOTE 1)       FUND      (NOTE 1)     (NOTE 1)      FUND
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class A:
  Net assets....................................  6$2,637,424  2$9,639,233  $472,082,753 3$8,281,107 $69,975,533 $910,801,431
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   2,823,290    1,720,718   16,869,933   2,550,862    3,388,224   50,482,268
  Net asset value and redemption price per
   share........................................   $   22.19    $   17.22   $    27.98   $   15.01   $    20.65  $     18.04
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Maximum offering price per share (100/95.25 of
   Class A net asset value) *...................   $   23.30    $   18.08   $    29.38   $   15.76   $    21.68  $     18.94
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Class B:+
  Net assets....................................  9$3,978,324  4$7,584,875  $147,440,444 5$7,199,440 $86,812,455 $805,535,052
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................   4,298,574    2,803,980    5,406,267   3,878,968    4,262,012   45,831,329
  Net asset value and offering price per
   share........................................   $   21.86    $   16.97   $    27.27   $   14.75   $    20.37  $     17.58
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Advisor Class:
  Net assets....................................   $6,046,565   $3,737,526  $6,818,920   $2,538,512  $14,885,585 $ 4,782,576
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
  Shares outstanding............................     268,724      214,778      240,609     166,702      715,607      261,622
  Net asset value, offering price per share, and
   redemption price per share...................   $   22.50    $   17.40   $    28.34   $   15.23   $    20.80  $     18.28
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Net assets consist of:
  Paid in capital (Note 4)......................  1$39,734,245 7$0,584,296  $418,339,020 7$8,555,962 $132,802,223 $1,284,396,946
  Undistributed net investment income...........          --           --           --          --           --        5,534
  Accumulated net realized gain on investments
   and foreign currency transactions............  14,374,566    2,469,935   144,809,745    733,004    4,606,185  113,512,388
  Net unrealized appreciation (depreciation) on
   translation of assets and liabilities in
   foreign currencies...........................       5,059       65,905     (257,012)    (44,701)    (108,904)  (2,747,786)
  Net unrealized appreciation of investments....   8,548,443    7,841,498   63,450,364  18,774,794   34,374,069  325,951,977
                                                  -----------  -----------  ----------  -----------  ----------  -----------
Total -- representing net assets applicable to
 capital shares outstanding.....................  1$62,662,313 8$0,961,634  $626,342,117 9$8,019,059 $171,673,573 $1,721,119,059
                                                  -----------  -----------  ----------  -----------  ----------  -----------
                                                  -----------  -----------  ----------  -----------  ----------  -----------

----------------
    * On sales of $50,000 or more, the offering price is reduced.
    + Redemption price per share is equal to the net asset value per share less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of the financial statements.

                                      F28

                             GT GLOBAL THEME FUNDS

                            STATEMENT OF OPERATIONS

                          Year ended October 31, 1997

--------------------------------------------------------------------------------

                                                                                    GT GLOBAL
                                                    --------------------------------------------------------------------------
                                                     CONSUMER
                                                     PRODUCTS
                                                        AND       FINANCIAL                              NATURAL
                                                     SERVICES     SERVICES      HEALTH    INFRASTRUCTURE  RESOURCES  TELECOM-
                                                       FUND-        FUND-        CARE        FUND-        FUND-     MUNICATIONS
                                                    CONSOLIDATED CONSOLIDATED    FUND     CONSOLIDATED CONSOLIDATED    FUND
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Investment income:
  Dividend income (net of foreign withholding tax
   of $116,237, $77,681, $47,010, $134,900,
   $37,547, and $1,130,922, respectively).........   $1,313,121   $ 984,532   $1,039,797   $1,596,063   $ 449,578   $12,312,099
  Interest income.................................     547,671      222,469    3,553,024     438,660      389,867    2,451,921
  Other income....................................          --           --       10,693          --           --      100,726
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total investment income.......................   1,860,792    1,207,001    4,603,514   2,034,723      839,445   14,864,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Expenses:
  Investment management and administration fees
   (Note 2).......................................   1,624,151      466,730    5,820,067   1,038,752    1,317,793   17,999,111
  Amortization of organization costs (Note 1).....      10,300       12,622           --      10,300       10,300           --
  Custodian fees (Note 1).........................      37,548       43,877       41,984      32,117       46,437      744,400
  Directors' and Trustees' fees and expenses (Note
   2).............................................      10,068       15,695       13,505      16,060       16,464       27,375
  Fund accounting fees (Note 2)...................      43,330       12,292      153,780      27,303       34,698      493,322
  Professional fees...............................      62,925       77,090       73,277      74,770       86,956       89,205
  Printing and postage expenses...................      53,290       27,560      239,520      49,065       54,239      421,575
  Registration and filing fees....................      75,895       50,741       80,092      54,967       80,810      110,230
  Service and distribution expenses: (Note 2)
    Class A.......................................     351,953       97,454    2,327,631     218,486      291,788    5,105,842
    Class B.......................................     941,035      280,650    1,316,284     621,768      733,200    8,933,516
  Transfer agent fees (Note 2)....................     547,348      177,473    1,346,860     364,416      478,946    5,229,276
  Other expenses..................................      10,567        7,531       34,305      17,058       81,546      619,413
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Total expenses before reductions..............   3,768,410    1,269,715   11,447,305   2,525,062    3,233,177   39,773,265
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Expense reductions (Notes 1 & 5)..............    (244,767)     (31,702)    (178,043)    (84,870)    (138,074)  (1,051,898)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Total net expenses..............................   3,523,643    1,238,013   11,269,262   2,440,192    3,095,103   38,721,367
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net investment loss...............................  (1,662,851)     (31,012)  (6,665,748)   (405,469)  (2,255,658)  (23,856,621)
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
  and foreign currencies: (Note 1)
  Net realized gain on investments................  16,725,116    2,648,364   153,144,761    380,153    7,635,020   101,709,075
  Net realized gain (loss) on foreign currency
   transactions...................................    (557,667)     (19,802)     454,546     398,459      (94,442)  18,717,671
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net realized gain during the year.............  16,167,449    2,628,562   153,599,307    778,612    7,540,578   120,426,746
                                                    -----------  -----------  ----------  -----------  -----------  ----------
  Net change in unrealized appreciation
   (depreciation) on translation of assets and
   liabilities in foreign currencies..............       5,172       58,275     (569,426)   (116,926)    (125,779)  (7,132,389)
  Net change in unrealized appreciation
   (depreciation) of investments..................    (714,518)   6,449,986    1,308,779   8,647,635   18,607,939   217,773,979
                                                    -----------  -----------  ----------  -----------  -----------  ----------
    Net unrealized appreciation (depreciation)
     during the period ...........................    (709,346)   6,508,261      739,353   8,530,709   18,482,160   210,641,590
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net realized and unrealized gain on investments
 and foreign currencies...........................  15,458,103    9,136,823   154,338,660  9,309,321   26,022,738   331,068,336
                                                    -----------  -----------  ----------  -----------  -----------  ----------
Net increase in net assets resulting from
 operations.......................................  1$3,795,252   $9,105,811  $147,672,912  $8,903,852 2$3,767,080  $307,211,715
                                                    -----------  -----------  ----------  -----------  -----------  ----------
                                                    -----------  -----------  ----------  -----------  -----------  ----------

    The accompanying notes are an integral part of the financial statements.

                                      F29

                             GT GLOBAL THEME FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                  GT GLOBAL
                                -----------------------------------------------------------------------------
                                 CONSUMER PRODUCTS AND      FINANCIAL SERVICES
                                        SERVICES             FUND-CONSOLIDATED            HEALTH CARE
                                   FUND-CONSOLIDATED      -----------------------             FUND
                                ------------------------               YEAR ENDED  --------------------------
                                YEAR ENDED   YEAR ENDED   YEAR ENDED    OCTOBER     YEAR ENDED    YEAR ENDED
                                OCTOBER 31,  OCTOBER 31,  OCTOBER 31,     31,      OCTOBER 31,   OCTOBER 31,
                                   1997         1996         1997         1996         1997          1996
                                -----------  -----------  -----------  ----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $(1,662,851) $  (806,945) $   (31,012) $   18,823  $ (6,665,748) $ (4,508,835)
  Net realized gain on
   investments and foreign
   currency transactions......   16,167,449    8,472,742    2,628,562   1,764,380   153,599,307   176,889,538
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................        5,172       (7,034)      58,275      (6,352)     (569,426)     (547,070)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............     (714,518)   8,880,649    6,449,986     615,083     1,308,779   (53,392,951)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   13,795,252   16,539,412    9,105,811   2,391,934   147,672,912   118,440,682
                                -----------  -----------  -----------  ----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (56,390)           --            --
  From net realized gain on
   investments................   (3,424,902)    (217,050)    (580,522)     (8,739)  (34,613,411)  (54,405,334)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --     (37,999)           --            --
  From net realized gain on
   investments................   (4,055,905)    (180,431)    (823,692)     (7,991)   (8,701,491)   (9,956,648)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................           --           --           --        (377)           --            --
  From net realized gain on
   investments................     (308,573)      (5,969)      (5,018)        (43)      (57,488)      (69,184)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Total distributions.......   (7,789,380)    (403,450)  (1,409,232)   (111,539)  (43,372,390)  (64,431,166)
                                -----------  -----------  -----------  ----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  136,239,369  241,650,741  130,520,030  19,900,814  1,007,452,632 2,138,295,778
  Decrease from capital shares
   repurchased................  (151,833,735) (92,740,871) (74,514,633) (15,187,336) (1,062,045,275) (2,113,330,083)
                                -----------  -----------  -----------  ----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............  (15,594,366) 148,909,870   56,005,397   4,713,478   (54,592,643)   24,965,695
                                -----------  -----------  -----------  ----------  ------------  ------------
Total increase (decrease) in
 net assets...................   (9,588,494) 165,045,832   63,701,976   6,993,873    49,707,879    78,975,211
Net assets:
  Beginning of year...........  172,250,807    7,204,975   17,259,658  10,265,785   576,634,238   497,659,027
                                -----------  -----------  -----------  ----------  ------------  ------------
  End of year *...............  $162,662,313 $172,250,807 $80,961,634  $17,259,658 $626,342,117  $576,634,238
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $        --  $        --  $        --  $       --  $         --  $         --
                                -----------  -----------  -----------  ----------  ------------  ------------
                                -----------  -----------  -----------  ----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F30

                             GT GLOBAL THEME FUNDS

                                                                 GT GLOBAL
                                ----------------------------------------------------------------------------
                                    INFRASTRUCTURE
                                  FUND-CONSOLIDATED        NATURAL RESOURCES          TELECOMMUNICATIONS
                                ----------------------     FUND-CONSOLIDATED                 FUND
                                YEAR ENDED  YEAR ENDED  ------------------------  --------------------------
                                 OCTOBER     OCTOBER    YEAR ENDED   YEAR ENDED    YEAR ENDED    YEAR ENDED
                                   31,         31,      OCTOBER 31,  OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                   1997        1996        1997         1996          1997          1996
                                ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net
assets
Operations:
  Net investment income
   (loss).....................  $ (405,469) $ (421,987) $(2,255,658) $(1,055,526) $(23,856,621) $(26,498,477)
  Net realized gain on
   investments and foreign
   currency transactions......     778,612   5,308,138    7,540,578    7,316,705   120,426,746   230,489,793
  Net change in unrealized
   appreciation (depreciation)
   on translation of assets
   and liabilities in foreign
   currencies.................    (116,926)    (86,155)    (125,779)      65,378    (7,132,389)  (21,852,465)
  Net change in unrealized
   appreciation (depreciation)
   of investments.............   8,647,635   9,582,726   18,607,939   14,910,009   217,773,979    (5,766,662)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase in net assets
     resulting from
     operations...............   8,903,852  14,382,722   23,767,080   21,236,566   307,211,715   176,372,189
                                ----------  ----------  -----------  -----------  ------------  ------------
Class A:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --      (46,497)           --            --
  From net realized gain on
   investments................  (1,943,050)         --   (1,915,988)      (9,643)  (95,676,425)  (64,901,484)
Class B:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --           --            --            --
  From net realized gain on
   investments................  (2,733,339)         --   (2,369,395)     (10,136)  (83,596,023)  (54,643,650)
Advisor Class:
Distributions to shareholders:
 (Note 1)
  From net investment
   income.....................          --          --           --         (853)           --            --
  From net realized gain on
   investments................     (17,129)         --     (134,145)         (69)     (176,806)      (33,321)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Total distributions.......  (4,693,518)         --   (4,419,528)     (67,198) (179,449,254) (119,578,455)
                                ----------  ----------  -----------  -----------  ------------  ------------
Capital share transactions:
(Note 4)
  Increase from capital shares
   sold and reinvested........  44,324,471  42,853,853  377,334,346  219,606,793  1,783,734,946 3,156,330,159
  Decrease from capital shares
   repurchased................  (42,934,337) (51,456,466) (336,987,548) (155,468,156) (2,403,405,013) (3,466,020,319)
                                ----------  ----------  -----------  -----------  ------------  ------------
    Net increase (decrease)
     from capital share
     transactions.............   1,390,134  (8,602,613)  40,346,798   64,138,637  (619,670,067) (309,690,160)
                                ----------  ----------  -----------  -----------  ------------  ------------
Total increase (decrease) in
 net assets...................   5,600,468   5,780,109   59,694,350   85,308,005  (491,907,606) (252,896,426)
Net assets:
  Beginning of year...........  92,418,591  86,638,482  111,979,223   26,671,218  2,213,026,665 2,465,923,091
                                ----------  ----------  -----------  -----------  ------------  ------------
  End of year *...............  $98,019,059 $92,418,591 $171,673,573 $111,979,223 $1,721,119,059 $2,213,026,665
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------
 * Includes accumulated net
   investment income/(loss)...  $       --  $       --  $        --  $        --  $      5,534  $      5,534
                                ----------  ----------  -----------  -----------  ------------  ------------
                                ----------  ----------  -----------  -----------  ------------  ------------

    The accompanying notes are an integral part of the financial statements.

                                      F31

                             GT GLOBAL THEME FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                             CONSUMER PRODUCTS AND SERVICES FUND
                                          ------------------------------------------
                                                           CLASS A
                                          ------------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF
                                                                    OPERATIONS) TO
                                          ----------------------     OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)
                                          ----------  ----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.98   $   14.59       $   11.43
                                          ----------  ----------       --------
Income from investment operations:
  Net investment income (loss)..........      (0.15)      (0.22)           0.02*
  Net realized and unrealized gain on
   investments..........................       2.27        7.13            3.14
                                          ----------  ----------       --------
    Net increase from investment
     operations.........................       2.12        6.91            3.16
                                          ----------  ----------       --------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
    Total distributions.................      (0.91)      (0.52)             --
                                          ----------  ----------       --------
Net asset value, end of period..........  $   22.19   $   20.98       $   14.59
                                          ----------  ----------       --------
                                          ----------  ----------       --------

Total investment return (c).............      10.55%      48.82%          27.65 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  62,637   $  76,900       $   4,082
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.72)%     (1.14)%          0.20 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.87)%     (1.24)%        (11.11)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       1.84%       2.24%           2.32 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       1.99%       2.34%          13.63 % (a)
Portfolio turnover rate++...............        392%        169%            240 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F32

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                 CONSUMER PRODUCTS AND SERVICES FUND
                                          ---------------------------------------------------------------------------------
                                                           CLASS B
                                          ------------------------------------------             ADVISOR CLASS+
                                                                                      -------------------------------------
                                                                  DECEMBER 30, 1994
                                          YEAR ENDED OCTOBER 31,   (COMMENCEMENT OF   YEAR ENDED OCTOBER 31,  JUNE 1, 1995
                                                                    OPERATIONS) TO                                 TO
                                          ----------------------     OCTOBER 31,      ----------------------   OCTOBER 31,
                                           1997 (D)    1996 (D)        1995 (D)        1997 (D)    1996 (D)     1995 (D)
                                          ----------  ----------  ------------------  ----------  ----------  -------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   20.79   $   14.53       $   11.43       $   21.15   $   14.64     $   11.84
                                          ----------  ----------       --------       ----------  ----------  -------------
Income from investment operations:
  Net investment income (loss)..........      (0.24)      (0.31)          (0.04) *        (0.04)      (0.13)         0.04*
  Net realized and unrealized gain on
   investments..........................       2.22        7.09            3.14            2.30        7.16          2.76
                                          ----------  ----------       --------       ----------  ----------  -------------
    Net increase from investment
     operations.........................       1.98        6.78            3.10            2.26        7.03          2.80
                                          ----------  ----------       --------       ----------  ----------  -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
    Total distributions.................      (0.91)      (0.52)             --           (0.91)      (0.52)           --
                                          ----------  ----------       --------       ----------  ----------  -------------
Net asset value, end of period..........  $   21.86   $   20.79       $   14.53       $   22.50   $   21.15     $   14.64
                                          ----------  ----------       --------       ----------  ----------  -------------
                                          ----------  ----------       --------       ----------  ----------  -------------

Total investment return (c).............       9.95%      48.11%          27.12 % (b)     11.15%      49.50%        23.65%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  93,978   $  87,904       $   2,959       $   6,047   $   7,446     $     164
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.22)%     (1.64)%         (0.30)% (a)     (0.22)%     (0.64)%        0.70%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.37)%     (1.74)%        (11.61)% (a)     (0.37)%     (0.74)%      (10.61)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.34%       2.74%           2.82 % (a)      1.34%       1.74%         1.82%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.49%       2.84%          14.13 % (a)      1.49%       1.84%        13.13%(a)
Portfolio turnover rate++...............        392%        169%            240 % (a)       392%        169%          240%(a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0319   $  0.0545             N/A       $  0.0319   $  0.0545           N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share operating data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., net investment income per share would have been reduced by $1.12, $1.04 and $0.61 for Class A, Class B and Advisor Class, respectively.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F33

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                          FINANCIAL SERVICES FUND
                                          -------------------------------------------------------
                                                                  CLASS A
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994
                                          ----------  ----------  -----------  ------------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.20   $   11.92    $   11.62       $   11.43
                                          ----------  ----------  -----------       --------
Income from investment operations:
  Net investment income (loss)..........       0.04        0.05*        0.17* *          0.02* * *
  Net realized and unrealized gain on
   investments..........................       3.97        2.36         0.13            0.17
                                          ----------  ----------  -----------       --------
    Net increase from investment
     operations.........................       4.01        2.41         0.30            0.19
                                          ----------  ----------  -----------       --------
Distributions to shareholders:
  From net investment income............         --       (0.12)          --              --
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --
                                          ----------  ----------  -----------       --------
    Total distributions.................      (0.99)      (0.13)          --              --
                                          ----------  ----------  -----------       --------
Net asset value, end of period..........  $   17.22   $   14.20    $   11.92       $   11.62
                                          ----------  ----------  -----------       --------
                                          ----------  ----------  -----------       --------

Total investment return (c).............      29.91%      20.21%        2.58%           1.66 % (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  29,639   $   7,302    $   5,687       $   3,175
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       0.23%       0.41%        1.46%           0.66 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       0.16%      (0.66)%      (5.34)%         (7.26)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.29%       2.32%        2.34%           2.40 % (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.36%       3.39%        9.14%          10.32 % (a)
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F34

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                      FINANCIAL SERVICES FUND
                                          -------------------------------------------------------------------------------
                                                                                                       ADVISOR CLASS+
                                                                  CLASS B                          ----------------------
                                          -------------------------------------------------------
                                                                                  MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,          (COMMENCEMENT OF
                                          -----------------------------------    OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)    1995 (D)     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  -----------  ------------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.06   $   11.83    $   11.60       $   11.43       $   14.26   $   11.95
                                          ----------  ----------  -----------       --------       ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.04)      (0.01) *       0.11* *          0.00 * *      0.12        0.12*
  Net realized and unrealized gain on
   investments..........................       3.94        2.34         0.12            0.17            4.01        2.36
                                          ----------  ----------  -----------       --------       ----------  ----------
    Net increase from investment
     operations.........................       3.90        2.33         0.23            0.17            4.13        2.48
                                          ----------  ----------  -----------       --------       ----------  ----------
Distributions to shareholders:
  From net investment income............         --       (0.09)          --              --              --       (0.16)
  From net realized gain on
   investments..........................      (0.99)      (0.01)          --              --           (0.99)      (0.01)
                                          ----------  ----------  -----------       --------       ----------  ----------
    Total distributions.................      (0.99)      (0.10)          --              --           (0.99)      (0.17)
                                          ----------  ----------  -----------       --------       ----------  ----------
Net asset value, end of period..........  $   16.97   $   14.06    $   11.83       $   11.60       $   17.40   $   14.26
                                          ----------  ----------  -----------       --------       ----------  ----------
                                          ----------  ----------  -----------       --------       ----------  ----------

Total investment return (c).............      29.13%      19.81%        1.98%           1.49 % (b)     30.52%      20.87%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  47,585   $   9,886    $   4,548       $   2,235       $   3,738   $      72
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.27)%     (0.09)%       0.96%           0.16 % (a)      0.73%       0.91%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.34)%     (1.16)%      (5.84)%         (7.76)% (a)      0.66%(a)     (0.16)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.79%       2.82%        2.84%           2.90 % (a)      1.79%       1.82%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.86%       3.89%        9.64%          10.82 % (a)      1.86%       2.89%
Portfolio turnover rate++...............         91%        103%         170%             53 % (a)        91%        103%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0014   $  0.0080          N/A             N/A       $  0.0014   $  0.0080


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                            1995 (D)
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.09
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.09* *
  Net realized and unrealized gain on
   investments..........................         0.77
                                          -------------
    Net increase from investment
     operations.........................         0.86
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.95
                                          -------------
                                          -------------
Total investment return (c).............         7.75%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      31
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.96%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (4.84)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.84%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         8.64%(a)
Portfolio turnover rate++...............          170%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.13 for each of the three classes.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.59, $0.59 and $0.30 for Class A, Class B and Advisor Class, respectively.
 * * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.23 for Class
     A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F35

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                               HEALTH CARE FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)    1993 (D)
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.60   $   21.84   $   19.60   $   17.86   $   17.44
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.25)      (0.17)      (0.15)      (0.22)      (0.15)
  Net realized and unrealized gain on
   investments..........................       6.48        4.79        3.73        2.02        0.57
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       6.23        4.62        3.58        1.80        0.42
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --          --
  In excess of net realized gain on
   investments..........................         --          --          --       (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.06)         --
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   27.98   $   23.60   $   21.84   $   19.60   $   17.86
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      28.36%      23.14%      19.79%      10.11%        2.4%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 472,083   $ 467,861   $ 426,380   $ 438,940   $ 461,113
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.00)%     (0.71)%     (0.72)%     (1.23)%      (0.9)%
  Without expense reductions............      (1.03)%     (0.75)%     (0.78)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.77%       1.80%       1.85%       1.98%        2.0%
  Without expense reductions............       1.80%       1.84%       1.91%        N/A         N/A
Portfolio turnover rate++++.............        149%        157%         99%         64%         61%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F36

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                            HEALTH CARE FUND
                                          -------------------------------------------------------------------------------------
                                                                                                            ADVISOR CLASS+++
                                                                    CLASS B++                            ----------------------
                                          -------------------------------------------------------------
                                                                                          APRIL 1, 1993  YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                   TO
                                          ----------------------------------------------   OCTOBER 31,   ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)     1993 (D)      1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   23.15   $   21.56   $   19.46   $   17.80     $   15.59    $   23.77   $   21.88
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Income from investment operations:
  Net investment loss...................      (0.37)      (0.27)      (0.25)      (0.32)        (0.14)       (0.12)      (0.05)
  Net realized and unrealized gain on
   investments..........................       6.34        4.72        3.69        2.02          2.35         6.54        4.80
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       5.97        4.45        3.44        1.70          2.21         6.42        4.75
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (1.85)      (2.86)      (1.34)         --            --        (1.85)      (2.86)
  In excess of net realized gain on
   investments..........................         --          --          --       (0.04)           --           --          --
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
    Total distributions.................      (1.85)      (2.86)      (1.34)      (0.04)           --        (1.85)      (2.86)
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
Net asset value, end of period..........  $   27.27   $   23.15   $   21.56   $   19.46     $   17.80    $   28.34   $   23.77
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -------------  ----------  ----------

Total investment return (c).............      27.75%      22.59%      19.17%       9.55%         14.2%(b)     29.00%     23.82%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 147,440   $ 107,622   $  70,740   $  39,100     $   8,604    $   6,819   $   1,152
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.50)%     (1.21)%     (1.22)%     (1.73)%        (1.4)%(a)     (0.50)%     (0.21)%
  Without expense reductions............      (1.53)%     (1.25)%     (1.28)%       N/A           N/A        (0.53)%     (0.25)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.27%       2.30%       2.35%       2.48%         2.50%(a)      1.27%      1.30%
  Without expense reductions............       2.30%       2.34%       2.41%        N/A           N/A         1.30%       1.34%
Portfolio turnover rate++++.............        149%        157%         99%         64%           61%         149%        157%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0490   $  0.0548         N/A         N/A           N/A    $  0.0490   $  0.0548


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   18.66
                                          -------------
Income from investment operations:
  Net investment loss...................        (0.02)
  Net realized and unrealized gain on
   investments..........................         3.24
                                          -------------
    Net increase (decrease) from
     investment operations..............         3.22
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
  In excess of net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   21.88
                                          -------------
                                          -------------
Total investment return (c).............        17.10%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     539
Ratio of net investment loss to average
 net assets:
  With expense reductions (Notes 1 &
   5)...................................        (0.22)%(a)
  Without expense reductions............        (0.28)%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.35%(a)
  Without expense reductions............         1.41%(a)
Portfolio turnover rate++++.............           99%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  + All capital shares issued and outstanding as of March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F37

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                           INFRASTRUCTURE FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.42   $   12.11   $   12.47       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.01)      (0.03)      (0.03) *          0.01* *
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.34       (0.33)           1.03
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       1.31        2.31       (0.36)           1.04
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.72)         --          --              --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   15.01   $   14.42   $   12.11       $   12.47
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............       9.38%      19.08%      (2.89)%          9.10% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  38,281   $  38,397   $  36,241       $  23,615
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.09)%     (0.19)%     (0.32)%          0.41% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.17)%     (0.30)%     (0.58)%         (0.47)% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.00%       2.14%       2.36%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.08%       2.25%       2.62%           3.28% (a)
Portfolio turnover rate++...............         41%         41%         45%             18%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F38

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                       INFRASTRUCTURE FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   14.24   $   12.03   $   12.45       $   11.43      $   14.52   $   12.14
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.09)      (0.09)      (0.09) *         (0.01) * *      0.05       0.04
  Net realized and unrealized gain
   (loss) on investments................       1.32        2.30       (0.33)           1.03           1.38        2.34
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       1.23        2.21       (0.42)           1.02           1.43        2.38
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net realized gain on
   investments..........................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.72)         --          --              --          (0.72)         --
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   14.75   $   14.24   $   12.03       $   12.45      $   15.23   $   14.52
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............       8.83%      18.37%      (3.37)%          8.92% (b)     10.10%      19.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  57,199   $  53,678   $  50,181       $  30,954      $   2,539   $     344
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (0.59)%     (0.69)%     (0.82)%         (0.09)% (a)      0.41%      0.31%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (0.67)%     (0.80)%     (1.08)%         (0.97)% (a)      0.33%      0.20%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.50%       2.64%       2.86%           2.90% (a)      1.50%       1.64%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.58%       2.75%       3.12%           3.78% (a)      1.58%       1.75%
Portfolio turnover rate++...............         41%         41%         45%             18%            41%         41%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0046   $  0.0109         N/A             N/A      $  0.0046   $  0.0109


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   12.00
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.02*
  Net realized and unrealized gain
   (loss) on investments................         0.12
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.14
                                          -------------
Distributions to shareholders:
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   12.14
                                          -------------
                                          -------------
Total investment return (c).............         1.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     216
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.18%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.08)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.86%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.12%(a)
Portfolio turnover rate++...............           45%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.03 for Class A shares, $0.03 for Class B shares, and $0.02 for Advisor Class shares.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.02 for Class A and Class B from May 31, 1994 to October 31, 1994.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F39

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.
                                                         NATURAL RESOURCES FUND
                                          -----------------------------------------------------
                                                                 CLASS A
                                          -----------------------------------------------------
                                                                                MAY 31, 1994
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994
                                          ----------  ----------  ----------  -----------------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.43   $   11.44   $   12.41       $   11.43
                                          ----------  ----------  ----------  -----------------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.24)       0.04*           0.06* *
  Net realized and unrealized gain
   (loss) on investments................       4.08        6.28       (0.98)           0.92
                                          ----------  ----------  ----------  -----------------
    Net increase (decrease) from
     investment operations..............       3.83        6.04       (0.94)           0.98
                                          ----------  ----------  ----------  -----------------
Distributions to shareholders:
  From net investment income............         --       (0.04)      (0.03)             --
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --
                                          ----------  ----------  ----------  -----------------
    Total distributions.................      (0.61)      (0.05)      (0.03)             --
                                          ----------  ----------  ----------  -----------------
Net asset value, end of period..........  $   20.65   $   17.43   $   11.44       $   12.41
                                          ----------  ----------  ----------  -----------------
                                          ----------  ----------  ----------  -----------------

Total investment return (c).............      22.64%      53.04%      (7.58)%          8.57% (b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  69,975   $  48,729   $  12,598       $  14,797
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.41)%     (1.55)%      0.41%           2.63% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (1.51)%     (1.65)%     (0.69)%          0.65% (a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.03%       2.20%       2.37%           2.40% (a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.13%       2.30%       3.47%           4.38% (a)
Portfolio turnover rate++...............        321%         94%         87%            137%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F40

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout the period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                     NATURAL RESOURCES FUND
                                          -----------------------------------------------------------------------------
                                                                                                     ADVISOR CLASS+
                                                                 CLASS B                         ----------------------
                                          -----------------------------------------------------
                                                                                MAY 31, 1994     YEAR ENDED OCTOBER 31,
                                                YEAR ENDED OCTOBER 31,        (COMMENCEMENT OF
                                          ----------------------------------   OPERATIONS) TO    ----------------------
                                           1997 (D)    1996 (D)      1995     OCTOBER 31, 1994    1997 (D)    1996 (D)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   17.29   $   11.36   $   12.38       $   11.43      $   17.47   $   11.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.33)      (0.31)      (0.02) *          0.03* *      (0.14)      (0.17)
  Net realized and unrealized gain
   (loss) on investments................       4.02        6.25       (0.98)           0.92           4.08        6.28
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       3.69        5.94       (1.00)           0.95           3.94        6.11
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --       (0.02)             --             --       (0.10)
  From net realized gain on
   investments..........................      (0.61)      (0.01)         --              --          (0.61)      (0.01)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
    Total distributions.................      (0.61)      (0.01)      (0.02)             --          (0.61)      (0.11)
                                          ----------  ----------  ----------  -----------------  ----------  ----------
Net asset value, end of period..........  $   20.37   $   17.29   $   11.36       $   12.38      $   20.80   $   17.47
                                          ----------  ----------  ----------  -----------------  ----------  ----------
                                          ----------  ----------  ----------  -----------------  ----------  ----------

Total investment return (c).............      21.99%      52.39%      (8.05)%          8.31% (b)     23.23%      53.76%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $  86,812   $  57,749   $  13,978       $  13,404      $  14,886   $   5,502
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......      (1.91)%     (2.05)%     (0.09)%          2.13% (a)     (0.91)%     (1.05)%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................      (2.01)%     (2.15)%     (1.19)%          0.15% (a)     (1.01)%     (1.15)%
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......       2.53%       2.70%       2.87%           2.90% (a)      1.53%       1.70%
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................       2.63%       2.80%       3.97%           4.88% (a)      1.63%       1.80%
Portfolio turnover rate++...............        321%         94%         87%            137%           321%         94%
Average commission rate per share paid
 on portfolio transactions++............  $  0.0112   $  0.0243         N/A             N/A      $  0.0112   $  0.0243


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   11.45
                                          -------------
Income from investment operations:
  Net investment income (loss)..........         0.11*
  Net realized and unrealized gain
   (loss) on investments................        (0.09)
                                          -------------
    Net increase (decrease) from
     investment operations..............         0.02
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   11.47
                                          -------------
                                          -------------
Total investment return (c).............         0.17%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $      95
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         0.91%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................        (0.19)%(a)
Ratio of expenses to average net assets:
  With expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc. (Notes 1 & 5).......         1.87%(a)
  Without expense reductions and
   reimbursement by Chancellor LGT Asset
   Management, Inc......................         2.97%(a)
Portfolio turnover rate++...............           87%
Average commission rate per share paid
 on portfolio transactions++............          N/A

----------------

 (a) Annualized
 (b) Not annualized
 (c) Total investment return does not include sales charges.
 (d) These selected per share data were calculated based upon average shares outstanding during the period.
  * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income (loss) per share would have been reduced (increased) by $0.14, $0.13, and $0.12 for Class A, Class B, and Advisor Class, respectively.
 * * Before reimbursement by Chancellor LGT Asset Management, Inc., the net investment income per share would have been reduced by $0.04 for Class A and Class B.
  + Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++ Portfolio turnover and average commission rates are calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F41

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.


                                                           TELECOMMUNICATIONS FUND
                                          ----------------------------------------------------------
                                                                   CLASS A+
                                          ----------------------------------------------------------
                                                            YEAR ENDED OCTOBER 31,
                                          ----------------------------------------------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993
                                          ----------  ----------  ----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.69   $   16.42   $   17.80   $   16.92   $   11.16
                                          ----------  ----------  ----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.17)      (0.13)      (0.09)      (0.01)       0.08
  Net realized and unrealized gain
   (loss) on investments................       2.93        1.22       (0.43)       1.17        5.83
                                          ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.76        1.09       (0.52)       1.16        5.91
                                          ----------  ----------  ----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)      (0.15)
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)         --
                                          ----------  ----------  ----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)      (0.15)
                                          ----------  ----------  ----------  ----------  ----------
Net asset value, end of period..........  $   18.04   $   16.69   $   16.42   $   17.80   $   16.92
                                          ----------  ----------  ----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  ----------

Total investment return (c).............      17.70%       7.00%      (2.88)%      7.02%      53.60%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 910,801   $1,204,428  $1,353,722  $1,644,402  $1,223,340
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.01)%     (0.84)%     (0.49)%     (0.02)%      0.80%
  Without expense reductions............      (1.06)%     (0.89)%     (0.55)%       N/A         N/A
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       1.79%       1.74%       1.77%       1.80%        2.0%
  Without expense reductions............       1.84%       1.79%       1.83%        N/A         N/A
Portfolio turnover rate++++.............         35%         37%         62%         57%         41%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A         N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F42

                             GT GLOBAL THEME FUNDS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for a share outstanding throughout each period, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                                                        TELECOMMUNICATIONS FUND
                                          -----------------------------------------------------------------------------------
                                                                   CLASS B++                              ADVISOR CLASS+++
                                          -----------------------------------------------------------  ----------------------
                                                                                           APRIL 1,
                                                                                             1993      YEAR ENDED OCTOBER 31,
                                                      YEAR ENDED OCTOBER 31,                  TO
                                          ----------------------------------------------  OCTOBER 31,  ----------------------
                                           1997 (D)    1996 (D)      1995      1994 (D)      1993       1997 (D)    1996 (D)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Per Share Operating Performance:
Net asset value, beginning of period....  $   16.37   $   16.20   $   17.66   $   16.87    $   12.68   $   16.81   $   16.46
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Income from investment operations:
  Net investment income (loss)..........      (0.25)      (0.23)      (0.17)      (0.10)        0.01       (0.09)      (0.05)
  Net realized and unrealized gain
   (loss) on investments................       2.87        1.22       (0.43)       1.17         4.18        2.97        1.22
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Net increase (decrease) from
     investment operations..............       2.62        0.99       (0.60)       1.07         4.19        2.88        1.17
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Distributions to shareholders:
  From net investment income............         --          --          --       (0.01)          --          --          --
  From net realized gain on
   investments..........................      (1.41)      (0.82)      (0.86)      (0.27)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
    Total distributions.................      (1.41)      (0.82)      (0.86)      (0.28)          --       (1.41)      (0.82)
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
Net asset value, end of period..........  $   17.58   $   16.37   $   16.20   $   17.66    $   16.87   $   18.28   $   16.81
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------
                                          ----------  ----------  ----------  ----------  -----------  ----------  ----------

Total investment return (c).............      17.15%       6.46%      (3.37)%      6.50%        33.0%(b)     18.33%      7.49%
Ratios and supplemental data:
Net assets, end of period (in 000's)....  $ 805,535   $1,007,654  $1,111,520  $1,184,081   $ 455,335   $   4,783   $     945
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................      (1.51)%     (1.34)%     (0.99)%     (0.52)%        0.3%(a)     (0.51)%     (0.34)%
  Without expense reductions............      (1.56)%     (1.39)%     (1.05)%       N/A          N/A       (0.56)%     (0.39)%
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................       2.29%       2.24%       2.27%       2.30%         2.5%(a)      1.29%      1.24%
  Without expense reductions............       2.34%       2.29%       2.33%        N/A          N/A        1.34%       1.29%
Portfolio turnover rate++++.............         35%         37%         62%         57%          41%         35%         37%
Average commission rate per share paid
 on portfolio transactions++++..........  $  0.0085   $  0.0165         N/A         N/A          N/A   $  0.0085   $  0.0165


                                          JUNE 1, 1995
                                               TO
                                           OCTOBER 31,
                                              1995
                                          -------------
Per Share Operating Performance:
Net asset value, beginning of period....    $   15.24
                                          -------------
Income from investment operations:
  Net investment income (loss)..........           --
  Net realized and unrealized gain
   (loss) on investments................         1.22
                                          -------------
    Net increase (decrease) from
     investment operations..............         1.22
                                          -------------
Distributions to shareholders:
  From net investment income............           --
  From net realized gain on
   investments..........................           --
                                          -------------
    Total distributions.................           --
                                          -------------
Net asset value, end of period..........    $   16.46
                                          -------------
                                          -------------
Total investment return (c).............         7.94%(b)
Ratios and supplemental data:
Net assets, end of period (in 000's)....    $     681
Ratio of net investment income (loss) to
 average net assets:
  With expense reductions (Notes 1 &
   5)...................................         0.01%(a)
  Without expense reductions............         0.07%(a)
Ratio of expenses to average net assets:
  With expense reductions (Notes 1 &
   5)...................................         1.27%(a)
  Without expense reductions............         1.33%(a)
Portfolio turnover rate++++.............           62%
Average commission rate per share paid
 on portfolio transactions++++..........          N/A

----------------

 (a) Annualized.
 (b) Not Annualized.
 (c) Total investment return does not include sales charge.
 (d) These selected per share data were calculated based upon the average shares outstanding during the period.
  + All capital shares issued and outstanding March 31, 1993 were reclassified as Class A shares.
 ++  Commencing April 1, 1993, the Fund began offering Class B shares.
+++ Commencing June 1, 1995, the Fund began offering Advisor Class shares. ++++ Portfolio turnover and average commission rates are calculated on the basis of the Fund as whole without distinguishing between the classes of shares issued.
N/A  Not Applicable.

    The accompanying notes are an integral part of the financial statements.

                                      F43

                             GT GLOBAL THEME FUNDS

                                    NOTES TO
                              FINANCIAL STATEMENTS
                                October 31, 1997

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Health Care Fund, GT Global Infrastructure Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund ("Funds") are separate series of G.T. Investment Funds, Inc. ("Company"). Collectively, these Funds are known as the "GT Global Theme Funds". The Company is organized as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Company has thirteen series of shares in operation, each series corresponding to a distinct portfolio of investments.

The GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each invests substantially all of its investable assets in Global Consumer Products and Services Portfolio, Global Financial Services Portfolio, Global Infrastructure Portfolio, and Global Natural Resources Portfolio ("Portfolios"), respectively. Each Portfolio is organized as a subtrust of a New York common law trust ("Trust") and is registered under the 1940 Act as an open-end management investment company.

The Portfolios have investment objectives, policies, and limitations substantially identical to those of their corresponding Funds. Therefore, the financial statements of the aforementioned Funds and their respective Portfolios have been presented on a consolidated basis, and represent all activities of both the respective Funds and Portfolios. Through October 31, 1997, all of the shares of beneficial interest of each Portfolio were owned by either its respective Fund or Chancellor LGT Asset Management, Inc. (the "Manager"), which has a nominal ($100) investment in each Portfolio.

The Funds offer Class A, Class B, and Advisor Class shares, each of which has equal rights as to assets and voting privileges except that Class A and Class B each has exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of each Fund are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its respective service and distribution expenses, and may differ in its transfer agent, registration, and certain other class-specific fees and expenses.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds and Portfolios in the preparation of the financial statements.

(A) PORTFOLIO VALUATION
The Funds calculate the net asset value of and complete orders to purchase, exchange or repurchase Fund shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Equity securities are valued at the last sale price on the exchange on which such securities are traded, or on the principal over-the-counter market on which such securities are traded, as of the close of business on the day the securities are being valued, or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange determined by the Manager to be the primary market.

Fixed income investments are valued at the mean of representative quoted bid and ask prices for such investments or, if such prices are not available, at prices for investments of comparative maturity, quality and type; however, when the Manager deems it appropriate, prices obtained for the day of valuation from a bond pricing service will be used. Short-term investments are valued at amortized cost adjusted for foreign exchange translation and market fluctuation, if any.

Investments for which market quotations are not readily available (including restricted securities which are subject to limitations on their sale) are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

Portfolio securities which are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, and those values are then translated into U.S. dollars at the current exchange rates, except that when an occurrence subsequent to the time a value was so established is likely to have materially changed such value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Company's Board of Directors or the Trusts' Board of Trustees.

(B) FOREIGN CURRENCY TRANSLATION
The accounting records of each Fund and Portfolio are maintained in U.S. dollars. The market values of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the Funds or Portfolios (the phrase "Fund or Portfolio" hereinafter includes the GT Global Health Care Fund, the GT Global Telecommunications Fund, and the four Portfolios) after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred.

                                      F44

                             GT GLOBAL THEME FUNDS

A Fund or Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, forward foreign currency contracts, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's or Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at year end, resulting from changes in exchange rates.

(C) REPURCHASE AGREEMENTS
With respect to repurchase agreements entered into by a Fund or Portfolio, it is the Fund's or Portfolio's policy to always receive, as collateral, United States government securities or other high quality debt securities of which the value, including accrued interest, is at least equal to the amount to be repaid to the Fund or Portfolio under each agreement at its maturity.

(D) FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract ("Forward Contract") is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the Forward Contract fluctuates with changes in currency exchange rates. The Forward Contract is marked-to-market daily and the change in market value is recorded by the Fund or Portfolio as an unrealized gain or loss. When the Forward Contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. Forward Contracts involve market risk in excess of the amount shown in the Fund's or Portfolio's "Statement of Assets and Liabilities". A Fund or Portfolio could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably. A Fund or Portfolio may enter into Forward Contracts in connection with planned purchases or sales of securities, or to hedge against adverse fluctuations in exchange rates between currencies.

(E) OPTION ACCOUNTING PRINCIPLES
When a Fund or Portfolio writes a call or put option, an amount equal to the premium received is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. The current market value of an option listed on a traded exchange is valued at its last bid price, or, in the case of an over-the-counter option, is valued at the average of the last bid prices obtained from brokers, unless a quotation from only one broker is available, in which case only that broker's price will be used. If an option expires on its stipulated expiration date or if the Fund or Portfolio enters into a closing purchase transaction, a gain or loss is realized without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the cost of the underlying security purchased would be decreased by the premium originally received. The Fund or Portfolio can write options only on a covered basis, which, for a call, requires that the Fund or Portfolio hold the underlying security and, for a put, requires the Fund or Portfolio to set aside cash, U.S. government securities or other liquid securities in an amount not less than the exercise price, or otherwise provide adequate cover at all times while the put option is outstanding. The Fund or Portfolio may use options to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

The premium paid by the Fund or Portfolio for the purchase of a call or put option is included in the Fund's or Portfolio's "Statement of Assets and Liabilities" as an investment and subsequently "marked-to-market" to reflect the current market value of the option. If an option which the Fund or Portfolio has purchased expires on the stipulated expiration date, the Fund or Portfolio realizes a loss in the amount of the cost of the option. If the Fund or Portfolio enters into a closing sale transaction, the Fund or Portfolio realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund or Portfolio exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund or Portfolio exercises a put option, it realizes a gain or loss from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that the Fund or Portfolio may forego the opportunity of profit if the market value of the underlying security or index increases and the option is exercised. The risk in writing a put option is that the Fund or Portfolio may incur a loss if the market value of the underlying security or index decreases and the option is exercised. In addition, there is the risk the Fund or Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(F) FUTURES CONTRACTS
A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract a Fund or Portfolio is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund or Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund or Portfolio as unrealized gains or losses. When the contract is closed, the Fund or Portfolio records a realized gain or loss equal to the difference

                                      F45

                             GT GLOBAL THEME FUNDS

between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund or Portfolio is that the change in value of the underlying securities may not correlate to the change in value of the contracts. A Fund or Portfolio may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values or interest rates.

(G) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out-basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Where a high level of uncertainty exists as to its collection, income is recorded net of all withholding tax with any rebate recorded when received. A Fund or Portfolio may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund or Portfolio to subsequently invest at less advantageous prices.

(H) PORTFOLIO SECURITIES LOANED
At October 31, 1997, stocks with an aggregate value listed below were on loan to brokers. The loans were secured by cash collateral received by the Funds or
Portfolios:

                                                                               YEAR ENDED
                                                  OCTOBER 31, 1997            OCTOBER 31,
                                          --------------------------------        1997
                                          AGGREGATE VALUE        CASH        --------------
                                              ON LOAN         COLLATERAL     FEES RECEIVED
                                          ---------------   --------------   --------------
Global Consumer Products and Services
 Portfolio..............................   $  4,385,800      $   4,476,600      $121,197
Global Financial Services Portfolio.....      1,715,052          1,813,650        18,080
GT Global Health Care Fund..............     33,287,031         33,773,900        96,689
Global Infrastructure Portfolio.........      3,149,538          3,301,300        84,150
Global Natural Resources Portfolio......     12,448,138         12,910,000        66,945
GT Global Telecommunications Fund.......    132,935,037        137,795,261       888,654

For international securities, cash collateral is received by a Fund or Portfolio against loaned securities in an amount at least equal to 105% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 103% of the market value of the loaned securities during the period of the loan. For domestic securities, cash collateral is received by a Fund or Portfolio against loaned securities in the amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Fees received from securities loaned were used to reduce the Funds' or Portfolios' custodian and other administrative expenses.

(I) TAXES
It is the intended policy of the Funds and Portfolios to meet the requirements for qualification as a "regulated investment company" under the Internal Revenue Code of 1986, as amended ("Code"). It is also the intention of the Funds to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, unrealized appreciation of securities held, or excise tax on income and capital gains.

(J) DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded by each Fund on the ex-date. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds or Portfolios and timing differences.

(K) DEFERRED ORGANIZATIONAL EXPENSES
Expenses incurred by the GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund in connection with their organizations, their initial registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares aggregated $51,500, $63,100, $51,500, and $51,500, respectively. These expenses are being amortized on a straightline basis over a five-year period.

(L) FOREIGN SECURITIES
There are certain additional considerations and risks associated with investing in foreign securities and currency transactions that are not inherent in investments of domestic origin. The Fund's or Portfolio's investments in emerging market countries may involve greater risks than investments in more developed markets and the price of such investments may be volatile. These risks of investing in foreign and emerging markets may include foreign currency exchange rate fluctuations, perceived credit risk, adverse political and economic developments and possible adverse foreign government intervention.

In addition, each Fund or Portfolio may focus its investments in certain related consumer products and services, financial services, health care, infrastructure, natural resources, or telecommunications industries, subjecting the Fund or Portfolio to greater risk than a fund that is more diversified.

(M) INDEXED SECURITIES
A Fund or Portfolio may invest in indexed securities whose value is linked either directly or indirectly to changes in foreign currencies, interest rates, equities, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

                                      F46

                             GT GLOBAL THEME FUNDS

(N) RESTRICTED SECURITIES
A Fund or Portfolio is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) are shown at the end of the Fund's or Portfolio's Portfolio of Investments.

(O) LINE OF CREDIT
Each of the Funds, along with certain other funds ("GT Funds") advised and/or administered by the Manager, has a line of credit with each of BankBoston and State Street Bank & Trust Company. The arrangements with the banks allow the GT Funds to borrow an aggregate maximum amount of $200,000,000. Each Fund is limited to borrowing up to 33 1/3% of the value of each Fund's total assets. On October 31, 1997, GT Global Natural Resources Fund had $4,670,000 in loans outstanding.

For the year ended October 31, 1997, the weighted average outstanding daily balance of bank loans (based on the number of days the loans were outstanding) for GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund was $2,217,765, $4,916,667, $4,008,879 and $26,570,611, respectively, with a weighted average interest rate of 6.14%, 6.61%, 6.32% and 6.32%, respectively. Interest expense for the GT Global Consumer Products Fund, GT Global Health Care Fund, GT Global Natural Resources Fund and GT Global Telecommunications Fund for the year ended October 31, 1997 was $6,616, $21,656, $64,318 and $527,303, respectively.
Interest expense is included in "Other Expenses" on the Statement of Operations.

2. RELATED PARTIES
Chancellor LGT Asset Management, Inc. is the Funds' and Portfolios' investment manager and administrator. GT Global Consumer Products and Services Fund, GT Global Financial Services Fund, GT Global Infrastructure Fund, and GT Global Natural Resources Fund each pays the Manager administration fees at the annualized rate of 0.25% of such Fund's average daily net assets. Each of the Portfolios pays investment management and administration fees to the Manager at the annualized rate of 0.725% on the first $500 million of average daily net assets of the Portfolio; 0.70% on the next $500 million; 0.675% on the next $500 million; and 0.65% on amounts thereafter. GT Global Health Care Fund and GT Global Telecommunications Fund each pays investment management and administration fees to the Manager at the annualized rate of 0.975% on the first $500 million of average daily net assets of the Fund; 0.95% on the next $500 million; 0.925% on the next $500 million and 0.90% on amounts thereafter. These fees are computed daily and paid monthly.

GT Global, Inc. ("GT Global"), an affiliate of the Manager, serves as the Funds' distributor. The Funds offer Class A, Class B, and Advisor Class shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Funds' current prospectus. GT Global collects the sales charges imposed on sales of Class A shares, and reallows a portion of such charges to dealers through which the sales are made. For the year ended October 31, 1997, GT Global retained the following sales charges: $85,990 for the GT Global Consumer Products and Services Fund, $22,263 for the GT Global Financial Services Fund, $54,971 for the GT Global Health Care Fund, $24,983 for the GT Global Infrastructure Fund, $63,915 for the GT Global Natural Resources Fund, and $131,495 for the GT Global Telecommunications Fund. Purchases of Class A shares exceeding $500,000 may be subject to a contingent deferred sales charge ("CDSC") upon redemption, in accordance with the Funds' current prospectus. GT Global collected CDSCs for the year ended October 31, 1997, as follows: $5,032 for the GT Global Consumer Products and Services Fund, $0 for the GT Global Financial Services Fund, $15,375 for the GT Global Health Care Fund, $115 for the GT Global Infrastructure Fund, $12,885 for the GT Global Natural Resources Fund, and $11,930 for the GT Global Telecommunications Fund. GT Global also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges. When Class B shares are sold, GT Global, from its own resources, pays commissions to dealers through which the sales are made. Certain redemptions of Class B shares made within six years of purchase are subject to CDSCs, in accordance with the Funds' current prospectus. For the year ended October 31, 1997, GT Global collected CDSCs in the amount of: $503,378 for the GT Global Consumer Products and Services Fund, $81,031 for the GT Global Financial Services Fund, $530,383 for the GT Global Health Care Fund, $261,504 for the GT Global Infrastructure Fund, $404,993 for the GT Global Natural Resources Fund, and $7,104,939 for the GT Global Telecommunications Fund. In addition, GT Global makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate distribution plans with respect to the Funds' Class A shares ("Class A Plan") and Class B shares ("Class B Plan"), pursuant to which a Fund reimburses GT Global for a portion of its shareholder servicing and distributions expenses. Under the Class A Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.50% of the average daily net assets of the Fund's Class A shares, less any amounts paid by the Fund as the aforementioned service fee, for GT Global's expenditures incurred in providing services as distributor. All expenses for which GT Global is reimbursed under the Class A Plan will have been incurred within one year of such reimbursement.

Pursuant to the Class B Plan, a Fund may pay GT Global a service fee at the annualized rate of up to 0.25% of the average daily net assets

                                      F47

                             GT GLOBAL THEME FUNDS

of the Fund's Class B shares for GT Global's expenditures incurred in servicing and maintaining shareholder accounts, and may pay GT Global a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for GT Global's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect.

The Manager and GT Global voluntarily have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expense) to the maximum annual rate of 2.40%, 2.90%, and 1.90% of the average daily net assets of the Fund's Class A, Class B, and Advisor Class shares, respectively. If necessary, this limitation will be effected by waivers by the Manager of investment management fees, waivers by GT Global of payments under the Class A Plan and/or Class B Plan and/or reimbursements by the Manager or GT Global of portions of the Fund's other operating expenses.

Effective November 1, 1997, the Manager and GT Global have undertaken to limit each Fund's expenses (exclusive of brokerage commissions, taxes, interest, and extraordinary expenses) to the annual rate of 2.00%, 2.50%, and 1.50% of the average daily net assets of the Fund's Class A, Class B and Advisor Class shares, respectively. This undertaking may be changed or eliminated in the future.

GT Global Investor Services, Inc. ("GT Services"), an affiliate of the Manager and GT Global, is the transfer agent of the Funds. For performing shareholder servicing, reporting, and general transfer agent services, GT Services receives an annual maintenance fee of $17.50 per account, a new account fee of $4.00 per account, a per transaction fee of $1.75 for all transactions other than exchanges and a per exchange fee of $2.25. GT Services also is reimbursed by the Funds for its out-of-pocket expenses for such items as postage, forms, telephone charges, stationery and office supplies.

The Manager is the pricing and accounting agent for the Funds and Portfolios. The monthly fee for these services to the Manager is a percentage, not to exceed 0.03% annually, of a Fund or Portfolio's average daily net assets. The annual fee rate is derived by applying 0.03% to the first $5 billion of assets of all registered mutual funds advised by the Manager and 0.02% to the assets in excess of $5 billion and allocating the result according to each Fund's average daily net assets.

The Company pays each Director who is not an employee, officer or director of the Manager, or any other affiliated company $5,000 per year plus $300 for each meeting of the board or any committee thereof attended by the Director. Each Portfolio pays each of its Trustees who is not an employee, officer, or director of the Manager, GT Global or GT Services $500 per year plus $150 for each meeting of the board or any committee thereof attended by the Trustee.

3. PURCHASES AND SALES OF SECURITIES
The following summarizes purchases and sales of investment securities, other than short-term investments, by each Fund or Portfolio for the year ended October 31, 1997:

                       PURCHASES AND SALES OF SECURITIES

PORTFOLIO                                                                                                 PURCHASES
----------------------------------------------------------------------------------------------------  -----------------
Global Consumer Products and Services Portfolio.....................................................  $     612,647,861
Global Financial Services Portfolio.................................................................         92,386,002
GT Global Health Care Fund..........................................................................        787,196,366
Global Infrastructure Portfolio.....................................................................         39,949,012
Global Natural Resources Portfolio..................................................................        443,019,604
GT Global Telecommunications Fund...................................................................        645,313,904

PORTFOLIO                                                                                                    SALES

----------------------------------------------------------------------------------------------------  -------------------

Global Consumer Products and Services Portfolio.....................................................  $       664,389,208

Global Financial Services Portfolio.................................................................           40,245,074

GT Global Health Care Fund..........................................................................          891,939,099

Global Infrastructure Portfolio.....................................................................           39,409,094

Global Natural Resources Portfolio..................................................................          403,198,520

GT Global Telecommunications Fund...................................................................        1,492,219,852


4. CAPITAL SHARES
At October 31, 1997, there were 6,000,000,000 shares of the Company's common stock authorized, at $0.0001 par value. Of this amount, 400,000,000 were classified as shares of the GT Global Telecommunications Fund; 400,000,000 were classified as shares of GT Global Government Income Fund; 200,000,000 were classified as shares of GT Global Developing Markets Fund; 200,000,000 were classified as shares of GT Global Health Care Fund; 200,000,000 were classified as shares of GT Global Strategic Income Fund; 200,000,000 were classified as shares of GT Global Currency Fund (inactive); 200,000,000 were classified as shares of GT Global Growth & Income Fund; 200,000,000 were classified as shares of GT Global Small Companies Fund (inactive); 200,000,000 were classified as shares of GT Global Latin America Growth Fund; 200,000,000 were classified as shares of GT Global Emerging Markets Fund; 200,000,000 were classified as shares of GT Global High Income Fund; 200,000,000 were classified as shares of GT Global Financial Services Fund; 200,000,000 were classified as shares of GT Global Natural Resources Fund; 200,000,000 were classified as shares of GT Global Infrastructure Fund; 200,000,000 were classified as shares of GT Global Consumer Products and Services Fund. The shares of each of the foregoing series of the Company were divided equally into two classes, designated Class A and Class B common stock. With respect to the issuance of Advisor Class shares, 100,000,000 shares were classified as shares of each of the fifteen series of the Company and designated as Advisor Class common stock. 1,100,000,000 shares remain unclassified. Transactions in capital shares of the Fund were as follows:

                                      F48

                             GT GLOBAL THEME FUNDS

                           CAPITAL SHARE TRANSACTIONS

GT GLOBAL CONSUMER PRODUCTS & SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,438,964  $  69,880,587    6,142,401  $ 118,779,939
Shares issued in connection with
  reinvestment of distributions.........      143,274      2,884,089       13,656        202,166
                                          -----------  -------------  -----------  -------------
                                            3,582,238     72,764,676    6,156,057    118,982,105
Shares repurchased......................   (4,424,828)   (88,957,730)  (2,769,898)   (54,486,898)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................     (842,590) $ (16,193,054)   3,386,159  $  64,495,207
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    2,703,434  $  53,329,784    5,689,956  $ 110,105,123
Shares issued in connection with
  reinvestment of distributions.........      168,859      3,364,713       10,957        161,052
                                          -----------  -------------  -----------  -------------
                                            2,872,293     56,694,497    5,700,913    110,266,175
Shares repurchased......................   (2,802,820)   (55,171,454)  (1,675,446)   (32,960,366)
                                          -----------  -------------  -----------  -------------
Net increase............................       69,473  $   1,523,043    4,025,467  $  77,305,809
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      287,832  $   6,471,623      589,226  $  12,396,492
Shares issued in connection with
  reinvestment of distributions.........       15,186        308,573          402          5,969
                                          -----------  -------------  -----------  -------------
                                              303,018      6,780,196      589,628     12,402,461
Shares repurchased......................     (386,341)    (7,704,551)    (248,775)    (5,293,607)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      (83,323) $    (924,355)     340,853  $   7,108,854
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL FINANCIAL SERVICES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    3,783,353  $  60,418,186      900,372  $  11,973,497
Shares issued in connection with
  reinvestment of distributions.........       35,121        488,531        3,997         50,562
                                          -----------  -------------  -----------  -------------
                                            3,818,474     60,906,717      904,369     12,024,059
Shares repurchased......................   (2,611,893)   (41,931,634)    (867,261)   (11,494,650)
                                          -----------  -------------  -----------  -------------
Net increase............................    1,206,581  $  18,975,083       37,108  $     529,409
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    4,102,099  $  64,968,183      596,980  $   7,792,181
Shares issued in connection with
  reinvestment of distributions.........       44,922        618,563        2,898         36,456
                                          -----------  -------------  -----------  -------------
                                            4,147,021     65,586,746      599,878      7,828,637
Shares repurchased......................   (2,045,933)   (32,384,709)    (281,339)    (3,677,982)
                                          -----------  -------------  -----------  -------------
Net increase............................    2,101,088  $  33,202,037      318,539  $   4,150,655
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      220,956  $   4,021,549        3,500  $      47,698
Shares issued in connection with
  reinvestment of distributions.........          359          5,018           35            420
                                          -----------  -------------  -----------  -------------
                                              221,315      4,026,567        3,535         48,118
Shares repurchased......................      (11,568)      (198,290)      (1,103)       (14,704)
                                          -----------  -------------  -----------  -------------
Net increase............................      209,747  $   3,828,277        2,432  $      33,414
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F49

                             GT GLOBAL THEME FUNDS

GT GLOBAL HEALTH CARE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   31,631,342  $ 772,292,073   84,410,204  $1,903,687,570
Shares issued in connection with
  reinvestment of distributions.........    1,208,813     27,043,227    2,009,491     41,475,881
                                          -----------  -------------  -----------  -------------
                                           32,840,155    799,335,300   86,419,695  1,945,163,451
Shares repurchased......................  (35,792,763)  (876,621,319) (86,124,175) (1,957,478,015)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................   (2,952,608) $ (77,286,019)     295,520  $ (12,314,564)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    6,206,431  $ 152,327,079    6,741,207  $ 157,453,975
Shares issued in connection with
  reinvestment of distributions.........      321,688      7,045,104      411,416      8,363,880
                                          -----------  -------------  -----------  -------------
                                            6,528,119    159,372,183    7,152,623    165,817,855
Shares repurchased......................   (5,770,947)  (142,017,878)  (5,784,194)  (129,761,569)
                                          -----------  -------------  -----------  -------------
Net increase............................      757,172  $  17,354,305    1,368,429  $  36,056,286
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,865,809  $  48,687,774    1,142,479  $  27,246,793
Shares issued in connection with
  reinvestment of distributions.........        2,543         57,375        3,280         67,679
                                          -----------  -------------  -----------  -------------
                                            1,868,352     48,745,149    1,145,759     27,314,472
Shares repurchased......................   (1,676,189)   (43,406,078)  (1,121,971)   (26,090,499)
                                          -----------  -------------  -----------  -------------
Net increase............................      192,163  $   5,339,071       23,788  $   1,223,973
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL INFRASTRUCTURE FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................    1,282,535  $  19,272,428    2,175,475  $  30,275,819
Shares issued in connection with
  reinvestment of distributions.........      123,795      1,776,449           --             --
                                          -----------  -------------  -----------  -------------
                                            1,406,330     21,048,877    2,175,475     30,275,819
Shares repurchased......................   (1,518,962)   (23,157,570)  (2,503,715)   (33,964,432)
                                          -----------  -------------  -----------  -------------
Net decrease............................     (112,632) $  (2,108,693)    (328,240) $  (3,688,613)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    1,233,796  $  18,394,879      903,064  $  12,423,925
Shares issued in connection with
  reinvestment of distributions.........      164,966      2,337,575           --             --
                                          -----------  -------------  -----------  -------------
                                            1,398,762     20,732,454      903,064     12,423,925
Shares repurchased......................   (1,288,192)   (19,574,097)  (1,306,101)   (17,421,173)
                                          -----------  -------------  -----------  -------------
Net increase (decrease).................      110,570  $   1,158,357     (403,037) $  (4,997,248)
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................      154,643  $   2,526,548       11,122  $     154,109
Shares issued in connection with
  reinvestment of distributions.........        1,147         16,592           --             --
                                          -----------  -------------  -----------  -------------
                                              155,790      2,543,140       11,122        154,109
Shares repurchased......................      (12,773)      (202,670)      (5,256)       (70,861)
                                          -----------  -------------  -----------  -------------
Net increase............................      143,017  $   2,340,470        5,866  $      83,248
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

                                      F50

                             GT GLOBAL THEME FUNDS

GT GLOBAL NATURAL RESOURCES FUND

                                                  YEAR ENDED                  YEAR ENDED
                                               OCTOBER 31, 1997            OCTOBER 31, 1996
                                          --------------------------  --------------------------
CLASS A                                     SHARES        AMOUNT        SHARES        AMOUNT
----------------------------------------  -----------  -------------  -----------  -------------
Shares sold.............................   14,008,426  $ 250,536,207    9,220,103  $ 142,385,816
Shares issued in connection with
  reinvestment of distributions.........       97,424      1,671,792        3,977         47,892
                                          -----------  -------------  -----------  -------------
                                           14,105,850    252,207,999    9,224,080    142,433,708
Shares repurchased......................  (13,512,928)  (239,425,288)  (7,529,884)  (116,812,100)
                                          -----------  -------------  -----------  -------------
Net increase............................      592,922  $  12,782,711    1,694,196  $  25,621,608
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

CLASS B
----------------------------------------
Shares sold.............................    5,227,207  $  91,103,073    4,288,540  $  66,460,658
Shares issued in connection with
  reinvestment of distributions.........      120,229      2,044,194          709          8,495
                                          -----------  -------------  -----------  -------------
                                            5,347,436     93,147,267    4,289,249     66,469,153
Shares repurchased......................   (4,425,914)   (75,084,090)  (2,178,862)   (33,276,553)
                                          -----------  -------------  -----------  -------------
Net increase............................      921,522  $  18,063,177    2,110,387  $  33,192,600
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................    1,573,656  $  31,848,691      663,037  $  10,703,010
Shares issued in connection with
  reinvestment of distributions.........        7,576        130,389           77            922
                                          -----------  -------------  -----------  -------------
                                            1,581,232     31,979,080      663,114     10,703,932
Shares repurchased......................   (1,180,622)   (22,478,170)    (356,384)    (5,379,503)
                                          -----------  -------------  -----------  -------------
Net increase............................      400,610  $   9,500,910      306,730  $   5,324,429
                                          -----------  -------------  -----------  -------------
                                          -----------  -------------  -----------  -------------

GT GLOBAL TELECOMMUNICATIONS FUND

                                                   YEAR ENDED                     YEAR ENDED
                                                OCTOBER 31, 1997               OCTOBER 31, 1996
                                          -----------------------------  -----------------------------
CLASS A                                      SHARES         AMOUNT          SHARES         AMOUNT
----------------------------------------  ------------  ---------------  ------------  ---------------
Shares sold.............................    86,491,272  $ 1,449,735,933   161,134,594  $ 2,777,197,821
Shares issued in connection with
  reinvestment of distributions.........     4,872,560       77,134,577     3,376,395       52,886,360
                                          ------------  ---------------  ------------  ---------------
                                            91,363,832    1,526,870,510   164,510,989    2,830,084,181
Shares repurchased......................  (113,032,156)  (1,893,258,359) (174,818,005)  (3,017,740,549)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (21,668,324) $  (366,387,849)  (10,307,016) $  (187,656,368)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

CLASS B
----------------------------------------
Shares sold.............................     9,249,969  $   152,245,081    15,365,874  $   260,167,785
Shares issued in connection with
  reinvestment of distributions.........     4,413,826       68,371,781     2,882,770       44,452,585
                                          ------------  ---------------  ------------  ---------------
                                            13,663,795      220,616,862    18,248,644      304,620,370
Shares repurchased......................   (29,383,147)    (477,593,385)  (25,319,583)    (426,829,324)
                                          ------------  ---------------  ------------  ---------------
Net decrease............................   (15,719,352) $  (256,976,523)   (7,070,939) $  (122,208,954)
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

ADVISOR CLASS
----------------------------------------
Shares sold.............................     2,029,510  $    36,070,768     1,229,487  $    21,592,338
Shares issued in connection with
  reinvestment of distributions.........        11,071          176,806         2,119           33,270
                                          ------------  ---------------  ------------  ---------------
                                             2,040,581       36,247,574     1,231,606       21,625,608
Shares repurchased......................    (1,835,151)     (32,553,269)   (1,216,785)     (21,450,446)
                                          ------------  ---------------  ------------  ---------------
Net increase............................       205,430  $     3,694,305        14,821  $       175,162
                                          ------------  ---------------  ------------  ---------------
                                          ------------  ---------------  ------------  ---------------

5. EXPENSE REDUCTIONS
The Manager has directed certain portfolio trades to brokers who paid a portion of a Fund's or Portfolio's expenses. For the year ended October 31, 1997, the Funds' or Portfolios' expenses were reduced by the following amounts under these arrangements:

                                                                                                                            EXPENSE
                                                                                                                           REDUCTION
                                                                                                                           ---------
Global Consumer Products and Services Portfolio..........................................................................  $ 123,570
Global Financial Services Portfolio......................................................................................     13,622
GT Global Health Care Fund...............................................................................................     81,354
Global Infrastructure Portfolio..........................................................................................        720
Global Natural Resources Portfolio.......................................................................................     71,129
GT Global Telecommunications Fund........................................................................................    163,244

                                      F51

                             GT GLOBAL THEME FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES
Investments of 5% or more of an issuer's outstanding voting securities by a Fund or Portfolio are defined in the Investment Company Act of 1940 as an affiliated company. Investments in affiliated companies by Global Consumer Products Portfolio, GT Global Health Care Fund, and GT Global Telecommunications Fund at October 31, 1997 amounted to $1,943,798, $251,388,855, and $113,211,488, respectively, at value.

Transactions during the period with companies that are or were affiliates are as follows:

GLOBAL CONSUMER PRODUCTS PORTFOLIO

                                                                          SALES        NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
O & Y Properties Inc. Sp Wts......................  $     1,996,065  $            --  $            --  $         --

GT GLOBAL HEALTH CARE FUND

                                                       PURCHASES          SALES        NET REALIZED      DIVIDEND
                                                         COST           PROCEEDS        GAIN (LOSS)       INCOME
                                                    ---------------  ---------------  ---------------  ------------
ATL Ultrasound, Inc...............................  $    22,092,644  $     7,075,476  $     1,636,015  $         --
AVECOR Cardiovascular, Inc........................        1,034,472               --               --            --
Cardiac Pathways Corp.............................        8,400,212               --               --            --
Cardiovascular Dynamics Inc.......................        3,500,454               --               --            --
Catalytica, Inc...................................       10,691,833       16,327,767        8,539,392            --
Cell Therapeutics Inc.............................       12,018,948               --               --            --
Circon Corp.......................................               --        2,739,253          568,655            --
Depotech Corp.....................................       12,202,500        5,683,922          896,972            --
Endosonics Corp...................................       20,775,778        4,411,500         (979,619)           --
INAMED Corp.......................................        3,033,798           90,000         (108,753)           --
Interferon........................................        5,870,743        3,085,840          839,277
Kensey Nash Corp..................................        5,159,335        1,561,197        1,266,168            --
Life Medical Sciences, Inc........................        2,096,223          442,500         (352,500)           --
Micro Therapeutics, Inc...........................        1,800,000           66,248            6,248            --
Photoelectron Corp................................        2,822,805               --               --            --
Physio-Control International Corp.................       16,172,912        1,542,063           65,018            --
Protein Design Labs, Inc..........................       12,029,386       22,123,118           40,261            --
Regeneron Pharmaceuticals, Inc....................       15,114,745        2,161,577          277,371            --
Sunrise Medical, Inc..............................        3,237,927               --               --            --
TheraTech, Inc....................................        7,797,057               --               --            --
Visx, Inc.........................................       12,660,684        8,329,268         (295,181)           --

GT GLOBAL TELECOMMUNICATIONS FUND

                                                                          SALES         NET REALIZED      DIVIDEND
                                                    PURCHASES COST      PROCEEDS        GAIN (LOSS)        INCOME
                                                    ---------------  ---------------  ----------------  ------------
ANTEC Corp........................................  $            --  $     8,346,027  $    (10,335,549) $         --
Atlantic Tele-Network, Inc........................               --        1,368,992           (86,633)           --
DSP Communications, Inc...........................       22,490,263       10,010,074       (10,387,819)           --
Echostar Communications Corp. "A".................               --               --                --            --
Gandalf Technologies, Inc.........................               --        4,316,779       (27,050,916)           --
Grupo Mexicano de Video - 144A ADR................               --               --                --            --
Himachal Futuristic Communications Ltd. - 144A
  GDR.............................................               --        1,643,750        (7,656,250)           --
Intermedia Communications of Florida, Inc.........          508,750               --                --            --
International Engineering PLC - Foreign...........               --        3,181,312       (15,784,033)      305,427
Millicom International Cellular S.A...............               --               --                --            --
Orbital Sciences Corp.............................          430,000        6,351,505         1,003,380            --
PT Kabelindo Murni - Foreign......................               --        1,394,687        (5,501,277)           --
Spectrian Corp....................................               --       10,450,207        (9,831,404)           --
Tekelec...........................................          292,878       43,271,004        31,126,430            --
Tele 2000 S.A.....................................               --       10,524,931        (2,848,177)           --
Three-Five Systems, Inc...........................               --        1,862,340        (1,738,353)           --

                                      F52

                             GT GLOBAL THEME FUNDS

FEDERAL TAX INFORMATION (UNAUDITED): Listed below is the amount of income received by the Funds from sources within foreign countries and possessions of the United States and the amount of taxes paid by the Funds to such countries for the fiscal year ended October 31, 1997:

                                                   FOREIGN                    FOREIGN
                                          -------------------------   -----------------------
FUND                                      SOURCE INCOME   PER SHARE    TAXES PAID   PER SHARE
----------------------------------------  -------------   ---------   ------------  ---------
GT Global Consumer Products and Services
  Fund..................................          --            --             --         --
GT Global Financial Services Fund.......     $699,745      $0.1412    $    77,681    $0.0157
GT Global Health Care Fund..............          --            --             --         --
GT Global Infrastructure Fund...........          --            --             --         --
GT Global Natural Resources Fund........          --            --             --         --
GT Global Telecommunications Fund.......          --            --             --         --

Pursuant to Section 852 of the Internal Revenue Code, the Funds designate the following amounts as capital gain dividends for the fiscal year ended October 31, 1997:

                                          CAPITAL GAIN
FUND                                        DIVIDEND
----------------------------------------  ------------
GT Global Consumer Products and Services
  Fund..................................  $    330,657
GT Global Financial Services Fund.......       740,650
GT Global Health Care Fund..............            --
GT Global Infrastructure Fund...........     3,083,268
GT Global Natural Resources Fund........     2,673,826
GT Global Telecommunications Fund.......   166,632,944

Pursuant to Section 854 of the Internal Revenue Code, the Funds designate the following percentage amounts of ordinary income dividends paid (including short-term capital gain distributions, if any) by the Funds as income qualifying for the dividends received deduction for corporations for the fiscal year ended October 31, 1997:

FUND
----------------------------------------
GT Global Consumer Products and Services
  Fund..................................      2.57%
GT Global Financial Services Fund.......     13.12%
GT Global Health Care Fund..............         --
GT Global Infrastructure Fund...........         --
GT Global Natural Resources Fund........      2.48%
GT Global Telecommunications Fund.......         --

                                      F53

                             GT GLOBAL THEME FUNDS

                                     NOTES

--------------------------------------------------------------------------------

                             GT GLOBAL THEME FUNDS

                                GT GLOBAL FUNDS

  GT GLOBAL OFFERS A BROAD RANGE OF FUNDS TO COMPLEMENT MANY INVESTORS' PORTFOLIOS. FOR MORE INFORMATION AND A PROSPECTUS ON ANY GT GLOBAL FUND, INCLUDING FEES, EXPENSES AND THE RISKS OF GLOBAL AND EMERGING MARKET INVESTING AND THE RISKS OF INVESTING IN RELATED INDUSTRIES, PLEASE CONTACT YOUR FINANCIAL ADVISER OR CALL GT GLOBAL DIRECTLY AT 1-800-824-1580.

GROWTH FUNDS
/ / GLOBALLY DIVERSIFIED FUNDS
GT GLOBAL NEW DIMENSION FUND
Captures global growth opportunities by investing directly in the six GT Global Theme Funds
GT GLOBAL WORLDWIDE GROWTH FUND
Invests around the world, including the U.S.
GT GLOBAL INTERNATIONAL GROWTH FUND
Provides portfolio diversity by investing outside the U.S.
GT GLOBAL EMERGING MARKETS FUND
Gives access to the growth potential of developing economies
GT GLOBAL DEVELOPING MARKETS FUND
Invests in debt and equity securities of developing market issuers

/ / GLOBAL THEME FUNDS
GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND
Invests in companies that manufacture, market, retail, or distribute consumer products or services
GT GLOBAL FINANCIAL SERVICES FUND
Focuses on the worldwide opportunities from the demand for financial services and products
GT GLOBAL HEALTH CARE FUND
Invests in the growing health care industries worldwide
GT GLOBAL INFRASTRUCTURE FUND
Seeks companies that build, improve or maintain a country's infrastructure
GT GLOBAL NATURAL RESOURCES FUND
Concentrates on companies that own, explore or develop natural resources
GT GLOBAL TELECOMMUNICATIONS FUND
Invests in companies worldwide that develop, manufacture or sell telecommunications services or equipment

/ / REGIONALLY DIVERSIFIED FUNDS
GT GLOBAL NEW PACIFIC GROWTH FUND
Offers access to the emerging and established markets of the Pacific Rim, excluding Japan

GT GLOBAL EUROPE GROWTH FUND
Focuses on investment opportunities in Europe
GT GLOBAL LATIN AMERICA GROWTH FUND
Invests in the emerging markets of Latin America

/ / SINGLE COUNTRY FUNDS
GT GLOBAL AMERICA SMALL CAP GROWTH FUND
Invests in equity securities of small U.S. companies
GT GLOBAL AMERICA MID CAP GROWTH FUND
Concentrates on medium-sized companies in the U.S.
GT GLOBAL AMERICA VALUE FUND
Concentrates on equity securities of large cap U.S. companies believed to be undervalued
GT GLOBAL JAPAN GROWTH FUND
Provides U.S. investors with direct access to the Japanese market

GROWTH AND INCOME FUND
GT GLOBAL GROWTH & INCOME FUND
Invests in blue-chip stocks and government bonds from around the world

INCOME FUNDS
GT GLOBAL GOVERNMENT INCOME FUND
Earns monthly income from global government securities
GT GLOBAL STRATEGIC INCOME FUND
Allocates its assets among debt securities from the U.S., developed foreign countries and emerging markets
GT GLOBAL HIGH INCOME FUND
Invests in debt securities in emerging markets
GT GLOBAL FLOATING RATE FUND
Invests primarily in senior secured floating rate loans that have the potential to achieve a high level of current income

MONEY MARKET FUND
GT GLOBAL DOLLAR FUND
Invests in high quality, U.S. dollar-denominated money market securities worldwide for stability and preservation of capital

                                     [LOGO]

  NO DEALER, SALES REPRESENTATIVE OR OTHER PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATION NOT CONTAINED IN THIS STATEMENT OF ADDITIONAL INFORMATION AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATION MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY G.T. INVESTMENT FUNDS, INC., GT GLOBAL FINANCIAL SERVICES FUND, GLOBAL FINANCIAL SERVICES PORTFOLIO, GT GLOBAL INFRASTRUCTURE FUND, GLOBAL INFRASTRUCTURE PORTFOLIO, GT GLOBAL NATURAL RESOURCES FUND, GLOBAL NATURAL RESOURCES PORTFOLIO, GT GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, GLOBAL CONSUMER PRODUCTS AND SERVICES PORTFOLIO, GT GLOBAL HEALTH CARE FUND, GT GLOBAL TELECOMMUNICATIONS FUND, CHANCELLOR LGT ASSET MANAGEMENT, INC. OR GT GLOBAL, INC. THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFER TO SELL OR SOLICITATION OF ANY OFFER TO BUY ANY OF THE SECURITIES OFFERED HEREBY IN ANY JURISDICTION TO ANY PERSON TO WHOM IT IS UNLAWFUL TO MAKE SUCH OFFER IN SUCH JURISDICTION.

                                                                     THESA703 MC